UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
8/31/2026
Date of reporting period:
2/28/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares ESG Advanced MSCI EAFE ETF
DMXF | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI EAFE ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EAFE ETF	$6	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$708,988,771
Number of Portfolio Holdings	414
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	31.5%
Information Technology	17.0%
Industrials	16.7%
Health Care	11.3%
Communication Services	6.2%
Materials	5.2%
Consumer Discretionary	4.9%
Real Estate	3.9%
Consumer Staples	2.7%
Utilities	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	29.6%
Switzerland	11.1%
Netherlands	9.7%
France	8.6%
Germany	7.8%
United Kingdom	6.1%
Sweden	5.6%
Australia	5.0%
Hong Kong	3.2%
Singapore	2.4%
Other#	10.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced MSCI EAFE ETF
Semi-Annual Shareholder Report — February 28, 2026
DMXF-02/26-SAR

iShares ESG Advanced MSCI EM ETF
EMXF | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI EM ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EM ETF	$9	0.16%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$139,761,197
Number of Portfolio Holdings	564
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.8%
Information Technology	23.8%
Communication Services	10.5%
Consumer Discretionary	7.5%
Industrials	6.3%
Health Care	4.7%
Consumer Staples	3.5%
Materials	3.0%
Real Estate	2.2%
Utilities	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	26.7%
Taiwan	18.6%
South Korea	13.5%
India	12.6%
Brazil	4.5%
Saudi Arabia	3.7%
South Africa	3.2%
Mexico	2.5%
United Arab Emirates	2.5%
Malaysia	1.9%
Other#	10.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced MSCI EM ETF
Semi-Annual Shareholder Report — February 28, 2026
EMXF-02/26-SAR

iShares ESG Aware MSCI EAFE ETF
ESGD | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI EAFE ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EAFE ETF	$11	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$11,701,914,053
Number of Portfolio Holdings	364
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.7%
Industrials	19.5%
Health Care	11.0%
Information Technology	9.4%
Consumer Discretionary	8.9%
Consumer Staples	7.4%
Materials	5.4%
Utilities	3.8%
Communication Services	3.6%
Energy	3.3%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.1%
United Kingdom	14.2%
Switzerland	10.1%
France	9.5%
Germany	8.6%
Australia	6.8%
Netherlands	5.5%
Spain	4.1%
Sweden	3.8%
Italy	3.0%
Other#	11.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware MSCI EAFE ETF
Semi-Annual Shareholder Report — February 28, 2026
ESGD-02/26-SAR

iShares ESG MSCI EM Leaders ETF
LDEM | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG MSCI EM Leaders ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI EM Leaders ETF	$9	0.16%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$34,529,687
Number of Portfolio Holdings	424
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	28.6%
Consumer Discretionary	14.0%
Communication Services	11.9%
Information Technology	9.8%
Industrials	9.2%
Materials	8.7%
Energy	4.7%
Consumer Staples	4.3%
Health Care	4.0%
Utilities	2.9%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.9%
India	14.8%
Taiwan	14.2%
South Korea	9.2%
South Africa	7.7%
Brazil	4.2%
Mexico	3.1%
United Arab Emirates	2.4%
Malaysia	2.3%
Saudi Arabia	2.1%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG MSCI EM Leaders ETF
Semi-Annual Shareholder Report — February 28, 2026
LDEM-02/26-SAR

iShares MSCI Brazil Small-Cap ETF
EWZS | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Brazil Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil Small-Cap ETF	$30	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$364,329,911
Number of Portfolio Holdings	76
Portfolio Turnover Rate	22%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	25.4%
Materials	15.6%
Utilities	11.5%
Consumer Staples	10.6%
Financials	10.4%
Real Estate	9.5%
Industrials	8.4%
Health Care	5.4%
Energy	2.5%
Information Technology	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Lojas Renner SA	4.6%
Sendas Distribuidora SA	3.7%
Multiplan Empreendimentos Imobiliarios SA	3.4%
Allos SA	3.4%
Inter & Co., Inc., Class A	3.2%
Cia de Saneamento de Minas Gerais Copasa MG	3.0%
Pagseguro Digital Ltd., Class A	2.7%
Transmissora Alianca de Energia Eletrica SA	2.4%
GPS Participacoes e Empreendimentos SA	2.4%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Brazil Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2026
EWZS-02/26-SAR

iShares MSCI China ETF
MCHI | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI China ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China ETF	$27	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,435,387,242
Number of Portfolio Holdings	579
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	26.9%
Communication Services	19.8%
Financials	18.1%
Information Technology	9.1%
Materials	6.3%
Industrials	5.2%
Health Care	4.9%
Consumer Staples	3.2%
Energy	3.1%
Utilities	1.9%
Real Estate	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	15.0%
Alibaba Group Holding Ltd.	11.1%
China Construction Bank Corp., Class H	3.5%
Xiaomi Corp., Class B	2.7%
PDD Holdings, Inc., ADR	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.1%
Industrial & Commercial Bank of China Ltd., Class H	1.9%
Meituan, Class B	1.8%
BYD Co. Ltd., Class H	1.6%
Bank of China Ltd., Class H	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China ETF
Semi-Annual Shareholder Report — February 28, 2026
MCHI-02/26-SAR

iShares MSCI China Multisector Tech ETF
TCHI | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI China Multisector Tech ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Multisector Tech ETF	$29	0.59%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$44,185,269
Number of Portfolio Holdings	191
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	48.1%
Consumer Discretionary	20.8%
Communication Services	20.1%
Industrials	9.7%
Financials	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
PDD Holdings, Inc., ADR	4.2%
JD.com, Inc., Class A	4.0%
Xiaomi Corp., Class B	3.9%
Tencent Holdings Ltd.	3.8%
Alibaba Group Holding Ltd.	3.7%
Kuaishou Technology	3.7%
NetEase, Inc.	3.7%
Baidu, Inc., Class A	3.6%
Contemporary Amperex Technology Co. Ltd., Class A	2.6%
Lenovo Group Ltd.	2.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China Multisector Tech ETF
Semi-Annual Shareholder Report — February 28, 2026
TCHI-02/26-SAR

iShares MSCI China Small-Cap ETF
ECNS | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI China Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Small-Cap ETF	$27	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$97,292,978
Number of Portfolio Holdings	277
Portfolio Turnover Rate	22%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	20.3%
Industrials	15.1%
Information Technology	12.8%
Consumer Discretionary	12.7%
Materials	9.1%
Real Estate	8.7%
Communication Services	6.1%
Financials	5.4%
Consumer Staples	5.2%
Utilities	2.4%
Other*	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Minth Group Ltd.	2.2%
Kingboard Holdings Ltd.	1.6%
Kingboard Laminates Holdings Ltd.	1.5%
XD, Inc.	1.4%
Kingsoft Cloud Holdings Ltd.	1.3%
China Conch Venture Holdings Ltd.	1.3%
Harbin Electric Co. Ltd., Class H	1.3%
China Everbright Environment Group Ltd.	1.2%
Dongyue Group Ltd.	1.2%
Sany Heavy Equipment International Holdings Co. Ltd.	1.2%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2026
ECNS-02/26-SAR

iShares MSCI Denmark ETF
EDEN | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Denmark ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Denmark ETF	$26	0.53%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$194,761,148
Number of Portfolio Holdings	43
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	32.8%
Industrials	30.3%
Financials	16.9%
Consumer Staples	6.9%
Materials	4.6%
Utilities	3.4%
Consumer Discretionary	3.1%
Information Technology	1.0%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	18.4%
DSV A/S	12.0%
Danske Bank A/S	7.9%
Vestas Wind Systems A/S	4.9%
Novonesis Novozymes B, Class B	4.7%
Genmab A/S	4.4%
Carlsberg A/S, Class B	3.9%
Orsted A/S	3.4%
AP Moller - Maersk A/S, Class B, NVS	2.7%
Coloplast A/S, Class B	2.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Denmark ETF
Semi-Annual Shareholder Report — February 28, 2026
EDEN-02/26-SAR

iShares MSCI Emerging Markets Quality Factor ETF
EQLT | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Quality Factor ETF	$20	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$11,022,562
Number of Portfolio Holdings	303
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.3%
Financials	19.5%
Consumer Discretionary	10.7%
Materials	8.3%
Communication Services	7.0%
Industrials	6.6%
Consumer Staples	3.6%
Energy	3.4%
Utilities	2.6%
Health Care	2.5%
Real Estate	1.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	21.2%
South Korea	20.0%
Taiwan	15.3%
India	14.6%
Brazil	6.5%
South Africa	5.4%
Saudi Arabia	3.6%
Mexico	2.4%
United Arab Emirates	2.2%
Thailand	1.5%
Other#	7.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Quality Factor ETF
Semi-Annual Shareholder Report — February 28, 2026
EQLT-02/26-SAR

iShares MSCI Emerging Markets Value Factor ETF
EVLU | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Value Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Value Factor ETF	$21	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$13,334,882
Number of Portfolio Holdings	279
Portfolio Turnover Rate	30%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.6%
Financials	19.3%
Consumer Discretionary	13.5%
Communication Services	8.3%
Materials	8.0%
Industrials	5.3%
Energy	4.4%
Consumer Staples	3.7%
Health Care	2.5%
Utilities	2.0%
Real Estate	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	25.7%
South Korea	19.6%
Taiwan	18.4%
India	11.5%
Brazil	5.3%
South Africa	4.8%
Mexico	3.1%
Saudi Arabia	2.8%
Indonesia	1.7%
United Arab Emirates	1.3%
Other#	5.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Value Factor ETF
Semi-Annual Shareholder Report — February 28, 2026
EVLU-02/26-SAR

iShares MSCI Global Quality Factor ETF
AQLT | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Global Quality Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Quality Factor ETF	$11	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$223,269,438
Number of Portfolio Holdings	480
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.2%
Health Care	15.1%
Industrials	12.8%
Communication Services	12.4%
Consumer Staples	10.0%
Financials	7.8%
Consumer Discretionary	4.4%
Materials	2.5%
Energy	0.4%
Real Estate	0.3%
Utilities	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	66.7%
Taiwan	7.2%
Switzerland	5.3%
United Kingdom	4.0%
Japan	3.2%
Netherlands	3.1%
India	1.5%
China	1.4%
Australia	1.3%
Denmark	0.7%
Other#	5.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Quality Factor ETF
Semi-Annual Shareholder Report — February 28, 2026
AQLT-02/26-SAR

iShares MSCI Global Sustainable Development Goals ETF
SDG | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Sustainable Development Goals ETF	$26	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$170,154,505
Number of Portfolio Holdings	123
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	20.2%
Consumer Staples	20.1%
Information Technology	19.4%
Industrials	14.0%
Real Estate	11.6%
Consumer Discretionary	8.7%
Utilities	4.8%
Materials	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	28.1%
China	15.3%
Japan	10.0%
Taiwan	7.3%
Denmark	6.3%
Switzerland	4.8%
Hong Kong	4.1%
Australia	2.7%
Sweden	2.6%
Germany	2.2%
Other#	16.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Sustainable Development Goals ETF
Semi-Annual Shareholder Report — February 28, 2026
SDG-02/26-SAR

iShares MSCI India ETF
INDA | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI India ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India ETF	$31	0.62%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$9,266,633,807
Number of Portfolio Holdings	167
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.2%
Consumer Discretionary	12.4%
Industrials	10.7%
Energy	8.9%
Materials	8.5%
Information Technology	7.8%
Health Care	6.0%
Consumer Staples	5.9%
Communication Services	4.5%
Utilities	3.8%
Real Estate	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	7.4%
Reliance Industries Ltd.	6.2%
ICICI Bank Ltd.	5.3%
Bharti Airtel Ltd.	3.5%
Infosys Ltd.	3.1%
Axis Bank Ltd.	2.3%
Mahindra & Mahindra Ltd.	2.3%
Larsen & Toubro Ltd.	2.1%
Bajaj Finance Ltd.	2.0%
Tata Consultancy Services Ltd.	1.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI India ETF
Semi-Annual Shareholder Report — February 28, 2026
INDA-02/26-SAR

iShares MSCI India Small-Cap ETF
SMIN | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI India Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India Small-Cap ETF	$36	0.74%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$684,325,860
Number of Portfolio Holdings	477
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.9%
Financials	19.9%
Consumer Discretionary	13.7%
Health Care	13.6%
Materials	13.0%
Information Technology	6.9%
Consumer Staples	4.0%
Real Estate	3.8%
Utilities	2.6%
Communication Services	1.6%
Other*	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Federal Bank Ltd.	1.7%
Max Financial Services Ltd.	1.6%
Coforge Ltd.	1.2%
Laurus Labs Ltd.	1.2%
Embassy Office Parks REIT	1.1%
Glenmark Pharmaceuticals Ltd.	1.0%
KEI Industries Ltd.	1.0%
Multi Commodity Exchange of India Ltd.	1.0%
National Aluminium Co. Ltd.	0.9%
Blue Star Ltd.	0.8%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI India Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2026
SMIN-02/26-SAR

iShares MSCI Indonesia ETF
EIDO | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Indonesia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Indonesia ETF	$28	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$310,137,207
Number of Portfolio Holdings	83
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.2%
Materials	18.2%
Energy	11.1%
Communication Services	10.0%
Consumer Staples	6.9%
Industrials	5.7%
Consumer Discretionary	3.8%
Utilities	2.9%
Health Care	2.0%
Real Estate	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	15.5%
Bank Rakyat Indonesia Persero Tbk PT	10.3%
Bank Mandiri Persero Tbk PT	7.5%
Telkom Indonesia Persero Tbk PT	6.7%
Astra International Tbk PT	4.4%
Amman Mineral Internasional PT	4.2%
Dian Swastatika Sentosa Tbk PT	3.0%
Bank Negara Indonesia Persero Tbk PT	2.8%
Bumi Resources Minerals Tbk PT	2.5%
GoTo Gojek Tokopedia Tbk PT	2.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Indonesia ETF
Semi-Annual Shareholder Report — February 28, 2026
EIDO-02/26-SAR

iShares MSCI Japan Value ETF
EWJV | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Japan Value ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Value ETF	$8	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$782,118,729
Number of Portfolio Holdings	109
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.8%
Industrials	21.5%
Consumer Discretionary	18.6%
Information Technology	6.5%
Communication Services	5.5%
Health Care	4.4%
Consumer Staples	3.7%
Materials	3.4%
Real Estate	3.0%
Energy	2.0%
Utilities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	8.3%
Mitsubishi UFJ Financial Group, Inc.	7.6%
Sumitomo Mitsui Financial Group, Inc.	5.1%
Mizuho Financial Group, Inc.	4.1%
Mitsubishi Corp.	4.0%
Mitsui & Co. Ltd.	3.3%
Takeda Pharmaceutical Co. Ltd.	2.1%
Marubeni Corp.	1.9%
KDDI Corp.	1.8%
Sony Group Corp.	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Japan Value ETF
Semi-Annual Shareholder Report — February 28, 2026
EWJV-02/26-SAR

iShares MSCI Kuwait ETF
KWT | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Kuwait ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kuwait ETF	$37	0.74%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$71,891,794
Number of Portfolio Holdings	37
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	66.1%
Real Estate	10.5%
Industrials	8.6%
Communication Services	6.2%
Consumer Discretionary	4.0%
Materials	1.5%
Consumer Staples	1.1%
Utilities	1.0%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Kuwait Finance House KSCP	22.4%
National Bank of Kuwait SAKP	22.2%
Mobile Telecommunications Co. KSCP	4.7%
Gulf Bank KSCP	3.4%
Warba Bank KSCP	3.3%
Mabanee Co. KPSC	3.3%
National Industries Group Holding SAK	2.5%
Al Ahli Bank of Kuwait KSCP	2.4%
Commercial Real Estate Co. KSC	2.0%
Boursa Kuwait Securities Co. KPSC	2.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Kuwait ETF
Semi-Annual Shareholder Report — February 28, 2026
KWT-02/26-SAR

iShares MSCI New Zealand ETF
ENZL | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI New Zealand ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI New Zealand ETF	$25	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$73,869,195
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	29.5%
Industrials	24.4%
Utilities	13.2%
Real Estate	12.5%
Financials	11.4%
Communication Services	4.0%
Energy	1.6%
Consumer Discretionary	1.3%
Information Technology	1.3%
Consumer Staples	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd., Class C	22.6%
Auckland International Airport Ltd.	14.5%
Infratil Ltd.	9.8%
Contact Energy Ltd.	4.5%
Mercury NZ Ltd.	4.4%
Meridian Energy Ltd.	4.3%
EBOS Group Ltd.	4.3%
Fletcher Building Ltd.	4.2%
Spark New Zealand Ltd.	4.0%
Freightways Group Ltd.	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI New Zealand ETF
Semi-Annual Shareholder Report — February 28, 2026
ENZL-02/26-SAR

iShares MSCI Norway ETF
ENOR | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Norway ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Norway ETF	$30	0.54%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$62,051,682
Number of Portfolio Holdings	59
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	25.7%
Financials	24.5%
Industrials	14.7%
Consumer Staples	13.4%
Materials	10.3%
Communication Services	6.2%
Information Technology	3.4%
Utilities	0.7%
Consumer Discretionary	0.7%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
DNB Bank ASA	12.6%
Equinor ASA	10.9%
Kongsberg Gruppen ASA	8.0%
Norsk Hydro ASA	5.7%
Mowi ASA	5.0%
Telenor ASA	4.3%
Orkla ASA	4.3%
Aker BP ASA	4.3%
Yara International ASA	3.8%
Storebrand ASA	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Norway ETF
Semi-Annual Shareholder Report — February 28, 2026
ENOR-02/26-SAR

iShares MSCI Peru and Global Exposure ETF
EPU | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Peru and Global Exposure ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Peru and Global Exposure ETF	$37	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$606,716,106
Number of Portfolio Holdings	27
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	56.5%
Financials	26.0%
Consumer Discretionary	4.7%
Industrials	3.2%
Real Estate	2.9%
Utilities	2.2%
Consumer Staples	2.0%
Communication Services	1.5%
Health Care	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Southern Copper Corp.	24.4%
Credicorp Ltd.	21.8%
Cia. de Minas Buenaventura SAA, ADR	5.0%
Hochschild Mining PLC	4.8%
Pan American Silver Corp.	3.4%
Volcan Cia. Minera SAA, Class B, NVS	3.1%
MMG Ltd.	3.0%
Fortuna Mining Corp.	3.0%
Parque Arauco SA	2.9%
Wheaton Precious Metals Corp.	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Peru and Global Exposure ETF
Semi-Annual Shareholder Report — February 28, 2026
EPU-02/26-SAR

iShares MSCI Philippines ETF
EPHE | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Philippines ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Philippines ETF	$28	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$187,496,366
Number of Portfolio Holdings	36
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	38.8%
Financials	18.8%
Real Estate	11.3%
Utilities	10.2%
Consumer Staples	8.3%
Communication Services	5.4%
Consumer Discretionary	4.9%
Energy	1.3%
Materials	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
International Container Terminal Services, Inc.	20.5%
BDO Unibank, Inc.	8.8%
SM Prime Holdings, Inc.	5.4%
Manila Electric Co.	4.6%
Metropolitan Bank & Trust Co.	4.5%
Bank of the Philippine Islands	4.3%
Jollibee Foods Corp.	3.9%
PLDT, Inc.	3.8%
SM Investments Corp.	3.6%
Ayala Corp.	3.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Philippines ETF
Semi-Annual Shareholder Report — February 28, 2026
EPHE-02/26-SAR

iShares MSCI Poland ETF
EPOL | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Poland ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Poland ETF	$31	0.56%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$654,406,998
Number of Portfolio Holdings	36
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	45.7%
Energy	12.5%
Consumer Discretionary	11.0%
Materials	7.5%
Utilities	5.9%
Communication Services	5.7%
Consumer Staples	5.0%
Industrials	4.4%
Information Technology	1.9%
Health Care	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	15.1%
ORLEN SA	12.5%
Bank Polska Kasa Opieki SA	7.8%
Powszechny Zaklad Ubezpieczen SA	7.7%
KGHM Polska Miedz SA	4.7%
Santander Bank Polska SA	4.3%
LPP SA	4.1%
Allegro.eu SA	3.9%
Dino Polska SA	3.5%
CD Projekt SA	3.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Poland ETF
Semi-Annual Shareholder Report — February 28, 2026
EPOL-02/26-SAR

iShares MSCI Qatar ETF
QAT | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Qatar ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Qatar ETF	$27	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$71,101,159
Number of Portfolio Holdings	35
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	56.6%
Industrials	13.6%
Energy	9.2%
Communication Services	6.3%
Materials	5.2%
Real Estate	4.0%
Utilities	2.4%
Consumer Staples	1.4%
Health Care	0.7%
Information Technology	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Qatar National Bank QPSC	22.6%
Qatar Islamic Bank QPSC	14.4%
Industries Qatar QSC	6.4%
Qatar Gas Transport Co. Ltd.	4.7%
Commercial Bank PSQC (The)	4.7%
Al Rayan Bank	4.6%
Ooredoo QPSC	4.5%
Qatar International Islamic Bank QSC	4.0%
Qatar Navigation QSC	3.9%
Qatar Fuel QSC	3.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Qatar ETF
Semi-Annual Shareholder Report — February 28, 2026
QAT-02/26-SAR

iShares MSCI United Kingdom ETF
EWU | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI United Kingdom ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom ETF	$27	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,240,684,480
Number of Portfolio Holdings	75
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.7%
Consumer Staples	15.6%
Health Care	15.3%
Industrials	12.8%
Energy	10.2%
Materials	8.6%
Utilities	5.2%
Consumer Discretionary	3.9%
Communication Services	2.1%
Information Technology	1.0%
Real Estate	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	9.8%
HSBC Holdings PLC	9.6%
Shell PLC	7.1%
Unilever PLC	4.8%
Rolls-Royce Holdings PLC	4.5%
British American Tobacco PLC	4.1%
GSK PLC	3.6%
Rio Tinto PLC	3.3%
BP PLC	3.1%
National Grid PLC	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI United Kingdom ETF
Semi-Annual Shareholder Report — February 28, 2026
EWU-02/26-SAR

iShares MSCI World Small-Cap ETF
WSML | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI World Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World Small-Cap ETF	$8	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$848,469,115
Number of Portfolio Holdings	3,479
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.2%
Financials	13.7%
Information Technology	11.1%
Consumer Discretionary	11.1%
Materials	10.1%
Health Care	9.7%
Real Estate	8.1%
Energy	4.9%
Consumer Staples	4.3%
Communication Services	2.9%
Other*	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.0%
Japan	13.4%
Canada	5.2%
United Kingdom	4.7%
Australia	3.9%
Sweden	1.7%
Israel	1.7%
Switzerland	1.6%
France	1.4%
Germany	1.4%
Other#	7.0%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI World Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2026
WSML-02/26-SAR

iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
PABD | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	$6	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$318,507,301
Number of Portfolio Holdings	423
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	28.7%
Industrials	17.2%
Health Care	12.5%
Information Technology	11.0%
Consumer Discretionary	7.2%
Real Estate	6.8%
Materials	6.0%
Consumer Staples	4.3%
Utilities	3.5%
Communication Services	2.6%
Energy	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	18.1%
Canada	13.7%
United Kingdom	10.6%
Switzerland	10.4%
France	9.2%
Germany	6.4%
Australia	5.7%
Netherlands	4.6%
Sweden	3.8%
Spain	3.3%
Other#	14.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
Semi-Annual Shareholder Report — February 28, 2026
PABD-02/26-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares ESG Advanced MSCI EAFE ETF | DMXF | NASDAQ
• iShares ESG Advanced MSCI EM ETF | EMXF | NASDAQ

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.0%
ASX Ltd.	12,974	$488,920
Brambles Ltd.	92,608	1,651,582
CAR Group Ltd.	26,373	497,884
Cochlear Ltd.	4,416	625,326
Computershare Ltd.	35,366	779,782
CSL Ltd.	32,949	3,449,318
Evolution Mining Ltd.	137,899	1,636,041
Goodman Group	138,913	2,857,493
Lynas Rare Earths Ltd.(a)	60,759	805,314
Macquarie Group Ltd.	24,608	3,734,519
Northern Star Resources Ltd.	92,388	2,025,122
Pro Medicus Ltd.	3,865	356,692
Qantas Airways Ltd.	52,025	368,206
QBE Insurance Group Ltd.	102,416	1,590,457
REA Group Ltd.	3,504	414,549
Scentre Group	354,571	963,810
Sigma Healthcare Ltd.	362,101	729,874
Sonic Healthcare Ltd.	31,222	529,852
Stockland	163,027	592,864
Suncorp Group Ltd.	73,605	766,114
Transurban Group	211,678	2,157,994
Vicinity Ltd.	274,621	478,690
Westpac Banking Corp.	232,598	7,031,219
Xero Ltd.(a)	11,184	660,201
		35,191,823
Austria — 0.5%
BAWAG Group AG(b)	5,238	811,276
Erste Group Bank AG	20,927	2,483,913
Raiffeisen Bank International AG	8,946	444,437
		3,739,626
Belgium — 1.4%
Ageas SA/NV	10,062	746,868
Argenx SE(a)	4,218	3,263,166
D'ieteren Group	1,484	320,872
Elia Group SA/NV, Class B	3,114	494,764
KBC Group NV	15,604	2,113,296
Lotus Bakeries NV	29	360,678
Sofina SA	1,113	330,607
UCB SA	8,594	2,581,495
		10,211,746
China — 0.0%
Wharf Holdings Ltd.(The)	76,000	251,604
Denmark — 0.8%
Demant A/S(a)(c)	6,674	208,149
Genmab A/S(a)	4,146	1,220,692
Novonesis Novozymes B, Class B	23,951	1,424,455
Pandora A/S	5,281	417,465
Rockwool AS, Class B	6,744	223,615
Tryg A/S	23,337	577,863
Vestas Wind Systems A/S	68,643	1,754,810
		5,827,049
Finland — 1.2%
Elisa OYJ	9,440	484,877
Kesko OYJ, Class B	19,120	471,154
Kone OYJ, Class B	23,103	1,741,810
Metso OYJ	44,731	929,945
Nokia OYJ	360,333	2,765,562
Orion OYJ, Class B	7,639	611,939
Security	Shares	Value
Finland (continued)
Sampo OYJ, Class A	164,575	$1,823,999
		8,829,286
France — 8.6%
Air Liquide SA	39,413	8,287,577
Amundi SA(b)	4,361	416,008
AXA SA	113,758	5,563,004
Ayvens SA(b)	23,995	304,598
BioMerieux	2,816	332,828
Bureau Veritas SA	23,138	804,080
Capgemini SE	10,482	1,324,682
Covivio SA/France	3,915	286,961
Dassault Systemes SE	45,591	998,386
Eiffage SA	4,655	802,720
EssilorLuxottica SA	20,465	5,416,816
Eurofins Scientific SE	7,922	638,357
Euronext NV(b)	5,177	855,327
Gecina SA	3,132	289,155
Getlink SE	19,899	432,053
Hermes International SCA	2,153	5,174,657
Ipsen SA	2,650	517,287
Klepierre SA	14,524	611,221
Legrand SA	17,834	3,230,221
Orange SA	126,608	2,727,459
Publicis Groupe SA	15,557	1,385,274
Rexel SA	15,175	657,197
Sartorius Stedim Biotech	1,954	422,264
Schneider Electric SE	37,296	12,188,698
Societe Generale SA	46,951	4,068,801
Sodexo SA	5,942	325,248
STMicroelectronics NV	46,022	1,535,527
Unibail-Rodamco-Westfield, New	8,276	1,036,880
		60,633,286
Germany — 7.6%
adidas AG	11,632	2,158,143
Allianz SE, Registered	25,879	11,621,669
Beiersdorf AG	6,568	830,825
Commerzbank AG	49,784	2,019,718
CTS Eventim AG & Co. KGaA	4,325	350,239
Deutsche Boerse AG	12,803	3,498,969
Deutsche Lufthansa AG, Registered	40,805	435,856
Fresenius SE & Co. KGaA	28,713	1,721,245
Hannover Rueck SE	4,099	1,242,088
Henkel AG & Co. KGaA	7,064	639,772
Hensoldt AG	4,449	390,287
Infineon Technologies AG	88,792	4,785,429
Knorr-Bremse AG	5,044	660,190
LEG Immobilien SE	5,271	440,958
Merck KGaA	8,785	1,331,066
MTU Aero Engines AG	3,659	1,577,164
Nemetschek SE	3,784	301,462
Rational AG	359	311,149
SAP SE	71,034	14,270,183
Scout24 SE(b)	5,098	433,301
Siemens Healthineers AG(b)	23,002	1,140,890
Symrise AG, Class A	8,962	818,675
Talanx AG(a)	4,342	546,139
Vonovia SE	51,433	1,743,964
Zalando SE(a)(b)	15,880	386,038
		53,655,419
Hong Kong — 3.2%
AIA Group Ltd.	716,400	7,902,984
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	251,500	$1,438,518
Futu Holdings Ltd., ADR(a)	3,970	590,895
HKT Trust & HKT Ltd., Class SS	258,000	406,700
Hong Kong Exchanges & Clearing Ltd.	81,900	4,375,502
Hongkong Land Holdings Ltd.	72,300	625,958
Link REIT	176,500	872,596
MTR Corp. Ltd.	109,000	519,101
Sino Land Co. Ltd.	242,000	394,463
SITC International Holdings Co. Ltd.	92,000	392,445
Sun Hung Kai Properties Ltd.	98,500	1,831,178
Swire Pacific Ltd., Class A	23,500	252,436
Techtronic Industries Co. Ltd.	100,500	1,627,666
WH Group Ltd.(b)	565,500	711,266
Wharf Real Estate Investment Co. Ltd.	117,000	430,714
		22,372,422
Ireland — 0.5%
AIB Group PLC	145,241	1,507,572
Bank of Ireland Group PLC	64,805	1,261,837
Kerry Group PLC, Class A	11,024	979,544
		3,748,953
Israel — 1.3%
Azrieli Group Ltd.	2,974	427,373
Bank Hapoalim BM	85,005	2,145,366
Bank Leumi Le-Israel BM	101,218	2,450,439
Check Point Software Technologies Ltd.(a)	5,838	887,785
CyberArk Software Ltd., NVS	3,498	157,410
Israel Discount Bank Ltd., Class A	83,146	1,006,313
Mizrahi Tefahot Bank Ltd.	10,574	792,230
Monday.com Ltd.(a)(c)	2,925	212,472
Nice Ltd.(a)	4,327	495,519
Phoenix Financial Ltd.	15,548	794,941
		9,369,848
Italy — 1.8%
Banca Monte dei Paschi di Siena SpA	134,348	1,311,101
BPER Banca SpA	100,139	1,410,351
Buzzi SpA	5,224	301,181
FinecoBank Banca Fineco SpA	41,570	978,312
Generali	57,938	2,467,063
Moncler SpA	15,877	1,095,246
Poste Italiane SpA(b)	30,987	830,140
Prysmian SpA	19,119	2,302,901
Telecom Italia SpA/Milano(a)	805,247	604,225
Terna - Rete Elettrica Nazionale	98,095	1,180,407
Unipol Assicurazioni SpA	24,110	599,821
		13,080,748
Japan — 29.5%
Advantest Corp.	52,100	9,022,125
Aeon Co. Ltd.	151,400	2,155,393
Ajinomoto Co., Inc.	61,500	1,956,076
ANA Holdings, Inc.	10,300	224,589
Asahi Kasei Corp.	88,200	1,039,475
Asics Corp.	47,400	1,452,607
Astellas Pharma, Inc.	123,000	2,046,905
Bandai Namco Holdings, Inc.	39,800	1,079,056
Canon, Inc.	58,900	1,780,065
Capcom Co. Ltd.	23,200	526,881
Central Japan Railway Co.	52,500	1,549,571
Chiba Bank Ltd.(The)	37,500	557,769
Chugai Pharmaceutical Co. Ltd.	45,700	3,081,565
Dai Nippon Printing Co. Ltd.	27,500	571,511
Daifuku Co. Ltd.	21,800	899,849
Security	Shares	Value
Japan (continued)
Dai-ichi Life Holdings, Inc.	239,100	$2,453,488
Daiichi Sankyo Co. Ltd.	122,300	2,408,699
Daiwa House Industry Co. Ltd.	38,100	1,374,895
Daiwa Securities Group, Inc.	90,700	953,193
Denso Corp.	118,700	1,703,098
Disco Corp.	6,200	2,980,994
Eisai Co. Ltd.	17,600	592,531
FANUC Corp.	63,400	2,870,759
FUJIFILM Holdings Corp.	76,100	1,564,921
Fujikura Ltd.	17,100	2,919,868
Fujitsu Ltd.	119,800	2,670,690
Hankyu Hanshin Holdings, Inc.	15,800	460,852
Hikari Tsushin, Inc.	1,200	339,258
Hoya Corp.	23,000	4,154,439
Hulic Co. Ltd.	31,500	417,448
Ibiden Co. Ltd.	16,300	991,187
Japan Airlines Co. Ltd.	10,000	206,617
Japan Exchange Group, Inc.	67,100	913,159
Japan Post Bank Co. Ltd.	121,500	2,378,612
Japan Post Holdings Co. Ltd.	120,500	1,569,228
Japan Post Insurance Co. Ltd.	12,600	411,275
Kajima Corp.	28,700	1,312,463
Kao Corp.	30,900	1,319,473
KDDI Corp.	199,300	3,423,477
Keyence Corp.	13,200	5,563,160
Kikkoman Corp.	45,200	434,636
Komatsu Ltd.	64,600	3,100,823
Konami Group Corp.	6,800	907,408
Kubota Corp.	66,500	1,351,758
Kyocera Corp.	87,300	1,541,861
Kyowa Kirin Co. Ltd.	16,000	297,410
LY Corp.	191,900	474,326
Makita Corp.	15,300	592,010
MatsukiyoCocokara & Co.	21,600	358,098
Minebea Mitsumi, Inc.	25,300	542,423
Mitsubishi Estate Co. Ltd.	72,300	2,438,192
Mitsubishi HC Capital, Inc.	61,300	594,106
Mitsubishi UFJ Financial Group, Inc.	766,900	14,236,726
Mitsui Fudosan Co. Ltd.	179,700	2,422,324
Mizuho Financial Group, Inc.	169,200	7,548,684
MonotaRO Co. Ltd.	17,000	226,016
MS&AD Insurance Group Holdings, Inc.	87,500	2,438,310
Murata Manufacturing Co. Ltd.	113,400	2,965,400
NEC Corp.	88,100	2,442,421
Nexon Co. Ltd.	25,300	537,419
Nidec Corp.	56,400	886,962
Nintendo Co. Ltd.	75,100	4,247,609
Nippon Building Fund, Inc.	542	504,223
Nippon Paint Holdings Co. Ltd.	64,800	479,942
Nippon Sanso Holdings Corp.	12,200	468,049
Nitori Holdings Co. Ltd.	26,600	532,863
Nitto Denko Corp.	46,100	1,069,079
Nomura Research Institute Ltd.	25,700	705,109
NTT, Inc.	2,031,100	1,987,094
Obayashi Corp.	43,200	1,219,576
Oracle Corp./Japan	2,600	156,955
Oriental Land Co. Ltd./Japan	73,400	1,322,398
Otsuka Corp.	16,000	322,687
Otsuka Holdings Co. Ltd.	29,500	2,032,854
Pan Pacific International Holdings Corp.	128,600	859,423
Rakuten Group, Inc.(a)	105,900	562,207
Recruit Holdings Co. Ltd.	95,600	4,160,060
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Renesas Electronics Corp.	120,800	$2,278,143
Resona Holdings, Inc.	141,100	1,721,676
Ryohin Keikaku Co. Ltd.	34,400	785,024
Sanrio Co. Ltd.	12,500	458,294
SBI Holdings, Inc.	38,000	812,770
SCREEN Holdings Co. Ltd.	5,500	801,775
Secom Co. Ltd.	27,000	1,047,530
Seibu Holdings, Inc.	14,600	433,417
Sekisui Chemical Co. Ltd.	24,800	482,953
Sekisui House Ltd.	40,500	989,421
Shimadzu Corp.	16,500	459,268
Shimizu Corp.	34,100	762,173
Shin-Etsu Chemical Co. Ltd.	114,700	4,515,918
Shionogi & Co. Ltd.	51,400	1,213,672
Shiseido Co. Ltd.	28,100	593,321
SMC Corp.	3,900	1,865,577
SoftBank Corp.	1,952,300	2,670,361
SoftBank Group Corp.	252,600	6,468,061
Sompo Holdings, Inc.	60,300	2,392,378
Sony Financial Group, Inc.(a)	413,200	422,618
Sumitomo Metal Mining Co. Ltd.	17,000	1,380,707
Sumitomo Mitsui Financial Group, Inc.	249,300	9,407,479
Sumitomo Mitsui Trust Group, Inc.	43,200	1,506,336
Sumitomo Realty & Development Co. Ltd.	41,400	1,399,583
Suntory Beverage & Food Ltd.	9,100	286,174
Sysmex Corp.	34,200	322,878
T&D Holdings, Inc.	31,400	845,679
Taisei Corp.	10,000	1,299,361
Terumo Corp.	90,600	1,225,862
TIS, Inc.	14,800	305,880
Toho Co. Ltd./Tokyo	36,500	365,783
Tokio Marine Holdings, Inc.	125,000	5,191,455
Tokyo Electron Ltd.	30,500	8,581,924
Tokyu Corp.	35,000	447,684
Toppan Holdings, Inc.	15,800	541,225
Toray Industries, Inc.	93,700	802,373
Tsuruha Holdings, Inc.	16,300	273,989
Unicharm Corp.	77,300	528,940
West Japan Railway Co.	27,400	589,418
Yamaha Motor Co. Ltd.	63,900	508,131
Yokohama Financial Group, Inc.	69,300	748,242
ZOZO, Inc.	31,500	228,950
		208,827,065
Netherlands — 9.7%
ABN AMRO Bank NV, CVA(b)	39,637	1,327,552
Adyen NV(a)(b)	1,735	2,037,458
Aegon Ltd.	85,602	651,461
AerCap Holdings NV	11,390	1,702,122
Akzo Nobel NV	11,519	809,196
ASM International NV	3,185	2,686,189
ASML Holding NV	26,404	38,402,193
ASR Nederland NV	10,621	771,751
BE Semiconductor Industries NV	4,947	1,108,561
CVC Capital Partners PLC(b)	14,219	202,883
DSM-Firmenich AG	11,734	838,039
ING Groep NV	198,658	5,731,866
InPost SA(a)	16,837	302,222
JDE Peet's NV	11,930	447,250
Koninklijke KPN NV	259,315	1,474,106
NN Group NV	17,891	1,467,376
Prosus NV	88,940	4,571,553
QIAGEN NV	14,380	714,962
Security	Shares	Value
Netherlands (continued)
Randstad NV	7,332	$241,751
Universal Music Group NV	74,748	1,683,129
Wolters Kluwer NV	15,805	1,276,815
		68,448,435
New Zealand — 0.3%
Auckland International Airport Ltd.	117,347	644,778
Fisher & Paykel Healthcare Corp. Ltd., Class C	40,796	997,348
Infratil Ltd.	64,824	435,800
Meridian Energy Ltd.	89,662	303,985
		2,381,911
Norway — 0.6%
DNB Bank ASA	60,262	1,907,558
Gjensidige Forsikring ASA	13,756	388,664
Mowi ASA	32,593	769,958
Orkla ASA	47,139	645,335
Salmar ASA	4,477	268,507
Yara International ASA	11,434	578,814
		4,558,836
Portugal — 0.1%
EDP Renovaveis SA	23,381	369,377
Jeronimo Martins SGPS SA	19,982	525,147
		894,524
Singapore — 2.4%
CapitaLand Ascendas REIT	265,499	563,984
CapitaLand Integrated Commercial Trust	413,739	800,457
CapitaLand Investment Ltd./Singapore	154,500	373,358
DBS Group Holdings Ltd.	144,720	6,518,939
Grab Holdings Ltd., Class A(a)	161,106	679,867
Oversea-Chinese Banking Corp. Ltd.	230,200	3,895,715
Singapore Airlines Ltd.	109,600	621,569
Singapore Exchange Ltd.	58,100	834,352
United Overseas Bank Ltd.	85,200	2,485,919
		16,774,160
Spain — 2.1%
Acciona SA	1,679	487,275
Aena SME SA(b)	51,878	1,635,101
Amadeus IT Group SA	31,065	1,921,431
Banco de Sabadell SA	348,262	1,311,216
Bankinter SA	47,381	786,209
CaixaBank SA	262,814	3,239,254
Cellnex Telecom SA(b)	32,495	1,234,996
Ferrovial SE	34,908	2,601,649
Indra Sistemas SA	5,408	399,578
International Consolidated Airlines Group SA, Class DI	78,056	441,446
Mapfre SA	67,134	312,044
Redeia Corp. SA	7,817	145,291
		14,515,490
Sweden — 5.6%
AddTech AB, Class B	17,474	645,908
Assa Abloy AB, Class B	68,128	2,899,876
Beijer Ref AB, Class B	28,568	445,727
Boliden AB(a)	19,319	1,531,373
Epiroc AB, Class A	44,809	1,346,085
Epiroc AB, Class B	26,507	689,180
Essity AB, Class B	40,977	1,301,613
Fastighets AB Balder, Class B(a)	49,154	369,358
Hexagon AB, Class B	141,122	1,605,437
Holmen AB, Class B	4,879	192,053
Indutrade AB	18,189	471,581
Investment AB Latour, Class B	10,705	272,173
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Investor AB, Class B	123,841	$5,165,600
Lifco AB, Class B	15,670	555,985
Nibe Industrier AB, Class B	104,923	428,723
Nordea Bank Abp	210,229	4,068,043
Sagax AB, Class B	15,639	331,011
Sandvik AB	72,474	3,194,016
Securitas AB, Class B	34,147	607,667
Skandinaviska Enskilda Banken AB, Class A	102,904	2,187,860
Skanska AB, Class B	22,953	703,667
SKF AB, Class B	22,827	652,503
Spotify Technology SA(a)	10,686	5,502,649
Svenska Cellulosa AB SCA, Class B	41,973	569,819
Svenska Handelsbanken AB, Class A	99,124	1,584,724
Swedish Orphan Biovitrum AB(a)	13,587	593,704
Tele2 AB, Class B	36,901	778,765
Telia Co. AB	159,588	819,294
		39,514,394
Switzerland — 11.0%
ABB Ltd., Registered	106,617	9,929,903
Alcon AG	33,971	2,944,889
Banque Cantonale Vaudoise, Registered	2,062	315,457
Barry Callebaut AG, Registered	246	462,374
Belimo Holding AG, Registered	662	659,803
Galderma Group AG	10,511	1,983,531
Geberit AG, Registered	2,306	1,939,016
Givaudan SA, Registered	628	2,522,293
Helvetia Holding AG, Registered	5,407	1,404,087
Julius Baer Group Ltd.	14,002	1,190,589
Kuehne + Nagel International AG, Registered	3,368	783,657
Lonza Group AG, Registered	4,774	3,320,520
Novartis AG, Registered	129,328	21,745,435
Partners Group Holding AG	1,543	1,714,660
Sandoz Group AG	28,432	2,504,638
Schindler Holding AG, Participation Certificates, NVS	2,769	1,054,245
Schindler Holding AG, Registered	1,596	581,816
SGS SA	11,254	1,421,667
Sika AG, Registered	10,363	2,140,508
Sonova Holding AG, Registered	3,430	894,219
Straumann Holding AG	7,570	906,323
Swatch Group AG (The), Bearer	1,989	508,869
Swiss Life Holding AG, Registered	1,940	2,221,605
Swiss Prime Site AG, Registered	5,546	1,058,286
Swiss Re AG	20,308	3,575,004
Swisscom AG, Registered	1,762	1,652,756
VAT Group AG(b)	1,835	1,294,198
Zurich Insurance Group AG	9,947	7,503,267
		78,233,615
United Kingdom — 6.1%
3i Group PLC	68,133	3,043,902
Admiral Group PLC	17,698	707,026
Airtel Africa PLC(b)	62,039	291,069
Antofagasta PLC	26,804	1,539,963
Ashtead Group PLC	29,052	2,080,902
Associated British Foods PLC	21,751	579,280
Auto Trader Group PLC(b)	56,325	373,094
Aviva PLC	207,795	1,914,920
Barratt Redrow PLC	95,424	467,182
Bunzl PLC	21,916	646,650
Coca-Cola HBC AG, Class DI(a)	14,825	962,310
Compass Group PLC	115,378	3,533,275
Endeavour Mining PLC	13,391	956,760
Security	Shares	Value
United Kingdom (continued)
Halma PLC	25,825	$1,453,163
Informa PLC	87,976	993,625
InterContinental Hotels Group PLC	9,841	1,352,353
Intertek Group PLC	10,366	660,522
JD Sports Fashion PLC	162,697	179,231
Kingfisher PLC	115,873	582,844
Land Securities Group PLC	49,531	430,312
Legal & General Group PLC	387,268	1,414,595
London Stock Exchange Group PLC	31,179	3,714,774
M&G PLC	153,223	654,253
Pearson PLC	38,611	496,897
Phoenix Group Holdings PLC	47,761	493,311
Prudential PLC	173,188	2,652,633
RELX PLC	123,867	4,327,092
Rentokil Initial PLC	171,700	1,060,820
Sage Group PLC(The)	65,486	720,591
Schroders PLC	48,444	381,467
Segro PLC	87,228	987,453
Severn Trent PLC	18,416	812,871
Smiths Group PLC	22,082	816,380
United Utilities Group PLC	46,349	868,785
Whitbread PLC	11,198	392,061
Wise PLC, Class A(a)	44,473	515,303
		43,057,669
Total Common Stocks — 99.3% (Cost: $539,346,845)		704,117,909
Preferred Stocks
Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	10,964	1,075,443
Sartorius AG, Preference Shares, NVS	1,822	515,719
		1,591,162
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	410,042	358,522
Total Preferred Stocks — 0.3% (Cost: $2,084,608)		1,949,684
Total Long-Term Investments — 99.6% (Cost: $541,431,453)		706,067,593
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	437,510	437,729
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	130,000	130,000
Total Short-Term Securities — 0.1% (Cost: $567,729)		567,729
Total Investments — 99.7% (Cost: $541,999,182)		706,635,322
Other Assets Less Liabilities — 0.3%		2,353,449
Net Assets — 100.0%		$708,988,771

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EAFE ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$505,859	$—	$(67,989)(a)	$(141)	$—	$437,729	437,510	$2,880 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	—	—	—	—	130,000	130,000	4,188	—
				$(141)	$—	$567,729		$7,068	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	51	03/12/26	$1,283	$48,165
Euro STOXX 50	23	03/20/26	1,672	34,653
				$82,818
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$82,818	$—	$—	$—	$82,818

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$649,145	$—	$—	$—	$649,145
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$10,556	$—	$—	$—	$10,556
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,108,977
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,830,802	$690,287,107	$—	$704,117,909
Preferred Stocks	358,522	1,591,162	—	1,949,684
Short-Term Securities
Money Market Funds	567,729	—	—	567,729
	$14,757,053	$691,878,269	$—	$706,635,322
Derivative Financial Instruments(a)
Assets
Equity Contracts	$34,653	$48,165	$—	$82,818

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
February 28, 2026
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.8%
B3 SA - Brasil Bolsa Balcao	132,752	$463,525
Banco Bradesco SA	40,299	144,405
Banco do Brasil SA	43,230	227,260
BB Seguridade Participacoes SA	17,232	116,572
Engie Brasil Energia SA	7,764	51,008
Equatorial SA	30,108	247,313
Localiza Rent a Car SA	23,299	230,695
Motiva Infraestrutura de Mobilidade SA	25,885	84,070
NU Holdings Ltd./Cayman Islands, Class A(a)	85,734	1,284,295
Porto Seguro SA	5,146	52,529
Raia Drogasil SA	33,292	162,872
Rede D'Or Sao Luiz SA(b)	20,468	160,901
Rumo SA	32,767	102,075
Telefonica Brasil SA	20,169	169,882
TIM SA/Brazil	21,280	115,812
TOTVS SA	13,744	101,448
XP, Inc., Class A	10,081	217,044
		3,931,706
Chile — 0.7%
Banco de Chile	1,146,563	236,481
Banco de Credito e Inversiones SA	2,240	153,467
Banco Santander Chile	1,649,245	141,733
Empresas CMPC SA	29,701	44,019
Falabella SA	16,013	118,897
Latam Airlines Group SA	7,982,963	224,332
Plaza SA	16,597	77,592
		996,521
China — 26.6%
360 Security Technology, Inc., Class A	11,000	19,876
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,700	13,191
3SBio, Inc.(b)	46,000	129,672
AAC Technologies Holdings, Inc.	19,000	90,314
ACM Research Shanghai, Inc., Class A	270	6,760
Advanced Micro-Fabrication Equipment, Inc./China, Class A	481	24,677
Agricultural Bank of China Ltd., Class A	129,200	120,522
Agricultural Bank of China Ltd., Class H	700,000	473,967
Aier Eye Hospital Group Co. Ltd., Class A	14,500	22,375
Air China Ltd., Class A(a)	19,700	24,160
Alibaba Health Information Technology Ltd.(a)	150,000	106,617
Anhui Conch Cement Co. Ltd., Class A	6,900	25,714
Anhui Conch Cement Co. Ltd., Class H	31,500	98,709
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	3,300	26,317
Anker Innovations Technology Co. Ltd., Class A	970	13,650
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	13,700	15,934
Baidu, Inc., Class A(a)	56,150	872,197
Bank of Beijing Co. Ltd., Class A	34,600	27,182
Bank of China Ltd., Class A	58,100	44,704
Bank of China Ltd., Class H	1,804,000	1,067,515
Bank of Communications Co. Ltd., Class A	82,200	78,458
Bank of Communications Co. Ltd., Class H	222,000	194,288
Bank of Hangzhou Co. Ltd., Class A	12,400	29,370
Bank of Jiangsu Co. Ltd., Class A	30,600	46,162
Bank of Nanjing Co. Ltd., Class A	18,700	30,663
Bank of Ningbo Co. Ltd., Class A	10,300	46,975
Bank of Shanghai Co. Ltd., Class A	23,000	32,451
Bank of Suzhou Co. Ltd., Class A	5,200	6,162
Security	Shares	Value
China (continued)
Beijing Kingsoft Office Software, Inc., Class A	678	$29,776
Beijing New Building Materials PLC, Class A	2,300	9,381
Beijing Roborock Technology Co. Ltd., Class A	289	6,017
Beijing Tong Ren Tang Co. Ltd., Class A	2,700	12,109
BeOne Medicines Ltd., Class H(a)	21,615	533,596
Bilibili, Inc., Class Z(a)	6,360	177,537
BOC Aviation Ltd.(b)	5,100	56,639
Bosideng International Holdings Ltd.	116,000	71,910
Caitong Securities Co. Ltd., Class A	8,300	10,500
China CITIC Bank Corp. Ltd., Class A	14,700	15,420
China CITIC Bank Corp. Ltd., Class H	212,000	195,060
China Construction Bank Corp., Class A	30,000	37,552
China Construction Bank Corp., Class H	2,434,000	2,476,336
China Everbright Bank Co. Ltd., Class A	73,700	34,788
China Galaxy Securities Co. Ltd., Class A	11,300	24,028
China Galaxy Securities Co. Ltd., Class H	88,500	111,760
China International Capital Corp. Ltd., Class A	4,400	22,190
China International Capital Corp. Ltd., Class H(b)	45,600	117,519
China Jushi Co. Ltd., Class A	7,571	29,736
China Life Insurance Co. Ltd., Class A	3,900	25,254
China Life Insurance Co. Ltd., Class H	188,000	754,185
China Mengniu Dairy Co. Ltd.	79,000	162,790
China Merchants Bank Co. Ltd., Class A	31,600	178,336
China Merchants Bank Co. Ltd., Class H	98,500	612,739
China Merchants Port Holdings Co. Ltd.	32,000	71,498
China Merchants Securities Co. Ltd., Class A	12,200	29,487
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	16,200	23,381
China Minsheng Banking Corp. Ltd., Class A	58,172	32,892
China Minsheng Banking Corp. Ltd., Class H	172,500	89,136
China National Building Material Co. Ltd., Class H	90,000	78,033
China Overseas Land & Investment Ltd.	97,500	178,119
China Pacific Insurance Group Co. Ltd., Class A	10,100	60,000
China Pacific Insurance Group Co. Ltd., Class H	67,000	306,656
China Railway Signal & Communication Corp. Ltd., Class A	11,000	9,169
China Resources Land Ltd.	81,500	329,396
China Resources Mixc Lifestyle Services Ltd.(b)	17,400	105,485
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,800	11,787
China Ruyi Holdings Ltd.(a)	308,000	79,952
China Southern Airlines Co. Ltd., Class A(a)	17,400	18,627
China State Construction International Holdings Ltd.	32,000	38,006
China Three Gorges Renewables Group Co. Ltd., Class A	47,900	29,039
China Tourism Group Duty Free Corp. Ltd., Class A	3,250	38,161
China Vanke Co. Ltd., Class A(a)	18,900	13,327
China Yangtze Power Co. Ltd., Class A	37,400	141,922
China Zheshang Bank Co. Ltd., Class A	38,220	16,596
Chongqing Rural Commercial Bank Co. Ltd., Class A	14,160	13,395
Chongqing Rural Commercial Bank Co. Ltd., Class H	61,000	45,925
Chongqing Zhifei Biological Products Co. Ltd., Class A(a)	3,700	9,320
Chow Tai Fook Jewellery Group Ltd.	48,600	81,180
CITIC Securities Co. Ltd., Class A	20,300	80,910
CITIC Securities Co. Ltd., Class H	39,000	139,599
CNGR Advanced Material Co. Ltd., Class A	1,400	11,703
CSC Financial Co. Ltd., Class A	6,500	22,575
CSPC Innovation Pharmaceutical Co. Ltd., Class A	2,120	10,201
CSPC Pharmaceutical Group Ltd.	204,000	256,797
East Money Information Co. Ltd., Class A	24,000	78,713
Ecovacs Robotics Co. Ltd., Class A	800	8,070
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Empyrean Technology Co. Ltd., Class A	700	$10,285
Eve Energy Co. Ltd., Class A	3,400	30,821
Far East Horizon Ltd.	66,000	65,223
Focus Media Information Technology Co. Ltd., Class A	23,700	24,396
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,100	37,176
Foxconn Industrial Internet Co. Ltd., Class A	20,100	162,378
GDS Holdings Ltd., Class A(a)	28,400	147,124
Genscript Biotech Corp.(a)	32,000	48,766
GoerTek, Inc., Class A	5,100	20,133
Goneo Group Co. Ltd., Class A	1,000	6,343
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,300	23,456
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	4,124	15,183
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,200	19,711
Guosen Securities Co. Ltd., Class A	9,800	17,932
Guotai Haitong Securities Co. Ltd.	22,022	60,734
Guotai Haitong Securities Co. Ltd., Class H(b)	48,400	98,563
Guoyuan Securities Co. Ltd., Class A	7,000	8,481
Haitian International Holdings Ltd.	17,000	54,936
Hangzhou First Applied Material Co. Ltd., Class A	4,200	11,075
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	4,344
Hansoh Pharmaceutical Group Co. Ltd.(b)	38,000	169,175
Hengan International Group Co. Ltd.	15,500	57,665
Horizon Robotics(a)	126,600	132,799
Huadong Medicine Co. Ltd., Class A	2,400	12,560
Huaqin Technology Co. Ltd., Class A	1,400	18,741
Huatai Securities Co. Ltd., Class A	11,700	36,412
Huatai Securities Co. Ltd., Class H(b)(c)	34,600	73,997
Huaxia Bank Co. Ltd., Class A	19,400	18,912
Hundsun Technologies, Inc., Class A	3,578	15,640
IEIT Systems Co. Ltd., Class A	2,812	26,095
Industrial & Commercial Bank of China Ltd., Class A	95,800	96,613
Industrial & Commercial Bank of China Ltd., Class H	1,647,000	1,354,588
Industrial Bank Co. Ltd., Class A	34,200	91,272
Industrial Securities Co. Ltd., Class A	11,460	11,267
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	10,200	38,747
Innovent Biologics, Inc.(a)(b)	37,000	402,555
Isoftstone Information Technology Group Co. Ltd., Class A	1,500	10,823
JD Health International, Inc.(a)(b)	28,350	205,185
JD Logistics, Inc.(a)(b)	52,800	75,055
JD.com, Inc., Class A	60,450	802,515
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	9,600	78,921
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,400	7,896
Kanzhun Ltd., ADR	8,964	144,141
KE Holdings, Inc., Class A	51,729	285,001
Kingdee International Software Group Co. Ltd.(a)	74,000	94,956
Kingsoft Corp. Ltd.	26,000	86,349
Kuaishou Technology(b)	64,700	513,041
Laopu Gold Co. Ltd., Class H	700	64,366
Li Auto, Inc., Class A(a)	31,638	277,787
Lingyi iTech Guangdong Co., Class A	11,400	25,491
Longfor Group Holdings Ltd.(b)	54,000	68,369
Luxshare Precision Industry Co. Ltd., Class A	11,000	80,211
Meitu, Inc.(b)	89,000	64,107
Meituan, Class B(a)(b)	125,900	1,296,392
MINISO Group Holding Ltd.	12,828	58,159
NetEase, Inc.	44,075	992,797
New Oriental Education & Technology Group, Inc.	34,200	188,089
Ningbo Sanxing Medical Electric Co. Ltd., Class A	2,100	8,055
Security	Shares	Value
China (continued)
Nongfu Spring Co. Ltd., Class H(b)	51,000	$307,694
OmniVision Integrated Circuits Group, Inc.	1,500	26,829
Orient Securities Co. Ltd./China, Class A	10,500	15,456
People's Insurance Co. Group of China Ltd. (The), Class A	17,800	22,212
People's Insurance Co. Group of China Ltd. (The), Class H	220,000	179,713
Pharmaron Beijing Co. Ltd., Class A	2,100	9,051
PICC Property & Casualty Co. Ltd., Class H	174,000	359,022
Ping An Bank Co. Ltd., Class A	28,200	44,787
Ping An Insurance Group Co. of China Ltd., Class A	16,100	147,871
Ping An Insurance Group Co. of China Ltd., Class H	169,500	1,466,283
Poly Developments and Holdings Group Co. Ltd., Class A	16,900	16,739
Pop Mart International Group Ltd.(b)	13,600	400,152
Postal Savings Bank of China Co. Ltd., Class A	50,200	36,358
Postal Savings Bank of China Co. Ltd., Class H(b)	227,000	142,841
Sany Heavy Industry Co. Ltd., Class A	14,000	47,181
Satellite Chemical Co. Ltd., Class A	5,600	19,058
Seres Group Co. Ltd., Class A	2,300	35,942
SF Holding Co. Ltd., Class A	8,200	45,229
SG Micro Corp., Class A	780	7,821
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	66,000	42,943
Shanghai Electric Group Co. Ltd., Class A(a)	21,383	28,306
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,300	12,716
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	5,400	13,523
Shanghai Pudong Development Bank Co. Ltd., Class A	47,600	67,403
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,400	14,076
Shanghai RAAS Blood Products Co. Ltd., Class A	17,200	15,761
Shanghai Rural Commercial Bank Co. Ltd., Class A	16,499	20,224
Shanghai United Imaging Healthcare Co. Ltd., Class A	1,368	26,006
Shengyi Technology Co. Ltd., Class A	3,800	38,232
Shenwan Hongyuan Group Co. Ltd., Class A	38,300	27,941
Shenzhen Inovance Technology Co. Ltd., Class A	2,300	24,404
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,900	51,433
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,300	9,921
Shenzhou International Group Holdings Ltd.	20,900	168,079
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	2,200	9,782
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	1,300	64,101
Sino Biopharmaceutical Ltd.	260,000	200,494
Sinolink Securities Co. Ltd., Class A	6,300	8,373
Sinoma Science & Technology Co. Ltd., Class A	2,400	17,683
Sinotruk Hong Kong Ltd.	17,000	89,493
SooChow Securities Co. Ltd., Class A	6,300	8,522
Sungrow Power Supply Co. Ltd., Class A	3,100	65,085
Sunny Optical Technology Group Co. Ltd.	18,000	133,108
Sunwoda Electronic Co. Ltd., Class A	3,200	12,136
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,700	33,472
TAL Education Group, ADR(a)	9,667	101,794
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	6,500	9,758
Tencent Holdings Ltd.	100,500	6,612,280
Tencent Music Entertainment Group, ADR	13,918	203,203
Tongcheng Travel Holdings Ltd.	32,800	86,407
Trip.com Group Ltd.	15,650	812,205
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Vipshop Holdings Ltd., ADR	7,022	$122,323
Want Want China Holdings Ltd.	129,000	80,796
Weichai Power Co. Ltd., Class A	11,100	45,002
Weichai Power Co. Ltd., Class H	50,000	208,065
Western Mining Co. Ltd., Class A	3,700	18,668
Wingtech Technology Co. Ltd., Class A(a)	2,900	14,160
WuXi AppTec Co. Ltd., Class A	3,960	56,571
WuXi AppTec Co. Ltd., Class H(b)	9,640	146,299
Wuxi Biologics Cayman, Inc.(a)(b)	88,500	454,379
WuXi XDC Cayman, Inc.(a)	9,500	76,747
Xiamen Tungsten Co. Ltd., Class A	2,516	25,719
Xiaomi Corp., Class B(a)(b)	435,200	1,924,851
Xinyi Solar Holdings Ltd.	112,000	49,345
XPeng, Inc., Class A(a)	31,636	277,338
Yadea Group Holdings Ltd.(b)	30,000	43,661
Yealink Network Technology Corp. Ltd., Class A	1,400	7,657
Yonyou Network Technology Co. Ltd., Class A(a)	5,600	11,600
Yunnan Baiyao Group Co. Ltd., Class A	3,140	25,656
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,100	26,172
Zhejiang China Commodities City Group Co. Ltd., Class A	9,000	19,509
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,700	13,788
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	12,300	64,149
Zhejiang NHU Co. Ltd., Class A	4,200	19,270
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	3,100	23,049
Zhongji Innolight Co. Ltd., Class A	1,700	131,587
Zhongtai Securities Co. Ltd., Class A	6,200	5,788
Zhuzhou CRRC Times Electric Co. Ltd., Class A	165	1,426
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,000	67,939
ZTE Corp., Class A	6,100	34,294
ZTE Corp., Class H	18,800	65,139
		37,124,651
Colombia — 0.2%
Grupo Cibest SA	6,565	143,513
Interconexion Electrica SA ESP	11,148	81,709
		225,222
Czech Republic — 0.1%
Komercni Banka AS	1,927	110,459
Moneta Money Bank AS(b)	6,202	59,666
		170,125
Egypt — 0.1%
Commercial International Bank - Egypt(CIB)	64,287	178,985
Greece — 0.9%
Alpha Bank SA	41,381	182,011
Eurobank SA	64,357	298,196
Hellenic Telecommunications Organization SA	4,000	83,089
Jumbo SA	2,917	85,548
National Bank of Greece SA	22,028	358,322
Piraeus Bank SA	28,109	269,694
		1,276,860
Hungary — 0.6%
OTP Bank Nyrt	5,581	688,095
Richter Gedeon Nyrt	3,512	131,489
		819,584
India — 12.5%
ABB India Ltd.	1,295	86,505
APL Apollo Tubes Ltd.	4,493	110,483
Asian Paints Ltd.	9,673	253,126
Security	Shares	Value
India (continued)
AU Small Finance Bank Ltd.(b)	13,769	$144,979
Axis Bank Ltd.	58,034	883,959
Bajaj Auto Ltd.	1,696	186,071
Bajaj Finance Ltd.	70,712	775,507
Bank of Baroda	25,763	91,268
Bosch Ltd.	181	72,495
Canara Bank	46,235	80,043
Cholamandalam Investment and Finance Co. Ltd.	10,643	202,781
Cipla Ltd./India	14,186	210,662
Colgate-Palmolive India Ltd.	3,045	75,510
Cummins India Ltd.	3,501	188,798
Divi's Laboratories Ltd.	2,999	211,676
Dr Reddy's Laboratories Ltd.	13,560	192,413
Eicher Motors Ltd.	3,458	304,711
Eternal Ltd.(a)	61,486	166,389
Fortis Healthcare Ltd.	12,409	128,831
FSN E-Commerce Ventures Ltd.(a)	28,808	84,428
GMR Airports Ltd.(a)	66,866	74,086
Godrej Properties Ltd.(a)	3,788	72,138
Havells India Ltd.	5,693	87,426
HCL Technologies Ltd.	24,079	368,565
HDFC Bank Ltd.	287,779	2,813,040
HDFC Life Insurance Co. Ltd.(b)	24,672	194,112
Hindustan Unilever Ltd.	20,807	534,968
ICICI Lombard General Insurance Co. Ltd.(b)	6,181	129,361
ICICI Prudential Life Insurance Co. Ltd.(b)	9,194	66,197
IDFC First Bank Ltd.	88,569	71,596
Indian Hotels Co. Ltd. (The), Class A	21,933	161,060
IndusInd Bank Ltd.(a)	14,555	153,154
Info Edge India Ltd.	9,201	104,219
InterGlobe Aviation Ltd.(b)	4,819	256,409
Kotak Mahindra Bank Ltd.	138,108	631,177
Lodha Developers Ltd.(b)	7,573	82,413
Lupin Ltd.	6,321	160,662
Mahindra & Mahindra Ltd.	23,602	882,158
Marico Ltd.	13,183	114,311
Max Healthcare Institute Ltd.	19,669	236,754
Mphasis Ltd.	3,105	78,491
Nestle India Ltd.	17,092	242,871
Oberoi Realty Ltd.	3,198	53,599
One 97 Communications Ltd., NVS(a)	9,746	117,847
Oracle Financial Services Software Ltd.	596	45,611
PB Fintech Ltd.(a)	8,850	144,210
Persistent Systems Ltd., NVS	2,817	147,010
Phoenix Mills Ltd.(The)	4,985	91,011
PI Industries Ltd.	2,008	68,904
Pidilite Industries Ltd.	7,460	122,454
Power Grid Corp. of India Ltd.	116,535	383,193
Punjab National Bank	60,293	85,863
SBI Cards & Payment Services Ltd.	7,154	61,016
SBI Life Insurance Co. Ltd.(b)	11,469	257,004
Shriram Finance Ltd.	35,704	424,509
State Bank of India	46,620	616,396
Sundaram Finance Ltd.	1,677	101,720
Supreme Industries Ltd.	1,638	71,691
Swiggy Ltd.(a)	35,240	117,141
Tata Consultancy Services Ltd.	22,883	665,055
Tata Consumer Products Ltd.	15,130	189,847
Tech Mahindra Ltd.	13,693	204,911
Titan Co. Ltd.	8,987	428,109
Torrent Pharmaceuticals Ltd.	2,980	142,139
Trent Ltd.	4,595	197,440
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Tube Investments of India Ltd.	2,547	$77,063
TVS Motor Co. Ltd.	6,034	256,995
Union Bank of India Ltd.	37,250	82,916
Varun Beverages Ltd.	34,311	170,523
Vishal Mega Mart Ltd.(a)	55,623	72,293
Voltas Ltd.	5,313	91,196
		17,453,469
Indonesia — 1.2%
Bank Central Asia Tbk PT	1,401,900	598,597
Bank Mandiri Persero Tbk PT	943,500	296,138
Bank Negara Indonesia Persero Tbk PT	375,600	98,446
Bank Rakyat Indonesia Persero Tbk PT	1,723,947	401,196
GoTo Gojek Tokopedia Tbk PT(a)	22,436,300	81,623
Telkom Indonesia Persero Tbk PT	1,250,300	264,006
		1,740,006
Kuwait — 1.2%
Boubyan Bank KSCP	37,390	82,777
Gulf Bank KSCP	48,567	53,682
Kuwait Finance House KSCP	279,499	732,694
Mabanee Co. KPSC	16,236	51,879
Mobile Telecommunications Co. KSCP	48,347	85,439
National Bank of Kuwait SAKP	209,525	643,485
Warba Bank KSCP(a)	55,682	52,426
		1,702,382
Malaysia — 1.9%
AMMB Holdings Bhd	63,500	104,883
Axiata Group Bhd	77,500	45,373
CELCOMDIGI Bhd	95,400	78,213
CIMB Group Holdings Bhd(c)	205,100	423,512
Gamuda Bhd	118,400	127,367
Hong Leong Bank Bhd	16,600	99,290
IHH Healthcare Bhd(c)	56,100	131,168
IOI Corp. Bhd	42,100	42,808
Kuala Lumpur Kepong Bhd	13,500	65,921
Malayan Banking Bhd	153,600	471,952
Maxis Bhd	57,400	57,224
MR DIY Group M Bhd(b)	85,600	39,379
Nestle Malaysia Bhd	1,900	53,665
Press Metal Aluminium Holdings Bhd	93,500	171,216
Public Bank Bhd	369,900	468,378
RHB Bank Bhd	44,600	96,242
SD Guthrie Bhd	54,800	80,982
Telekom Malaysia Bhd	29,900	57,238
		2,614,811
Mexico — 2.5%
America Movil SAB de CV, Series B, Class B	455,721	592,474
Arca Continental SAB de CV	13,058	157,163
Cemex SAB de CV, NVS	382,838	479,270
Coca-Cola Femsa SAB de CV	12,346	137,238
Fibra Uno Administracion SA de CV	72,140	125,330
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	7,253	110,800
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,789	255,439
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,554	163,700
Grupo Bimbo SAB de CV, Series A, Class A	32,989	119,682
Grupo Financiero Banorte SAB de CV, Class O	64,025	730,105
Kimberly-Clark de Mexico SAB de CV, Class A	37,662	94,538
Prologis Property Mexico SA de CV	26,629	130,779
Wal-Mart de Mexico SAB de CV	131,431	425,384
		3,521,902
Security	Shares	Value
Peru — 0.4%
Credicorp Ltd.	1,676	$580,533
Philippines — 0.3%
Ayala Land, Inc.	166,000	60,154
Bank of the Philippine Islands	46,890	94,325
BDO Unibank, Inc.	62,171	147,852
Jollibee Foods Corp.	12,320	45,758
Metropolitan Bank & Trust Co.	46,710	62,372
SM Investments Corp.	5,870	71,765
		482,226
Poland — 1.3%
Allegro.eu SA (a)(b)	20,089	156,332
Asseco Poland SA	1,366	67,497
Bank Polska Kasa Opieki SA	4,647	294,437
Budimex SA	325	73,298
CD Projekt SA	1,646	111,781
KGHM Polska Miedz SA(a)	3,526	332,509
LPP SA	28	162,024
mBank SA(a)	377	109,570
Powszechny Zaklad Ubezpieczen SA	15,387	291,519
Santander Bank Polska SA	1,031	171,235
Zabka Group SA(a)	10,219	63,946
		1,834,148
Qatar — 0.8%
Al Rayan Bank	144,525	92,135
Commercial Bank PSQC(The)	80,669	107,345
Qatar Islamic Bank QPSC	44,417	288,664
Qatar National Bank QPSC	116,656	617,727
		1,105,871
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,190	2
PhosAgro PJSC(a)(d)	11	—
Polyus PJSC(a)(d)	3,290	—
TCS Group Holding PLC, GDR(a)(d)	1,183	—
VK Co. Ltd.(a)(d)	1,337	—
		2
Saudi Arabia — 3.7%
Al Rajhi Bank	49,603	1,330,259
Alinma Bank	30,733	228,277
Arab National Bank	19,545	107,220
Arabian Internet & Communications Services Co.	656	32,655
Bank AlBilad	18,390	124,997
Banque Saudi Fransi	31,475	166,240
Bupa Arabia for Cooperative Insurance Co.	2,067	97,888
Co. for Cooperative Insurance(The)	1,705	61,592
Dr Sulaiman Al Habib Medical Services Group Co.	2,248	138,444
Etihad Etisalat Co.	9,682	165,729
Jarir Marketing Co.	15,743	58,694
Riyad Bank	37,260	274,945
Saudi Arabian Mining Co.(a)	34,394	642,219
Saudi Awwal Bank	25,801	234,902
Saudi Investment Bank(The)	16,876	60,739
Saudi National Bank(The)	74,534	828,222
Saudi Telecom Co.	50,541	563,027
		5,116,049
South Africa — 3.2%
Bid Corp. Ltd.	8,452	223,002
Bidvest Group Ltd.(The)	8,276	131,090
Capitec Bank Holdings Ltd.	2,199	655,257
Clicks Group Ltd.	5,887	117,794
Discovery Ltd.	14,600	239,633
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Naspers Ltd., Class N	19,809	$1,102,384
NEPI Rockcastle NV	15,880	147,633
Northam Platinum Holdings Ltd.	9,089	248,801
Pepkor Holdings Ltd.(b)	88,773	147,801
Sanlam Ltd.	45,520	304,034
Shoprite Holdings Ltd.	12,009	199,489
Valterra Platinum Ltd.	6,697	786,308
Vodacom Group Ltd.	15,481	158,215
		4,461,441
South Korea — 13.4%
Amorepacific Corp.	729	76,647
Celltrion, Inc.	3,777	625,326
DB Insurance Co. Ltd.	1,159	147,245
Doosan Co. Ltd.	185	164,611
Doosan Enerbility Co. Ltd.(a)	11,336	837,790
Hanjin Kal Corp.(a)	585	63,406
HD Hyundai Electric Co. Ltd.	592	432,193
HYBE Co. Ltd.	593	159,429
Hyundai Engineering & Construction Co. Ltd.	1,967	225,279
Hyundai Glovis Co. Ltd.	944	190,075
Industrial Bank of Korea	7,049	126,240
KakaoBank Corp.	4,182	78,806
KB Financial Group, Inc.	9,161	1,011,082
Korea Investment Holdings Co. Ltd.	1,057	190,063
Korean Air Lines Co. Ltd.(a)	4,813	93,792
Krafton, Inc.	715	123,472
LG Corp.	2,318	173,454
LG Energy Solution Ltd.(a)	1,180	350,688
LG Uplus Corp.	3,290	37,851
LS Electric Co. Ltd.	379	207,547
Mirae Asset Securities Co. Ltd.	5,019	251,589
NH Investment & Securities Co. Ltd., Class C	3,580	88,473
POSCO Future M Co. Ltd.(a)	899	154,320
Samsung Biologics Co. Ltd.(a)(b)	291	359,031
Samsung Electro-Mechanics Co. Ltd.	1,418	443,181
Samsung Fire & Marine Insurance Co. Ltd.	756	278,540
Samsung Life Insurance Co. Ltd.	2,027	324,491
Samsung SDI Co. Ltd.(a)	1,526	494,721
Samsung SDS Co. Ltd.	1,086	147,173
Shinhan Financial Group Co. Ltd.	11,048	743,050
SK Biopharmaceuticals Co. Ltd.(a)	770	64,105
SK Hynix, Inc.	11,264	8,328,511
SK Square Co. Ltd.(a)	2,339	1,049,785
SK Telecom Co. Ltd.	2,134	117,954
Woori Financial Group, Inc.	16,598	415,358
Yuhan Corp.	1,408	107,767
		18,683,045
Taiwan — 18.5%
Accton Technology Corp.	13,000	572,069
Advantech Co. Ltd.	11,599	123,012
Airtac International Group	4,000	153,047
ASE Technology Holding Co. Ltd.	84,000	1,012,164
Asia Vital Components Co. Ltd.	8,000	439,892
ASPEED Technology, Inc.	1,000	308,663
Asustek Computer, Inc.	18,000	304,166
Caliway Biopharmaceuticals Co. Ltd.(a)	25,000	128,861
Cathay Financial Holding Co. Ltd.	241,080	611,377
Chailease Holding Co. Ltd.	38,613	127,909
Chang Hwa Commercial Bank Ltd.	177,705	122,720
China Airlines Ltd.	73,000	48,784
China Steel Corp.	299,000	197,822
Security	Shares	Value
Taiwan (continued)
Chroma ATE, Inc.	10,000	$434,540
Chunghwa Telecom Co. Ltd.	96,000	413,133
Compal Electronics, Inc.	111,000	111,357
CTBC Financial Holding Co. Ltd.	422,000	750,678
Delta Electronics, Inc.	49,000	2,209,597
E Ink Holdings, Inc.	22,000	130,216
E.Sun Financial Holding Co. Ltd.	366,155	411,779
eMemory Technology, Inc.	2,000	159,057
Eva Airways Corp.	67,000	81,121
Evergreen Marine Corp. Taiwan Ltd.	27,000	169,445
Far Eastern New Century Corp.	81,000	74,507
Far EasTone Telecommunications Co. Ltd.	44,000	129,311
First Financial Holding Co. Ltd.	289,186	275,678
Fortune Electric Co. Ltd.	4,400	148,418
Fubon Financial Holding Co. Ltd.	212,496	637,312
Gigabyte Technology Co. Ltd.	13,000	98,507
Hotai Motor Co. Ltd.	8,100	151,319
Hua Nan Financial Holdings Co. Ltd.	227,398	276,156
Innolux Corp.	191,861	162,822
International Games System Co. Ltd., Class C	6,000	132,751
Inventec Corp.	67,000	98,139
KGI Financial Holding Co. Ltd.	407,190	284,503
King Slide Works Co. Ltd.	1,000	107,615
Lite-On Technology Corp.	50,000	272,922
Lotes Co. Ltd.	2,000	112,332
MediaTek, Inc.	38,000	2,340,783
Mega Financial Holding Co. Ltd.	298,960	384,596
Novatek Microelectronics Corp.	14,000	174,813
PharmaEssentia Corp.	7,768	179,411
Realtek Semiconductor Corp.	12,000	183,659
Shanghai Commercial & Savings Bank Ltd.(The)	97,225	124,209
SinoPac Financial Holdings Co. Ltd.	309,066	326,021
Taiwan Business Bank	180,516	94,586
Taiwan Cooperative Financial Holding Co. Ltd.	275,120	210,024
Taiwan High Speed Rail Corp.	47,000	40,676
Taiwan Mobile Co. Ltd.	44,000	151,243
Taiwan Semiconductor Manufacturing Co. Ltd.	113,000	7,050,992
Teco Electric and Machinery Co. Ltd.	32,000	83,550
TS Financial Holding Co. Ltd.	531,306	432,518
Uni-President Enterprises Corp.	122,000	282,082
United Microelectronics Corp.	285,000	589,624
Vanguard International Semiconductor Corp.	28,000	118,703
Wistron Corp.	76,000	324,681
Yageo Corp.	41,380	387,615
Yuanta Financial Holding Co. Ltd.	267,820	417,359
		25,880,846
Thailand — 1.7%
Advanced Info Service PCL, NVDR	26,200	320,156
Airports of Thailand PCL, NVDR	108,200	189,603
Bangkok Dusit Medical Services PCL, NVDR	280,200	195,122
Bumrungrad Hospital PCL, NVDR	15,700	107,323
Central Pattana PCL, NVDR	51,300	115,358
CP ALL PCL, NVDR	136,500	227,266
Delta Electronics Thailand PCL, NVDR	78,800	705,718
Kasikornbank PCL, NVDR	14,800	95,673
Krung Thai Bank PCL, NVDR	87,300	96,134
Minor International PCL, NVDR	79,400	66,396
SCB X PCL, NVDR	21,100	100,745
TMBThanachart Bank PCL, NVDR	629,100	47,730
True Corp. PCL, NVDR	261,000	121,635
		2,388,859
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey — 0.3%
Akbank TAS	78,768	$161,960
Turk Hava Yollari AO	13,756	96,422
Turkcell Iletisim Hizmetleri AS	30,115	79,554
Yapi ve Kredi Bankasi A/S(a)	88,605	87,516
		425,452
United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	79,893	329,701
Abu Dhabi Islamic Bank PJSC	36,576	253,985
Air Arabia PJSC	54,766	80,690
Aldar Properties PJSC	97,020	285,281
Dubai Islamic Bank PJSC	72,758	164,328
Emaar Properties PJSC	167,302	738,373
Emirates NBD Bank PJSC	47,771	429,192
Emirates Telecommunications Group Co. PJSC	87,163	481,253
First Abu Dhabi Bank PJSC	111,362	594,852
Salik Co. PJSC	46,511	81,042
		3,438,697
Total Common Stocks — 97.4% (Cost: $94,618,703)		136,153,393
Preferred Stocks
Brazil — 1.7%
Banco Bradesco SA, Preference Shares, NVS	133,828	552,124
Gerdau SA, Preference Shares, NVS	32,079	131,345
Itau Unibanco Holding SA, Preference Shares, NVS	137,064	1,250,727
Itausa SA, Preference Shares, NVS	148,150	412,387
		2,346,583
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	3,602	274,899
Colombia — 0.1%
Grupo Cibest SA, Preference Shares	11,452	194,183
Security	Shares	Value
India — 0.0%
TVS Motor Co. Ltd., 6.00%	24,188	$2,659
Total Preferred Stocks — 2.0% (Cost: $1,596,449)		2,818,324
Total Long-Term Investments — 99.4% (Cost: $96,215,152)		138,971,717
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	157,554	157,633
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	830,000	830,000
Total Short-Term Securities — 0.7% (Cost: $987,617)		987,633
Total Investments — 100.1% (Cost: $97,202,769)		139,959,350
Liabilities in Excess of Other Assets — (0.1)%		(198,153)
Net Assets — 100.0%		$139,761,197

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,339,659	$—	$(1,182,045)(a)	$3	$16	$157,633	157,554	$5,408 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	420,000 (a)	—	—	—	830,000	830,000	12,449	—
				$3	$16	$987,633		$17,857	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EM ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	9	03/20/26	$722	$31,864
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$31,864	$—	$—	$—	$31,864

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$18,129	$—	$—	$—	$18,129
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$31,322	$—	$—	$—	$31,322
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$395,273
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,802,001	$118,351,390	$2	$136,153,393
Preferred Stocks	2,540,766	277,558	—	2,818,324
Short-Term Securities
Money Market Funds	987,633	—	—	987,633
	$21,330,400	$118,628,948	$2	$139,959,350
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Advanced MSCI EM ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$31,864	$—	$—	$31,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$706,067,593	$138,971,717
Investments, at value—affiliated(c)	567,729	987,633
Cash	5,513	264,795
Cash pledged for futures contracts	185,000	15,000
Foreign currency, at value(d)	1,077,756	279,329
Receivables:
Investments sold	15,575,725	11,642,669
Securities lending income—affiliated	255	887
Loans	—	130,000
Dividends—unaffiliated	286,408	181,138
Dividends—affiliated	703	2,536
Tax reclaims	1,542,683	19,004
Variation margin on futures contracts	14,673	—
Total assets	725,324,038	152,494,708
LIABILITIES
Bank borrowings	—	130,000
Collateral on securities loaned, at value	437,729	157,677
Payables:
Investments purchased	15,798,354	11,728,171
Deferred foreign capital gain tax	—	569,417
Interest expense	—	34
Investment advisory fees	64,067	16,857
Professional fees	35,117	—
Due to custodian	—	130,000
Variation margin on futures contracts	—	1,355
Total liabilities	16,335,267	12,733,511
Commitments and contingent liabilities
NET ASSETS	$708,988,771	$139,761,197
NET ASSETS CONSIST OF
Paid-in capital	$541,980,637	$104,018,451
Accumulated earnings	167,008,134	35,742,746
NET ASSETS	$708,988,771	$139,761,197
NET ASSET VALUE
Shares outstanding	8,600,000	2,700,000
Net asset value	$82.44	$51.76
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$541,431,453	$96,215,152
(b) Securities loaned, at value	$416,352	$149,503
(c) Investments, at cost—affiliated	$567,729	$987,617
(d) Foreign currency, at cost	$1,079,485	$278,975
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF
INVESTMENT INCOME
Dividends—unaffiliated	$4,018,824	$1,100,769
Dividends—affiliated	4,188	12,449
Interest—unaffiliated	4,476	1,193
Securities lending income—affiliated—net	2,880	5,408
Foreign taxes withheld	(319,489)	(117,207)
Total investment income	3,710,879	1,002,612
EXPENSES
Investment advisory	410,734	97,478
Professional	30,682	—
Interest expense	94	981
Commitment costs	—	949
Total expenses	441,510	99,408
Net investment income	3,269,369	903,204
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(721,378)	2,692,812
Investments—affiliated	(141)	3
Foreign currency transactions	25,615	(3,263)
Futures contracts	649,145	18,129
In-kind redemptions—unaffiliated(b)	56,880,713	—
	56,833,954	2,707,681
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	38,925,329	22,002,092
Investments—affiliated	—	16
Foreign currency translations	26,451	(2,543)
Futures contracts	10,556	31,322
	38,962,336	22,030,887
Net realized and unrealized gain	95,796,290	24,738,568
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,065,659	$25,641,772
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(4,415)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(125,867)
See notes to financial statements.
Statements of Operations
18

Statements of Changes in Net Assets

	iShares ESG Advanced MSCI EAFE ETF		iShares ESG Advanced MSCI EM ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,269,369	$19,097,267	$903,204	$2,620,796
Net realized gain (loss)	56,833,954	12,457,990	2,707,681	(1,118,731)
Net change in unrealized appreciation (depreciation)	38,962,336	22,815,554	22,030,887	13,451,767
Net increase in net assets resulting from operations	99,065,659	54,370,811	25,641,772	14,953,832
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,537,247)(b)	(23,068,071)	(2,773,061)(b)	(2,989,017)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(189,991,238)	82,081,264	9,169,395	16,208,182
NET ASSETS
Total increase (decrease) in net assets	(112,462,826)	113,384,004	32,038,106	28,172,997
Beginning of period	821,451,597	708,067,593	107,723,091	79,550,094
End of period	$708,988,771	$821,451,597	$139,761,197	$107,723,091

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EAFE ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$74.00	$71.52	$59.48	$51.37	$70.24	$55.79
Net investment income(a)	0.36	1.69 (b)	1.54 (b)	1.37	1.65	1.36
Net realized and unrealized gain (loss)(c)	10.58	2.81	12.08	7.93	(18.86)	13.91
Net increase (decrease) from investment operations	10.94	4.50	13.62	9.30	(17.21)	15.27
Distributions from net investment income(d)	(2.50)(e)	(2.02)	(1.58)	(1.19)	(1.66)	(0.82)
Net asset value, end of period	$82.44	$74.00	$71.52	$59.48	$51.37	$70.24
Total Return(f)
Based on net asset value	15.16%(g)	6.47%(b)	23.19%(b)	18.17%	(24.82)%	27.47%
Ratios to Average Net Assets(h)
Total expenses	0.12%(i)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	0.96%(i)	2.43%(b)	2.39%(b)	2.41%	2.73%	2.06%
Supplemental Data
Net assets, end of period (000)	$708,989	$821,452	$708,068	$475,876	$354,432	$245,846
Portfolio turnover rate(j)	12%	14%	24%	16%	18%	28%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2025 and
August 31, 2024 respectively:
• Net investment income per share by $0.02 and $0.01.
• Total return by 0.04% and 0.03%.
• Ratio of net investment income to average net assets by 0.03% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EM ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Period From 10/06/20(a) to 08/31/21
Net asset value, beginning of period	$43.09	$37.88	$34.97	$35.47	$45.17	$35.39
Net investment income(b)	0.35	1.14	0.99	0.91	1.08	0.71
Net realized and unrealized gain (loss)(c)	9.39	5.38	2.79	(0.55)	(9.94)	9.42
Net increase (decrease) from investment operations	9.74	6.52	3.78	0.36	(8.86)	10.13
Distributions from net investment income(d)	(1.07)(e)	(1.31)	(0.87)	(0.86)	(0.84)	(0.35)
Net asset value, end of period	$51.76	$43.09	$37.88	$34.97	$35.47	$45.17
Total Return(f)
Based on net asset value	22.99%(g)	17.57%	11.04%	1.06%	(19.91)%	28.74%(g)
Ratios to Average Net Assets(h)
Total expenses	0.16%(i)	0.16%	0.17%	0.16%	0.16%	0.16%(i)
Net investment income	1.48%(i)	2.89%	2.79%	2.61%	2.72%	1.83%(i)
Supplemental Data
Net assets, end of period (000)	$139,761	$107,723	$79,550	$55,955	$35,468	$13,550
Portfolio turnover rate(j)	18%	21%	27%	24%	31%	51%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Advanced MSCI EAFE	Diversified
ESG Advanced MSCI EM	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced MSCI EAFE
Citigroup Global Markets, Inc.	$206,059	$(206,059)	$—	$—
Morgan Stanley	210,293	(210,293)	—	—
	$416,352	$(416,352)	$—	$—
ESG Advanced MSCI EM
J.P. Morgan Securities PLC	$138,382	$(138,382)	$—	$—
UBS AG	11,121	(11,121)	—	—
	$149,503	$(149,503)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Advanced MSCI EAFE	0.12%
ESG Advanced MSCI EM	0.16
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Advanced MSCI EAFE	$834
ESG Advanced MSCI EM	1,248
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Advanced MSCI EAFE	$27,647,907	$28,894,525	$(1,426,225)
ESG Advanced MSCI EM	7,213,382	2,377,727	692,320
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
ESG Advanced MSCI EAFE	$81,278,831	$108,066,776
ESG Advanced MSCI EM	27,199,334	21,830,251
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced MSCI EAFE	$—	$176,329,524
ESG Advanced MSCI EM	1,255,129	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
ESG Advanced MSCI EAFE	$(31,965,558)
ESG Advanced MSCI EM	(6,698,497)

(a)	Amounts available to offset future realized capital gains.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced MSCI EAFE	$556,581,650	$195,902,467	$(45,765,977)	$150,136,490
ESG Advanced MSCI EM	99,483,530	46,769,716	(6,262,032)	40,507,684
9. LINE OF CREDIT
The iShares ESG Advanced MSCI EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended February 28, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG Advanced MSCI EM	$2,800,000	$32,376	4.93%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced MSCI EAFE
Shares sold	—	$—	2,500,000	$170,374,663
Shares redeemed	(2,500,000)	(189,991,238)	(1,300,000)	(88,293,399)
	(2,500,000)	$(189,991,238)	1,200,000	$82,081,264
ESG Advanced MSCI EM
Shares sold	200,000	$9,169,395	400,000	$16,208,182
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares ESG Advanced MSCI EAFE ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
30

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
32

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI China Multisector Tech ETF | TCHI | NASDAQ
• iShares MSCI Japan Value ETF | EWJV | NASDAQ

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Broadline Retail — 13.2%
Alibaba Group Holding Ltd.	91,200	$1,650,423
JD.com, Inc., Class A	133,000	1,765,666
PDD Holdings, Inc., ADR(a)	17,708	1,836,851
Vipshop Holdings Ltd., ADR	33,668	586,496
		5,839,436
Capital Markets — 1.3%
Beijing Compass Technology Development Co. Ltd., Class A(a)	3,800	64,187
East Money Information Co. Ltd., Class A	103,652	339,948
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,500	169,266
		573,401
Communications Equipment — 6.3%
BYD Electronic International Co. Ltd.	85,500	350,825
CICT Mobile Communication Technology Co. Ltd.(a)	22,800	57,644
Guangzhou Haige Communications Group, Inc. Co., Class A	15,200	39,073
Hengtong Optic-Electric Co. Ltd., Class A	15,200	104,883
QuantumCTek Co. Ltd.(a)	668	65,872
Shenzhen Sunway Communication Co. Ltd., Class A	5,700	63,453
Suzhou TFC Optical Communication Co. Ltd., Class A	5,068	270,892
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(b)	43,000	812,104
Yealink Network Technology Corp. Ltd., Class A	7,640	41,784
Zhongji Innolight Co. Ltd., Class A	7,240	560,406
ZTE Corp., Class A	26,600	149,542
ZTE Corp., Class H	79,800	276,493
		2,792,971
Diversified Consumer Services — 2.9%
New Oriental Education & Technology Group, Inc.	146,600	806,255
TAL Education Group, ADR(a)	44,935	473,165
		1,279,420
Electrical Equipment — 7.0%
CNGR Advanced Material Co. Ltd., Class A	5,700	47,648
Contemporary Amperex Technology Co. Ltd., Class A	22,740	1,130,539
Contemporary Amperex Technology Co. Ltd., Class H(c)	8,700	549,757
Eve Energy Co. Ltd., Class A	13,300	120,565
GEM Co. Ltd., Class A	32,300	46,591
Goneo Group Co. Ltd., Class A	5,775	36,629
Gotion High-tech Co. Ltd., Class A	11,400	62,814
Jiangsu Zhongtian Technology Co. Ltd., Class A	22,800	96,527
JL Mag Rare-Earth Co. Ltd., Class A	7,600	45,523
Ningbo Deye Technology Co. Ltd., Class A	5,751	87,495
Ningbo Orient Wires & Cables Co. Ltd., Class A	3,892	33,554
Ningbo Sanxing Medical Electric Co. Ltd., Class A	9,500	36,438
Shenzhen Megmeet Electrical Co. Ltd.	2,300	41,695
Sungrow Power Supply Co. Ltd., Class A	13,320	279,657
Sunwoda Electronic Co. Ltd., Class A	11,400	43,233
TBEA Co. Ltd., Class A	32,780	144,835
Wolong Electric Group Co. Ltd., Class A	9,500	61,928
Zhejiang Chint Electrics Co. Ltd., Class A	13,300	63,976
Zhejiang Huayou Cobalt Co. Ltd., Class A	13,300	152,078
		3,081,482
Electronic Equipment, Instruments & Components — 11.1%
AAC Technologies Holdings, Inc.	85,500	406,414
Accelink Technologies Co. Ltd., Class A	5,400	59,521
Avary Holding Shenzhen Co. Ltd., Class A	14,200	121,738
BOE Technology Group Co. Ltd., Class A	232,200	151,460
Chaozhou Three-Circle Group Co. Ltd., Class A	13,300	122,226
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
China Railway Signal & Communication Corp. Ltd., Class A	45,600	$38,010
Eoptolink Technology, Inc. Ltd., Class A	6,440	336,187
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	87,400	33,219
Foxconn Industrial Internet Co. Ltd., Class A	85,500	690,714
GoerTek, Inc., Class A	22,800	90,005
Hgtech Co. Ltd., Class A	5,700	74,429
Lens Technology Co. Ltd., Class A	32,300	165,138
Lingyi iTech Guangdong Co., Class A	47,500	106,212
Luxshare Precision Industry Co. Ltd., Class A	47,500	346,364
Maxscend Microelectronics Co. Ltd., Class A	4,040	47,171
OFILM Group Co. Ltd., Class A(a)	20,900	29,890
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,232	27,202
Shannon Semiconductor Technology Co. Ltd.	3,800	81,934
Shengyi Electronics Co. Ltd., Class A	3,800	47,593
Shengyi Technology Co. Ltd., Class A	15,200	152,927
Shennan Circuits Co. Ltd., Class A	4,320	179,398
Shenzhen Everwin Precision Technology Co. Ltd., Class A	9,500	53,448
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,700	55,030
Sunny Optical Technology Group Co. Ltd.	76,000	562,013
SUPCON Technology Co. Ltd., Class A	3,981	46,499
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,400	141,325
TCL Technology Group Corp., Class A	133,480	96,524
Unisplendour Corp. Ltd., Class A	17,090	64,507
Universal Scientific Industrial Shanghai Co. Ltd., Class A	200	1,384
Victory Giant Technology Huizhou Co. Ltd., Class A	5,600	248,258
Wingtech Technology Co. Ltd., Class A(a)	7,600	37,109
Wuhan Guide Infrared Co. Ltd., Class A(a)	28,568	64,689
WUS Printed Circuit Kunshan Co. Ltd., Class A	13,300	161,545
Zhejiang Dahua Technology Co. Ltd., Class A	20,900	58,588
		4,898,671
Entertainment — 6.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	15,200	54,190
Beijing Enlight Media Co. Ltd., Class A	19,000	54,315
China Ruyi Holdings Ltd.(a)	1,292,000	335,384
Giant Network Group Co. Ltd., Class A	13,300	71,829
Kingnet Network Co. Ltd., Class A	15,200	50,161
Kingsoft Corp. Ltd.	113,200	375,950
Mango Excellent Media Co. Ltd., Class A	11,400	40,615
NetEase Cloud Music, Inc.(a)(b)	3,800	74,928
NetEase, Inc.	71,400	1,608,298
Tencent Music Entertainment Group, ADR	2,299	33,565
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	47,500	127,260
		2,826,495
Household Durables — 4.6%
Beijing Roborock Technology Co. Ltd., Class A	1,108	23,070
Ecovacs Robotics Co. Ltd., Class A	3,800	38,331
Gree Electric Appliances, Inc. of Zhuhai, Class A	17,100	93,278
Haier Smart Home Co. Ltd., Class A	39,900	149,244
Haier Smart Home Co. Ltd., Class A	262,200	890,354
Midea Group Co. Ltd., Class A	23,300	266,802
Midea Group Co. Ltd., Class H	45,300	524,358
Sichuan Changhong Electric Co. Ltd., Class A	30,400	45,736
		2,031,173
Interactive Media & Services — 13.7%
Baidu, Inc., Class A(a)	102,600	1,593,720
Bilibili, Inc., Class Z(a)	27,280	761,512
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Kuaishou Technology(b)	206,700	$1,639,034
Kunlun Tech Co. Ltd., Class A(a)	7,600	67,518
Meitu, Inc.(b)	399,000	287,399
Tencent Holdings Ltd.	25,752	1,694,323
		6,043,506
IT Services — 1.8%
GDS Holdings Ltd., Class A(a)	121,600	629,941
Isoftstone Information Technology Group Co. Ltd., Class A	5,825	42,028
Range Intelligent Computing Technology Group Co. Ltd., Class A	9,520	142,897
		814,866
Machinery — 2.7%
Haitian International Holdings Ltd.	76,000	245,597
Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,500	156,246
RoboTechnik Intelligent Technology Co. Ltd.	1,100	66,086
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	5,700	80,036
Shenzhen Envicool Technology Co. Ltd., Class A	5,700	89,723
Shenzhen Inovance Technology Co. Ltd., Class A	9,500	100,801
UBTech Robotics Corp. Ltd., Class H(a)	22,950	354,486
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,400	84,760
		1,177,735
Semiconductors & Semiconductor Equipment — 14.2%
ACM Research Shanghai, Inc., Class A	1,726	43,213
Advanced Micro-Fabrication Equipment, Inc./China, Class A	4,049	207,732
Amlogic Shanghai Co. Ltd., Class A(a)	3,884	53,629
Anji Microelectronics Technology Shanghai Co. Ltd.	1,081	42,236
Bestechnic Shanghai Co. Ltd., Class A	840	25,284
Biwin Storage Technology Co. Ltd.(a)	3,800	91,554
Cambricon Technologies Corp. Ltd., Class A(a)	2,715	465,065
China Resources Microelectronics Ltd., Class A	7,656	63,589
CSI Solar Co. Ltd., Class A	23,402	49,546
Dosilicon Co. Ltd.(a)	2,800	57,111
GalaxyCore, Inc., Class A	15,264	37,485
GCL Technology Holdings Ltd.(a)	2,637,000	403,196
GigaDevice Semiconductor, Inc., Class A	3,800	165,581
Guobo Electronics Co. Ltd.	3,800	68,035
Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,800	79,887
Hangzhou First Applied Material Co. Ltd., Class A	17,150	45,223
Hangzhou Silan Microelectronics Co. Ltd., Class A	11,400	53,431
Hua Hong Semiconductor Ltd.(a)(b)	78,000	960,953
Hua Hong Semiconductor Ltd., Class A(a)	3,059	56,393
Hwatsing Technology Co. Ltd., Class A	2,715	76,531
Hygon Information Technology Co. Ltd., Class A	15,053	570,965
Ingenic Semiconductor Co. Ltd., Class A	3,800	73,589
JA Solar Technology Co. Ltd., Class A(a)	20,988	36,939
JCET Group Co. Ltd., Class A	11,400	79,789
Jinko Solar Co. Ltd., Class A(a)	64,776	71,078
LONGi Green Energy Technology Co. Ltd., Class A(a)	47,520	126,733
Loongson Technology Corp. Ltd., Class A(a)	2,572	59,449
Montage Technology Co. Ltd., Class A	7,421	176,374
National Silicon Industry Group Co. Ltd., Class A(a)	22,800	72,005
NAURA Technology Group Co. Ltd., Class A	4,680	321,308
Nexchip Semiconductor Corp., Class A	12,163	62,928
OmniVision Integrated Circuits Group, Inc.	7,620	136,292
Piotech, Inc., Class A	1,882	101,110
Rockchip Electronics Co. Ltd., Class A	1,900	49,664
Sanan Optoelectronics Co. Ltd., Class A	30,400	73,848
SG Micro Corp., Class A	4,624	46,366
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Shenzhen Goodix Technology Co. Ltd., Class A	1,900	$21,633
Shenzhen Techwinsemi Technology Co. Ltd.	1,500	55,727
Skyverse Technology Co. Ltd.(a)	2,276	65,275
Suzhou Maxwell Technologies Co. Ltd., Class A	1,800	76,499
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	24,700	37,082
Tianshui Huatian Technology Co. Ltd., Class A	18,600	41,059
TongFu Microelectronics Co. Ltd., Class A	9,500	71,766
Tongwei Co. Ltd., Class A(a)	34,200	89,804
Trina Solar Co. Ltd., Class A(a)	15,200	42,274
Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,719	66,338
United Nova Technology Co. Ltd., Class A(a)	51,965	58,797
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	3,800	153,409
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	15,288	53,232
Xinyi Solar Holdings Ltd.	494,000	217,648
Yuanjie Semiconductor Technology Co. Ltd.	551	61,600
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	7,600	61,639
		6,277,893
Software — 6.9%
360 Security Technology, Inc., Class A	45,946	83,019
Beijing Kingsoft Office Software, Inc., Class A	3,045	133,729
China National Software & Service Co. Ltd., Class A(a)	5,849	37,960
Empyrean Technology Co. Ltd., Class A	3,800	55,831
Geovis Technology Co. Ltd.	3,800	37,539
Horizon Robotics(a)	535,800	562,034
Hundsun Technologies, Inc., Class A	12,420	54,290
Iflytek Co. Ltd., Class A	15,200	123,299
Jiangsu Hoperun Software Co. Ltd., Class A	5,700	43,081
Kingdee International Software Group Co. Ltd.(a)	323,000	414,471
Pony AI, Inc.(a)	20,700	309,303
Sangfor Technologies, Inc., Class A	1,900	36,376
SenseTime Group, Inc., Class B(a)(b)	3,021,000	986,310
Shanghai Baosight Software Co. Ltd., Class A	15,288	53,813
Shanghai Stonehill Technology Co.Ltd., Class A(a)	36,100	58,132
Yonyou Network Technology Co. Ltd., Class A(a)	22,800	47,227
		3,036,414
Technology Hardware, Storage & Peripherals — 7.6%
Anker Innovations Technology Co. Ltd., Class A	4,201	59,119
China Greatwall Technology Group Co. Ltd., Class A(a)	20,900	50,471
Founder Technology Group Corp.(a)	26,600	43,836
Huaqin Technology Co. Ltd., Class A	5,700	76,301
IEIT Systems Co. Ltd., Class A	9,500	88,160
Lenovo Group Ltd.	888,000	1,096,078
Sharetronic Data Technology Co. Ltd., Class A	1,900	73,610
Shenzhen Longsys Electronics Co. Ltd., Class A(a)	2,600	110,176
Shenzhen Transsion Holdings Co. Ltd., Class A	7,884	66,283
Xiaomi Corp., Class B(a)(b)	383,800	1,697,513
		3,361,547
Total Long-Term Investments — 99.7% (Cost: $39,877,585)		44,035,010
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	424,110	424,322
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	20,000	$20,000
Total Short-Term Securities — 1.0% (Cost: $444,316)		444,322
Total Investments — 100.7% (Cost: $40,321,901)		44,479,332
Liabilities in Excess of Other Assets — (0.7)%		(294,063)
Net Assets — 100.0%		$44,185,269

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,584,968	$—	$(1,160,730)(a)	$95	$(11)	$424,322	424,110	$15,393 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0 (a)	—	—	—	20,000	20,000	683	—
				$95	$(11)	$444,322		$16,076	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	5	03/20/26	$163	$(1,630)
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China Multisector Tech ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,630	$—	$—	$—	$1,630

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(4,181)	$—	$—	$—	$(4,181)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,643)	$—	$—	$—	$(2,643)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$98,468
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,313,224	$37,721,786	$—	$44,035,010
Short-Term Securities
Money Market Funds	444,322	—	—	444,322
	$6,757,546	$37,721,786	$—	$44,479,332
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,630)	$—	$(1,630)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 2.3%
Aisin Corp.	135,200	$2,399,872
Bridgestone Corp.	331,700	8,007,262
Denso Corp.	507,000	7,274,393
		17,681,527
Automobiles — 11.6%
Honda Motor Co. Ltd.	1,060,200	10,620,491
Isuzu Motors Ltd.	146,000	2,721,142
Subaru Corp.	163,700	3,070,537
Suzuki Motor Corp.	446,600	6,754,097
Toyota Motor Corp.	2,687,600	65,116,128
Yamaha Motor Co. Ltd.	264,500	2,103,296
		90,385,691
Banks — 20.0%
Chiba Bank Ltd.(The)	169,000	2,513,677
Japan Post Bank Co. Ltd.	513,400	10,050,858
Mitsubishi UFJ Financial Group, Inc.	3,194,100	59,295,251
Mizuho Financial Group, Inc.	709,850	31,669,227
Resona Holdings, Inc.	296,300	3,615,398
Sumitomo Mitsui Financial Group, Inc.	1,047,800	39,539,335
Sumitomo Mitsui Trust Group, Inc.	180,500	6,293,833
Yokohama Financial Group, Inc.	287,300	3,102,018
		156,079,597
Beverages — 1.0%
Asahi Group Holdings Ltd.	429,900	4,680,596
Kirin Holdings Co. Ltd.	112,600	1,954,479
Suntory Beverage & Food Ltd.	38,400	1,207,593
		7,842,668
Broadline Retail — 0.1%
Rakuten Group, Inc.(a)	152,100	807,475
Building Products — 0.3%
AGC, Inc.	55,100	2,443,742
Capital Markets — 2.5%
Daiwa Securities Group, Inc.	379,800	3,991,430
Japan Exchange Group, Inc.	279,600	3,805,057
Nomura Holdings, Inc.	864,100	8,022,354
SBI Holdings, Inc.	169,000	3,614,688
		19,433,529
Chemicals — 1.7%
Asahi Kasei Corp.	388,700	4,580,997
Mitsubishi Chemical Group Corp.	371,800	2,759,029
Nitto Denko Corp.	95,900	2,223,963
Toray Industries, Inc.	396,500	3,395,315
		12,959,304
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co. Ltd.	118,300	2,458,535
Secom Co. Ltd.	112,600	4,368,586
Toppan Holdings, Inc.	63,100	2,161,473
		8,988,594
Construction & Engineering — 0.9%
Obayashi Corp.	180,500	5,095,682
Shimizu Corp.	101,400	2,266,405
		7,362,087
Consumer Staples Distribution & Retail — 0.1%
Tsuruha Holdings, Inc.	67,600	1,136,298
Diversified Telecommunication Services — 1.1%
NTT, Inc.	8,500,700	8,316,524
Security	Shares	Value
Electric Utilities — 1.1%
Chubu Electric Power Co., Inc.	196,100	$3,311,933
Kansai Electric Power Co., Inc.(The)	279,600	5,050,068
		8,362,001
Electrical Equipment — 0.3%
Fuji Electric Co. Ltd.	24,200	2,144,961
Electronic Equipment, Instruments & Components — 2.5%
Kyocera Corp.	363,100	6,412,943
Murata Manufacturing Co. Ltd.	470,100	12,293,074
Shimadzu Corp.	29,100	809,981
		19,515,998
Financial Services — 1.8%
Mitsubishi HC Capital, Inc.	253,500	2,456,867
ORIX Corp.	331,700	11,642,371
		14,099,238
Food Products — 0.2%
Kikkoman Corp.	135,200	1,300,063
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	96,500	4,028,296
Ground Transportation — 0.7%
Central Japan Railway Co.	79,200	2,337,638
Hankyu Hanshin Holdings, Inc.	29,100	848,785
West Japan Railway Co.	112,600	2,422,207
		5,608,630
Health Care Equipment & Supplies — 0.2%
Olympus Corp.	162,700	1,594,257
Household Durables — 3.7%
Panasonic Holdings Corp.	663,500	10,699,637
Sekisui House Ltd.	180,600	4,412,085
Sony Group Corp.	613,400	14,100,998
		29,212,720
Industrial Conglomerates — 0.4%
Hikari Tsushin, Inc.	3,800	1,074,316
Sekisui Chemical Co. Ltd.	101,400	1,974,654
		3,048,970
Insurance — 5.4%
Dai-ichi Life Holdings, Inc.	997,300	10,233,642
Japan Post Holdings Co. Ltd.	507,000	6,602,480
Japan Post Insurance Co. Ltd.	46,100	1,504,744
MS&AD Insurance Group Holdings, Inc.	362,900	10,112,718
Sompo Holdings, Inc.	162,700	6,455,057
Tokio Marine Holdings, Inc.	179,400	7,450,776
		42,359,417
IT Services — 0.7%
Fujitsu Ltd.	185,900	4,144,252
Otsuka Corp.	62,500	1,260,497
		5,404,749
Leisure Products — 0.5%
Bandai Namco Holdings, Inc.	79,200	2,147,266
Shimano, Inc.	20,400	2,177,817
		4,325,083
Machinery — 4.4%
FANUC Corp.	129,300	5,854,718
Komatsu Ltd.	262,700	12,609,693
Kubota Corp.	279,600	5,683,483
Makita Corp.	62,900	2,433,818
SMC Corp.	16,900	8,084,167
		34,665,879
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine Transportation — 1.1%
Kawasaki Kisen Kaisha Ltd.	95,900	$1,541,763
Mitsui OSK Lines Ltd.	96,500	3,580,594
Nippon Yusen KK	112,600	3,866,267
		8,988,624
Metals & Mining — 1.7%
JFE Holdings, Inc.	162,700	2,290,344
Nippon Steel Corp.	1,385,800	5,629,794
Sumitomo Metal Mining Co. Ltd.	67,600	5,490,340
		13,410,478
Office REITs — 0.3%
Nippon Building Fund, Inc.	2,197	2,043,872
Oil, Gas & Consumable Fuels — 2.0%
ENEOS Holdings, Inc.	777,400	7,416,899
Idemitsu Kosan Co. Ltd.	231,160	2,210,206
Inpex Corp.	247,700	6,047,028
		15,674,133
Passenger Airlines — 0.1%
ANA Holdings, Inc.	29,300	638,881
Japan Airlines Co. Ltd.	12,400	256,205
		895,086
Personal Care Products — 0.7%
Kao Corp.	129,300	5,521,288
Pharmaceuticals — 4.2%
Astellas Pharma, Inc.	513,400	8,543,748
Eisai Co. Ltd.	79,700	2,683,220
Shionogi & Co. Ltd.	214,100	5,055,391
Takeda Pharmaceutical Co. Ltd.	446,400	16,707,503
		32,989,862
Real Estate Management & Development — 2.8%
Daito Trust Construction Co. Ltd.	84,500	1,945,846
Daiwa House Industry Co. Ltd.	152,100	5,488,753
Hulic Co. Ltd.	130,100	1,724,128
Mitsubishi Estate Co. Ltd.	197,300	6,653,600
Sumitomo Realty & Development Co. Ltd.	170,200	5,753,842
		21,566,169
Semiconductors & Semiconductor Equipment — 1.5%
Kioxia Holdings Corp.(a)	18,500	2,500,171
Renesas Electronics Corp.	507,000	9,561,412
		12,061,583
Security	Shares	Value
Specialty Retail — 0.3%
Nitori Holdings Co. Ltd.	112,600	$2,255,655
Technology Hardware, Storage & Peripherals — 1.8%
Canon, Inc.	246,200	7,440,611
FUJIFILM Holdings Corp.	313,000	6,436,534
		13,877,145
Tobacco — 1.6%
Japan Tobacco, Inc.	338,000	12,931,680
Trading Companies & Distributors — 12.0%
Marubeni Corp.	396,300	15,165,515
Mitsubishi Corp.	914,000	30,843,419
Mitsui & Co. Ltd.	696,900	26,126,567
Sumitomo Corp.	304,200	12,917,290
Toyota Tsusho Corp.	196,100	8,765,788
		93,818,579
Wireless Telecommunication Services — 4.5%
KDDI Corp.	830,500	14,265,919
SoftBank Corp.	8,213,400	11,234,309
SoftBank Group Corp.	364,900	9,343,608
		34,843,836
Total Long-Term Investments — 99.7% (Cost: $606,389,642)		779,985,288
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	90,000	90,000
Total Short-Term Securities — 0.0% (Cost: $90,000)		90,000
Total Investments — 99.7% (Cost: $606,479,642)		780,075,288
Other Assets Less Liabilities — 0.3%		2,043,441
Net Assets — 100.0%		$782,118,729

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$0 (b)	$—	$—	$—	—	$1,422 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	30,000 (b)	—	—	—	90,000	90,000	5,243	—
				$—	$—	$90,000		$6,665	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	77	03/12/26	$1,937	$46,499
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$46,499	$—	$—	$—	$46,499

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$727,901	$—	$—	$—	$727,901
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(18,867)	$—	$—	$—	$(18,867)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,121,067
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,985,083	$778,000,205	$—	$779,985,288
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$2,075,083	$778,000,205	$—	$780,075,288
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$46,499	$—	$46,499

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Value ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$44,035,010	$779,985,288
Investments, at value—affiliated(c)	444,322	90,000
Cash	2,555,471	216
Foreign currency collateral pledged for futures contracts(d)	—	199,667
Foreign currency, at value(e)	22,143	2,528,023
Receivables:
Investments sold	2,492,000	3,330,618
Securities lending income—affiliated	326	—
Dividends—unaffiliated	—	797,956
Dividends—affiliated	34	735
Variation margin on futures contracts	—	68,752
Total assets	49,549,306	787,001,255
LIABILITIES
Collateral on securities loaned, at value	424,204	—
Payables:
Investments purchased	4,917,640	4,800,948
Investment advisory fees	20,556	81,578
Variation margin on futures contracts	1,637	—
Total liabilities	5,364,037	4,882,526
Commitments and contingent liabilities
NET ASSETS	$44,185,269	$782,118,729
NET ASSETS CONSIST OF
Paid-in capital	$45,324,806	$603,866,189
Accumulated earnings (loss)	(1,139,537)	178,252,540
NET ASSETS	$44,185,269	$782,118,729
NET ASSET VALUE
Shares outstanding	1,900,000	16,900,000
Net asset value	$23.26	$46.28
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$39,877,585	$606,389,642
(b) Securities loaned, at value	$290,676	$—
(c) Investments, at cost—affiliated	$444,316	$90,000
(d) Foreign currency collateral pledged, at cost	$—	$200,426
(e) Foreign currency, at cost	$22,139	$2,554,029
See notes to financial statements.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Value ETF
INVESTMENT INCOME
Dividends—unaffiliated	$95,447	$7,433,686
Dividends—affiliated	683	5,243
Interest—unaffiliated	698	91
Securities lending income—affiliated—net	15,393	1,422
Foreign taxes withheld	(4,018)	(743,369)
Total investment income	108,203	6,697,073
EXPENSES
Investment advisory	119,955	405,493
Commitment costs	183	2,398
Total expenses	120,138	407,891
Net investment income (loss)	(11,935)	6,289,182
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,776,522)	11,799,124
Investments—affiliated	95	—
Foreign currency transactions	78	(277,425)
Futures contracts	(4,181)	727,901
In-kind redemptions—unaffiliated(a)	—	11,163,666
	(1,780,530)	23,413,266
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	242,343	103,893,373
Investments—affiliated	(11)	—
Foreign currency translations	(233)	(22,060)
Futures contracts	(2,643)	(18,867)
	239,456	103,852,446
Net realized and unrealized gain (loss)	(1,541,074)	127,265,712
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,553,009)	$133,554,894
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
12

Statements of Changes in Net Assets

	iShares MSCI China Multisector Tech ETF		iShares MSCI Japan Value ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(11,935)	$204,116	$6,289,182	$8,236,843
Net realized gain (loss)	(1,780,530)	(747,659)	23,413,266	15,356,813
Net change in unrealized appreciation (depreciation)	239,456	5,945,847	103,852,446	37,389,451
Net increase (decrease) in net assets resulting from operations	(1,553,009)	5,402,304	133,554,894	60,983,107
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(876,918)(b)	(281,695)	(21,689,894)(b)	(10,789,285)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	18,181,456	17,250,376	191,504,681	157,564,547
NET ASSETS
Total increase in net assets	15,751,529	22,370,985	303,369,681	207,758,369
Beginning of period	28,433,740	6,062,755	478,749,048	270,990,679
End of period	$44,185,269	$28,433,740	$782,118,729	$478,749,048

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI China Multisector Tech ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Period From 01/25/22(a) to 08/31/22
Net asset value, beginning of period	$23.69	$15.16	$17.88	$19.86	$24.81
Net investment income (loss)(b)	(0.01)	0.26	0.17	0.07	0.12
Net realized and unrealized gain (loss)(c)	0.04	8.76	(2.16)	(1.84)	(5.02)
Net increase (decrease) from investment operations	0.03	9.02	(1.99)	(1.77)	(4.90)
Distributions from net investment income(d)	(0.46)(e)	(0.49)	(0.73)	(0.21)	(0.05)
Net asset value, end of period	$23.26	$23.69	$15.16	$17.88	$19.86
Total Return(f)
Based on net asset value	0.16%(g)	60.50%	(11.40)%	(8.96)%	(19.74)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.59%(i)	0.59%	0.59%	0.59%	0.59%(i)
Net investment income (loss)	(0.06)%(i)	1.35%	1.01%	0.38%	0.93%(i)
Supplemental Data
Net assets, end of period (000)	$44,185	$28,434	$6,063	$7,152	$7,944
Portfolio turnover rate(j)	20%	31%	25%	23%	17%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
14

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Japan Value ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$38.00	$33.46	$28.16	$23.78	$27.73	$23.22
Net investment income(a)	0.47	0.88	0.84	0.73	0.72	0.65
Net realized and unrealized gain (loss)(b)	9.56	4.85	5.51	4.31	(3.88)	4.36
Net increase (decrease) from investment operations	10.03	5.73	6.35	5.04	(3.16)	5.01
Distributions from net investment income(c)	(1.75)(d)	(1.19)	(1.05)	(0.66)	(0.79)	(0.50)
Net asset value, end of period	$46.28	$38.00	$33.46	$28.16	$23.78	$27.73
Total Return(e)
Based on net asset value	27.18%(f)	17.81%	23.04%	21.46%	(11.57)%	21.62%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.33%(h)	2.63%	2.75%	2.82%	2.74%	2.39%
Supplemental Data
Net assets, end of period (000)	$782,119	$478,749	$270,991	$225,266	$80,852	$44,361
Portfolio turnover rate(i)	16%	36%	31%	20%	24%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI China Multisector Tech	Diversified
MSCI Japan Value(a)	Diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI China Multisector Tech
Morgan Stanley	$290,676	$(290,676)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI China Multisector Tech	0.59%
MSCI Japan Value	0.15
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI China Multisector Tech	$3,258
MSCI Japan Value	300
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Japan Value	$2,975,858	$1,880,676	$(19,963)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI China Multisector Tech	$23,846,753	$8,113,331
MSCI Japan Value	85,588,593	86,213,283
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI China Multisector Tech	$1,454,236	$—
MSCI Japan Value	214,200,047	38,113,713
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI China Multisector Tech	$(2,182,481)
MSCI Japan Value	(1,845,630)

(a)	Amounts available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI China Multisector Tech	$40,995,271	$6,440,799	$(2,958,368)	$3,482,431
MSCI Japan Value	617,147,642	179,818,262	(16,844,117)	162,974,145
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI China Multisector Tech
Shares sold	700,000	$18,181,456	800,000	$17,250,376
MSCI Japan Value
Shares sold	5,300,000	$230,480,160	6,000,000	$207,206,484
Shares redeemed	(1,000,000)	(38,975,479)	(1,500,000)	(49,641,937)
	4,300,000	$191,504,681	4,500,000	$157,564,547
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
24

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
25
2026 iShares Semi-Annual Financial Statements and Additional Information

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THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ
• iShares MSCI China ETF | MCHI | NASDAQ
• iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
• iShares MSCI Indonesia ETF | EIDO | NYSE Arca
• iShares MSCI Peru and Global Exposure ETF | EPU | NYSE Arca
• iShares MSCI Philippines ETF | EPHE | NYSE Arca
• iShares MSCI Poland ETF | EPOL | NYSE Arca
• iShares MSCI Qatar ETF | QAT | NASDAQ

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.1%
Fras-Le SA	379,847	$1,812,359
Mahle-Metal Leve SA	293,843	2,072,062
		3,884,421
Banks — 3.2%
Banco Abc Brasil Sa, NVS(a)	15,491	81,315
Inter & Co., Inc., Class A	1,311,505	11,423,209
		11,504,524
Broadline Retail — 1.1%
Magazine Luiza SA	2,102,771	3,835,152
Capital Markets — 1.7%
Patria Investments Ltd., Class A	360,540	4,730,285
Vinci Compass Investments Ltd.	134,360	1,597,540
		6,327,825
Commercial Services & Supplies — 3.4%
GPS Participacoes e Empreendimentos SA(b)	2,438,986	8,758,750
Orizon Valorizacao de Residuos SA(a)	260,499	3,777,020
		12,535,770
Communications Equipment — 0.4%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	532,686	1,456,795
Consumer Staples Distribution & Retail — 4.6%
Grupo Mateus SA	3,121,444	3,482,816
Sendas Distribuidora SA	7,335,815	13,365,164
		16,847,980
Diversified Consumer Services — 2.4%
Afya Ltd., Class A	80,974	1,101,247
Cogna Educacao SA	11,188,115	7,638,428
		8,739,675
Electric Utilities — 4.1%
Alupar Investimento SA	893,272	6,220,581
Transmissora Alianca de Energia Eletrica SA	1,017,926	8,772,451
		14,993,032
Financial Services — 2.6%
Pagseguro Digital Ltd., Class A	903,477	9,585,891
Food Products — 3.5%
M Dias Branco SA	367,469	1,677,319
Minerva SA/Brazil	2,439,676	2,484,172
Sao Martinho SA	844,793	2,959,618
SLC Agricola SA	1,081,261	3,475,896
Tres Tentos Agroindustrial SA, Class S	676,807	2,258,884
		12,855,889
Ground Transportation — 1.2%
Simpar SA	828,063	2,043,304
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,636,589	2,262,946
		4,306,250
Health Care Providers & Services — 3.4%
Fleury SA	1,334,574	4,378,725
Hapvida Participacoes e Investimentos SA(a)(b)	1,770,735	3,623,332
Odontoprev SA	1,479,159	4,224,108
		12,226,165
Hotels, Restaurants & Leisure — 2.3%
Smartfit Escola de Ginastica e Danca SA	2,170,584	8,552,774
Household Durables — 6.8%
Cury Construtora e Incorporadora SA	790,967	5,995,704
Security	Shares	Value
Household Durables (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,456,868	$8,727,283
Direcional Engenharia SA	1,833,687	5,837,467
MRV Engenharia e Participacoes SA(a)	2,135,324	4,265,233
		24,825,687
Independent Power and Renewable Electricity Producers — 1.3%
Auren Energia SA	1,992,529	4,609,654
Insurance — 1.0%
IRB-Brasil Resseguros SA(a)	308,912	3,729,962
IT Services — 0.3%
VTEX, Class A(a)(c)	333,469	1,143,799
Machinery — 0.4%
Marcopolo SA	1,099,836	1,398,797
Marine Transportation — 0.7%
Hidrovias do Brasil SA(a)	3,317,910	2,718,272
Metals & Mining — 7.6%
Aura Minerals, Inc.(a)	98,194	8,292,483
Aura Minerals, Inc.	82,905	7,001,327
Cia. Brasileira de Aluminio(a)	1,058,624	2,095,979
Cia. Siderurgica Nacional SA(a)	3,234,282	5,438,313
Sigma Lithium Corp.(a)(c)	332,029	4,784,538
		27,612,640
Oil, Gas & Consumable Fuels — 2.5%
Brava Energia(a)	2,014,282	7,323,947
Petroreconcavo SA	715,765	1,720,126
		9,044,073
Paper & Forest Products — 0.7%
Dexco SA	2,490,536	2,633,123
Personal Care Products — 2.4%
Natura Cosmeticos SA(a)	4,842,475	8,605,276
Pharmaceuticals — 2.0%
Hypera SA	1,607,379	7,236,576
Real Estate Management & Development — 9.5%
Allos SA	1,912,864	12,197,703
Iguatemi SA	1,173,667	6,689,661
JHSF Participacoes SA	1,667,650	3,226,975
Multiplan Empreendimentos Imobiliarios SA	1,807,842	12,413,155
		34,527,494
Specialty Retail — 7.7%
C&A Modas SA	1,169,460	2,951,880
Cosan SA(a)	6,979,066	8,563,020
Lojas Renner SA	5,456,997	16,584,417
		28,099,317
Textiles, Apparel & Luxury Goods — 3.1%
Azzas 2154 SA	727,450	3,713,521
Grendene SA	1,711,365	1,702,519
Vivara Participacoes SA	704,092	4,278,253
Vulcabras SA	433,080	1,607,630
		11,301,923
Transportation Infrastructure — 1.1%
EcoRodovias Infraestrutura e Logistica SA	1,887,030	3,942,279
Water Utilities — 5.0%
Cia de Saneamento de Minas Gerais Copasa MG	1,030,466	10,995,121
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
Cia De Sanena Do Parana	833,736	$7,334,730
		18,329,851
Total Common Stocks — 87.1% (Cost: $265,989,977)		317,410,866
Preferred Stocks
Banks — 1.8%
Banco ABC Brasil SA, Preference Shares, NVS	441,576	2,336,869
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,097,727	3,978,497
		6,315,366
Chemicals — 1.6%
Braskem SA, Class A, Preference Shares, NVS	1,028,606	1,924,184
Unipar Carbocloro SA, Preference Shares, NVS	291,761	4,012,319
		5,936,503
Machinery — 1.5%
Marcopolo SA, Preference Shares, NVS	4,113,729	5,520,815
Metals & Mining — 5.5%
Bradespar SA, Preference Shares, NVS	1,382,680	6,696,956
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	893,280	1,477,619
Metalurgica Gerdau SA, Preference Shares, NVS	4,542,444	8,275,905
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	2,671,885	3,684,819
		20,135,299
Textiles, Apparel & Luxury Goods — 0.7%
Alpargatas SA, Preference Shares, NVS	837,906	2,512,165
Water Utilities — 1.0%
Cia. De Sanena Do Parana, Preference Shares, NVS	2,125,442	3,561,406
Total Preferred Stocks — 12.1% (Cost: $33,001,384)		43,981,554
Security	Shares	Value
Rights
Pharmaceuticals — 0.0%
Hypera SA (Expires 03/31/26, Strike Price BRL 21.25)(a)	109,802	$44,979
Total Rights — 0.0% (Cost: $—)		44,979
Total Long-Term Investments — 99.2% (Cost: $298,991,361)		361,437,399
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	4,112,757	4,114,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	710,000	710,000
Total Short-Term Securities — 1.3% (Cost: $4,824,687)		4,824,814
Total Investments — 100.5% (Cost: $303,816,048)		366,262,213
Liabilities in Excess of Other Assets — (0.5)%		(1,932,302)
Net Assets — 100.0%		$364,329,911

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,257,961	$2,856,574 (a)	$—	$247	$32	$4,114,814	4,112,757	$20,090 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	260,000 (a)	—	—	—	710,000	710,000	8,078	—
				$247	$32	$4,824,814		$28,168	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Brazil Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	27	03/20/26	$2,201	$328,829
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$328,829	$—	$—	$—	$328,829

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$311,232	$—	$—	$—	$311,232
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$273,428	$—	$—	$—	$273,428
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,275,375
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$309,118,383	$8,292,483	$—	$317,410,866
Preferred Stocks	43,981,554	—	—	43,981,554
Rights	44,979	—	—	44,979
Short-Term Securities
Money Market Funds	4,824,814	—	—	4,824,814
	$357,969,730	$8,292,483	$—	$366,262,213
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Brazil Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$328,829	$—	$—	$328,829

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
AECC Aviation Power Co. Ltd., Class A	422,092	$3,510,738
AviChina Industry & Technology Co. Ltd., Class H	7,484,000	4,063,936
Kuang-Chi Technologies Co. Ltd., Class A(a)	343,072	2,395,706
		9,970,380
Air Freight & Logistics — 0.7%
J&T Global Express Ltd.(a)	6,321,600	8,298,544
JD Logistics, Inc.(a)(b)	5,331,900	7,579,243
SF Holding Co. Ltd., Class A	751,883	4,147,194
YTO Express Group Co. Ltd., Class A	527,000	1,504,647
ZTO Express Cayman, Inc.(c)	1,109,190	26,778,730
		48,308,358
Automobile Components — 0.5%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,473	1,143,543
Fuyao Glass Industry Group Co. Ltd., Class A	308,898	2,713,913
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,616,000	13,410,034
Hesai Group(a)	301,400	8,208,693
Huayu Automotive Systems Co. Ltd., Class A	502,472	1,414,219
Huizhou Desay Sv Automotive Co. Ltd., Class A	91,200	1,645,802
Ningbo Tuopu Group Co. Ltd., Class A	276,685	2,725,265
Sailun Group Co. Ltd., Class A	497,961	1,139,731
Wanxiang Qianchao Co. Ltd., Class A	522,200	1,523,025
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	355,800	845,809
		34,770,034
Automobiles — 3.9%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	344,556	2,747,776
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	1,001,400	1,164,667
BYD Co. Ltd., Class A	858,706	11,152,040
BYD Co. Ltd., Class H	9,750,400	117,542,012
Chongqing Afari Technology Co. Ltd., Class A(a)	731,400	1,240,341
Chongqing Changan Automobile Co. Ltd., Class A	1,331,420	2,144,609
Dongfeng Motor Group Co. Ltd., Class H(a)	5,940,000	7,430,940
Geely Automobile Holdings Ltd.	17,197,000	35,500,109
Great Wall Motor Co. Ltd., Class H	6,145,500	10,069,898
Guangzhou Automobile Group Co. Ltd., Class A	1,022,300	1,197,828
Li Auto, Inc., Class A(a)(c)	3,310,380	29,065,709
NIO, Inc., Class A(a)	4,909,110	24,267,766
SAIC Motor Corp. Ltd., Class A	1,204,704	2,512,400
Seres Group Co. Ltd., Class A	257,000	4,016,095
XPeng, Inc., Class A(a)(c)	3,311,172	29,027,471
Yadea Group Holdings Ltd.(b)(c)	3,342,000	4,863,854
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	1,354,000	7,061,619
		291,005,134
Banks — 11.0%
Agricultural Bank of China Ltd., Class A	13,547,400	12,637,408
Agricultural Bank of China Ltd., Class H	73,166,000	49,540,398
Bank of Beijing Co. Ltd., Class A	3,292,699	2,586,800
Bank of Changsha Co. Ltd., Class A	628,000	896,668
Bank of Chengdu Co. Ltd., Class A	648,474	1,527,994
Bank of China Ltd., Class A	6,346,000	4,882,817
Bank of China Ltd., Class H	187,952,000	111,220,429
Bank of Communications Co. Ltd., Class A	8,478,372	8,092,446
Bank of Communications Co. Ltd., Class H	23,100,200	20,216,649
Bank of Hangzhou Co. Ltd., Class A	1,156,028	2,738,065
Bank of Jiangsu Co. Ltd., Class A	2,890,015	4,359,759
Bank of Nanjing Co. Ltd., Class A	1,954,904	3,205,531
Security	Shares	Value
Banks (continued)
Bank of Ningbo Co. Ltd., Class A	1,046,395	$4,772,251
Bank of Shanghai Co. Ltd., Class A	2,323,610	3,278,390
Bank of Suzhou Co. Ltd., Class A	745,161	883,004
China CITIC Bank Corp. Ltd., Class A	1,737,700	1,822,828
China CITIC Bank Corp. Ltd., Class H	21,873,800	20,126,007
China Construction Bank Corp., Class A	3,449,214	4,317,445
China Construction Bank Corp., Class H	254,299,000	258,722,205
China Everbright Bank Co. Ltd., Class A	7,330,100	3,459,980
China Merchants Bank Co. Ltd., Class A	3,276,125	18,488,990
China Merchants Bank Co. Ltd., Class H	10,323,150	64,217,198
China Minsheng Banking Corp. Ltd., Class A	5,687,970	3,216,112
China Minsheng Banking Corp. Ltd., Class H	17,472,160	9,028,422
China Zheshang Bank Co. Ltd., Class A	3,448,390	1,497,354
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,359,304	1,285,829
Chongqing Rural Commercial Bank Co. Ltd., Class H	6,076,000	4,574,436
CNPC Capital Co. Ltd., Class A	1,386,400	1,835,290
Huaxia Bank Co. Ltd., Class A	2,100,161	2,047,383
Industrial & Commercial Bank of China Ltd., Class A	10,004,200	10,089,128
Industrial & Commercial Bank of China Ltd., Class H	172,220,000	141,643,675
Industrial Bank Co. Ltd., Class A	3,379,910	9,020,187
Ping An Bank Co. Ltd., Class A	3,081,055	4,893,268
Postal Savings Bank of China Co. Ltd., Class A	4,843,600	3,508,072
Postal Savings Bank of China Co. Ltd., Class H(b)	23,575,000	14,834,751
Shanghai Pudong Development Bank Co. Ltd., Class A	5,047,222	7,147,003
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,556,100	1,907,461
		818,521,633
Beverages — 1.7%
Anhui Gujing Distillery Co. Ltd., Class A	68,396	1,207,523
Anhui Gujing Distillery Co. Ltd., Class B	1,695	15,030
China Resources Beer Holdings Co. Ltd.	4,269,500	15,003,953
Eastroc Beverage Group Co. Ltd., Class A	84,410	2,970,116
Jiangsu King's Luck Brewery JSC Ltd., Class A	205,203	933,983
Jiangsu Yanghe Distillery Co. Ltd., Class A	229,576	1,779,364
Kweichow Moutai Co. Ltd., Class A	198,935	42,160,941
Luzhou Laojiao Co. Ltd., Class A	233,250	3,752,533
Nongfu Spring Co. Ltd., Class H(b)	5,330,400	32,159,482
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	192,586	4,518,758
Tsingtao Brewery Co. Ltd., Class A	109,063	992,500
Tsingtao Brewery Co. Ltd., Class H	1,642,000	11,108,902
Wuliangye Yibin Co. Ltd., Class A	619,977	9,393,612
		125,996,697
Biotechnology — 2.1%
3SBio, Inc.(b)	4,827,500	13,608,567
Akeso, Inc.(a)(b)	1,709,000	23,282,839
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(a)	172,965	1,034,470
BeOne Medicines Ltd., Class H(a)	2,265,370	55,923,808
Chongqing Zhifei Biological Products Co. Ltd., Class A(a)	390,710	984,155
Innovent Biologics, Inc.(a)(b)	3,903,500	42,469,592
Legend Biotech Corp., ADR(a)(c)	194,764	3,700,516
Remegen Co. Ltd., Class H(a)(b)	496,000	5,077,510
Shanghai RAAS Blood Products Co. Ltd., Class A	1,035,500	948,856
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	129,100	$6,365,760
		153,396,073
Broadline Retail — 15.1%
Alibaba Group Holding Ltd.	45,474,768	822,945,032
CCOOP Group Co. Ltd., Class A(a)	2,930,200	986,578
JD.com, Inc., Class A	6,327,196	83,997,851
MINISO Group Holding Ltd.	1,311,612	5,946,539
PDD Holdings, Inc., ADR(a)	1,877,943	194,799,028
Vipshop Holdings Ltd., ADR	826,184	14,392,125
		1,123,067,153
Building Products — 0.0%
Beijing New Building Materials PLC, Class A	276,870	1,129,209
Capital Markets — 1.9%
Beijing Compass Technology Development Co. Ltd., Class A(a)	94,700	1,599,611
BOC International China Co. Ltd., Class A	455,200	948,574
Caitong Securities Co. Ltd., Class A	798,700	1,010,398
Capital Securities Co. Ltd., Class A	314,000	836,989
Changjiang Securities Co. Ltd., Class A	942,036	1,089,699
China CITIC Financial Asset Management Co. Ltd., Class H(a)(b)	37,522,000	4,069,205
China Galaxy Securities Co. Ltd., Class A	1,141,000	2,426,182
China Galaxy Securities Co. Ltd., Class H	9,298,000	11,741,772
China Great Wall Securities Co. Ltd., Class A	690,800	996,865
China International Capital Corp. Ltd., Class A	439,302	2,215,473
China International Capital Corp. Ltd., Class H(b)	4,793,600	12,353,881
China Merchants Securities Co. Ltd., Class A	1,177,868	2,846,897
CITIC Securities Co. Ltd., Class A	1,956,359	7,797,529
CITIC Securities Co. Ltd., Class H	4,159,300	14,888,105
CSC Financial Co. Ltd., Class A	674,799	2,343,665
Dongxing Securities Co. Ltd., Class A	565,211	1,148,513
East Money Information Co. Ltd., Class A	2,516,151	8,252,222
Everbright Securities Co. Ltd., Class A	654,599	1,586,160
Founder Securities Co. Ltd., Class A	1,385,200	1,549,311
GF Securities Co. Ltd., Class A	940,199	2,853,801
GF Securities Co. Ltd., Class H	2,777,400	6,099,302
Guolian Securities Co. Ltd., Class A	734,000	1,052,653
Guosen Securities Co. Ltd., Class A	1,058,533	1,936,919
Guotai Haitong Securities Co. Ltd.	2,260,043	6,232,891
Guotai Haitong Securities Co. Ltd., Class H(b)	5,102,232	10,390,359
Guoyuan Securities Co. Ltd., Class A	741,770	898,678
Hithink RoyalFlush Information Network Co. Ltd., Class A	85,487	4,134,308
Huatai Securities Co. Ltd., Class A	1,188,293	3,698,179
Huatai Securities Co. Ltd., Class H(b)(c)	3,593,200	7,684,585
Industrial Securities Co. Ltd., Class A	1,460,192	1,435,545
Orient Securities Co. Ltd./China, Class A	1,193,321	1,756,563
SDIC Capital Co. Ltd., Class A	1,104,300	1,199,654
Shenwan Hongyuan Group Co. Ltd., Class A	3,614,879	2,637,160
Sinolink Securities Co. Ltd., Class A	502,400	667,705
SooChow Securities Co. Ltd., Class A	830,135	1,122,867
Tianfeng Securities Co. Ltd., Class A(a)	1,632,900	974,971
Western Securities Co. Ltd., Class A	753,630	877,993
Zheshang Securities Co. Ltd., Class A	628,000	975,695
Zhongtai Securities Co. Ltd., Class A	1,256,000	1,172,499
		137,503,378
Chemicals — 0.9%
Ganfeng Lithium Group Co. Ltd., Class A	269,866	2,871,129
Ganfeng Lithium Group Co. Ltd., Class H(b)	1,258,000	11,026,928
Security	Shares	Value
Chemicals (continued)
Guangzhou Tinci Materials Technology Co. Ltd., Class A	330,710	$2,037,080
Hengli Petrochemical Co. Ltd., Class A	1,123,210	4,204,852
Hoshine Silicon Industry Co. Ltd., Class A	163,300	1,220,016
Huafon Chemical Co. Ltd., Class A	859,800	1,553,719
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,382,170	1,209,222
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	1,077,100	2,043,004
Kingfa Sci & Tech Co. Ltd., Class A	418,800	1,176,666
LB Group Co. Ltd., Class A	377,300	1,284,516
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,161,900	4,050,948
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	833,100	4,617,207
Rongsheng Petrochemical Co. Ltd., Class A	1,592,092	3,616,063
Satellite Chemical Co. Ltd., Class A	534,495	1,818,985
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	341,100	1,917,214
Shanghai Putailai New Energy Technology Co. Ltd., Class A	339,940	1,407,329
Sinoma Science & Technology Co. Ltd., Class A	267,500	1,970,887
Tianqi Lithium Corp., Class A(a)	226,651	1,869,013
Wanhua Chemical Group Co. Ltd., Class A	494,373	6,691,487
Yunnan Energy New Material Co. Ltd., Class A(a)	154,800	1,393,441
Yunnan Yuntianhua Co. Ltd., Class A	288,500	1,863,936
Zangge Mining Co. Ltd., Class A	253,300	3,172,120
Zhejiang Juhua Co. Ltd., Class A	422,572	2,557,606
Zhejiang Longsheng Group Co. Ltd., Class A	548,400	1,309,828
Zhejiang NHU Co. Ltd., Class A	479,299	2,199,072
		69,082,268
Commercial Services & Supplies — 0.0%
Zhejiang Weiming Environment Protection Co. Ltd., Class A	282,260	1,158,355
Communications Equipment — 0.9%
BYD Electronic International Co. Ltd.	2,083,000	8,547,004
CICT Mobile Communication Technology Co. Ltd.(a)	531,561	1,343,916
Guangzhou Haige Communications Group, Inc. Co., Class A	389,800	1,002,014
Hengtong Optic-Electric Co. Ltd., Class A	384,800	2,655,182
QuantumCTek Co. Ltd.(a)	16,132	1,590,797
Shenzhen Sunway Communication Co. Ltd., Class A	152,900	1,702,099
Suzhou TFC Optical Communication Co. Ltd., Class A	123,072	6,578,382
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(b)	971,000	18,338,437
Yealink Network Technology Corp. Ltd., Class A	192,131	1,050,769
Zhongji Innolight Co. Ltd., Class A	178,227	13,795,508
ZTE Corp., Class A	635,184	3,570,932
ZTE Corp., Class H(c)	2,006,840	6,953,357
		67,128,397
Construction & Engineering — 0.4%
China Energy Engineering Corp. Ltd., Class A	5,347,500	1,977,891
China Railway Group Ltd., Class A	3,293,698	3,023,213
China Railway Group Ltd., Class H	10,925,000	7,229,588
China State Construction Engineering Corp. Ltd., Class A	6,627,478	4,866,636
China State Construction International Holdings Ltd.	3,454,000	4,102,273
Metallurgical Corp. of China Ltd., Class A	3,014,400	1,408,882
Power Construction Corp. of China Ltd., Class A	2,831,597	2,362,817
Sichuan Road and Bridge Group Co. Ltd., Class A	1,141,840	1,654,298
		26,625,598
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A	625,591	$2,331,355
Anhui Conch Cement Co. Ltd., Class H	3,292,500	10,317,452
China Jushi Co. Ltd., Class A	625,905	2,458,355
China National Building Material Co. Ltd., Class H	9,891,522	8,576,323
		23,683,485
Consumer Staples Distribution & Retail — 0.4%
Alibaba Health Information Technology Ltd.(a)	14,952,000	10,627,613
JD Health International, Inc.(a)(b)	2,975,350	21,534,290
Yonghui Superstores Co. Ltd., Class A(a)	1,462,700	906,079
		33,067,982
Distributors — 0.0%
Zhejiang China Commodities City Group Co. Ltd., Class A	890,400	1,930,121
Diversified Consumer Services — 0.4%
New Oriental Education & Technology Group, Inc.	3,582,690	19,703,693
TAL Education Group, ADR(a)	1,103,396	11,618,760
		31,322,453
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(b)	11,732,200	16,694,046
Electrical Equipment — 1.4%
China XD Electric Co. Ltd., Class A	798,500	1,868,173
CNGR Advanced Material Co. Ltd., Class A	153,986	1,287,221
Contemporary Amperex Technology Co. Ltd., Class A	705,419	35,070,514
Contemporary Amperex Technology Co. Ltd., Class H(c)	263,000	16,619,089
Dongfang Electric Corp. Ltd., Class A	478,900	2,583,233
Eve Energy Co. Ltd., Class A	328,636	2,979,095
GEM Co. Ltd., Class A	775,000	1,117,900
Goldwind Science & Technology Co. Ltd., Class A	539,620	2,232,375
Goneo Group Co. Ltd., Class A	136,438	865,381
Gotion High-tech Co. Ltd., Class A	289,592	1,595,649
Jiangsu Zhongtian Technology Co. Ltd., Class A	536,900	2,273,044
JL Mag Rare-Earth Co. Ltd., Class A	183,700	1,100,346
NARI Technology Co. Ltd., Class A	1,264,288	5,028,111
Ningbo Deye Technology Co. Ltd., Class A	141,927	2,159,262
Ningbo Orient Wires & Cables Co. Ltd., Class A	113,931	982,238
Ningbo Sanxing Medical Electric Co. Ltd., Class A	224,000	859,165
Shanghai Electric Group Co. Ltd., Class A(a)	2,073,701	2,745,044
Shenzhen Megmeet Electrical Co. Ltd.	54,900	995,249
Sungrow Power Supply Co. Ltd., Class A	331,420	6,958,260
Sunwoda Electronic Co. Ltd., Class A	314,008	1,190,837
TBEA Co. Ltd., Class A	808,234	3,571,085
Wolong Electric Group Co. Ltd., Class A	251,900	1,642,057
Zhejiang Chint Electrics Co. Ltd., Class A	337,621	1,624,017
Zhejiang Huayou Cobalt Co. Ltd., Class A	301,806	3,450,988
		100,798,333
Electronic Equipment, Instruments & Components — 1.6%
AAC Technologies Holdings, Inc.	2,068,000	9,829,986
Accelink Technologies Co. Ltd., Class A	136,800	1,507,873
Avary Holding Shenzhen Co. Ltd., Class A	366,500	3,142,035
BOE Technology Group Co. Ltd., Class A	5,890,100	3,842,004
Chaozhou Three-Circle Group Co. Ltd., Class A	301,977	2,775,147
China Railway Signal & Communication Corp. Ltd., Class A	1,031,800	860,063
Eoptolink Technology, Inc. Ltd., Class A	157,180	8,205,255
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	2,022,976	768,884
Foxconn Industrial Internet Co. Ltd., Class A	2,112,706	17,067,554
GoerTek, Inc., Class A	538,800	2,126,952
Hgtech Co. Ltd., Class A	154,900	2,022,642
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Lens Technology Co. Ltd., Class A	798,642	$4,083,160
Lingyi iTech Guangdong Co., Class A	1,138,113	2,544,858
Luxshare Precision Industry Co. Ltd., Class A	1,156,241	8,431,156
Maxscend Microelectronics Co. Ltd., Class A	87,812	1,025,286
OFILM Group Co. Ltd., Class A(a)	518,800	741,953
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	48,088	1,061,776
Shannon Semiconductor Technology Co. Ltd.	73,300	1,580,463
Shengyi Electronics Co. Ltd., Class A	113,236	1,418,227
Shengyi Technology Co. Ltd., Class A	393,000	3,953,976
Shennan Circuits Co. Ltd., Class A	105,551	4,383,260
Shenzhen Everwin Precision Technology Co. Ltd., Class A	219,000	1,232,122
Shenzhen Kinwong Electronic Co. Ltd., Class A	148,300	1,431,752
Sunny Optical Technology Group Co. Ltd.	1,887,600	13,958,627
SUPCON Technology Co. Ltd., Class A	122,385	1,429,484
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	292,400	3,624,869
TCL Technology Group Corp., Class A	3,267,360	2,362,738
Unisplendour Corp. Ltd., Class A	444,227	1,676,760
Universal Scientific Industrial Shanghai Co. Ltd., Class A	5,500	38,056
Victory Giant Technology Huizhou Co. Ltd., Class A	137,600	6,100,058
Wingtech Technology Co. Ltd., Class A(a)	206,700	1,009,270
Wuhan Guide Infrared Co. Ltd., Class A(a)	663,764	1,503,024
WUS Printed Circuit Kunshan Co. Ltd., Class A	304,718	3,701,176
Zhejiang Dahua Technology Co. Ltd., Class A	530,600	1,487,401
		120,927,847
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,740,000	6,120,917
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	161,192	2,755,196
		8,876,113
Entertainment — 2.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	364,500	1,299,490
Beijing Enlight Media Co. Ltd., Class A	460,700	1,316,994
China Ruyi Holdings Ltd.(a)(c)	30,904,000	8,022,210
Giant Network Group Co. Ltd., Class A	302,500	1,633,706
Kingnet Network Co. Ltd., Class A	364,500	1,202,886
Kingsoft Corp. Ltd.	2,777,400	9,224,060
Mango Excellent Media Co. Ltd., Class A	314,080	1,118,980
NetEase Cloud Music, Inc.(a)(b)(c)	231,850	4,571,594
NetEase, Inc.	4,610,060	103,842,428
Tencent Music Entertainment Group, ADR	1,517,409	22,154,171
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,166,000	3,123,895
		157,510,414
Financial Services — 0.1%
Far East Horizon Ltd.	6,153,000	6,080,552
Food Products — 0.8%
Angel Yeast Co. Ltd., Class A	137,211	879,316
China Feihe Ltd.(b)(c)	9,538,000	4,626,218
China Mengniu Dairy Co. Ltd.	8,215,000	16,928,147
Foshan Haitian Flavouring & Food Co. Ltd., Class A	734,485	3,845,781
Guangdong Haid Group Co. Ltd., Class A	260,197	2,078,663
Henan Shuanghui Investment & Development Co. Ltd., Class A	547,690	2,097,048
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	991,623	3,766,951
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Muyuan Foods Co. Ltd., Class A	866,968	$5,925,364
New Hope Liuhe Co. Ltd., Class A	746,399	947,247
Tingyi Cayman Islands Holding Corp.	5,188,000	8,663,698
Want Want China Holdings Ltd.	12,451,000	7,798,387
Wens Foodstuff Group Co. Ltd., Class A	1,022,923	2,382,549
		59,939,369
Gas Utilities — 0.7%
Beijing Enterprises Holdings Ltd.	1,344,500	6,046,786
China Gas Holdings Ltd.	7,315,000	7,567,914
China Resources Gas Group Ltd.	2,456,400	6,581,903
ENN Energy Holdings Ltd.	2,097,700	18,404,096
ENN Natural Gas Co. Ltd., Class A	403,296	1,198,190
Kunlun Energy Co. Ltd.	10,318,000	11,060,333
		50,859,222
Ground Transportation — 0.0%
Daqin Railway Co. Ltd., Class A	3,194,200	2,374,115
Health Care Equipment & Supplies — 0.2%
APT Medical, Inc., Class A	23,514	843,931
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	163,000	919,290
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,656,400	4,331,030
Shanghai United Imaging Healthcare Co. Ltd., Class A	131,225	2,494,579
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	197,839	5,355,483
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	139,568	1,065,091
		15,009,404
Health Care Providers & Services — 0.2%
Aier Eye Hospital Group Co. Ltd., Class A	1,496,610	2,309,374
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	215,995	795,196
Huadong Medicine Co. Ltd., Class A	272,880	1,428,088
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	440,597	1,103,372
Sinopharm Group Co. Ltd., Class H	3,532,800	9,524,571
		15,160,601
Hotels, Restaurants & Leisure — 4.3%
H World Group Ltd., ADR	529,142	28,996,982
Haidilao International Holding Ltd.(b)(c)	4,372,000	9,813,916
Meituan, Class B(a)(b)	13,179,840	135,712,767
Tongcheng Travel Holdings Ltd.	3,418,000	9,004,197
Trip.com Group Ltd.	1,639,434	85,083,534
Yum China Holdings, Inc.	942,719	52,154,416
		320,765,812
Household Durables — 0.7%
Beijing Roborock Technology Co. Ltd., Class A	42,784	890,804
Ecovacs Robotics Co. Ltd., Class A	95,700	965,335
Gree Electric Appliances, Inc. of Zhuhai, Class A	438,819	2,393,689
Haier Smart Home Co. Ltd., Class A	979,146	3,662,442
Haier Smart Home Co. Ltd., Class A	6,443,200	21,879,215
Midea Group Co. Ltd., Class A	583,000	6,675,770
Midea Group Co. Ltd., Class H	1,074,900	12,442,226
Sichuan Changhong Electric Co. Ltd., Class A	716,000	1,077,205
		49,986,686
Independent Power and Renewable Electricity Producers — 1.1%
CGN Power Co. Ltd., Class H(b)	28,393,000	11,394,810
China Longyuan Power Group Corp. Ltd., Class H	6,531,000	6,309,078
China National Nuclear Power Co. Ltd., Class A	3,235,876	4,018,532
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
China Power International Development Ltd.	9,881,000	$4,138,702
China Resources Power Holdings Co. Ltd.(c)	5,454,599	13,003,949
China Three Gorges Renewables Group Co. Ltd., Class A	4,584,726	2,779,460
China Yangtze Power Co. Ltd., Class A	3,924,741	14,893,246
Datang International Power Generation Co. Ltd., Class A	1,972,100	1,147,162
GD Power Development Co. Ltd., Class A	2,890,300	2,068,457
Huadian Power International Corp. Ltd., Class A	1,507,200	1,119,928
Huaneng Power International, Inc., Class A	1,469,052	1,550,138
Huaneng Power International, Inc., Class H	11,058,000	8,513,757
SDIC Power Holdings Co. Ltd., Class A	1,245,200	2,404,462
Shanghai Electric Power Co. Ltd., Class A	457,500	1,457,017
Shenergy Co. Ltd., Class A	785,938	980,515
Sichuan Chuantou Energy Co. Ltd., Class A	790,662	1,663,535
Wintime Energy Group Co. Ltd., Class A(a)	2,968,000	790,418
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,911,176	1,484,625
		79,717,791
Industrial Conglomerates — 0.2%
CITIC Ltd.	10,801,000	17,218,084
Insurance — 5.1%
China Life Insurance Co. Ltd., Class A	429,905	2,783,813
China Life Insurance Co. Ltd., Class H	19,692,000	78,996,849
China Pacific Insurance Group Co. Ltd., Class A	1,080,947	6,421,473
China Pacific Insurance Group Co. Ltd., Class H	6,985,200	31,970,974
China Taiping Insurance Holdings Co. Ltd.	3,808,324	11,089,566
New China Life Insurance Co. Ltd., Class A	320,676	3,527,507
New China Life Insurance Co. Ltd., Class H	2,471,800	17,394,577
People's Insurance Co. Group of China Ltd. (The), Class A	1,536,600	1,917,490
People's Insurance Co. Group of China Ltd. (The), Class H	23,048,000	18,827,365
PICC Property & Casualty Co. Ltd., Class H	18,244,462	37,644,609
Ping An Insurance Group Co. of China Ltd., Class A	1,707,143	15,679,316
Ping An Insurance Group Co. of China Ltd., Class H	17,720,000	153,289,320
		379,542,859
Interactive Media & Services — 17.3%
Baidu, Inc., Class A(a)	5,890,706	91,502,314
Bilibili, Inc., Class Z(a)	663,845	18,530,998
Kuaishou Technology(b)	6,764,400	53,638,528
Kunlun Tech Co. Ltd., Class A(a)	192,300	1,708,384
Meitu, Inc.(b)	9,707,500	6,992,301
Tencent Holdings Ltd.	16,895,500	1,111,619,591
		1,283,992,116
IT Services — 0.3%
GDS Holdings Ltd., Class A(a)	2,981,200	15,443,906
Isoftstone Information Technology Group Co. Ltd., Class A	170,200	1,228,015
Range Intelligent Computing Technology Group Co. Ltd., Class A	214,000	3,212,193
		19,884,114
Life Sciences Tools & Services — 1.2%
Genscript Biotech Corp.(a)	3,208,000	4,888,754
Hangzhou Tigermed Consulting Co. Ltd., Class A	63,337	550,279
Pharmaron Beijing Co. Ltd., Class A	233,225	1,005,178
WuXi AppTec Co. Ltd., Class A	390,239	5,574,849
WuXi AppTec Co. Ltd., Class H(b)	1,013,981	15,388,429
Wuxi Biologics Cayman, Inc.(a)(b)	9,283,000	47,661,027
WuXi XDC Cayman, Inc.(a)	995,500	8,042,292
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
XtalPi Holdings Ltd.(a)	4,536,000	$5,982,391
		89,093,199
Machinery — 1.4%
China CSSC Holdings Ltd., Class A	1,201,600	6,607,643
CRRC Corp. Ltd., Class A	3,915,547	3,585,644
CRRC Corp. Ltd., Class H	11,583,000	8,576,048
Haitian International Holdings Ltd.	1,718,000	5,551,777
Jiangsu Hengli Hydraulic Co. Ltd., Class A	210,144	3,456,217
RoboTechnik Intelligent Technology Co. Ltd.	26,700	1,604,091
Sany Heavy Industry Co. Ltd., Class A	1,328,693	4,477,776
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	128,300	1,801,521
Shenzhen Envicool Technology Co. Ltd., Class A	150,800	2,373,727
Shenzhen Inovance Technology Co. Ltd., Class A	213,030	2,260,384
Sinotruk Hong Kong Ltd.	1,830,500	9,636,256
UBTech Robotics Corp. Ltd., Class H(a)	570,850	8,817,368
Weichai Power Co. Ltd., Class A	1,006,568	4,080,860
Weichai Power Co. Ltd., Class H	5,195,000	21,617,994
XCMG Construction Machinery Co. Ltd., Class A	1,884,916	3,365,173
Yutong Bus Co. Ltd., Class A	344,951	1,492,759
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	289,500	2,152,446
Zhuzhou CRRC Times Electric Co. Ltd., Class A	69,483	600,557
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,260,600	7,136,943
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,131,416	1,645,653
		100,840,837
Marine Transportation — 0.3%
Cosco Shipping Holdings Co. Ltd., Class A	1,993,850	4,359,056
Cosco Shipping Holdings Co. Ltd., Class H	6,848,600	13,289,945
Orient Overseas International Ltd.(c)	353,000	6,741,711
		24,390,712
Media — 0.1%
Bluefocus Intelligent Communications Group Co. Ltd.(a)	570,200	1,532,364
China Literature Ltd.(a)(b)	1,090,600	4,393,858
Focus Media Information Technology Co. Ltd., Class A	2,341,538	2,410,320
Leo Group Co. Ltd., Class A	1,065,400	1,487,431
		9,823,973
Metals & Mining — 5.0%
Aluminum Corp. of China Ltd., Class A	2,064,400	4,124,148
Aluminum Corp. of China Ltd., Class H	9,936,000	17,917,077
Baiyin Nonferrous Group Co. Ltd., Class A	1,162,500	1,821,030
Baoshan Iron & Steel Co. Ltd., Class A	3,494,149	3,666,536
Chengtun Mining Group Co. Ltd., Class A	466,500	1,146,138
Chifeng Jilong Gold Mining Co. Ltd., Class A	277,100	1,620,980
China Gold International Resources Corp. Ltd.	635,400	16,635,181
China Hongqiao Group Ltd.	7,555,500	34,078,917
China Nonferrous Mining Corp Ltd.	3,622,000	6,923,086
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	591,200	5,376,561
China Rare Earth Resources And Technology Co. Ltd., Class A(a)	186,150	1,763,329
Citic Pacific Special Steel Group Co. Ltd., Class A	502,400	1,319,538
CMOC Group Ltd., Class A	2,733,000	9,542,185
CMOC Group Ltd., Class H	9,921,000	30,521,325
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	486,000	2,656,964
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	353,700	1,671,390
Security	Shares	Value
Metals & Mining (continued)
Hunan Valin Steel Co. Ltd., Class A	1,109,500	$1,083,992
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	7,447,092	3,516,470
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	281,400	2,265,560
Jiangxi Copper Co. Ltd., Class A	318,800	2,694,998
Jiangxi Copper Co. Ltd., Class H	2,763,000	16,027,935
Jinduicheng Molybdenum Co. Ltd., Class A	511,400	1,827,451
MMG Ltd.(a)(c)	11,243,200	15,436,650
Shandong Gold Mining Co. Ltd., Class A	560,591	3,883,810
Shandong Gold Mining Co. Ltd., Class H(b)(c)	2,499,500	13,186,679
Shandong Hongqiao Aluminum Industry Holding Co. Ltd.(a)	433,100	1,840,428
Shandong Nanshan Aluminum Co. Ltd., Class A	1,876,500	1,934,011
Shanjin International Gold Co. Ltd., Class A	434,721	1,971,113
Sinomine Resource Group Co. Ltd., Class A	111,500	1,479,077
Tianshan Aluminum Group Co. Ltd., Class A	747,200	1,922,224
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,050,300	2,367,760
Western Mining Co. Ltd., Class A	371,400	1,873,817
Western Superconducting Technologies Co. Ltd., Class A	108,671	1,427,570
Xiamen Tungsten Co. Ltd., Class A	253,700	2,593,374
Yunnan Aluminium Co. Ltd., Class A	553,248	2,510,874
Zhaojin Mining Industry Co. Ltd., Class H	4,556,000	20,082,907
Zhongjin Gold Corp. Ltd., Class A	758,000	3,532,783
Zijin Gold International Co. Ltd.(a)	557,700	16,454,549
Zijin Mining Group Co. Ltd., Class A	3,135,600	18,091,921
Zijin Mining Group Co. Ltd., Class H	16,006,000	91,616,090
		370,406,428
Oil, Gas & Consumable Fuels — 3.0%
China Coal Energy Co. Ltd., Class H	4,884,000	8,110,808
China Merchants Energy Shipping Co. Ltd., Class A	1,289,100	3,051,369
China Petroleum & Chemical Corp., Class A	5,101,388	4,805,910
China Petroleum & Chemical Corp., Class H	59,797,000	41,610,859
China Shenhua Energy Co. Ltd., Class A	1,033,552	6,363,076
China Shenhua Energy Co. Ltd., Class H	8,940,500	51,260,259
Cosco Shipping Energy Transportation Co. Ltd., Class A	681,100	2,043,047
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	351,800	1,573,664
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,427,100	4,938,773
PetroChina Co. Ltd., Class A	3,452,992	5,473,116
PetroChina Co. Ltd., Class H	55,776,000	67,933,563
Shaanxi Coal Industry Co. Ltd., Class A	1,532,289	5,289,862
Shanxi Coking Coal Energy Group Co. Ltd., Class A	994,330	1,063,081
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	502,400	1,090,351
Yankuang Energy Group Co. Ltd., Class A	934,065	2,412,422
Yankuang Energy Group Co. Ltd., Class H	8,613,500	15,394,064
		222,414,224
Paper & Forest Products — 0.0%
Shandong Sun Paper Industry JSC Ltd., Class A	439,600	1,105,014
Passenger Airlines — 0.1%
Air China Ltd., Class A(a)	2,064,514	2,531,940
China Eastern Airlines Corp. Ltd., Class A(a)	2,745,696	2,293,855
China Southern Airlines Co. Ltd., Class A(a)	1,802,034	1,929,103
Hainan Airlines Holding Co. Ltd., Class A(a)	6,916,822	1,711,872
Spring Airlines Co. Ltd., Class A	160,400	1,286,394
		9,753,164
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products — 0.1%
Giant Biogene Holding Co. Ltd.(b)(c)	992,400	$4,040,406
Hengan International Group Co. Ltd.	1,638,500	6,095,722
		10,136,128
Pharmaceuticals — 1.2%
Beijing Tong Ren Tang Co. Ltd., Class A	214,188	960,605
Changchun High-Tech Industry Group Co. Ltd., Class A	71,196	992,498
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	266,735	1,122,884
CSPC Innovation Pharmaceutical Co. Ltd., Class A	224,189	1,078,725
CSPC Pharmaceutical Group Ltd.	21,340,400	26,863,451
Haisco Pharmaceutical Group Co. Ltd., Class A	156,000	1,061,225
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,006,000	17,834,639
Hebei Changshan Biochemical Pharmaceutical Co. Ltd.(a)	143,900	978,268
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,011,480	8,315,327
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	75,036	1,013,922
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	339,684	1,308,942
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	173,331	1,240,704
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	270,565	1,203,000
Sino Biopharmaceutical Ltd.	27,320,000	21,067,340
Yunnan Baiyao Group Co. Ltd., Class A	278,662	2,276,830
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	94,309	2,243,891
		89,562,251
Professional Services — 0.2%
Kanzhun Ltd., ADR	991,006	15,935,376
Real Estate Management & Development — 1.5%
C&D International Investment Group Ltd.	2,360,000	4,563,458
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,446,370	2,087,478
China Overseas Land & Investment Ltd.(c)	10,163,500	18,567,271
China Resources Land Ltd.	8,499,165	34,350,826
China Resources Mixc Lifestyle Services Ltd.(b)	1,817,000	11,015,295
China Vanke Co. Ltd., Class A(a)	1,571,328	1,108,011
Hainan Airport Infrastructure Co. Ltd., Class A	1,832,600	1,134,376
KE Holdings, Inc., Class A	5,410,358	29,808,390
Longfor Group Holdings Ltd.(b)(c)	5,625,500	7,122,452
Poly Developments and Holdings Group Co. Ltd., Class A	1,885,075	1,867,087
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	251,200	1,509,573
		113,134,217
Semiconductors & Semiconductor Equipment — 2.1%
ACM Research Shanghai, Inc., Class A	36,699	918,817
Advanced Micro-Fabrication Equipment, Inc./China, Class A	102,947	5,281,638
Amlogic Shanghai Co. Ltd., Class A(a)	70,916	979,181
Anji Microelectronics Technology Shanghai Co. Ltd.	25,273	987,441
Bestechnic Shanghai Co. Ltd., Class A	28,003	842,903
Biwin Storage Technology Co. Ltd.(a)	72,917	1,756,805
Cambricon Technologies Corp. Ltd., Class A(a)	66,544	11,398,643
China Resources Microelectronics Ltd., Class A	209,239	1,737,879
CSI Solar Co. Ltd., Class A	588,104	1,245,128
Dosilicon Co. Ltd.(a)	69,000	1,407,385
GalaxyCore, Inc., Class A	341,562	838,799
GCL Technology Holdings Ltd.(a)	65,495,000	10,014,145
GigaDevice Semiconductor, Inc., Class A	105,987	4,618,266
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Guobo Electronics Co. Ltd.	60,711	$1,086,960
Hangzhou Chang Chuan Technology Co. Ltd., Class A	97,600	2,051,837
Hangzhou First Applied Material Co. Ltd., Class A	435,830	1,149,235
Hangzhou Silan Microelectronics Co. Ltd., Class A	270,000	1,265,475
Hua Hong Semiconductor Ltd.(a)(b)	1,939,000	23,888,311
Hua Hong Semiconductor Ltd., Class A(a)	61,247	1,129,089
Hwatsing Technology Co. Ltd., Class A	56,259	1,585,847
Hygon Information Technology Co. Ltd., Class A	369,077	13,999,206
Ingenic Semiconductor Co. Ltd., Class A	81,800	1,584,106
JA Solar Technology Co. Ltd., Class A(a)	565,996	996,156
JCET Group Co. Ltd., Class A	275,800	1,930,341
Jinko Solar Co. Ltd., Class A(a)	1,634,898	1,793,957
LONGi Green Energy Technology Co. Ltd., Class A(a)	1,213,001	3,234,999
Loongson Technology Corp. Ltd., Class A(a)	62,090	1,435,140
Montage Technology Co. Ltd., Class A	187,601	4,458,686
National Silicon Industry Group Co. Ltd., Class A(a)	510,653	1,612,699
NAURA Technology Group Co. Ltd., Class A	114,405	7,854,529
Nexchip Semiconductor Corp., Class A	320,201	1,656,643
OmniVision Integrated Circuits Group, Inc.	191,745	3,429,565
Piotech, Inc., Class A	44,943	2,414,563
Rockchip Electronics Co. Ltd., Class A	68,400	1,787,920
Sanan Optoelectronics Co. Ltd., Class A	816,500	1,983,441
SG Micro Corp., Class A	102,369	1,026,473
Shenzhen Goodix Technology Co. Ltd., Class A	76,000	865,313
Shenzhen Techwinsemi Technology Co. Ltd.	35,700	1,326,310
Skyverse Technology Co. Ltd.(a)	54,600	1,565,917
Suzhou Maxwell Technologies Co. Ltd., Class A	44,300	1,882,735
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	690,872	1,037,210
Tianshui Huatian Technology Co. Ltd., Class A	503,529	1,111,533
TongFu Microelectronics Co. Ltd., Class A	233,296	1,762,389
Tongwei Co. Ltd., Class A(a)	721,599	1,894,802
Trina Solar Co. Ltd., Class A(a)	371,923	1,034,391
Unigroup Guoxin Microelectronics Co. Ltd., Class A	136,893	1,587,899
United Nova Technology Co. Ltd., Class A(a)	1,335,760	1,511,368
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	83,738	3,380,561
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	344,809	1,200,616
Xinyi Solar Holdings Ltd.	11,884,000	5,235,881
Yuanjie Semiconductor Technology Co. Ltd.	13,335	1,490,809
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	204,793	1,660,958
		153,930,900
Software — 1.0%
360 Security Technology, Inc., Class A	1,078,648	1,948,992
Beijing Kingsoft Office Software, Inc., Class A	76,532	3,361,092
China National Software & Service Co. Ltd., Class A(a)	160,035	1,038,620
Empyrean Technology Co. Ltd., Class A	76,700	1,126,908
Geovis Technology Co. Ltd.	128,563	1,270,038
Horizon Robotics(a)(c)	13,269,600	13,919,299
Hundsun Technologies, Inc., Class A	319,401	1,396,169
Iflytek Co. Ltd., Class A	377,362	3,061,072
Jiangsu Hoperun Software Co. Ltd., Class A	129,300	977,248
Kingdee International Software Group Co. Ltd.(a)	8,016,000	10,286,056
Pony AI, Inc.(a)	501,300	7,490,511
Sangfor Technologies, Inc., Class A	66,900	1,280,835
SenseTime Group, Inc., Class B(a)(b)	73,687,000	24,057,674
Shanghai Baosight Software Co. Ltd., Class A	343,490	1,209,060
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Shanghai Stonehill Technology Co.Ltd., Class A(a)	903,000	$1,454,118
		73,877,692
Specialty Retail — 0.7%
China Tourism Group Duty Free Corp. Ltd., Class A	308,224	3,619,112
Chow Tai Fook Jewellery Group Ltd.(c)	5,235,400	8,745,068
Pop Mart International Group Ltd.(b)	1,421,400	41,821,769
		54,185,949
Technology Hardware, Storage & Peripherals — 3.3%
Anker Innovations Technology Co. Ltd., Class A	86,030	1,210,665
China Greatwall Technology Group Co. Ltd., Class A(a)	519,800	1,255,267
Founder Technology Group Corp.(a)	662,500	1,091,770
Huaqin Technology Co. Ltd., Class A	137,800	1,844,616
IEIT Systems Co. Ltd., Class A	227,816	2,114,122
Lenovo Group Ltd.	21,356,000	26,360,184
Sharetronic Data Technology Co. Ltd., Class A	54,600	2,115,312
Shenzhen Longsys Electronics Co. Ltd., Class A(a)	55,800	2,364,552
Shenzhen Transsion Holdings Co. Ltd., Class A	179,801	1,511,636
Xiaomi Corp., Class B(a)(b)	45,582,200	201,605,991
		241,474,115
Textiles, Apparel & Luxury Goods — 1.2%
ANTA Sports Products Ltd.	3,329,600	36,029,336
Bosideng International Holdings Ltd.	12,290,000	7,618,693
Laopu Gold Co. Ltd., Class H(c)	74,800	6,877,949
Li Ning Co. Ltd.	6,157,500	17,643,101
Shenzhou International Group Holdings Ltd.	2,189,900	17,611,304
		85,780,383
Tobacco — 0.1%
Smoore International Holdings Ltd.(b)(c)	4,906,000	7,414,385
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	557,100	6,186,967
Transportation Infrastructure — 0.3%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,847,700	5,657,626
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	942,000	1,330,202
China Merchants Port Holdings Co. Ltd.	3,368,000	7,525,199
Jiangsu Expressway Co. Ltd., Class H	3,224,000	4,195,148
Shanghai International Airport Co. Ltd., Class A	209,499	930,869
		19,639,044
Water Utilities — 0.1%
Guangdong Investment Ltd.	7,748,000	7,547,101
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
China United Network Communications Ltd., Class A	4,912,627	$3,520,002
Total Common Stocks — 99.7% (Cost: $6,882,409,614)		7,413,156,247
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(d)	72,782	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $6,882,409,614)		7,413,156,247
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	79,176,246	79,215,835
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	3,730,000	3,730,000
Total Short-Term Securities — 1.1% (Cost: $82,945,835)		82,945,835
Total Investments — 100.8% (Cost: $6,965,355,449)		7,496,102,082
Liabilities in Excess of Other Assets — (0.8)%		(60,714,840)
Net Assets — 100.0%		$7,435,387,242

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$95,407,959	$—	$(16,192,202)(a)	$78	$—	$79,215,835	79,176,246	$1,169,081 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,730,000 (a)	—	—	—	3,730,000	3,730,000	82,901	—
				$78	$—	$82,945,835		$1,251,982	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	499	03/20/26	$16,252	$(721,287)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$721,287	$—	$—	$—	$721,287

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,207,007	$—	$—	$—	$1,207,007
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,508,514)	$—	$—	$—	$(2,508,514)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$19,085,700
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$537,702,156	$6,875,454,091	$—	$7,413,156,247
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	82,945,835	—	—	82,945,835
	$620,647,991	$6,875,454,091	$—	$7,496,102,082
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(721,287)	$—	$(721,287)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Cirrus Aircraft Ltd.	37,800	$299,808
Air Freight & Logistics — 0.2%
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)(c)	129,600	216,652
Automobile Components — 3.5%
Minth Group Ltd.	386,800	2,162,122
Nexteer Automotive Group Ltd.	432,000	411,585
Tianneng Power International Ltd.	348,000	331,270
Weifu High-Technology Group Co. Ltd., Class B	70,200	134,163
WeRide, Inc., Class A(b)	144,000	326,168
		3,365,308
Automobiles — 1.1%
BAIC Motor Corp. Ltd., Class H(a)(b)(c)	918,068	213,033
Brilliance China Automotive Holdings Ltd.	1,512,000	803,861
		1,016,894
Banks — 0.3%
Bank of Zhengzhou Co. Ltd., Class H(a)(c)	648,000	92,768
China Bohai Bank Co. Ltd., Class H(a)(b)	1,485,000	172,732
		265,500
Beverages — 0.7%
China Foods Ltd.	432,000	222,533
China Huiyuan Juice Group Ltd., NVS(d)	81,000	—
China Resources Beverage Holdings Co. Ltd.	236,800	303,864
Yantai Changyu Pioneer Wine Co. Ltd., Class B	102,600	101,998
		628,395
Biotechnology — 7.7%
Abbisko Cayman Ltd.(b)	251,000	406,756
Alphamab Oncology(a)(b)	270,000	300,780
Ascentage Pharma Group International(a)(b)	140,400	840,221
Ascletis Pharma, Inc.(a)(b)	137,000	276,229
Biocytogen Pharmaceuticals Beijing Co. Ltd.(b)	27,500	183,839
CanSino Biologics, Inc., Class H(a)(b)	43,200	195,251
CARsgen Therapeutics Holdings Ltd.(a)(b)	189,000	341,969
CStone Pharmaceuticals(a)(b)(c)	540,000	460,131
CTEG, NVS(d)	600,000	1
Duality Biotherapeutics, Inc.(b)(c)	13,400	540,185
Everest Medicines Ltd.(a)(b)(c)	132,386	641,037
GenFleet Therapeutics Shanghai, Inc.(b)	33,200	116,277
InnoCare Pharma Ltd., Class H(a)(b)	436,000	673,531
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)(c)	194,400	153,707
Keymed Biosciences, Inc.(a)(b)	103,500	685,505
Lepu Biopharma Co. Ltd., Class H(a)(b)	432,000	249,504
Nanjing Leads Biolabs Co. Ltd., Class H(b)(c)	16,200	129,396
Shandong BoAn Biotechnology Co. Ltd., Class H(b)(c)	97,200	92,063
Shanghai Henlius Biotech, Inc., Class H(a)(b)	31,300	267,882
Zai Lab Ltd.(b)(c)	507,600	963,525
		7,517,789
Building Products — 0.4%
China Lesso Group Holdings Ltd., Class L	486,000	424,114
Capital Markets — 1.7%
Central China Securities Co. Ltd., Class H	486,000	129,580
China Everbright Ltd.(c)	494,000	554,512
JF SmartInvest Holdings Ltd.	57,700	262,690
Noah Holdings Ltd., ADR	20,250	239,355
Up Fintech Holding Ltd., ADR(b)	55,998	437,904
		1,624,041
Security	Shares	Value
Chemicals — 4.0%
China BlueChemical Ltd., Class H	756,000	$281,742
China Risun Group Ltd.(c)	540,000	174,630
China XLX Fertiliser Ltd.	324,000	489,888
Dongyue Group Ltd.	648,000	1,159,647
Fufeng Group Ltd.	628,600	652,856
Global New Material International Holdings Ltd.(b)(c)	389,000	418,700
Huabao International Holdings Ltd.	378,000	218,874
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	183,693	137,490
Sinofert Holdings Ltd.	1,628,000	386,470
Untrade.Lumena Newmat, NVS(d)	21,700	—
		3,920,297
Commercial Services & Supplies — 1.7%
Binjiang Service Group Co. Ltd.	47,359	136,638
China Everbright Environment Group Ltd.	1,836,000	1,201,546
Dynagreen Environmental Protection Group Co. Ltd., Class H	162,000	114,961
Tuhu Car, Inc.(a)(b)	91,800	168,853
Untrade Hongjiu Fruit, NVS(d)	211,280	18,796
		1,640,794
Communications Equipment — 0.2%
CIG Shanghai Co. Ltd.(b)	22,800	195,260
Construction & Engineering — 3.0%
China Communications Services Corp. Ltd., Class H	1,180,000	669,854
China Conch Venture Holdings Ltd.	729,000	1,236,102
Greentown Management Holdings Co. Ltd.(a)(c)	270,000	97,409
Sinopec Engineering Group Co. Ltd., Class H	702,000	709,765
Xinte Energy Co. Ltd., Class H(b)	194,400	177,063
		2,890,193
Construction Materials — 0.9%
BBMG Corp., Class H	1,242,000	134,768
China Resources Building Materials Technology Holdings Ltd.	1,188,000	284,880
CSG Holding Co. Ltd., Class B	572,447	125,853
MH Development NPV, NVS(d)	112,000	—
West China Cement Ltd.(c)	950,000	366,050
		911,551
Consumer Finance — 1.6%
FinVolution Group, ADR	45,468	255,530
Lufax Holding Ltd., ADR(b)	131,382	341,593
Qfin Holdings, Inc.	48,193	701,690
Yixin Group Ltd.(a)(c)	837,000	294,668
		1,593,481
Consumer Staples Distribution & Retail — 1.9%
East Buy Holding Ltd.(a)(b)	216,000	701,120
Guoquan Food Shanghai Co. Ltd., Class H	324,000	169,116
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	432,000	725,559
Sun Art Retail Group Ltd.(c)	1,215,000	254,627
		1,850,422
Distributors — 0.6%
China Tobacco International HK Co. Ltd.	108,000	597,397
Diversified Consumer Services — 1.2%
Beauty Farm Medical And Health Industry, Inc.	39,000	131,306
China East Education Holdings Ltd.(a)	270,000	223,998
China Education Group Holdings Ltd.	594,000	219,040
Fenbi Ltd.(b)(c)	675,000	129,876
Fu Shou Yuan International Group Ltd.	702,000	237,565
Tianli International Holdings Ltd.(c)	648,000	207,071
		1,148,856
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.1%
Yuexiu REIT	1,242,000	$136,529
Electrical Equipment — 1.6%
C Fiber Optic, NVS(d)	181,600	—
Harbin Electric Co. Ltd., Class H	338,000	1,212,986
REPT BATTERO Energy Co. Ltd., Class H(b)(c)	162,000	295,326
Trony Solar Holdings Co. Ltd., NVS(d)	216,000	1
		1,508,313
Electronic Equipment, Instruments & Components — 5.6%
Anxin-China Holdings Ltd., NVS(d)	672,000	1
FIH Mobile Ltd.(b)(c)	162,000	456,600
Ingdan, Inc.(a)(b)	284,000	113,989
Kingboard Holdings Ltd.	305,500	1,577,578
Kingboard Laminates Holdings Ltd.	486,000	1,466,872
Q Technology Group Co. Ltd.	270,000	305,358
RoboSense Technology Co. Ltd.(b)(c)	129,600	595,478
Wasion Holdings Ltd.	248,000	878,959
		5,394,835
Energy Equipment & Services — 0.2%
Dalipal Holdings Ltd.(b)(c)	216,000	164,000
Entertainment — 3.0%
Damai Entertainment Holdings Ltd.(b)	5,940,000	619,255
iQIYI, Inc., ADR(b)(c)	240,624	384,999
Maoyan Entertainment(a)(c)	194,400	158,194
NetDragon Websoft Holdings Ltd.	135,000	155,375
SMI Holdings Group Ltd., NVS(d)	267,200	—
Tanwan, Inc.(b)	103,800	234,561
XD, Inc.(c)	148,800	1,400,148
		2,952,532
Financial Services — 0.7%
CSSC Hong Kong Shipping Co. Ltd.(c)	756,000	243,138
Lianlian DigiTech Co. Ltd., Class H(b)(c)	108,000	102,155
SY Holdings Group Ltd.(c)	270,000	366,446
		711,739
Food Products — 1.8%
Anjoy Foods Group Co. Ltd.	15,800	162,771
China Modern Dairy Holdings Ltd.	1,188,000	215,159
China Youran Dairy Group Ltd.(a)(b)	702,000	452,721
COFCO Joycome Foods Ltd.(b)	1,350,000	267,052
Star Plus Legend Holdings Ltd., Class H(b)(c)	135,000	106,987
Yihai International Holding Ltd.(c)	270,820	563,638
		1,768,328
Gas Utilities — 0.4%
Towngas Smart Energy Co. Ltd.	540,000	267,723
Zhongyu Energy Holdings Ltd.(c)	378,000	125,423
		393,146
Ground Transportation — 0.2%
Guangshen Railway Co. Ltd.	756,000	211,446
Health Care Equipment & Supplies — 3.6%
AK Medical Holdings Ltd.(a)(c)	254,000	208,726
Angelalign Technology, Inc.(a)	32,400	311,605
Lifetech Scientific Corp. (b)	1,620,000	339,243
MicroPort NeuroScientific Corp.(c)	184,000	266,089
Microport Scientific Corp.(b)	475,200	664,104
Shanghai Conant Optical Co. Ltd., Class H	97,200	766,166
Shanghai MicroPort MedBot Group Co. Ltd., Class H(b)	189,000	672,499
Untrade Hosa International Ltd., NVS(d)	220,000	—
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zylox-Tonbridge Medical Technology Co. Ltd., Class H(a)	81,000	$225,426
		3,453,858
Health Care Providers & Services — 1.5%
China Resources Medical Holdings Co. Ltd.(c)	432,000	169,263
Genertec Universal Medical Group Co. Ltd.(a)	432,000	337,436
Gushengtang Holdings Ltd.	75,600	266,705
Hygeia Healthcare Holdings Co. Ltd., Class C(a)(b)(c)	172,800	292,674
Jinxin Fertility Group Ltd.(a)(b)(c)	1,107,000	352,457
YSB, Inc.(c)	118,800	74,907
		1,493,442
Health Care Technology — 0.5%
Medlive Technology Co. Ltd.(a)	101,000	116,009
Untrade NH Health(d)	132,000	143,146
Yidu Tech, Inc. (a)(b)	318,600	241,901
		501,056
Hotels, Restaurants & Leisure — 2.2%
Atour Lifestyle Holdings Ltd., ADR	17,010	667,983
China Travel International Investment Hong Kong Ltd.(b)(c)	950,000	161,117
DPC Dash Ltd.(b)(c)	43,200	353,401
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	1,620,000	109,903
Sichuan Baicha Baidao Industrial Co. Ltd., Class H(c)	151,200	124,411
TravelSky Technology Ltd., Class H	492,000	673,271
		2,090,086
Household Durables — 1.4%
Chervon Holdings Ltd.(c)	75,600	235,978
Skyworth Group Ltd.(b)	342,000	306,215
TCL Electronics Holdings Ltd.	506,000	791,921
		1,334,114
Household Products — 0.2%
Blue Moon Group Holdings Ltd.(a)(c)	567,000	208,003
Independent Power and Renewable Electricity Producers — 1.0%
Beijing Jingneng Clean Energy Co. Ltd., Class H	756,000	228,827
CGN New Energy Holdings Co. Ltd.	648,000	222,675
China Datang Corp. Renewable Power Co. Ltd., Class H	1,188,000	289,564
Xinyi Energy Holdings Ltd.(c)	1,188,000	192,424
		933,490
Industrial Conglomerates — 0.7%
Chongqing Machinery & Electric Co. Ltd., Class H	540,000	253,143
Shanghai Industrial Holdings Ltd.	225,632	442,390
		695,533
Insurance — 1.1%
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	534,600	1,044,001
Interactive Media & Services — 2.7%
Autohome, Inc., ADR	31,714	608,275
Hello Group, Inc., ADR	58,733	380,002
JOYY, Inc., ADR	13,836	825,594
Newborn Town, Inc.(b)	324,000	390,486
Weibo Corp., Class A	43,214	431,378
		2,635,735
IT Services — 3.1%
Chinasoft International Ltd.	1,152,000	627,769
INESA Intelligent Tech, Inc., Class B	140,442	102,665
Kingsoft Cloud Holdings Ltd.(b)(c)	1,368,980	1,244,682
National Agricultural Holdings Ltd., NVS(d)	108,900	—
Vnet Group, Inc., ADR(b)(c)	73,062	787,609
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
WellCell Holdings Co. Ltd.(b)(c)	142,400	$211,042
		2,973,767
Leisure Products — 0.2%
Bloks Group Ltd.(b)	24,600	198,018
Life Sciences Tools & Services — 0.2%
Joinn Laboratories China Co. Ltd., Class H(a)	54,000	147,463
Machinery — 3.8%
China Yuchai International Ltd.	4,655	234,053
CIMC Enric Holdings Ltd.	325,193	531,222
First Tractor Co. Ltd., Class H	216,000	274,725
LK Technology Holdings Ltd.(c)	270,491	115,888
Lonking Holdings Ltd.	918,000	400,670
Precision Tsugami China Corp. Ltd.	72,000	408,705
Sany Heavy Equipment International Holdings Co. Ltd.	568,000	1,142,187
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	102,605	163,150
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	523,840	144,056
Shenzhen Dobot Corp. Ltd.(b)	58,400	288,802
		3,703,458
Media — 0.3%
Qunabox Group Ltd.(b)(c)	37,800	108,432
Xinhua Winshare Publishing and Media Co. Ltd., Class H	162,000	212,235
		320,667
Metals & Mining — 2.8%
China Hanking Holdings Ltd.	352,000	183,972
China Metal Recycling Holdings Ltd., NVS(d)	184,800	—
Jinchuan Group International Resources Co. Ltd.(b)(c)(d)	1,372,000	89,790
Lingbao Gold Group Co. Ltd., Class H(c)	219,400	754,405
Maanshan Iron & Steel Co. Ltd., Class H(b)	648,000	226,297
Shougang Fushan Resources Group Ltd.	1,080,000	464,700
Tiangong International Co. Ltd.(c)	648,000	348,859
Tongguan Gold Group Ltd.	1,100,000	548,961
Untrade Real Gold Mining, NVS(d)	126,000	—
Xinjiang Xinxin Mining Industry Co. Ltd., Class H	378,000	141,393
Youyuan International Holdings Ltd., NVS(d)	120,000	—
		2,758,377
Oil, Gas & Consumable Fuels — 1.8%
CGN Mining Co. Ltd.(c)	1,525,000	956,200
China Qinfa Group Ltd.	432,000	206,519
Kinetic Development Group Ltd.	1,296,000	340,951
Sinopec Kantons Holdings Ltd.(c)	432,000	238,318
		1,741,988
Paper & Forest Products — 1.3%
China Forestry Holdings Co. Ltd., NVS(d)	306,000	1
Lee & Man Paper Manufacturing Ltd.	648,000	319,680
Nine Dragons Paper Holdings Ltd.(b)	810,000	911,154
Qunxing Paper Holdings Co. Ltd., NVS(d)	148,000	—
Superb Summit International Group Ltd., NVS(d)	2,975	—
		1,230,835
Personal Care Products — 0.3%
Shanghai Chicmax Cosmetic Co. Ltd., Class H	37,800	290,722
Pharmaceuticals — 6.8%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	127,000	140,601
China Animal Healthcare Ltd., NVS(d)	140,000	—
China Medical System Holdings Ltd.(c)	611,000	1,135,631
China Resources Pharmaceutical Group Ltd.(a)	945,000	549,258
China Shineway Pharmaceutical Group Ltd.	162,000	193,977
Security	Shares	Value
Pharmaceuticals (continued)
China Traditional Chinese Medicine Holdings Co. Ltd.	1,512,000	$390,084
Consun Pharmaceutical Group Ltd.	219,000	503,510
Grand Pharmaceutical Group Ltd., Class L	621,000	621,922
Hua Han Health Industry Holdings Ltd., NVS(d)	505,580	1
HUTCHMED China Ltd.(b)(c)	281,165	814,075
Luye Pharma Group Ltd. (a)(b)	1,107,000	366,133
Ocumension Therapeutics(a)(b)(c)	162,000	155,224
Sihuan Pharmaceutical Holdings Group Ltd.(c)	2,106,000	417,932
Simcere Pharmaceutical Group Ltd.(a)	450,000	715,378
SSY Group Ltd.(c)	540,000	186,461
Sunshine Lake Pharma Co. Ltd., Class H(b)(c)	54,070	296,496
Tong Ren Tang Technologies Co. Ltd., Class H(c)	270,000	151,011
		6,637,694
Real Estate Management & Development — 8.5%
China Jinmao Holdings Group Ltd.	2,700,000	547,982
China Overseas Grand Oceans Group Ltd.	918,000	342,437
China Overseas Property Holdings Ltd.(c)	720,000	391,301
Country Garden Holdings Co. Ltd.(b)	9,270,000	418,478
Country Garden Services Holdings Co. Ltd.	1,080,000	870,229
Evergrande Property Services Group Ltd.(a)(b)	2,673,000	395,325
Greentown China Holdings Ltd.(c)	513,000	684,890
Greentown Service Group Co. Ltd., Class L	756,000	420,530
Guangdong Hong Kong Greater Bay Area Holdings Ltd.(b)	204,000	156,560
Hopson Development Holdings Ltd.(b)	577,824	237,824
K Wah International Holdings Ltd.	594,000	214,443
Logan Group Co. Ltd.(b)	701,000	115,245
Onewo, Inc., Class H	118,800	288,869
Poly Property Group Co. Ltd.	1,080,000	290,879
Poly Property Services Co. Ltd., Class H	75,600	308,964
Radiance Holdings Group Co. Ltd., Class L(b)(c)	432,000	90,831
Seazen Group Ltd.(b)(c)	1,296,000	379,988
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	124,283	93,337
Shenzhen Investment Ltd.(b)(c)	1,404,000	150,616
Shoucheng Holdings Ltd.(c)	1,405,600	394,344
Shui On Land Ltd.(c)	1,890,000	159,055
Sunac China Holdings Ltd.(b)	4,752,000	756,036
Sunac Services Holdings Ltd.(a)(c)	864,000	146,461
Yuexiu Property Co. Ltd.(c)	702,000	411,242
		8,265,866
Semiconductors & Semiconductor Equipment — 1.2%
Black Sesame International Holding Ltd., Class H(b)(c)	75,600	183,494
Daqo New Energy Corp., ADR(b)	21,947	529,362
Fortior Technology Shenzhen Co. Ltd.(b)(c)	5,400	88,857
JinkoSolar Holding Co. Ltd., ADR	15,571	393,791
		1,195,504
Software — 2.4%
AsiaInfo Technologies Ltd.(a)(c)	194,400	180,019
Dmall, Inc.(b)	182,100	196,918
Inspur Digital Enterprise Technology Ltd.	324,000	153,717
Linklogis, Inc., Class B(a)(c)	486,000	134,386
Marketingforce Management Ltd.(b)(c)	37,800	177,692
Ming Yuan Cloud Group Holdings Ltd.	486,000	160,562
Phancy Group Co. Ltd., Class H(b)(c)	81,000	410,856
Tuya, Inc.	135,540	345,627
Weimob, Inc.(a)(b)(c)	1,620,000	398,042
Youzan Technology Ltd.(b)	11,448,000	185,103
		2,342,922
Specialty Retail — 1.0%
Boshiwa International Holding Ltd., NVS(d)	67,000	—
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Topsports International Holdings Ltd.(a)	1,069,000	$428,755
XXF Group Holdings Ltd.(b)(c)	505,500	77,616
Zhongsheng Group Holdings Ltd.	351,000	463,921
		970,292
Technology Hardware, Storage & Peripherals — 0.3%
Legend Holdings Corp., Class H(a)(b)	286,200	333,925
Textiles, Apparel & Luxury Goods — 1.6%
361 Degrees International Ltd.	432,000	311,452
Fuguiniao Co. Ltd., NVS(d)	43,200	—
JNBY Design Ltd.(c)	108,000	296,853
Lao Feng Xiang Co. Ltd., Class B	101,700	345,815
Shenzhen Hipine Precision Technology Co. Ltd., NVS	6,000	110,208
Xtep International Holdings Ltd.	783,000	532,309
		1,596,637
Tobacco — 0.3%
RLX Technology, Inc., ADR	138,393	334,911
Transportation Infrastructure — 3.1%
Anhui Expressway Co. Ltd., Class H	216,000	381,572
Beijing Capital International Airport Co. Ltd., Class H(b)(c)	972,000	290,214
Cosco Shipping International Hong Kong Co. Ltd.	216,000	214,274
Cosco Shipping Ports Ltd.	594,000	492,246
Hainan Meilan International Airport Co. Ltd., Class H(b)	108,000	119,951
Shenzhen Expressway Corp. Ltd., Class H	222,000	203,743
Shenzhen International Holdings Ltd.	729,000	849,258
Sichuan Expressway Co. Ltd., Class H	324,000	231,920
Yuexiu Transport Infrastructure Ltd.	379,601	222,947
		3,006,125
Water Utilities — 1.0%
Beijing Enterprises Water Group Ltd.	2,052,000	741,123
Security	Shares	Value
Water Utilities (continued)
China Water Affairs Group Ltd.(c)	386,000	$258,635
		999,758
Total Long-Term Investments — 99.5% (Cost: $90,972,893)		96,785,867
Short-Term Securities
Money Market Funds — 18.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	18,259,926	18,269,056
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	70,000	70,000
Total Short-Term Securities — 18.8% (Cost: $18,339,052)		18,339,056
Total Investments — 118.3% (Cost: $109,311,945)		115,124,923
Liabilities in Excess of Other Assets — (18.3)%		(17,831,945)
Net Assets — 100.0%		$97,292,978

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,284,700	$—	$(3,015,535)(a)	$691	$(800)	$18,269,056	18,259,926	$470,149 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	—	(90,000)(a)	—	—	70,000	70,000	1,434	—
				$691	$(800)	$18,339,056		$471,583	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	13	03/20/26	$423	$(6,392)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,392	$—	$—	$—	$6,392

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$8,534	$—	$—	$—	$8,534
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(27,416)	$—	$—	$—	$(27,416)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$484,414
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,759,960	$80,774,170	$251,737	$96,785,867
Short-Term Securities
Money Market Funds	18,339,056	—	—	18,339,056
	$34,099,016	$80,774,170	$251,737	$115,124,923
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI China Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(6,392)	$—	$(6,392)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 37.2%
Bank Aladin Syariah Tbk PT(a)	21,057,500	$722,222
Bank Central Asia Tbk PT	112,763,690	48,148,940
Bank Jago Tbk PT(a)	11,350,700	1,075,039
Bank Mandiri Persero Tbk PT	74,155,420	23,275,294
Bank Negara Indonesia Persero Tbk PT	33,390,716	8,751,807
Bank Rakyat Indonesia Persero Tbk PT	137,066,054	31,897,914
Bank Tabungan Negara Persero Tbk PT	18,278,226	1,512,927
		115,384,143
Broadline Retail — 3.5%
Bukalapak.com PT Tbk(a)	156,931,900	1,365,778
GoTo Gojek Tokopedia Tbk PT(a)	2,026,009,400	7,370,647
Mitra Adiperkasa Tbk PT	24,593,300	1,965,704
		10,702,129
Capital Markets — 0.6%
Pacific Strategic Financial Tbk PT(a)	24,417,200	1,820,549
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		1,820,549
Chemicals — 3.2%
Avia Avian Tbk PT	33,396,400	876,003
Barito Pacific Tbk PT(a)	30,630,355	3,635,813
Chandra Asri Pacific Tbk PT	11,323,252	4,527,135
ESSA Industries Indonesia Tbk PT	22,485,600	865,123
		9,904,074
Construction & Engineering — 0.2%
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	295,992
Wijaya Karya Persero Tbk PT(a)(b)	20,339,300	185,619
		481,611
Construction Materials — 1.0%
Indocement Tunggal Prakarsa Tbk PT	3,771,144	1,392,948
Semen Indonesia Persero Tbk PT	10,298,741	1,791,981
		3,184,929
Consumer Finance — 0.3%
BFI Finance Indonesia Tbk PT	21,797,200	1,020,626
Consumer Staples Distribution & Retail — 1.5%
Midi Utama Indonesia Tbk PT	27,635,100	509,330
Sumber Alfaria Trijaya Tbk PT	43,170,500	4,293,285
		4,802,615
Diversified Telecommunication Services — 7.2%
Dayamitra Telekomunikasi PT	10,089,800	315,964
Inovisi Infracom Tbk PT, NVS(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	46,178,300	1,390,996
Telkom Indonesia Persero Tbk PT	97,776,490	20,645,916
		22,352,876
Entertainment — 1.2%
MD Entertainment Tbk PT(a)	6,354,920	3,182,053
MNC Digital Entertainment Tbk PT(a)	12,180,200	464,976
		3,647,029
Food Products — 4.6%
Astra Agro Lestari Tbk PT	737,400	329,884
Charoen Pokphand Indonesia Tbk PT	17,562,725	4,449,266
Cisarua Mountain Dairy PT TBK	4,124,700	1,273,207
Dharma Satya Nusantara Tbk PT	3,963,800	326,278
Indofood Sukses Makmur Tbk PT	10,375,530	3,989,639
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT	17,243,300	2,444,767
Sawit Sumbermas Sarana Tbk PT	10,752,300	1,006,926
Security	Shares	Value
Food Products (continued)
Triputra Agro Persada PT	3,956,200	$383,467
		14,203,434
Gas Utilities — 1.2%
Perusahaan Gas Negara Tbk PT	25,994,307	3,703,908
Health Care Providers & Services — 1.0%
Medikaloka Hermina Tbk PT	21,416,100	1,640,510
Mitra Keluarga Karyasehat Tbk PT	12,242,000	1,606,466
		3,246,976
Independent Power and Renewable Electricity Producers — 1.7%
Barito Renewables Energy Tbk PT(a)	10,537,600	5,169,804
Industrial Conglomerates — 4.4%
Astra International Tbk PT	34,303,130	13,649,150
Marine Transportation — 0.7%
Transcoal Pacific Tbk PT	2,856,000	2,103,883
Media — 0.7%
Elang Mahkota Teknologi Tbk PT	35,151,000	1,865,686
Solusi Sinergi Digital Tbk PT	2,265,000	347,353
		2,213,039
Metals & Mining — 11.6%
Amman Mineral Internasional PT(a)	28,484,384	12,993,851
Aneka Tambang Tbk	20,890,054	5,431,690
Bumi Resources Minerals Tbk PT(a)	135,119,100	7,810,466
Merdeka Copper Gold Tbk PT(a)	24,664,106	5,516,902
Petrosea Tbk PT	4,740,000	1,728,321
Vale Indonesia Tbk PT	5,578,500	2,622,777
		36,104,007
Oil, Gas & Consumable Fuels — 11.1%
Adaro Andalan Indonesia PT	1,837,700	1,012,637
AKR Corporindo Tbk PT	22,350,900	1,726,479
Alamtri Resources Indonesia Tbk PT	24,537,139	3,421,184
Bukit Asam Tbk PT	12,363,800	1,916,332
Bumi Resources Tbk PT(a)	295,689,300	4,536,822
Dian Swastatika Sentosa Tbk PT(a)	1,949,600	9,178,180
Energi Mega Persada Tbk PT, NVS(a)	21,766,200	2,292,775
Indo Tambangraya Megah Tbk PT	1,018,200	1,382,237
Medco Energi Internasional Tbk PT	20,876,786	2,149,726
Petrindo Jaya Kreasi Tbk PT	40,216,600	3,827,908
Raharja Energi Cepu PT	829,800	356,371
Rukun Raharja Tbk PT	1,293,800	346,720
Sekawan Intipratama Tbk PT, NVS(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
United Tractors Tbk PT	1,355,796	2,309,245
		34,456,616
Paper & Forest Products — 2.3%
Indah Kiat Pulp & Paper Tbk PT	6,366,300	4,393,317
Pabrik Kertas Tjiwi Kimia Tbk PT	4,187,400	2,738,292
		7,131,609
Personal Care Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	30,800,937	992,097
Pharmaceuticals — 1.0%
Kalbe Farma Tbk PT	45,727,085	3,002,194
Real Estate Management & Development — 1.2%
Bumi Serpong Damai Tbk PT(a)	18,748,522	926,408
Ciputra Development Tbk PT	28,307,813	1,299,409
Hanson International Tbk PT, NVS(b)	372,896,535	—
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
MNC Tourism Indonesia Tbk PT(a)	53,856,600	$395,131
Pakuwon Jati Tbk PT	54,834,577	1,197,104
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
		3,818,052
Specialty Retail — 0.4%
Map Aktif Adiperkasa PT	27,519,600	1,154,717
Tobacco — 0.4%
Gudang Garam Tbk PT	1,316,500	1,358,512
Transportation Infrastructure — 0.5%
Jasa Marga Persero Tbk PT	6,486,208	1,431,116
Wireless Telecommunication Services — 0.9%
XLSMART Telecom Sejahtera Tbk. PT	14,673,400	2,770,252
Total Long-Term Investments — 99.9% (Cost: $406,815,757)		309,809,947
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	430,000	$430,000
Total Short-Term Securities — 0.1% (Cost: $430,000)		430,000
Total Investments — 100.0% (Cost: $407,245,757)		310,239,947
Liabilities in Excess of Other Assets — (0.0)%		(102,740)
Net Assets — 100.0%		$310,137,207

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$240,000	$190,000 (a)	$—	$—	$—	$430,000	430,000	$5,190	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$61,937	$—	$—	$—	$61,937
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$59,386,555	$249,941,781	$481,611	$309,809,947
Short-Term Securities
Money Market Funds	430,000	—	—	430,000
	$59,816,555	$249,941,781	$481,611	$310,239,947
See notes to financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Peru and Global Exposure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 25.8%
Banco BBVA Peru SA	16,525,084	$10,294,315
Credicorp Ltd.	379,072	131,302,959
Intercorp Financial Services, Inc.	304,505	14,731,952
		156,329,226
Broadline Retail — 2.4%
Falabella SA	2,001,189	14,858,952
Construction Materials — 1.8%
Cementos Pacasmayo SAA	5,077,026	10,668,564
Consumer Staples Distribution & Retail — 1.4%
InRetail Peru Corp.(a)	295,684	8,426,994
Diversified Consumer Services — 2.2%
Laureate Education, Inc.(b)	420,592	13,601,945
Electric Utilities — 2.2%
Interconexion Electrica SA ESP	1,820,591	13,343,884
Food Products — 0.6%
Casa Grande SAA	1,009,717	3,461,027
Health Care Providers & Services — 1.0%
Auna SA, Class A(b)	1,156,132	6,173,745
Metals & Mining — 54.3%
Cia. de Minas Buenaventura SAA, ADR	692,137	30,225,623
Corp. Aceros Arequipa SA, NVS	4,990,753	2,186,708
Fortuna Mining Corp.(b)	1,302,222	17,795,109
Hochschild Mining PLC	2,673,010	29,072,071
MMG Ltd.(b)	13,204,000	18,128,783
Pan American Silver Corp.	302,935	20,782,711
Sociedad Minera Cerro Verde SAA	217,542	13,487,604
Southern Copper Corp.	672,107	146,720,959
Triple Flag Precious Metals Corp.	381,837	15,787,989
Volcan Cia. Minera SAA, Class B, NVS(b)	77,431,684	18,463,591
Security	Shares	Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.	102,787	$16,748,995
		329,400,143
Real Estate Management & Development — 2.9%
Parque Arauco SA	3,656,870	17,361,182
Trading Companies & Distributors — 2.6%
Ferreycorp SAA	12,958,856	16,029,584
Transportation Infrastructure — 0.5%
Inversiones Portuarias Chancay SAA, NVS(b)	65,752,218	3,037,733
Wireless Telecommunication Services — 1.5%
Empresa Nacional de Telecomunicaciones SA	2,046,473	9,133,293
Total Long-Term Investments — 99.2% (Cost: $412,576,551)		601,826,272
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	990,000	990,000
Total Short-Term Securities — 0.2% (Cost: $990,000)		990,000
Total Investments — 99.4% (Cost: $413,566,551)		602,816,272
Other Assets Less Liabilities — 0.6%		3,899,834
Net Assets — 100.0%		$606,716,106

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$660,000	$330,000 (a)	$—	$—	$—	$990,000	990,000	$10,766	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	43	03/20/26	$3,448	$29,999
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Peru and Global Exposure ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$29,999	$—	$—	$—	$29,999

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$106,072	$—	$—	$—	$106,072
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$33,082	$—	$—	$—	$33,082
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,170,458
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$537,264,236	$64,562,036	$—	$601,826,272
Short-Term Securities
Money Market Funds	990,000	—	—	990,000
	$538,254,236	$64,562,036	$—	$602,816,272
Derivative Financial Instruments(a)
Assets
Equity Contracts	$29,999	$—	$—	$29,999

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Philippines ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 18.8%
Bank of the Philippine Islands	3,991,595	$8,029,568
BDO Unibank, Inc.	6,922,321	16,462,339
Metropolitan Bank & Trust Co.	6,288,794	8,397,418
Philippine National Bank	2,072,330	2,307,181
		35,196,506
Consumer Staples Distribution & Retail — 3.2%
Puregold Price Club, Inc.	5,452,560	3,971,344
Robinsons Retail Holdings, Inc.	2,977,100	1,969,589
		5,940,933
Diversified Telecommunication Services — 1.6%
Converge Information and Communications Technology Solutions, Inc.	11,812,400	2,949,771
Electric Utilities — 6.2%
Manila Electric Co.	777,170	8,598,534
Synergy Grid & Development Phils, Inc., Class P	8,901,000	3,083,579
		11,682,113
Food Products — 5.1%
Century Pacific Food, Inc.	6,157,700	4,266,021
Monde Nissin Corp.(a)	21,076,600	2,408,510
Universal Robina Corp.	2,100,678	2,914,320
		9,588,851
Hotels, Restaurants & Leisure — 4.9%
DigiPlus Interactive Corp.	7,282,330	2,033,218
Jollibee Foods Corp.	1,947,161	7,231,993
		9,265,211
Independent Power and Renewable Electricity Producers — 0.4%
ACEN Corp.	16,533,663	804,974
Industrial Conglomerates — 18.3%
Aboitiz Equity Ventures, Inc.	7,597,900	4,506,168
Alliance Global Group, Inc.	18,250,839	2,721,880
Ayala Corp.	545,618	5,677,114
DMCI Holdings, Inc.	15,572,000	2,605,910
GT Capital Holdings, Inc.	442,426	5,140,474
JG Summit Holdings, Inc.	6,744,561	3,508,832
LT Group, Inc.	12,362,500	3,348,691
SM Investments Corp.	550,696	6,732,692
		34,241,761
Metals & Mining — 1.0%
Apex Mining Co., Inc.	6,047,200	1,836,779
Office REITs — 1.1%
AREIT, Inc.	1,076,300	784,851
Security	Shares	Value
Office REITs (continued)
RL Commercial REIT, Inc.	10,174,000	$1,333,832
		2,118,683
Oil, Gas & Consumable Fuels — 1.3%
Semirara Mining & Power Corp., Class A	4,948,600	2,402,858
Real Estate Management & Development — 10.1%
Ayala Land, Inc.	15,298,350	5,543,703
Megaworld Corp.	63,761,960	2,498,944
Robinsons Land Corp.	2,564,506	822,868
SM Prime Holdings, Inc.	27,326,635	10,180,377
		19,045,892
Transportation Infrastructure — 20.5%
International Container Terminal Services, Inc.	3,080,413	38,400,295
Water Utilities — 3.6%
Manila Water Co., Inc.	5,258,629	3,675,067
Maynilad Water Services, Inc., NVS(b)	8,070,900	3,079,161
		6,754,228
Wireless Telecommunication Services — 3.8%
PLDT, Inc.	293,614	7,125,456
Total Long-Term Investments — 99.9% (Cost: $183,615,185)		187,354,311
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	210,000	210,000
Total Short-Term Securities — 0.1% (Cost: $210,000)		210,000
Total Investments — 100.0% (Cost: $183,825,185)		187,564,311
Liabilities in Excess of Other Assets — (0.0)%		(67,945)
Net Assets — 100.0%		$187,496,366

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$80,000	$130,000 (a)	$—	$—	$—	$210,000	210,000	$2,399	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Philippines ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$41,036	$—	$—	$—	$41,036
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(834)	$—	$—	$—	$(834)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$103,320
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$92,791,273	$94,563,038	$—	$187,354,311
Short-Term Securities
Money Market Funds	210,000	—	—	210,000
	$93,001,273	$94,563,038	$—	$187,564,311
See notes to financial statements.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Poland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 34.8%
Alior Bank SA	422,620	$14,171,725
Bank Handlowy w Warszawie SA	110,743	3,688,179
Bank Millennium SA(a)	2,832,989	13,777,797
Bank Polska Kasa Opieki SA	801,721	50,797,646
mBank SA(a)	67,390	19,585,952
Powszechna Kasa Oszczednosci Bank Polski SA	3,778,160	97,887,014
Santander Bank Polska SA	168,235	27,941,502
		227,849,815
Broadline Retail — 5.0%
Allegro.eu SA (a)(b)	3,254,586	25,327,096
Pepco Group NV	906,452	7,485,085
		32,812,181
Capital Markets — 1.3%
XTB SA(b)	345,377	8,601,034
Chemicals — 0.3%
Grupa Azoty SA(a)(c)	373,004	1,732,887
Construction & Engineering — 2.1%
Budimex SA(c)	60,253	13,589,021
Consumer Finance — 1.7%
KRUK SA	83,211	10,793,169
Consumer Staples Distribution & Retail — 4.9%
Dino Polska SA(a)(b)(c)	2,001,008	22,499,527
Zabka Group SA(a)	1,552,415	9,714,285
		32,213,812
Diversified Telecommunication Services — 2.6%
Cyfrowy Polsat SA(a)(c)	1,318,185	4,679,039
Orange Polska SA	3,168,879	12,439,181
		17,118,220
Electric Utilities — 5.9%
Enea SA(a)	1,332,771	9,215,041
PGE Polska Grupa Energetyczna SA(a)	4,170,999	13,172,606
Tauron Polska Energia SA(a)	4,946,633	16,285,554
		38,673,201
Entertainment — 3.0%
CD Projekt SA(c)	292,781	19,883,021
Health Care Providers & Services — 0.4%
Diagnostyka SA, NVS	50,233	2,659,269
Hotels, Restaurants & Leisure — 0.3%
AmRest Holdings SE(c)	499,105	1,734,611
Insurance — 7.6%
Powszechny Zaklad Ubezpieczen SA	2,636,968	49,959,485
Security	Shares	Value
Metals & Mining — 7.2%
Grupa Kety SA	45,972	$13,920,229
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	360,008	2,736,142
KGHM Polska Miedz SA(a)	324,781	30,627,486
		47,283,857
Oil, Gas & Consumable Fuels — 12.4%
ORLEN SA	2,521,115	81,203,063
Professional Services — 2.3%
Benefit Systems SA(a)	13,700	14,821,206
Software — 1.9%
Asseco Poland SA	251,300	12,417,399
Specialty Retail — 1.6%
Auto Partner SA	495,447	2,504,170
Modivo SA(a)	248,015	7,695,796
		10,199,966
Textiles, Apparel & Luxury Goods — 4.0%
LPP SA	4,568	26,433,027
Total Long-Term Investments — 99.3% (Cost: $539,923,066)		649,978,244
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	13,164,593	13,171,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	1,720,000	1,720,000
Total Short-Term Securities — 2.3% (Cost: $14,891,176)		14,891,176
Total Investments — 101.6% (Cost: $554,814,242)		664,869,420
Liabilities in Excess of Other Assets — (1.6)%		(10,462,422)
Net Assets — 100.0%		$654,406,998

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Poland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,856,314	$—	$(6,684,659)(a)	$1,054	$(1,533)	$13,171,176	13,164,593	$231,949 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,120,000	—	(400,000)(a)	—	—	1,720,000	1,720,000	30,014	—
				$1,054	$(1,533)	$14,891,176		$261,963	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WIG20 Index	200	03/20/26	$3,852	$307,041
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$307,041	$—	$—	$—	$307,041

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$921,069	$—	$—	$—	$921,069
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$648,408	$—	$—	$—	$648,408
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,862,919
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Poland ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,925,236	$642,053,008	$—	$649,978,244
Short-Term Securities
Money Market Funds	14,891,176	—	—	14,891,176
	$22,816,412	$642,053,008	$—	$664,869,420
Derivative Financial Instruments(a)
Assets
Equity Contracts	$307,041	$—	$—	$307,041

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
30

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Qatar ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.5%
Gulf Warehousing Co.	532,891	$335,656
Banks — 55.2%
Al Rayan Bank	5,073,082	3,234,122
Commercial Bank PSQC(The)	2,481,925	3,302,651
Doha Bank QPSC	2,406,272	1,947,596
Dukhan Bank	1,791,961	1,758,873
Qatar International Islamic Bank QSC	915,989	2,835,819
Qatar Islamic Bank QPSC	1,565,403	10,173,471
Qatar National Bank QPSC	3,015,015	15,965,372
		39,217,904
Chemicals — 2.2%
Mesaieed Petrochemical Holding Co.	5,365,173	1,538,828
Construction & Engineering — 1.5%
Estithmar Holding QPSC(a)	1,010,561	1,052,331
Construction Materials — 1.1%
Qatar National Cement Co. QSC	533,795	430,580
Qatari Investors Group QSC	796,567	334,166
		764,746
Consumer Staples Distribution & Retail — 0.8%
Al Meera Consumer Goods Co. QSC	136,629	573,169
Diversified Telecommunication Services — 4.4%
Ooredoo QPSC	848,987	3,157,947
Energy Equipment & Services — 1.2%
Gulf International Services QSC	1,245,591	889,223
Financial Services — 0.5%
Salam International Investment Ltd. QSC	1,643,470	358,162
Food Products — 0.6%
Baladna(a)	1,214,503	414,547
Health Care Providers & Services — 0.7%
Medicare Group	336,791	490,205
Industrial Conglomerates — 7.7%
Aamal Co.	2,462,509	595,365
Industries Qatar QSC	1,371,404	4,549,084
Mannai Corp. QSC	234,459	327,943
		5,472,392
IT Services — 0.6%
Meeza QSTP LLC	437,251	403,810
Marine Transportation — 3.9%
Qatar Navigation QSC	897,439	2,755,418
Security	Shares	Value
Metals & Mining — 1.9%
Qatar Aluminum Manufacturing Co.	2,875,219	$1,372,482
Multi-Utilities — 2.4%
Nebras Energy	428,697	1,734,901
Oil, Gas & Consumable Fuels — 7.9%
Qatar Fuel QSC	564,143	2,290,779
Qatar Gas Transport Co. Ltd.	2,471,073	3,342,449
		5,633,228
Real Estate Management & Development — 4.0%
Barwa Real Estate Co.	2,124,906	1,493,289
Ezdan Holding Group QSC(a)	1,875,576	476,153
Mazaya Real Estate Development QPSC(a)	1,623,523	263,813
United Development Co. QSC	2,230,769	594,008
		2,827,263
Wireless Telecommunication Services — 1.8%
Vodafone Qatar PQSC	1,773,673	1,295,916
Total Common Stocks — 98.9% (Cost: $50,431,217)		70,288,128
Rights
Banks — 0.6%
Lesha Bank LLC, CVR	923,144	458,437
Total Rights — 0.6% (Cost: $231,786)		458,437
Total Long-Term Investments — 99.5% (Cost: $50,663,003)		70,746,565
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	50,000	50,000
Total Short-Term Securities — 0.1% (Cost: $50,000)		50,000
Total Investments — 99.6% (Cost: $50,713,003)		70,796,565
Other Assets Less Liabilities — 0.4%		304,594
Net Assets — 100.0%		$71,101,159

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Qatar ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$50,000 (a)	$—	$—	$—	$50,000	50,000	$362	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	03/20/26	$321	$4,098
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,098	$—	$—	$—	$4,098

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(120)	$—	$—	$—	$(120)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$4,098	$—	$—	$—	$4,098
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$160,370
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Qatar ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$36,988,621	$33,299,507	$—	$70,288,128
Rights	458,437	—	—	458,437
Short-Term Securities
Money Market Funds	50,000	—	—	50,000
	$37,497,058	$33,299,507	$—	$70,796,565
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,098	$—	$—	$4,098

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$361,437,399	$7,413,156,247	$96,785,867	$309,809,947
Investments, at value—affiliated(c)	4,824,814	82,945,835	18,339,056	430,000
Cash	4,028	455,431	2,795	—
Cash pledged for futures contracts	145,000	1,878,000	13,000	—
Foreign currency, at value(d)	474,137	51,489,271	79,395	41,359
Receivables:
Investments sold	5,362,012	82,974,189	6,370,628	6,501,827
Securities lending income—affiliated	1,836	99,293	55,250	—
Capital shares sold	—	—	—	39,029
Dividends—unaffiliated	1,680,741	60,298	35,392	—
Dividends—affiliated	1,024	8,261	163	857
Total assets	373,930,991	7,633,066,825	121,681,546	316,823,019
LIABILITIES
Bank overdraft	—	—	—	49,136
Collateral on securities loaned, at value	4,115,500	79,041,067	18,274,306	—
Payables:
Investments purchased	5,354,927	113,397,439	6,071,947	6,508,719
Capital shares redeemed	—	2,126,658	—	—
Investment advisory fees	106,159	3,103,407	39,114	127,957
Variation margin on futures contracts	24,494	11,012	3,201	—
Total liabilities	9,601,080	197,679,583	24,388,568	6,685,812
Commitments and contingent liabilities
NET ASSETS	$364,329,911	$7,435,387,242	$97,292,978	$310,137,207
NET ASSETS CONSIST OF
Paid-in capital	$416,715,536	$9,518,344,924	$144,964,565	$718,499,433
Accumulated loss	(52,385,625)	(2,082,957,682)	(47,671,587)	(408,362,226)
NET ASSETS	$364,329,911	$7,435,387,242	$97,292,978	$310,137,207
NET ASSET VALUE
Shares outstanding	23,350,000	125,600,000	2,700,000	17,250,000
Net asset value	$15.60	$59.20	$36.03	$17.98
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$298,991,361	$6,882,409,614	$90,972,893	$406,815,757
(b) Securities loaned, at value	$3,603,076	$74,039,749	$15,950,371	$—
(c) Investments, at cost—affiliated	$4,824,687	$82,945,835	$18,339,052	$430,000
(d) Foreign currency, at cost	$472,618	$51,545,263	$79,536	$41,359
See notes to financial statements.
Statements of Assets and Liabilities
34

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2026

	iShares MSCI Peru and Global Exposure ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$601,826,272	$187,354,311	$649,978,244	$70,746,565
Investments, at value—affiliated(c)	990,000	210,000	14,891,176	50,000
Cash	331,626	4,077	—	7,864
Cash pledged for futures contracts	27,000	5,000	—	10,000
Foreign currency collateral pledged for futures contracts(d)	—	—	237,326	—
Foreign currency, at value(e)	79,646	4,465	1,090,982	211,772
Receivables:
Investments sold	25,720,147	5,258,791	13,358,908	569,552
Securities lending income—affiliated	—	—	64,952	—
Capital shares sold	—	—	665,784	—
Dividends—unaffiliated	3,333	17,262	971	83,624
Dividends—affiliated	2,951	505	4,186	64
Tax reclaims	—	—	3,205,471	—
Total assets	628,980,975	192,854,411	683,498,000	71,679,441
LIABILITIES
Bank overdraft	—	—	115,692	—
Collateral on securities loaned, at value	—	—	13,172,831	—
Payables:
Investments purchased	22,019,294	5,286,565	14,119,531	548,061
Capital shares redeemed	16,254	—	—	—
Investment advisory fees	226,513	70,706	248,829	29,383
IRS compliance fee for foreign withholding tax claims	—	—	1,361,971	—
Professional fees	—	—	15,952	—
Variation margin on futures contracts	2,808	774	56,196	838
Total liabilities	22,264,869	5,358,045	29,091,002	578,282
Commitments and contingent liabilities
NET ASSETS	$606,716,106	$187,496,366	$654,406,998	$71,101,159
NET ASSETS CONSIST OF
Paid-in capital	$586,780,531	$294,141,229	$701,353,643	$76,891,087
Accumulated earnings (loss)	19,935,575	(106,644,863)	(46,946,645)	(5,789,928)
NET ASSETS	$606,716,106	$187,496,366	$654,406,998	$71,101,159
NET ASSET VALUE
Shares outstanding	6,500,000	6,700,000	17,100,000	3,650,000
Net asset value	$93.34	$27.98	$38.27	$19.48
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$412,576,551	$183,615,185	$539,923,066	$50,663,003
(b) Securities loaned, at value	$—	$—	$12,528,411	$—
(c) Investments, at cost—affiliated	$990,000	$210,000	$14,891,176	$50,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$233,510	$—
(e) Foreign currency, at cost	$79,460	$4,329	$1,090,762	$211,787
See notes to financial statements.
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF
INVESTMENT INCOME
Dividends—unaffiliated	$6,142,103	$49,329,054	$822,381	$3,228,152
Dividends—affiliated	8,078	82,901	1,434	5,190
Interest—unaffiliated	4,059	26,652	1,424	348
Securities lending income—affiliated—net	20,090	1,169,081	470,149	—
Foreign taxes withheld	(264,636)	(3,937,078)	(7,054)	(589,839)
Total investment income	5,909,694	46,670,610	1,288,334	2,643,851
EXPENSES
Investment advisory	542,889	22,011,344	281,203	901,749
Commitment costs	863	20,439	506	1,603
Interest expense	—	—	11	119
Total expenses	543,752	22,031,783	281,720	903,471
Net investment income	5,365,942	24,638,827	1,006,614	1,740,380
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	5,342,751	(69,145,497)	(37,105)	(8,373,484)
Investments—affiliated	247	78	691	—
Foreign currency transactions	(155,318)	115,442	2,079	(26,613)
Futures contracts	311,232	1,207,007	8,534	61,937
In-kind redemptions—unaffiliated(a)	847,036	68,493,767	3,848,874	2,886,319
	6,345,948	670,797	3,823,073	(5,451,841)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	26,709,332	(170,606,096)	(7,259,742)	10,189,420
Investments—affiliated	32	—	(800)	—
Foreign currency translations	56,840	(57,233)	(434)	(184)
Futures contracts	273,428	(2,508,514)	(27,416)	—
	27,039,632	(173,171,843)	(7,288,392)	10,189,236
Net realized and unrealized gain (loss)	33,385,580	(172,501,046)	(3,465,319)	4,737,395
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,751,522	$(147,862,219)	$(2,458,705)	$6,477,775
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
36

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2026

	iShares MSCI Peru and Global Exposure ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,458,138	$1,024,802	$2,989,518	$646,529
Dividends—affiliated	10,766	2,399	30,014	362
Interest—unaffiliated	2,177	211	552	73
Securities lending income—affiliated—net	—	—	231,949	—
Other income—unaffiliated	—	—	893,886	—
Foreign taxes withheld	(122,341)	(251,231)	(5,530)	—
Total investment income	2,348,740	776,181	4,140,389	646,964
EXPENSES
Investment advisory	823,518	327,557	1,314,276	197,376
Commitment costs	1,133	511	2,134	342
Interest expense	31	18	—	1,216
Professional	—	—	31,844	—
Total expenses	824,682	328,086	1,348,254	198,934
Net investment income	1,524,058	448,095	2,792,135	448,030
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	3,009,668	(3,134,851)	2,469,496	457,873
Investments—affiliated	—	—	1,054	—
Foreign currency transactions	(20,908)	(7,284)	583,862	(1,521)
Futures contracts	106,072	41,036	921,069	(120)
In-kind redemptions—unaffiliated(a)	3,455,689	—	17,529,561	—
	6,550,521	(3,101,099)	21,505,042	456,232
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	159,650,614	17,303,520	80,901,824	(1,715,830)
Investments—affiliated	—	—	(1,533)	—
Foreign currency translations	(22,632)	389	(402,721)	196
Futures contracts	33,082	(834)	648,408	4,098
	159,661,064	17,303,075	81,145,978	(1,711,536)
Net realized and unrealized gain (loss)	166,211,585	14,201,976	102,651,020	(1,255,304)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$167,735,643	$14,650,071	$105,443,155	$(807,274)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Brazil Small-Cap ETF		iShares MSCI China ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,365,942	$5,330,088	$24,638,827	$102,781,489
Net realized gain (loss)	6,345,948	(24,545,489)	670,797	(62,321,749)
Net change in unrealized appreciation (depreciation)	27,039,632	28,605,922	(173,171,843)	2,045,334,990
Net increase (decrease) in net assets resulting from operations	38,751,522	9,390,521	(147,862,219)	2,085,794,730
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,995,636)(b)	(4,842,016)	(94,227,897)(b)	(165,418,557)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	151,655,337	47,980,631	(212,374,683)	1,647,904,022
NET ASSETS
Total increase (decrease) in net assets	185,411,223	52,529,136	(454,464,799)	3,568,280,195
Beginning of period	178,918,688	126,389,552	7,889,852,041	4,321,571,846
End of period	$364,329,911	$178,918,688	$7,435,387,242	$7,889,852,041

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
38

Statements of Changes in Net Assets(continued)

	iShares MSCI China Small-Cap ETF		iShares MSCI Indonesia ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,006,614	$3,039,475	$1,740,380	$12,638,836
Net realized gain (loss)	3,823,073	8,030,279	(5,451,841)	(39,094,633)
Net change in unrealized appreciation (depreciation)	(7,288,392)	26,029,803	10,189,236	(30,334,042)
Net increase (decrease) in net assets resulting from operations	(2,458,705)	37,099,557	6,477,775	(56,789,839)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,190,671)(b)	(3,906,562)	(3,347,513)(b)	(12,499,708)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,122,936	8,017,011	(21,175,289)	52,597,583
NET ASSETS
Total increase (decrease) in net assets	6,473,560	41,210,006	(18,045,027)	(16,691,964)
Beginning of period	90,819,418	49,609,412	328,182,234	344,874,198
End of period	$97,292,978	$90,819,418	$310,137,207	$328,182,234

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Peru and Global Exposure ETF		iShares MSCI Philippines ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,524,058	$3,970,016	$448,095	$2,163,920
Net realized gain (loss)	6,550,521	3,393,414	(3,101,099)	(10,227,982)
Net change in unrealized appreciation (depreciation)	159,661,064	31,020,583	17,303,075	2,727,956
Net increase (decrease) in net assets resulting from operations	167,735,643	38,384,013	14,650,071	(5,336,106)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,066,631)(b)	(5,114,136)	(847,573)(b)	(2,166,273)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	273,952,824	53,113,622	69,990,341	3,041,903
NET ASSETS
Total increase (decrease) in net assets	440,621,836	86,383,499	83,792,839	(4,460,476)
Beginning of period	166,094,270	79,710,771	103,703,527	108,164,003
End of period	$606,716,106	$166,094,270	$187,496,366	$103,703,527

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
40

Statements of Changes in Net Assets(continued)

	iShares MSCI Poland ETF		iShares MSCI Qatar ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,792,135	$23,087,094	$448,030	$2,874,506
Net realized gain	21,505,042	23,259,078	456,232	39,764
Net change in unrealized appreciation (depreciation)	81,145,978	38,525,156	(1,711,536)	9,227,803
Net increase (decrease) in net assets resulting from operations	105,443,155	84,871,328	(807,274)	12,142,073
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,909,939)(b)	(15,757,414)	(827,283)(b)	(3,075,482)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	118,524,485	64,425,949	(5,787,451)	7,729,014
NET ASSETS
Total increase (decrease) in net assets	209,057,701	133,539,863	(7,422,008)	16,795,605
Beginning of period	445,349,297	311,809,434	78,523,167	61,727,562
End of period	$654,406,998	$445,349,297	$71,101,159	$78,523,167

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$13.40	$12.51	$13.82	$13.58	$17.42	$13.62
Net investment income(a)	0.38	0.45	0.45	0.39	0.46	0.37
Net realized and unrealized gain (loss)(b)	2.19	0.81	(1.30)	0.34	(3.71)	3.79
Net increase (decrease) from investment operations	2.57	1.26	(0.85)	0.73	(3.25)	4.16
Distributions from net investment income(c)	(0.37)(d)	(0.37)	(0.46)	(0.49)	(0.59)	(0.36)
Net asset value, end of period	$15.60	$13.40	$12.51	$13.82	$13.58	$17.42
Total Return(e)
Based on net asset value	19.76%(f)	10.81%	(6.34)%	5.95%	(18.61)%	30.34%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.60%	0.59%	0.58%	0.57%
Net investment income	5.44%(h)	3.86%	3.34%	2.97%	3.18%	2.26%
Supplemental Data
Net assets, end of period (000)	$364,330	$178,919	$126,390	$207,293	$82,865	$107,976
Portfolio turnover rate(i)	22%	82%	103%	50%	52%	40%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
See notes to financial statements.
Financial Highlights
42

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$61.16	$41.96	$45.03	$49.82	$70.90	$75.92
Net investment income(a)	0.19	0.90	0.93	0.83	1.01	0.74
Net realized and unrealized gain (loss)(b)	(1.41)	19.73	(2.82)	(4.48)	(21.30)	(4.98)
Net increase (decrease) from investment operations	(1.22)	20.63	(1.89)	(3.65)	(20.29)	(4.24)
Distributions from net investment income(c)	(0.74)(d)	(1.43)	(1.18)	(1.14)	(0.79)	(0.78)
Net asset value, end of period	$59.20	$61.16	$41.96	$45.03	$49.82	$70.90
Total Return(e)
Based on net asset value	(2.01)%(f)	49.98%	(4.06)%	(7.39)%	(28.80)%	(5.69)%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	0.62%(h)	1.73%	2.23%	1.77%	1.75%	0.93%
Supplemental Data
Net assets, end of period (000)	$7,435,387	$7,889,852	$4,321,572	$7,528,252	$7,841,066	$6,182,469
Portfolio turnover rate(i)	3%	12%	15%	13%	8%	18%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$37.84	$22.55	$27.94	$34.59	$53.83	$45.21
Net investment income(a)	0.36	1.30	1.06	0.97	1.44	1.50
Net realized and unrealized gain (loss)(b)	(0.72)	15.62	(5.05)	(6.62)	(18.32)	8.86
Net increase (decrease) from investment operations	(0.36)	16.92	(3.99)	(5.65)	(16.88)	10.36
Distributions from net investment income(c)	(1.45)(d)	(1.63)	(1.40)	(1.00)	(2.36)	(1.74)
Net asset value, end of period	$36.03	$37.84	$22.55	$27.94	$34.59	$53.83
Total Return(e)
Based on net asset value	(0.56)%(f)	77.95%	(14.63)%	(16.74)%	(32.33)%	23.33%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	1.98%(h)	4.61%	4.29%	2.96%	3.31%	2.82%
Supplemental Data
Net assets, end of period (000)	$97,293	$90,819	$49,609	$61,475	$55,338	$88,821
Portfolio turnover rate(i)	22%	35%	61%	37%	64%	51%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
44

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$17.64	$21.97	$23.08	$23.96	$21.33	$19.69
Net investment income(a)	0.10	0.81	0.64	0.73	0.59	0.27
Net realized and unrealized gain (loss)(b)	0.42	(4.36)	(0.91)	(0.90)	2.54	1.68
Net increase (decrease) from investment operations	0.52	(3.55)	(0.27)	(0.17)	3.13	1.95
Distributions from net investment income(c)	(0.18)(d)	(0.78)	(0.84)	(0.71)	(0.50)	(0.31)
Net asset value, end of period	$17.98	$17.64	$21.97	$23.08	$23.96	$21.33
Total Return(e)
Based on net asset value	2.89%(f)	(16.24)%	(0.68)%	(0.66)%	14.69%	9.88%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	1.07%(h)	4.33%	2.99%	3.12%	2.52%	1.26%
Supplemental Data
Net assets, end of period (000)	$310,137	$328,182	$344,874	$498,431	$443,181	$351,958
Portfolio turnover rate(i)	7%	16%	16%	19%	16%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Peru and Global Exposure ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$53.58	$40.88	$32.34	$25.51	$27.00	$31.65
Net investment income(a)	0.36	1.67	1.04	1.19	1.34	0.79
Net realized and unrealized gain (loss)(b)	39.68	13.22	9.20	6.87	(1.08)	(5.00)
Net increase (decrease) from investment operations	40.04	14.89	10.24	8.06	0.26	(4.21)
Distributions from net investment income(c)	(0.28)(d)	(2.19)	(1.70)	(1.23)	(1.75)	(0.44)
Net asset value, end of period	$93.34	$53.58	$40.88	$32.34	$25.51	$27.00
Total Return(e)
Based on net asset value	74.95%(f)	37.75%	32.24%	32.09%	0.24%	(13.49)%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	1.01%(h)	3.69%	2.88%	4.03%	4.36%	2.42%
Supplemental Data
Net assets, end of period (000)	$606,716	$166,094	$79,711	$105,103	$127,530	$95,862
Portfolio turnover rate(i)	12%	17%	32%	20%	24%	33%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
46

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$25.93	$27.73	$24.49	$26.54	$30.50	$26.63
Net investment income(a)	0.10	0.56	0.56	0.42	0.39	0.26
Net realized and unrealized gain (loss)(b)	2.15	(1.82)	3.26	(2.04)	(3.90)	3.90
Net increase (decrease) from investment operations	2.25	(1.26)	3.82	(1.62)	(3.51)	4.16
Distributions from net investment income(c)	(0.20)(d)	(0.54)	(0.58)	(0.43)	(0.45)	(0.29)
Net asset value, end of period	$27.98	$25.93	$27.73	$24.49	$26.54	$30.50
Total Return(e)
Based on net asset value	8.80%(f)	(4.62)%	15.91%	(6.16)%	(11.65)%	15.57%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	0.75%(h)	2.11%	2.19%	1.62%	1.28%	0.87%
Supplemental Data
Net assets, end of period (000)	$187,496	$103,704	$108,164	$93,074	$108,818	$125,043
Portfolio turnover rate(i)	6%	21%	24%	18%	13%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Poland ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$31.70	$24.65	$19.19	$12.60	$23.10	$18.24
Net investment income(a)	0.20	1.93 (b)	0.97 (b)	0.39	0.51 (b)	0.16 (b)
Net realized and unrealized gain (loss)(c)	7.54	6.46	5.57	6.47	(10.65)	4.86
Net increase (decrease) from investment operations	7.74	8.39	6.54	6.86	(10.14)	5.02
Distributions from net investment income(d)	(1.17)(e)	(1.34)	(1.08)	(0.27)	(0.36)	(0.16)
Net asset value, end of period	$38.27	$31.70	$24.65	$19.19	$12.60	$23.10
Total Return(f)
Based on net asset value	24.86%(g)	35.92%(b)	34.67%(b)	55.04%	(44.38)%(b)	27.65%(b)
Ratios to Average Net Assets(h)
Total expenses	0.56%(i)	0.60%	0.77%	0.59%	0.65%	0.61%
Total expenses excluding professional fees for foreign withholding tax claims	0.55%(i)	0.60%	0.59%	0.59%	0.58%	0.57%
Net investment income	1.17%(i)	7.07%(b)	4.32%(b)	2.43%	2.72%(b)	0.80%(b)
Supplemental Data
Net assets, end of period (000)	$654,407	$445,349	$311,809	$228,364	$130,373	$284,146
Portfolio turnover rate(j)	5%	12%	11%	20%	11%	22%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2025,
August 31, 2024, August 31, 2022, and August 31, 2021 respectively:
• Net investment income per share by $0.28, $0.12, $0.15 and $0.07 respectively.
• Total return by 1.20%, 0.62%, 0.76% and 0.38% respectively.
• Ratio of net investment income to average net assets by 1.01%, 0.52%, 0.78% and 0.34% respectively.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
48

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$19.88	$17.64	$17.70	$22.62	$19.60	$17.62
Net investment income(a)	0.12	0.74	0.93	0.68	0.63	0.37
Net realized and unrealized gain (loss)(b)	(0.29)	2.22	(0.22)	(4.77)	3.20	2.03
Net increase (decrease) from investment operations	(0.17)	2.96	0.71	(4.09)	3.83	2.40
Distributions from net investment income(c)	(0.23)(d)	(0.72)	(0.77)	(0.83)	(0.81)	(0.42)
Net asset value, end of period	$19.48	$19.88	$17.64	$17.70	$22.62	$19.60
Total Return(e)
Based on net asset value	(0.83)%(f)	17.26%	4.32%	(18.16)%	19.69%	13.70%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)(i)	0.60%	0.60%	0.59%	0.58%	0.57%
Net investment income	1.25%(h)	4.03%	5.37%	3.54%	2.89%	1.98%
Supplemental Data
Net assets, end of period (000)	$71,101	$78,523	$61,728	$78,751	$96,153	$86,234
Portfolio turnover rate(j)	2%	29%	27%	25%	38%	26%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Interest expense was not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.56%.
(j) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
See notes to financial statements.
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified
MSCI Peru and Global Exposure	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland	Non-diversified
MSCI Qatar	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
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2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Brazil Small-Cap
Citadel Clearing LLC	$396,851	$(375,963)	$—	$20,888(b)
J.P. Morgan Securities LLC	726,264	(726,264)	—	—
TD Securities (USA) LLC	2,479,961	(2,479,961)	—	—
	$3,603,076	$(3,582,188)	$—	$20,888
MSCI China
BNP Paribas SA	$652,081	$(652,081)	$—	$—
BofA Securities, Inc.	2,279,010	(2,279,010)	—	—
Citigroup Global Markets, Inc.	8,361,093	(8,361,093)	—	—
Goldman Sachs & Co. LLC	1,870,775	(1,870,775)	—	—
HSBC Bank PLC	87,871	(87,871)	—	—
J.P. Morgan Securities LLC	28,464,378	(28,464,378)	—	—
Macquarie Bank Ltd.	3,471,333	(3,471,333)	—	—
Morgan Stanley	25,969,477	(25,969,477)	—	—
SG Americas Securities LLC	960,955	(960,955)	—	—
State Street Bank & Trust Co.	123,970	(123,970)	—	—
UBS AG	1,580,306	(1,580,306)	—	—
Wells Fargo Bank N.A.	218,500	(218,500)	—	—
	$74,039,749	$(74,039,749)	$—	$—
Notes to Financial Statements
52

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI China Small-Cap
Barclays Capital, Inc.	$94,000	$(94,000)	$—	$—
BNP Paribas SA	1,605,742	(1,605,742)	—	—
BofA Securities, Inc.	3,394,254	(3,394,254)	—	—
Citigroup Global Markets, Inc.	1,045,288	(1,045,288)	—	—
Goldman Sachs & Co. LLC	1,720,065	(1,720,065)	—	—
HSBC Bank PLC	1,706,011	(1,706,011)	—	—
J.P. Morgan Securities LLC	181,628	(181,628)	—	—
Macquarie Bank Ltd.	9,130	(9,130)	—	—
Morgan Stanley	4,305,203	(4,305,203)	—	—
Scotia Capital (USA), Inc.	30,194	(30,194)	—	—
SG Americas Securities LLC	221,001	(221,001)	—	—
State Street Bank & Trust Co.	1,118,858	(1,118,858)	—	—
UBS AG	518,997	(518,997)	—	—
	$15,950,371	$(15,950,371)	$—	$—
MSCI Poland
BNP Paribas SA	$906,654	$(906,654)	$—	$—
BofA Securities, Inc.	542,187	(542,187)	—	—
Goldman Sachs & Co. LLC	3,629,841	(3,629,841)	—	—
HSBC Bank PLC	348,432	(348,432)	—	—
Morgan Stanley	6,869,009	(6,869,009)	—	—
UBS AG	232,288	(232,288)	—	—
	$12,528,411	$(12,528,411)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
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2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru and Global Exposure, iShares MSCI Philippines, iShares MSCI Poland and iShares MSCI Qatar ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Brazil Small-Cap	$4,669
MSCI China	255,943
MSCI China Small-Cap	100,553
MSCI Poland	52,011
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements
54

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Brazil Small-Cap	$264,492	$10,271,284	$2,504,726
MSCI China	18,238,099	32,890,958	(6,892,668)
MSCI China Small-Cap	4,487,443	7,929,329	2,550,201
MSCI Peru and Global Exposure	13,932,574	3,467,644	151,821
MSCI Poland	4,780,346	8,749,507	1,248,401
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Brazil Small-Cap	$177,618,049	$47,473,092
MSCI China	243,266,353	340,368,739
MSCI China Small-Cap	43,396,312	21,585,041
MSCI Indonesia	22,973,469	22,383,212
MSCI Peru and Global Exposure	68,965,421	40,284,732
MSCI Philippines	7,041,408	7,110,981
MSCI Poland	33,724,322	23,566,932
MSCI Qatar	1,520,716	8,012,815
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Brazil Small-Cap	$23,613,301	$2,782,345
MSCI China	—	178,750,541
MSCI China Small-Cap	1,930,630	13,282,562
MSCI Indonesia	50,891,311	74,438,581
MSCI Peru and Global Exposure	249,974,105	8,305,197
MSCI Philippines	69,851,353	—
MSCI Poland	166,423,261	61,283,886
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
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2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
MSCI Brazil Small-Cap	$(97,795,304)	$(69,648)
MSCI China	(2,323,759,017)	—
MSCI China Small-Cap	(53,482,664)	—
MSCI Indonesia	(303,380,578)	—
MSCI Peru and Global Exposure	(173,602,833)	(109,958)
MSCI Philippines	(106,412,808)	—
MSCI Poland	(176,450,138)	—
MSCI Qatar	(23,848,071)	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil Small-Cap	$327,860,394	$67,567,200	$(28,836,552)	$38,730,648
MSCI China	7,237,460,974	1,316,578,085	(1,058,658,264)	257,919,821
MSCI China Small-Cap	113,473,727	17,800,668	(16,155,864)	1,644,804
MSCI Indonesia	409,506,931	14,066,267	(113,333,251)	(99,266,984)
MSCI Peru and Global Exposure	415,882,746	191,626,223	(4,662,698)	186,963,525
MSCI Philippines	184,631,888	22,547,070	(19,614,647)	2,932,423
MSCI Poland	558,356,564	132,040,555	(25,220,658)	106,819,897
MSCI Qatar	53,646,802	21,969,474	(4,815,613)	17,153,861
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Notes to Financial Statements
56

Notes to Financial Statements (unaudited) (continued)
industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Brazil Small-Cap
Shares sold	11,300,000	$169,214,954	9,650,000	$116,927,645
Shares redeemed	(1,300,000)	(17,559,617)	(6,400,000)	(68,947,014)
	10,000,000	$151,655,337	3,250,000	$47,980,631
MSCI China
Shares sold	—	$136,641	55,600,000	$3,061,838,431
Shares redeemed	(3,400,000)	(212,511,324)	(29,600,000)	(1,413,934,409)
	(3,400,000)	$(212,374,683)	26,000,000	$1,647,904,022
MSCI China Small-Cap
Shares sold	700,000	$27,111,511	850,000	$29,349,167
Shares redeemed	(400,000)	(13,988,575)	(650,000)	(21,332,156)
	300,000	$13,122,936	200,000	$8,017,011
MSCI Indonesia
Shares sold	2,900,000	$54,016,740	11,850,000	$218,002,783
Shares redeemed	(4,250,000)	(75,192,029)	(8,950,000)	(165,405,200)
	(1,350,000)	$(21,175,289)	2,900,000	$52,597,583
MSCI Peru and Global Exposure
Shares sold	3,550,000	$283,227,790	1,400,000	$63,891,243
Shares redeemed	(150,000)	(9,274,966)	(250,000)	(10,777,621)
	3,400,000	$273,952,824	1,150,000	$53,113,622
MSCI Philippines
Shares sold	2,700,000	$69,990,341	850,000	$22,818,411
Shares redeemed	—	—	(750,000)	(19,776,508)
	2,700,000	$69,990,341	100,000	$3,041,903
MSCI Poland
Shares sold	4,950,000	$181,245,921	8,800,000	$256,314,621
Shares redeemed	(1,900,000)	(62,721,436)	(7,400,000)	(191,888,672)
	3,050,000	$118,524,485	1,400,000	$64,425,949
MSCI Qatar
Shares sold	—	$969	1,200,000	$21,591,733
Shares redeemed	(300,000)	(5,788,420)	(750,000)	(13,862,719)
	(300,000)	$(5,787,451)	450,000	$7,729,014
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Notes to Financial Statements
58

Notes to Financial Statements (unaudited) (continued)
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI Poland ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
60

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
61
2026 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI Denmark ETF | EDEN | Cboe BZX Exchange
• iShares MSCI Kuwait ETF | KWT | Cboe BZX Exchange
• iShares MSCI New Zealand ETF | ENZL | NASDAQ
• iShares MSCI Norway ETF | ENOR | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Denmark ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 11.8%
DSV A/S	89,334	$23,059,022
Banks — 13.4%
AL Sydbank	34,562	3,098,851
Danske Bank A/S	291,327	15,199,840
Jyske Bank A/S, Registered	25,686	3,849,686
Ringkjoebing Landbobank A/S	15,006	3,913,475
		26,061,852
Beverages — 5.5%
Carlsberg A/S, Class B	48,032	7,472,181
Royal Unibrew A/S	32,066	3,159,137
		10,631,318
Biotechnology — 6.5%
Bavarian Nordic A/S(a)	61,455	1,914,907
Genmab A/S(a)	28,846	8,493,025
Zealand Pharma A/S(a)	39,570	2,290,504
		12,698,436
Building Products — 1.1%
Rockwool AS, Class B	64,818	2,149,204
Chemicals — 4.6%
Novonesis Novozymes B, Class B	149,638	8,899,529
Commercial Services & Supplies — 1.6%
ISS A/S	86,555	3,078,106
Construction & Engineering — 1.0%
Per Aarsleff Holding A/S	15,072	1,908,163
Electrical Equipment — 6.9%
NKT A/S(a)	31,503	4,071,957
Vestas Wind Systems A/S	367,560	9,396,413
		13,468,370
Food Products — 0.8%
Schouw & Co. A/S	14,366	1,534,831
Ground Transportation — 0.2%
NTG Nordic Transport Group A/S, Class A(a)(b)	15,256	411,340
Health Care Equipment & Supplies — 4.4%
Ambu A/S, Class B(b)	153,180	1,941,347
Coloplast A/S, Class B	60,210	4,665,238
Demant A/S(a)(b)	63,804	1,989,919
		8,596,504
Household Durables — 0.9%
GN Store Nord A/S(a)(b)	123,996	1,827,386
Independent Power and Renewable Electricity Producers — 3.3%
Orsted A/S(a)(c)	275,274	6,485,117
Insurance — 3.3%
Alm Brand A/S	670,640	1,742,459
Tryg A/S	186,324	4,613,695
		6,356,154
IT Services — 1.0%
Netcompany Group A/S(a)(b)(c)	38,559	1,971,240
Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Chemometec A/S	16,798	$1,112,169
Gubra AS	6,980	436,158
		1,548,327
Machinery — 1.4%
FLSmidth & Co. A/S	29,802	2,638,214
Marine Transportation — 5.8%
AP Moller - Maersk A/S, Class A	1,663	4,076,238
AP Moller - Maersk A/S, Class B, NVS(b)	2,108	5,233,853
D/S Norden A/S	28,323	1,270,033
DFDS A/S(a)	43,365	709,231
		11,289,355
Oil, Gas & Consumable Fuels — 1.0%
TORM PLC, Class A(b)	65,307	1,913,686
Pharmaceuticals — 20.6%
ALK-Abello A/S(a)	86,826	3,024,050
H Lundbeck A/S	277,892	1,707,169
Novo Nordisk A/S, Class B	933,132	35,294,342
		40,025,561
Specialty Retail — 0.4%
Matas A/S(b)	46,927	819,754
Textiles, Apparel & Luxury Goods — 1.6%
Pandora A/S	40,536	3,204,386
Tobacco — 0.5%
Scandinavian Tobacco Group A/S, Class A(c)	64,409	1,055,217
Total Long-Term Investments — 98.4% (Cost: $204,489,919)		191,631,072
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	12,326,926	12,333,090
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	70,000	70,000
Total Short-Term Securities — 6.4% (Cost: $12,403,090)		12,403,090
Total Investments — 104.8% (Cost: $216,893,009)		204,034,162
Liabilities in Excess of Other Assets — (4.8)%		(9,273,014)
Net Assets — 100.0%		$194,761,148

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Denmark ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,235,145	$2,098,007 (a)	$—	$237	$(299)	$12,333,090	12,326,926	$63,131 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—	—	—	—	70,000	70,000	1,370	—
				$237	$(299)	$12,403,090		$64,501	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	115	03/20/26	$3,131	$(138,797)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$138,797	$—	$—	$—	$138,797

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$219,299	$—	$—	$—	$219,299
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(148,012)	$—	$—	$—	$(148,012)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,017,661
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Denmark ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,946,737	$179,684,335	$—	$191,631,072
Short-Term Securities
Money Market Funds	12,403,090	—	—	12,403,090
	$24,349,827	$179,684,335	$—	$204,034,162
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(138,797)	$—	$(138,797)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Kuwait ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.5%
Agility Public Warehousing Co. KSC	2,424,695	$1,090,994
Banks — 58.5%
Al Ahli Bank of Kuwait KSCP	1,705,965	1,702,088
Boubyan Bank KSCP	61,545	136,254
Burgan Bank SAK	1,675,010	1,123,961
Gulf Bank KSCP	2,205,475	2,437,744
Kuwait Finance House KSCP	6,144,981	16,108,786
Kuwait International Bank KSCP	1,356,429	1,235,014
Kuwait Projects Co. Holding KSCP(a)	3,734,684	998,513
National Bank of Kuwait SAKP	5,197,021	15,960,887
Warba Bank KSCP(a)	2,529,620	2,381,711
		42,084,958
Capital Markets — 3.1%
Boursa Kuwait Securities Co. KPSC	140,297	1,421,628
Noor Financial Investment Co. KSC	602,509	793,899
		2,215,527
Chemicals — 1.5%
Boubyan Petrochemicals Co. KSCP	601,198	1,096,729
Construction & Engineering — 1.0%
Combined Group Contracting Co. SAK	231,762	732,994
Consumer Finance — 1.3%
Arzan Financial Group for Financing & Investment KPSC	821,496	911,491
Diversified Consumer Services — 1.6%
Humansoft Holding Co. KSC	139,551	1,191,666
Electrical Equipment — 1.5%
Gulf Cable & Electrical Industries Co. KSCP	168,398	1,070,863
Energy Equipment & Services — 1.0%
Heavy Engineering & Ship Building Co. KSCP, Class B	269,452	696,692
Financial Services — 3.2%
A'ayan Leasing & Investment Co. KSCP	1,188,015	871,547
Alimtiaz Investment Group KSC(a)	3,636,650	575,176
National Investments Co. KSCP	927,421	840,089
		2,286,812
Food Products — 1.1%
Mezzan Holding Co. KSCC	215,822	811,897
Hotels, Restaurants & Leisure — 0.8%
IFA Hotels & Resorts-KPSC(a)	196,767	551,112
Independent Power and Renewable Electricity Producers — 1.0%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,489,220	699,210
Security	Shares	Value
Industrial Conglomerates — 2.5%
National Industries Group Holding SAK	2,181,135	$1,791,966
Passenger Airlines — 1.1%
Jazeera Airways Co. KSCP	128,992	801,206
Real Estate Management & Development — 10.5%
Commercial Real Estate Co. KSC	2,236,230	1,478,340
Kuwait Real Estate Co. KSC(a)	1,214,763	1,366,270
Mabanee Co. KPSC	744,704	2,379,556
National Real Estate Co. KPSC(a)	3,189,181	747,643
Salhia Real Estate Co. KSCP	798,433	978,842
United Real Estate Co. SAKP(a)	676,325	617,142
		7,567,793
Specialty Retail — 1.6%
Ali Alghanim Sons Automotive Co. KSCC	295,700	1,123,216
Trading Companies & Distributors — 0.9%
Integrated Holding Co. KCSC	472,158	650,620
Wireless Telecommunication Services — 6.2%
Kuwait Telecommunications Co.	515,058	1,099,871
Mobile Telecommunications Co. KSCP	1,903,996	3,364,740
		4,464,611
Total Long-Term Investments — 99.9% (Cost: $55,294,814)		71,840,357
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	80,000	80,000
Total Short-Term Securities — 0.1% (Cost: $80,000)		80,000
Total Investments — 100.0% (Cost: $55,374,814)		71,920,357
Liabilities in Excess of Other Assets — (0.0)%		(28,563)
Net Assets — 100.0%		$71,891,794

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Kuwait ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$80,000 (a)	$—	$—	$—	$80,000	80,000	$2,388	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,326	$—	$—	$—	$4,326
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(190)	$—	$—	$—	$(190)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$68,880
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$34,359,603	$37,480,754	$—	$71,840,357
Short-Term Securities
Money Market Funds	80,000	—	—	80,000
	$34,439,603	$37,480,754	$—	$71,920,357
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI New Zealand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.7%
Freightways Group Ltd.(a)	234,649	$2,017,692
Banks — 1.6%
Heartland Group Holdings Ltd.	1,523,658	1,174,447
Building Products — 4.1%
Fletcher Building Ltd.(b)	1,453,037	3,059,332
Diversified REITs — 2.5%
Argosy Property Ltd.	1,553,916	1,061,524
Stride Property Group	1,121,440	807,235
		1,868,759
Diversified Telecommunication Services — 4.0%
Spark New Zealand Ltd.	2,176,093	2,975,529
Electric Utilities — 8.8%
Contact Energy Ltd.	596,119	3,323,033
Mercury NZ Ltd.	838,363	3,213,581
		6,536,614
Financial Services — 9.8%
Infratil Ltd.	1,071,610	7,204,235
Food Products — 0.8%
Scales Corp. Ltd.	150,389	569,230
Health Care Equipment & Supplies — 22.5%
Fisher & Paykel Healthcare Corp. Ltd., Class C	680,066	16,625,705
Health Care Providers & Services — 6.9%
EBOS Group Ltd.	219,655	3,156,972
Ryman Healthcare Ltd.(b)	1,305,464	1,944,708
		5,101,680
Health Care REITs — 1.5%
Vital Healthcare Property Trust	933,086	1,085,841
Hotels, Restaurants & Leisure — 1.4%
SKYCITY Entertainment Group Ltd.(b)	2,002,502	1,003,003
Independent Power and Renewable Electricity Producers — 4.3%
Meridian Energy Ltd.	931,181	3,157,027
Industrial REITs — 4.2%
Goodman Property Trust	1,597,623	1,859,169
Property for Industry Ltd.	858,141	1,238,868
		3,098,037
Security	Shares	Value
Machinery — 1.6%
Skellerup Holdings Ltd.(a)	334,169	$1,164,622
Office REITs — 2.1%
Precinct Properties Group	2,410,317	1,583,183
Oil, Gas & Consumable Fuels — 1.6%
Channel Infrastructure NZ Ltd.(a)	700,456	1,210,086
Passenger Airlines — 1.3%
Air New Zealand Ltd.	2,984,745	993,672
Retail REITs — 2.1%
Kiwi Property Group Ltd.	2,566,298	1,545,018
Software — 1.3%
Gentrack Group Ltd.(a)(b)	187,546	933,746
Transportation Infrastructure — 14.5%
Auckland International Airport Ltd.	1,946,767	10,696,759
Total Long-Term Investments — 99.6% (Cost: $79,196,891)		73,604,217
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	262,709	262,841
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	20,000	20,000
Total Short-Term Securities — 0.4% (Cost: $282,841)		282,841
Total Investments — 100.0% (Cost: $79,479,732)		73,887,058
Liabilities in Excess of Other Assets — (0.0)%		(17,863)
Net Assets — 100.0%		$73,869,195

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI New Zealand ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,396,179	$—	$(2,133,214)(a)	$57	$(181)	$262,841	262,709	$14,609 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000)(a)	—	—	20,000	20,000	619	—
				$57	$(181)	$282,841		$15,228	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	1	03/19/26	$163	$265
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$265	$—	$—	$—	$265

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,051	$—	$—	$—	$6,051
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$267	$—	$—	$—	$267
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$152,198
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI New Zealand ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$29,297,297	$44,306,920	$—	$73,604,217
Short-Term Securities
Money Market Funds	282,841	—	—	282,841
	$29,580,138	$44,306,920	$—	$73,887,058
Derivative Financial Instruments(a)
Assets
Equity Contracts	$265	$—	$—	$265

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Norway ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 8.0%
Kongsberg Gruppen ASA	121,868	$4,941,911
Banks — 17.1%
DNB Bank ASA	245,834	7,781,730
SpareBank 1 Nord Norge	26,190	439,200
SpareBank 1 Oestlandet	13,087	294,957
SpareBank 1 SMN	35,731	801,962
SpareBank 1 Sor-Norge ASA	56,999	1,266,387
		10,584,236
Broadline Retail — 0.7%
Europris ASA(a)	43,573	416,637
Chemicals — 4.1%
Elkem ASA(a)	79,266	255,095
Yara International ASA	45,801	2,318,548
		2,573,643
Construction & Engineering — 0.8%
Cadeler A/S(b)	62,491	401,495
Norconsult Norge A/S	29,849	127,442
		528,937
Containers & Packaging — 0.3%
Elopak ASA	37,143	209,772
Diversified Telecommunication Services — 4.3%
Telenor ASA	143,923	2,668,576
Electronic Equipment, Instruments & Components — 1.4%
Kitron ASA	60,132	672,644
NORBIT ASA	9,666	210,990
		883,634
Energy Equipment & Services — 6.4%
Aker Solutions ASA	81,211	352,212
BW Offshore Ltd.	25,322	135,821
DOF Group ASA	40,543	539,452
Odfjell Drilling Ltd.	32,847	368,415
Paratus Energy Services Ltd.	23,173	120,005
Subsea 7 SA	62,078	1,800,757
TGS ASA	54,061	646,312
		3,962,974
Food Products — 13.4%
Austevoll Seafood ASA	25,117	259,454
Bakkafrost P/F	13,880	665,567
Grieg Seafood ASA(b)	13,945	110,143
Leroy Seafood Group ASA	73,650	384,388
Mowi ASA	130,910	3,092,539
Orkla ASA	194,045	2,656,485
Salmar ASA	18,645	1,118,227
		8,286,803
Independent Power and Renewable Electricity Producers — 0.7%
Scatec ASA(a)(b)	34,897	449,962
Industrial Conglomerates — 1.0%
Aker ASA, Class A	6,138	595,900
Insurance — 7.4%
Gjensidige Forsikring ASA	55,308	1,562,681
Protector Forsikring ASA	14,770	804,047
Storebrand ASA	116,539	2,209,199
		4,575,927
Interactive Media & Services — 1.9%
Vend Marketplaces ASA, Class B	46,948	1,177,119
Security	Shares	Value
IT Services — 0.5%
Atea ASA	21,613	$328,463
Machinery — 1.8%
AutoStore Holdings Ltd.(a)(b)	329,693	376,914
TOMRA Systems ASA	61,255	759,245
		1,136,159
Marine Transportation — 2.6%
Hoegh Autoliners ASA	28,843	401,788
MPC Container Ships ASA	102,985	241,452
Odfjell SE, Class A	5,121	68,246
Stolt-Nielsen Ltd.	6,453	228,611
Wallenius Wilhelmsen ASA	29,066	404,315
Wilh Wilhelmsen Holding ASA, Class A	3,115	253,241
		1,597,653
Metals & Mining — 5.7%
Norsk Hydro ASA	382,365	3,547,745
Oil, Gas & Consumable Fuels — 19.2%
Aker BP ASA	87,087	2,645,932
BlueNord ASA	6,555	355,369
BW LPG Ltd.(a)	26,245	477,697
DNO ASA	121,053	210,661
Equinor ASA	225,787	6,765,518
Frontline PLC	39,870	1,484,632
		11,939,809
Passenger Airlines — 0.4%
Norwegian Air Shuttle ASA	144,227	252,096
Real Estate Management & Development — 0.4%
Entra ASA(a)	12,427	151,869
Public Property Invest AS	32,188	78,848
		230,717
Semiconductors & Semiconductor Equipment — 1.2%
Nordic Semiconductor ASA(b)(c)	49,448	745,147
Software — 0.3%
LINK Mobility Group Holding ASA(b)	70,403	160,598
Total Long-Term Investments — 99.6% (Cost: $51,600,566)		61,794,418
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	23,663	23,675
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	140,000	140,000
Total Short-Term Securities — 0.2% (Cost: $163,674)		163,675
Total Investments — 99.8% (Cost: $51,764,240)		61,958,093
Other Assets Less Liabilities — 0.2%		93,589
Net Assets — 100.0%		$62,051,682

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Norway ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,289,636	$—	$(1,266,024)(a)	$81	$(18)	$23,675	23,663	$2,959 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	130,000 (a)	—	—	—	140,000	140,000	504	—
				$81	$(18)	$163,675		$3,463	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50	32	03/20/26	$233	$6,009
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,009	$—	$—	$—	$6,009

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,874	$—	$—	$—	$6,874
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$5,987	$—	$—	$—	$5,987
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Norway ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$201,916
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,156,503	$56,637,915	$—	$61,794,418
Short-Term Securities
Money Market Funds	163,675	—	—	163,675
	$5,320,178	$56,637,915	$—	$61,958,093
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,009	$—	$—	$6,009

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Denmark ETF	iShares MSCI Kuwait ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$191,631,072	$71,840,357	$73,604,217	$61,794,418
Investments, at value—affiliated(c)	12,403,090	80,000	282,841	163,675
Cash	8,414	2,687	5,919	7,192
Foreign currency collateral pledged for futures contracts(d)	215,542	—	—	16,543
Foreign currency, at value(e)	51,071	37,693	12,585	163,917
Receivables:
Investments sold	4,723,582	1,249,029	1,028,458	199,971
Securities lending income—affiliated	7,445	—	405	24
Capital shares sold	—	—	—	148,006
Dividends—unaffiliated	—	—	94,262	40,683
Dividends—affiliated	144	733	48	283
Tax reclaims	2,260,513	—	—	11,117
Variation margin on futures contracts	—	—	223	—
Total assets	211,300,873	73,210,499	75,028,958	62,545,829
LIABILITIES
Collateral on securities loaned, at value	12,334,541	—	263,760	23,369
Payables:
Investments purchased	4,119,556	1,277,425	867,131	340,177
Investment advisory fees	84,226	41,250	28,872	22,009
IRS compliance fee for foreign withholding tax claims	—	—	—	105,381
Professional fees	—	—	—	2,599
Variation margin on futures contracts	1,402	30	—	612
Total liabilities	16,539,725	1,318,705	1,159,763	494,147
Commitments and contingent liabilities
NET ASSETS	$194,761,148	$71,891,794	$73,869,195	$62,051,682
NET ASSETS CONSIST OF
Paid-in capital	$222,637,242	$61,274,776	$147,302,302	$67,245,259
Accumulated earnings (loss)	(27,876,094)	10,617,018	(73,433,107)	(5,193,577)
NET ASSETS	$194,761,148	$71,891,794	$73,869,195	$62,051,682
NET ASSET VALUE
Shares outstanding	1,800,000	1,950,000	1,550,000	1,800,000
Net asset value	$108.20	$36.87	$47.66	$34.47
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$204,489,919	$55,294,814	$79,196,891	$51,600,566
(b) Securities loaned, at value	$11,891,125	$—	$251,783	$22,996
(c) Investments, at cost—affiliated	$12,403,090	$80,000	$282,841	$163,674
(d) Foreign currency collateral pledged, at cost	$215,407	$—	$—	$16,537
(e) Foreign currency, at cost	$47,690	$37,656	$12,357	$161,443
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Denmark ETF	iShares MSCI Kuwait ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF
INVESTMENT INCOME
Dividends—unaffiliated	$396,837	$192,824	$1,135,283	$586,094
Dividends—affiliated	1,370	2,388	619	504
Interest—unaffiliated	1,494	172	251	124
Securities lending income—affiliated—net	63,131	—	14,609	2,959
Other income—unaffiliated	—	—	—	29,869
Foreign taxes withheld	(53,420)	—	(144,686)	(88,480)
Foreign withholding tax claims	—	—	—	263,261
IRS compliance fee for foreign withholding tax claims	—	—	—	(105,381)
Total investment income	409,412	195,384	1,006,076	688,950
EXPENSES
Investment advisory	522,709	299,653	172,976	114,108
Commitment costs	940	398	329	200
Professional	—	—	—	2,578
Interest expense	—	1,813	—	—
Total expenses	523,649	301,864	173,305	116,886
Net investment income (loss)	(114,237)	(106,480)	832,771	572,064
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(4,414,986)	1,859,381	(793,423)	(82,706)
Investments—affiliated	237	—	57	81
Foreign currency transactions	(8,679)	(16,941)	(7,087)	12,445
Futures contracts	219,299	4,326	6,051	6,874
In-kind redemptions—unaffiliated(a)	—	—	2,826,847	—
	(4,204,129)	1,846,766	2,032,445	(63,306)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,978,093	(2,152,675)	1,230,580	9,282,883
Investments—affiliated	(299)	—	(181)	(18)
Foreign currency translations	18,181	889	(771)	3,199
Futures contracts	(148,012)	(190)	267	5,987
	3,847,963	(2,151,976)	1,229,895	9,292,051
Net realized and unrealized gain (loss)	(356,166)	(305,210)	3,262,340	9,228,745
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(470,403)	$(411,690)	$4,095,111	$9,800,809
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Denmark ETF		iShares MSCI Kuwait ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(114,237)	$3,890,943	$(106,480)	$2,488,400
Net realized gain (loss)	(4,204,129)	18,241,398	1,846,766	(626,364)
Net change in unrealized appreciation (depreciation)	3,847,963	(63,241,492)	(2,151,976)	12,249,793
Net increase (decrease) in net assets resulting from operations	(470,403)	(41,109,151)	(411,690)	14,111,829
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,721,730)(b)	(4,090,885)	(2,637,823)(b)	(2,774,730)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	11,415,360	(54,534,381)	(7,745,558)	12,449,002
NET ASSETS
Total increase (decrease) in net assets	8,223,227	(99,734,417)	(10,795,071)	23,786,101
Beginning of period	186,537,921	286,272,338	82,686,865	58,900,764
End of period	$194,761,148	$186,537,921	$71,891,794	$82,686,865

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
16

Statements of Changes in Net Assets(continued)

	iShares MSCI New Zealand ETF		iShares MSCI Norway ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$832,771	$1,735,097	$572,064	$1,535,709
Net realized gain (loss)	2,032,445	(5,057,437)	(63,306)	(417,054)
Net change in unrealized appreciation (depreciation)	1,229,895	(3,085,090)	9,292,051	5,347,751
Net increase (decrease) in net assets resulting from operations	4,095,111	(6,407,430)	9,800,809	6,466,406
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(920,374)(b)	(1,803,827)	(403,668)(b)	(1,567,328)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,496,438)	(8,813,569)	11,444,833	6,477,053
NET ASSETS
Total increase (decrease) in net assets	1,678,299	(17,024,826)	20,841,974	11,376,131
Beginning of period	72,190,896	89,215,722	41,209,708	29,833,577
End of period	$73,869,195	$72,190,896	$62,051,682	$41,209,708

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$109.73	$130.12	$104.42	$86.11	$115.08	$84.54
Net investment income (loss)(a)	(0.07)	1.87	1.52	2.23	1.37	0.76
Net realized and unrealized gain (loss)(b)	0.10	(20.27)	25.75	17.99	(28.97)	30.62
Net increase (decrease) from investment operations	0.03	(18.40)	27.27	20.22	(27.60)	31.38
Distributions from net investment income(c)	(1.56)(d)	(1.99)	(1.57)	(1.91)	(1.37)	(0.84)
Net asset value, end of period	$108.20	$109.73	$130.12	$104.42	$86.11	$115.08
Total Return(e)
Based on net asset value	(0.05)%(f)	(14.24)%	26.23%	23.48%	(24.07)%	37.21%
Ratios to Average Net Assets(g)
Total expenses	0.53%(h)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income (loss)	(0.12)%(h)	1.65%	1.32%	2.26%	1.37%	0.77%
Supplemental Data
Net assets, end of period (000)	$194,761	$186,538	$286,272	$245,394	$176,516	$166,868
Portfolio turnover rate(i)	4%	24%	14%	16%	12%	11%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Kuwait ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Period From 09/01/20(a) to 08/31/21
Net asset value, beginning of period	$38.46	$32.72	$31.62	$36.39	$33.93	$25.22
Net investment income (loss)(b)	(0.05)	1.21	1.03	1.19	0.87	0.66
Net realized and unrealized gain (loss)(c)	(0.28)	5.82	1.56	(4.09)	4.38	8.62
Net increase (decrease) from investment operations	(0.33)	7.03	2.59	(2.90)	5.25	9.28
Distributions(d)
From net investment income	(1.26)(e)	(1.29)	(1.49)	(1.14)	(2.79)	(0.57)
From net realized gain	—	—	—	(0.73)	—	—
Total distributions	(1.26)	(1.29)	(1.49)	(1.87)	(2.79)	(0.57)
Net asset value, end of period	$36.87	$38.46	$32.72	$31.62	$36.39	$33.93
Total Return(f)
Based on net asset value	(1.02)%(g)	21.97%	8.36%	(8.04)%	16.26%	37.03%(g)
Ratios to Average Net Assets(h)
Total expenses	0.74%(i)	0.75%	0.74%	0.74%	0.74%	0.74%(i)
Net investment income (loss)	(0.26)%(i)	3.45%	3.21%	3.62%	2.42%	2.24%(i)
Supplemental Data
Net assets, end of period (000)	$71,892	$82,687	$58,901	$58,495	$29,116	$18,662
Portfolio turnover rate(j)	8%	42%	51%	25%	26%	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$45.12	$49.56	$45.72	$47.00	$63.49	$60.80
Net investment income(a)	0.53	1.01	1.31	1.09	1.06	1.04
Net realized and unrealized gain (loss)(b)	2.59	(4.40)	3.86	(1.65)	(16.12)	2.97
Net increase (decrease) from investment operations	3.12	(3.39)	5.17	(0.56)	(15.06)	4.01
Distributions from net investment income(c)	(0.58)(d)	(1.05)	(1.33)	(0.72)	(1.43)	(1.32)
Net asset value, end of period	$47.66	$45.12	$49.56	$45.72	$47.00	$63.49
Total Return(e)
Based on net asset value	6.97%(f)	(6.90)%	11.52%	(1.25)%	(23.96)%	6.58%
Ratios to Average Net Assets(g)
Total expenses	0.49%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.35%(h)	2.20%	2.87%	2.26%	1.95%	1.64%
Supplemental Data
Net assets, end of period (000)	$73,869	$72,191	$89,216	$132,600	$115,147	$142,856
Portfolio turnover rate(i)	5%	37%	47%	34%	12%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$28.42	$24.86	$22.94	$25.92	$28.67	$22.40
Net investment income(a)	0.39	1.18	1.13	1.19	0.97	0.69
Net realized and unrealized gain (loss)(b)	5.94	3.50	2.08	(3.05)	(2.79)	6.30
Net increase (decrease) from investment operations	6.33	4.68	3.21	(1.86)	(1.82)	6.99
Distributions from net investment income(c)	(0.28)(d)	(1.12)	(1.29)	(1.12)	(0.93)	(0.72)
Net asset value, end of period	$34.47	$28.42	$24.86	$22.94	$25.92	$28.67
Total Return(e)
Based on net asset value	22.52%(f)	19.40%	14.30%	(7.05)%	(6.50)%	31.42%
Ratios to Average Net Assets(g)
Total expenses	0.54%(h)	0.53%	0.53%	0.53%	0.53%	0.53%
Total expenses excluding professional fees for foreign withholding tax claims	0.53%(h)	N/A	N/A	N/A	N/A	N/A
Net investment income	2.66%(h)	4.65%	4.78%	5.05%	3.39%	2.61%
Supplemental Data
Net assets, end of period (000)	$62,052	$41,210	$29,834	$34,411	$33,690	$45,868
Portfolio turnover rate(i)	2%	12%	13%	11%	27%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Denmark	Non-diversified
MSCI Kuwait	Non-diversified
MSCI New Zealand	Non-diversified
MSCI Norway	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Denmark
BNP Paribas SA	$1,271,370	$(1,271,370)	$—	$—
BofA Securities, Inc.	1,571,801	(1,571,801)	—	—
Goldman Sachs & Co. LLC	981,856	(981,856)	—	—
Morgan Stanley	7,330,824	(7,330,824)	—	—
STATE STREET BANK & TRUST COMPANY	717,324	(717,324)	—	—
UBS AG	17,950	(17,950)	—	—
	$11,891,125	$(11,891,125)	$—	$—
MSCI New Zealand
BofA Securities, Inc.	$218,112	$(218,112)	$—	$—
Macquarie Bank Ltd.	30,893	(30,893)	—	—
Morgan Stanley	2,778	(2,778)	—	—
	$251,783	$(251,783)	$—	$—
MSCI Norway
Jefferies LLC	$22,996	$(22,996)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI Denmark	0.53%
MSCI Kuwait	0.74
MSCI Norway	0.53
For its investment advisory services to the iShares MSCI New Zealand ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Denmark	$15,292
MSCI New Zealand	3,178
MSCI Norway	721
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Denmark	$5,872,557	$4,353,714	$(2,193,048)
MSCI New Zealand	—	556,531	(2,444)
MSCI Norway	36,971	135,325	(29,736)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Denmark	$7,494,492	$12,583,465
MSCI Kuwait	6,722,444	17,193,979
MSCI New Zealand	3,705,015	3,883,785
MSCI Norway	1,070,243	876,456
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark	$11,077,995	$—
MSCI New Zealand	30,359,331	31,827,931
MSCI Norway	11,387,809	—
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI Denmark	$(6,442,959)
MSCI Kuwait	(2,798,394)
MSCI New Zealand	(68,896,607)
MSCI Norway	(15,406,069)

(a)	Amounts available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark	$220,821,673	$32,915,977	$(49,842,285)	$(16,926,308)
MSCI Kuwait	59,014,349	19,074,816	(6,168,808)	12,906,008
MSCI New Zealand	80,538,865	3,979,067	(10,630,609)	(6,651,542)
MSCI Norway	51,992,391	12,437,104	(2,465,393)	9,971,711
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties  to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Denmark
Shares sold	100,000	$11,415,360	200,000	$24,063,969
Shares redeemed	—	—	(700,000)	(78,598,350)
	100,000	$11,415,360	(500,000)	$(54,534,381)
MSCI Kuwait
Shares sold	50,000	$2,010,734	900,000	$31,770,177
Shares redeemed	(250,000)	(9,756,292)	(550,000)	(19,321,175)
	(200,000)	$(7,745,558)	350,000	$12,449,002
MSCI New Zealand
Shares sold	650,000	$30,687,980	250,000	$12,367,442
Shares redeemed	(700,000)	(32,184,418)	(450,000)	(21,181,011)
	(50,000)	$(1,496,438)	(200,000)	$(8,813,569)
MSCI Norway
Shares sold	350,000	$11,444,833	400,000	$10,641,140
Shares redeemed	—	—	(150,000)	(4,164,087)
	350,000	$11,444,833	250,000	$6,477,053
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of February 28, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund(s) of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The iShares MSCI Norway ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
30

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI Emerging Markets Quality Factor ETF | EQLT | Cboe BZX Exchange
• iShares MSCI Emerging Markets Value Factor ETF | EVLU | Cboe BZX Exchange
• iShares MSCI Global Quality Factor ETF | AQLT | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.6%
Ambev SA	6,652	$21,112
Axia Energia	1,584	18,931
B3 SA - Brasil Bolsa Balcao	20,131	70,291
BB Seguridade Participacoes SA	2,337	15,810
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,749	52,502
Engie Brasil Energia SA	1,097	7,207
Equatorial SA	1,749	14,367
Localiza Rent a Car SA	2,844	28,160
NU Holdings Ltd./Cayman Islands, Class A(a)	9,643	144,452
PRIO SA/Brazil(a)	2,881	30,622
Raia Drogasil SA	1,436	7,025
Telefonica Brasil SA	1,040	8,760
Ultrapar Participacoes SA	1,444	7,267
Vale SA	7,665	132,278
Vibra Energia SA	1,411	8,235
WEG SA	5,748	55,725
		622,744
Chile — 0.4%
Banco de Chile	55,091	11,362
Empresas Copec SA	796	6,571
Enel Chile SA	132,454	11,087
Falabella SA	1,665	12,363
		41,383
China — 21.1%
AAC Technologies Holdings, Inc.	1,500	7,130
Alibaba Group Holding Ltd.	23,800	430,702
Anhui Conch Cement Co. Ltd., Class A	1,300	4,845
Anhui Conch Cement Co. Ltd., Class H	3,000	9,401
ANTA Sports Products Ltd.	3,600	38,955
Changchun High-Tech Industry Group Co. Ltd., Class A	300	4,182
China Hongqiao Group Ltd.	6,500	29,318
China Life Insurance Co. Ltd., Class H	24,000	96,279
China Merchants Bank Co. Ltd., Class A	1,400	7,901
China Merchants Bank Co. Ltd., Class H	6,500	40,435
China Merchants Port Holdings Co. Ltd.	4,000	8,937
China Overseas Land & Investment Ltd.	4,000	7,307
China Pacific Insurance Group Co. Ltd., Class A	1,600	9,505
China Pacific Insurance Group Co. Ltd., Class H	6,800	31,123
China Resources Beer Holdings Co. Ltd.	1,500	5,271
China Resources Gas Group Ltd.	3,100	8,306
China Resources Mixc Lifestyle Services Ltd.(b)	1,600	9,700
China Shenhua Energy Co. Ltd., Class H	7,500	43,001
China Tourism Group Duty Free Corp. Ltd., Class A	100	1,174
China Yangtze Power Co. Ltd., Class A	3,200	12,143
Chow Tai Fook Jewellery Group Ltd.	5,200	8,686
CMOC Group Ltd., Class H	12,000	36,917
Contemporary Amperex Technology Co. Ltd., Class A	700	34,801
Contemporary Amperex Technology Co. Ltd., Class H	100	6,319
CSPC Pharmaceutical Group Ltd.	12,000	15,106
East Money Information Co. Ltd., Class A	2,400	7,871
ENN Energy Holdings Ltd.	2,000	17,547
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,200	6,283
Foxconn Industrial Internet Co. Ltd., Class A	1,800	14,541
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,000	16,597
Geely Automobile Holdings Ltd.	13,000	26,836
Giant Biogene Holding Co. Ltd.(b)	1,200	4,886
Guangdong Investment Ltd.	6,000	5,844
Haier Smart Home Co. Ltd., Class A	2,400	8,150
Haitian International Holdings Ltd.	3,000	9,695
Security	Shares	Value
China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,000	$17,808
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	400	1,520
Jiangsu Expressway Co. Ltd., Class H	8,000	10,410
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	600	4,933
Kuaishou Technology(b)	6,900	54,714
Kunlun Energy Co. Ltd.	8,000	8,576
Kweichow Moutai Co. Ltd., Class A	300	63,580
Lenovo Group Ltd.	22,000	27,155
Li Ning Co. Ltd.	3,000	8,596
Longfor Group Holdings Ltd.(b)	3,000	3,798
Luzhou Laojiao Co. Ltd., Class A	500	8,044
Midea Group Co. Ltd., Class H	500	5,788
NetEase, Inc.	4,500	101,363
New China Life Insurance Co. Ltd., Class H	1,300	9,148
Nongfu Spring Co. Ltd., Class H(b)	6,800	41,026
PDD Holdings, Inc., ADR(a)	1,616	167,628
People's Insurance Co. Group of China Ltd. (The), Class H	15,000	12,253
PICC Property & Casualty Co. Ltd., Class H	18,000	37,140
Pop Mart International Group Ltd.(b)	2,000	58,846
SF Holding Co. Ltd., Class A	1,100	6,067
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	400	9,386
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	13,535
Shenzhou International Group Holdings Ltd.	1,000	8,042
Smoore International Holdings Ltd.(b)	3,000	4,534
Sungrow Power Supply Co. Ltd., Class A	400	8,398
Tencent Holdings Ltd.	5,700	375,025
Vipshop Holdings Ltd., ADR	879	15,312
Wanhua Chemical Group Co. Ltd., Class A	700	9,475
Want Want China Holdings Ltd.	16,000	10,021
Wuliangye Yibin Co. Ltd., Class A	700	10,606
WuXi AppTec Co. Ltd., Class H(b)	1,000	15,176
Xinyi Solar Holdings Ltd.	4,000	1,762
Yadea Group Holdings Ltd.(b)	4,000	5,822
Yum China Holdings, Inc.	515	28,492
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	7,138
Zhongji Innolight Co. Ltd., Class A	100	7,740
Zhuzhou CRRC Times Electric Co. Ltd., Class H	800	4,529
Zijin Gold International Co. Ltd.(a)	100	2,950
Zijin Mining Group Co. Ltd., Class A	2,000	11,540
Zijin Mining Group Co. Ltd., Class H	14,000	80,134
ZTO Express Cayman, Inc.	1,050	25,350
		2,329,054
Greece — 0.6%
Hellenic Telecommunications Organization SA	572	11,882
Jumbo SA	498	14,605
National Bank of Greece SA	1,868	30,386
OPAP Holding SA	409	7,636
		64,509
India — 14.6%
ABB India Ltd.	152	10,153
Adani Power Ltd.(a)	5,955	9,188
Ambuja Cements Ltd.	650	3,572
APL Apollo Tubes Ltd.	472	11,607
Asian Paints Ltd.	1,265	33,103
Astral Ltd.	400	7,341
AU Small Finance Bank Ltd.(b)	1,120	11,793
Bajaj Auto Ltd.	149	16,347
Bajaj Holdings & Investment Ltd.	88	10,462
Balkrishna Industries Ltd.	72	1,889
Bharat Electronics Ltd.	10,678	52,284
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Britannia Industries Ltd.	228	$15,043
CG Power & Industrial Solutions Ltd.	2,162	17,237
Cipla Ltd./India	986	14,642
Coal India Ltd.	4,588	21,736
Colgate-Palmolive India Ltd.	360	8,927
Cummins India Ltd.	400	21,571
Dabur India Ltd.	1,055	6,017
Divi's Laboratories Ltd.	240	16,940
Dixon Technologies India Ltd.	92	10,665
DLF Ltd.	1,320	8,771
Dr Reddy's Laboratories Ltd.	1,409	19,993
Eicher Motors Ltd.	416	36,657
GAIL India Ltd.	7,512	14,017
Havells India Ltd.	606	9,306
HCL Technologies Ltd.	1,993	30,506
HDFC Asset Management Co. Ltd.(b)	456	13,534
HDFC Life Insurance Co. Ltd.(b)	1,893	14,894
Hero MotoCorp Ltd.	412	25,888
Hindustan Aeronautics Ltd.	556	23,915
Hindustan Unilever Ltd.	995	25,582
Hyundai Motor India Ltd.	503	11,972
ICICI Bank Ltd.	11,819	179,728
ICICI Lombard General Insurance Co. Ltd.(b)	680	14,232
ICICI Prudential Life Insurance Co. Ltd.(b)	1,421	10,231
Indus Towers Ltd.(a)	2,675	13,402
IndusInd Bank Ltd.(a)	608	6,398
Infosys Ltd.	8,020	114,950
ITC Ltd.	5,523	19,058
Kotak Mahindra Bank Ltd.	11,870	54,248
LTIMindtree Ltd.(b)	283	13,924
Mankind Pharma Ltd.	312	7,720
Marico Ltd.	1,952	16,926
Maruti Suzuki India Ltd.	237	38,743
Nestle India Ltd.	2,234	31,744
NMDC Ltd.	10,270	9,242
Oracle Financial Services Software Ltd.	58	4,439
Page Industries Ltd.	27	9,540
Persistent Systems Ltd., NVS	295	15,395
Petronet LNG Ltd.	2,049	7,285
PI Industries Ltd.	255	8,750
Pidilite Industries Ltd.	1,000	16,415
Polycab India Ltd.	146	13,833
Power Grid Corp. of India Ltd.	9,124	30,002
Reliance Industries Ltd.	8,894	136,499
SBI Life Insurance Co. Ltd.(b)	1,541	34,532
Siemens Ltd.	194	7,297
Solar Industries India Ltd.	80	11,893
SRF Ltd.	117	3,301
Sun Pharmaceutical Industries Ltd.	2,183	41,850
Supreme Industries Ltd.	176	7,703
Suzlon Energy Ltd.(a)	17,762	8,347
Tata Consultancy Services Ltd.	2,272	66,032
Tech Mahindra Ltd.	548	8,201
Titan Co. Ltd.	459	21,865
Torrent Pharmaceuticals Ltd.	233	11,114
Trent Ltd.	284	12,203
Tube Investments of India Ltd.	122	3,691
UltraTech Cement Ltd.	115	16,034
Vedanta Ltd.	3,619	28,623
Wipro Ltd.	3,100	6,870
Zydus Lifesciences Ltd.	695	7,073
		1,604,885
Security	Shares	Value
Indonesia — 1.3%
Astra International Tbk PT	12,500	$4,974
Bank Central Asia Tbk PT	168,600	71,990
Bank Mandiri Persero Tbk PT	87,100	27,338
Bank Rakyat Indonesia Persero Tbk PT	155,400	36,165
		140,467
Kuwait — 0.3%
Kuwait Finance House KSCP	14,855	38,942
Malaysia — 1.4%
AMMB Holdings Bhd	6,400	10,571
CELCOMDIGI Bhd	3,900	3,197
Hong Leong Bank Bhd	2,200	13,159
Malayan Banking Bhd	6,300	19,357
Maxis Bhd	7,200	7,178
MISC Bhd	2,100	4,354
Nestle Malaysia Bhd	300	8,473
Petronas Chemicals Group Bhd	4,800	3,701
Petronas Dagangan Bhd	1,600	9,038
Petronas Gas Bhd	2,900	13,373
Press Metal Aluminium Holdings Bhd	10,700	19,594
Public Bank Bhd	35,900	45,458
		157,453
Mexico — 2.4%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,086	16,590
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,056	27,556
Grupo Aeroportuario del Sureste SAB de CV, Class B	551	19,806
Grupo Carso SAB de CV, Series A1, Class A	949	7,436
Grupo Financiero Banorte SAB de CV, Class O	3,076	35,077
Grupo Financiero Inbursa SAB de CV, Class O	4,255	10,822
Grupo Mexico SAB de CV, Series B, Class B	6,464	82,209
Kimberly-Clark de Mexico SAB de CV, Class A	1,850	4,644
Promotora y Operadora de Infraestructura SAB de CV	644	10,611
Wal-Mart de Mexico SAB de CV	14,017	45,367
		260,118
Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	385	16,813
Southern Copper Corp.	303	66,180
		82,993
Philippines — 0.5%
Bank of the Philippine Islands	4,800	9,656
BDO Unibank, Inc.	5,591	13,296
Jollibee Foods Corp.	1,360	5,051
Manila Electric Co.	1,300	14,383
PLDT, Inc.	55	1,335
SM Prime Holdings, Inc.	17,000	6,333
		50,054
Poland — 1.3%
Bank Polska Kasa Opieki SA	440	27,879
CD Projekt SA	101	6,859
mBank SA(a)	52	15,113
Powszechna Kasa Oszczednosci Bank Polski SA	2,055	53,242
Powszechny Zaklad Ubezpieczen SA	1,279	24,232
Santander Bank Polska SA	88	14,615
		141,940
Qatar — 0.4%
Industries Qatar QSC	2,057	6,823
Nebras Energy	1,546	6,257
Qatar Fuel QSC	1,677	6,810
Qatar Islamic Bank QPSC	3,660	23,786
		43,676
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia — 3.6%
Al Rajhi Bank	3,408	$91,396
Arab National Bank	1,977	10,845
Arabian Internet & Communications Services Co.	88	4,381
Bank AlBilad	1,782	12,112
Bupa Arabia for Cooperative Insurance Co.	332	15,723
Co. for Cooperative Insurance(The)	248	8,959
Dr Sulaiman Al Habib Medical Services Group Co.	286	17,613
Elm Co.	89	15,172
Jarir Marketing Co.	1,638	6,107
Mouwasat Medical Services Co.	312	5,293
Riyad Bank	3,391	25,022
SABIC Agri-Nutrients Co.	503	16,579
Saudi Arabian Oil Co.(b)	12,874	85,799
Saudi Awwal Bank	2,343	21,332
Saudi Tadawul Group Holding Co.	159	5,799
Saudi Telecom Co.	4,483	49,941
		392,073
South Africa — 5.4%
Capitec Bank Holdings Ltd.	311	92,672
Clicks Group Ltd.	678	13,566
Discovery Ltd.	647	10,619
FirstRand Ltd.	13,184	82,157
Gold Fields Ltd.	2,369	138,838
Harmony Gold Mining Co. Ltd.	1,396	31,766
Impala Platinum Holdings Ltd.	1,060	23,549
Nedbank Group Ltd.	1,022	20,217
NEPI Rockcastle NV	680	6,322
OUTsurance Group Ltd.	2,771	12,785
Remgro Ltd.	1,540	18,751
Sanlam Ltd.	5,777	38,585
Standard Bank Group Ltd.	3,011	60,640
Valterra Platinum Ltd.	212	24,891
Vodacom Group Ltd.	1,760	17,987
		593,345
South Korea — 20.0%
DB Insurance Co. Ltd.	113	14,356
Hanmi Semiconductor Co. Ltd.	145	32,678
Hanwha Aerospace Co. Ltd.	39	32,420
HD Hyundai Electric Co. Ltd.	48	35,043
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	51	15,953
Hyundai Glovis Co. Ltd.	116	23,357
Hyundai Mobis Co. Ltd.	112	40,259
Hyundai Rotem Co. Ltd.	176	28,139
Kia Corp.	264	37,696
Krafton, Inc.	41	7,080
LG Corp.	120	8,979
Samsung Biologics Co. Ltd.(a)(b)	22	27,143
Samsung C&T Corp.	78	19,008
Samsung Electronics Co. Ltd.	6,603	988,279
Samsung Fire & Marine Insurance Co. Ltd.	90	33,160
Samsung Life Insurance Co. Ltd.	115	18,410
Samsung SDS Co. Ltd.	37	5,014
SK Hynix, Inc.	1,128	834,034
		2,201,008
Taiwan — 15.3%
Accton Technology Corp.	8,000	352,042
Asia Vital Components Co. Ltd.	6,000	329,919
ASPEED Technology, Inc.	1,000	308,663
Catcher Technology Co. Ltd.	1,000	6,107
eMemory Technology, Inc.	1,000	79,528
Fortune Electric Co. Ltd.	2,200	74,209
Security	Shares	Value
Taiwan (continued)
Global Unichip Corp.	1,000	$87,568
International Games System Co. Ltd., Class C	4,000	88,500
Realtek Semiconductor Corp.	7,000	107,135
Wiwynn Corp.	2,000	251,342
		1,685,013
Thailand — 1.5%
Advanced Info Service PCL, NVDR	1,600	19,552
Bangkok Dusit Medical Services PCL, NVDR	17,100	11,908
Bumrungrad Hospital PCL, NVDR	1,900	12,988
Delta Electronics Thailand PCL, NVDR	6,300	56,422
Gulf Development PCL, NVDR(a)	13,600	27,115
PTT Exploration & Production PCL, NVDR	3,800	16,808
SCB X PCL, NVDR	3,100	14,801
Siam Cement PCL (The), NVDR	1,200	8,682
		168,276
Turkey — 0.4%
Akbank TAS	3,673	7,552
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,548	11,354
BIM Birlesik Magazalar A/S	534	8,133
Ford Otomotiv Sanayi AS	1,953	5,161
Turkcell Iletisim Hizmetleri AS	2,598	6,863
Turkiye Is Bankasi AS, Class C	13,094	5,051
		44,114
United Arab Emirates — 2.2%
Abu Dhabi Islamic Bank PJSC	5,735	39,824
ADNOC Drilling Co. PJSC	9,477	13,210
Adnoc Gas PLC	12,303	11,386
Aldar Properties PJSC	9,359	27,520
Dubai Islamic Bank PJSC	4,963	11,209
Emaar Development PJSC	2,994	15,773
Emaar Properties PJSC	17,645	77,875
Emirates NBD Bank PJSC	5,679	51,022
		247,819
Total Common Stocks — 99.0% (Cost: $7,827,822)		10,909,866
Preferred Stocks
Brazil — 0.8%
Axia Energia, Preference Shares, NVS	416	4,791
Cia Energetica de Minas Gerais, Preference Shares, NVS	6,584	15,502
Gerdau SA, Preference Shares, NVS	1,886	7,722
Itausa SA, Preference Shares, NVS	21,548	59,980
		87,995
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	147	11,219
Total Preferred Stocks — 0.9% (Cost: $67,585)		99,214
Total Investments — 99.9% (Cost: $7,895,407)		11,009,080
Other Assets Less Liabilities — 0.1%		13,482
Net Assets — 100.0%		$11,022,562

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Quality Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$9,600	$—	$(9,600)(b)	$—	$—	$—	—	$106 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0 (b)	—	—	—	—	142	—
				$—	$—	$—		$248	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,647,225	$9,262,641	$—	$10,909,866
Preferred Stocks	87,995	11,219	—	99,214
	$1,735,220	$9,273,860	$—	$11,009,080
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 4.2%
Ambev SA	28,796	$91,390
Banco do Brasil SA	6,950	36,536
JBS NV, Class A(a)	2,673	45,147
Petroleo Brasileiro SA - Petrobras	10,532	87,785
PRIO SA/Brazil(a)	4,161	44,228
Suzano SA	1,362	15,409
Vale SA	13,368	230,697
Vibra Energia SA	2,739	15,986
		567,178
Chile — 0.4%
Cencosud SA	6,369	19,904
Empresas CMPC SA	6,046	8,961
Empresas Copec SA	1,920	15,849
Enel Chile SA	143,604	12,020
		56,734
China — 25.7%
3SBio, Inc.(b)	8,000	22,552
AAC Technologies Holdings, Inc.	1,500	7,130
Agricultural Bank of China Ltd., Class A	6,900	6,436
Agricultural Bank of China Ltd., Class H	88,000	59,584
Anhui Conch Cement Co. Ltd., Class H	5,000	15,668
Anhui Gujing Distillery Co. Ltd., Class B	100	887
Baidu, Inc., Class A(a)	14,350	222,903
Bank of China Ltd., Class H	290,000	171,607
Bank of Communications Co. Ltd., Class A	12,800	12,217
Bank of Communications Co. Ltd., Class H	40,000	35,007
Beijing Enterprises Holdings Ltd.	3,500	15,741
BYD Electronic International Co. Ltd.	5,000	20,516
China CITIC Bank Corp. Ltd., Class H	39,000	35,884
China Coal Energy Co. Ltd., Class H	13,000	21,589
China Construction Bank Corp., Class H	380,000	386,610
China Feihe Ltd.(b)	30,000	14,551
China Galaxy Securities Co. Ltd., Class H	8,000	10,103
China Gas Holdings Ltd.	21,200	21,933
China Hongqiao Group Ltd.	7,000	31,573
China Life Insurance Co. Ltd., Class H	30,000	120,349
China Longyuan Power Group Corp. Ltd., Class H	13,000	12,558
China Mengniu Dairy Co. Ltd.	12,000	24,728
China Merchants Bank Co. Ltd., Class A	6,900	38,940
China Merchants Bank Co. Ltd., Class H	13,500	83,979
China Merchants Port Holdings Co. Ltd.	8,000	17,875
China Minsheng Banking Corp. Ltd., Class A	12,100	6,842
China Minsheng Banking Corp. Ltd., Class H	27,000	13,952
China National Building Material Co. Ltd., Class H	12,000	10,404
China Overseas Land & Investment Ltd.	6,500	11,875
China Pacific Insurance Group Co. Ltd., Class H	10,800	49,431
China Petroleum & Chemical Corp., Class H	68,000	47,319
China Railway Group Ltd., Class A	11,400	10,464
China Railway Group Ltd., Class H	30,000	19,852
China Resources Beer Holdings Co. Ltd.	7,500	26,357
China Resources Land Ltd.	6,500	26,271
China Resources Power Holdings Co. Ltd.	8,000	19,072
China State Construction Engineering Corp. Ltd., Class A	16,800	12,336
China State Construction International Holdings Ltd.	14,000	16,628
China Tower Corp. Ltd., Class H(b)	33,900	48,237
China United Network Communications Ltd., Class A	16,200	11,608
China Vanke Co. Ltd., Class A(a)	2,400	1,692
CITIC Ltd.	22,000	35,071
Cosco Shipping Holdings Co. Ltd., Class A	5,800	12,680
Cosco Shipping Holdings Co. Ltd., Class H	15,000	29,108
Security	Shares	Value
China (continued)
CRRC Corp. Ltd., Class H	30,000	$22,212
CSPC Pharmaceutical Group Ltd.	36,000	45,317
Dongfeng Motor Group Co. Ltd., Class H(a)	12,000	15,012
GCL Technology Holdings Ltd.(a)	43,000	6,575
Geely Automobile Holdings Ltd.	30,000	61,930
Great Wall Motor Co. Ltd., Class H	15,000	24,579
Guangdong Investment Ltd.	12,000	11,689
Guotai Haitong Securities Co. Ltd., Class H(b)	8,000	16,291
Haier Smart Home Co. Ltd., Class A	12,000	40,748
Haitian International Holdings Ltd.	6,000	19,389
Hengan International Group Co. Ltd.	3,000	11,161
Huaneng Power International, Inc., Class H	18,000	13,858
Huayu Automotive Systems Co. Ltd., Class A	2,400	6,755
Industrial & Commercial Bank of China Ltd., Class A	2,000	2,017
Industrial & Commercial Bank of China Ltd., Class H	264,000	217,129
Industrial Bank Co. Ltd., Class A	3,300	8,807
JD.com, Inc., Class A	8,850	117,490
Jiangsu Expressway Co. Ltd., Class H	4,000	5,205
Jiangxi Copper Co. Ltd., Class H	4,000	23,204
KE Holdings, Inc., Class A	2,657	14,639
Kunlun Energy Co. Ltd.	12,000	12,863
Lenovo Group Ltd.	50,000	61,716
Li Ning Co. Ltd.	12,000	34,384
New China Life Insurance Co. Ltd., Class H	3,900	27,445
Orient Overseas International Ltd.	500	9,549
People's Insurance Co. Group of China Ltd. (The), Class H	36,000	29,408
PetroChina Co. Ltd., Class H	42,000	51,155
Ping An Insurance Group Co. of China Ltd., Class H	19,500	168,687
Postal Savings Bank of China Co. Ltd., Class H(b)	56,000	35,238
SAIC Motor Corp. Ltd., Class A	2,800	5,839
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,000	7,808
Shanghai Pudong Development Bank Co. Ltd., Class A	6,000	8,496
Sinopharm Group Co. Ltd., Class H	6,000	16,176
Sinotruk Hong Kong Ltd.	4,500	23,689
Sunny Optical Technology Group Co. Ltd.	2,900	21,445
Tingyi Cayman Islands Holding Corp.	8,000	13,360
Tsingtao Brewery Co. Ltd., Class H	2,000	13,531
Vipshop Holdings Ltd., ADR	2,205	38,411
Want Want China Holdings Ltd.	12,000	7,516
Weichai Power Co. Ltd., Class H	12,000	49,936
Wens Foodstuff Group Co. Ltd., Class A	2,900	6,755
Xiaomi Corp., Class B(a)(b)	51,400	227,338
Xinyi Solar Holdings Ltd.	42,000	18,504
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,000	16,985
ZTE Corp., Class H	4,000	13,859
		3,424,219
Greece — 0.3%
Alpha Bank SA	5,687	25,014
Jumbo SA	587	17,215
		42,229
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	1,206	13,349
Richter Gedeon Nyrt	987	36,953
		50,302
India — 11.4%
Aurobindo Pharma Ltd.	1,575	21,195
Bajaj Auto Ltd.	195	21,394
Bank of Baroda	4,008	14,199
Bharat Petroleum Corp. Ltd.	4,027	17,061
Canara Bank	12,498	21,637
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Cipla Ltd./India	1,645	$24,428
Coal India Ltd.	357	1,691
DLF Ltd.	1,275	8,472
Dr Reddy's Laboratories Ltd.	3,374	47,876
HCL Technologies Ltd.	2,641	40,424
Hero MotoCorp Ltd.	321	20,170
Hindalco Industries Ltd.	4,512	45,919
Hindustan Petroleum Corp. Ltd.	3,444	16,611
Indian Oil Corp. Ltd.	8,128	16,753
Indus Towers Ltd.(a)	12,289	61,571
IndusInd Bank Ltd.(a)	873	9,186
Info Edge India Ltd.	2,126	24,081
Infosys Ltd.	12,494	179,075
Jindal Steel Ltd.	1,083	14,830
JSW Steel Ltd.	1,238	17,243
LTIMindtree Ltd.(b)	243	11,956
Lupin Ltd.	802	20,385
Mahindra & Mahindra Ltd.	4,062	151,823
Maruti Suzuki India Ltd.	502	82,064
MRF Ltd.	7	10,855
NTPC Ltd.	13,454	56,550
Oil & Natural Gas Corp. Ltd.	10,653	32,832
Power Finance Corp. Ltd.	1,540	7,013
Punjab National Bank	12,067	17,185
REC Ltd.	3,501	13,484
Samvardhana Motherson International Ltd.	18,198	26,708
Shriram Finance Ltd.	3,223	38,320
State Bank of India	7,057	93,306
Sun Pharmaceutical Industries Ltd.	4,328	82,973
Tata Consultancy Services Ltd.	3,108	90,329
Tata Motors Passenger Vehicles Limited	7,687	32,375
Tata Steel Ltd.	13,206	30,877
Tech Mahindra Ltd.	1,687	25,245
Union Bank of India Ltd.	14,563	32,416
Vedanta Ltd.	2,547	20,145
Wipro Ltd.	10,167	22,531
		1,523,188
Indonesia — 1.7%
Astra International Tbk PT	173,200	68,916
Bank Mandiri Persero Tbk PT	79,200	24,859
Bank Negara Indonesia Persero Tbk PT	26,700	6,998
Charoen Pokphand Indonesia Tbk PT	39,100	9,905
Telkom Indonesia Persero Tbk PT	470,400	99,327
United Tractors Tbk PT	8,100	13,796
		223,801
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	13,321	23,541
Malaysia — 0.6%
AMMB Holdings Bhd	4,800	7,928
CIMB Group Holdings Bhd	15,700	32,419
IOI Corp. Bhd	11,100	11,286
Kuala Lumpur Kepong Bhd	1,000	4,883
MISC Bhd	7,200	14,929
RHB Bank Bhd	4,800	10,358
		81,803
Mexico — 3.1%
America Movil SAB de CV, Series B, Class B	148,066	192,498
Arca Continental SAB de CV	3,432	41,307
Cemex SAB de CV, NVS	26,388	33,035
Coca-Cola Femsa SAB de CV	4,007	44,542
Security	Shares	Value
Mexico (continued)
Gruma SAB de CV, Class B	1,325	$23,753
Grupo Bimbo SAB de CV, Series A, Class A	5,242	19,017
Grupo Financiero Inbursa SAB de CV, Class O	6,389	16,249
Promotora y Operadora de Infraestructura SAB de CV	1,724	28,405
Sigma Foods SAB de CV, Class A	14,131	15,877
		414,683
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	248	10,830
Philippines — 0.6%
Ayala Corp.	850	8,844
BDO Unibank, Inc.	9,470	22,521
Metropolitan Bank & Trust Co.	8,180	10,923
PLDT, Inc.	285	6,917
SM Investments Corp.	1,950	23,840
SM Prime Holdings, Inc.	5,600	2,086
		75,131
Poland — 1.3%
Bank Polska Kasa Opieki SA	464	29,399
KGHM Polska Miedz SA(a)	428	40,361
LPP SA	2	11,573
ORLEN SA	2,024	65,192
PGE Polska Grupa Energetyczna SA(a)	8,139	25,704
		172,229
Qatar — 0.3%
Commercial Bank PSQC(The)	5,046	6,715
Industries Qatar QSC	3,516	11,663
Ooredoo QPSC	5,750	21,388
		39,766
Saudi Arabia — 2.8%
Almarai Co. JSC	1,700	18,074
Arab National Bank	2,554	14,011
Banque Saudi Fransi	2,587	13,664
Etihad Etisalat Co.	1,254	21,465
Jarir Marketing Co.	4,725	17,616
Riyad Bank	1,977	14,588
SABIC Agri-Nutrients Co.	412	13,580
Saudi Awwal Bank	4,027	36,663
Saudi Basic Industries Corp.	1,437	20,764
Saudi Electricity Co.	2,338	8,423
Saudi Telecom Co.	16,996	189,336
		368,184
South Africa — 4.8%
Absa Group Ltd.	2,056	35,137
Gold Fields Ltd.	2,802	164,214
Harmony Gold Mining Co. Ltd.	2,709	61,643
Impala Platinum Holdings Ltd.	1,880	41,765
MTN Group Ltd.	8,547	111,172
Nedbank Group Ltd.	1,948	38,535
Pepkor Holdings Ltd.(b)	17,157	28,565
Reinet Investments SCA	577	20,391
Remgro Ltd.	2,052	24,985
Sasol Ltd.(a)	2,335	21,276
Sibanye Stillwater Ltd.(a)	8,212	36,479
Vodacom Group Ltd.	5,737	58,632
		642,794
South Korea — 18.0%
DB Insurance Co. Ltd.	277	35,192
Hankook Tire & Technology Co. Ltd.	499	25,275
Hyundai Mobis Co. Ltd.	554	199,137
Hyundai Motor Co.	815	382,092
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Industrial Bank of Korea	1,449	$25,950
Kia Corp.	1,834	261,872
Korea Electric Power Corp.	1,050	42,204
LG Corp.	1,099	82,237
LG Display Co. Ltd.(a)	1,531	15,280
LG Electronics, Inc.	656	66,364
LG Uplus Corp.	1,418	16,314
POSCO Holdings, Inc.	213	61,131
Samsung Electronics Co. Ltd.	7,628	1,141,692
Samsung SDS Co. Ltd.	341	46,212
		2,400,952
Taiwan — 18.4%
ASE Technology Holding Co. Ltd.	16,000	192,793
Asia Cement Corp.	3,000	3,435
Asustek Computer, Inc.	5,000	84,490
Catcher Technology Co. Ltd.	3,000	18,321
Cathay Financial Holding Co. Ltd.	32,000	81,152
Chailease Holding Co. Ltd.	3,060	10,136
Compal Electronics, Inc.	25,000	25,080
E Ink Holdings, Inc.	4,000	23,676
Eva Airways Corp.	18,000	21,794
Evergreen Marine Corp. Taiwan Ltd.	13,000	81,585
Far Eastern New Century Corp.	6,000	5,519
Formosa Chemicals & Fibre Corp.	12,000	19,402
Formosa Plastics Corp.	10,000	16,404
Gigabyte Technology Co. Ltd.	2,000	15,155
Globalwafers Co. Ltd.	1,000	14,402
Gold Circuit Electronics Ltd.	1,000	25,977
Hon Hai Precision Industry Co. Ltd.	63,000	481,874
Innolux Corp.	28,000	23,762
Inventec Corp.	7,000	10,253
KGI Financial Holding Co. Ltd.	54,560	38,121
Largan Precision Co. Ltd.	1,000	80,149
Lite-On Technology Corp.	6,000	32,751
MediaTek, Inc.	8,000	492,796
Nan Ya Plastics Corp.	8,000	23,210
Novatek Microelectronics Corp.	3,000	37,460
Pegatron Corp.	14,000	32,768
Quanta Computer, Inc.	14,000	128,481
Realtek Semiconductor Corp.	2,000	30,610
TCC Group Holdings Co. Ltd.	12,000	10,105
Unimicron Technology Corp.	3,067	46,393
United Microelectronics Corp.	85,000	175,853
Vanguard International Semiconductor Corp.	5,000	21,197
Wan Hai Lines Ltd.	3,000	7,332
Wistron Corp.	6,000	25,633
Yageo Corp.	7,000	65,570
Yang Ming Marine Transport Corp.	12,000	21,979
Zhen Ding Technology Holding Ltd.	4,000	26,445
		2,452,063
Thailand — 0.9%
Charoen Pokphand Foods PCL, NVDR	33,900	22,878
Security	Shares	Value
Thailand (continued)
Kasikornbank PCL, NVDR	2,800	$18,100
Krung Thai Bank PCL, NVDR	14,600	16,077
PTT Exploration & Production PCL, NVDR	5,200	23,001
PTT PCL, NVDR	17,600	20,947
SCB X PCL, NVDR	2,800	13,369
Siam Cement PCL (The), NVDR	1,400	10,129
		124,501
Turkey — 0.7%
Akbank TAS	12,581	25,869
Turk Hava Yollari AO	4,160	29,159
Turkiye Is Bankasi AS, Class C	43,242	16,679
Yapi ve Kredi Bankasi A/S(a)	20,079	19,832
		91,539
United Arab Emirates — 1.3%
Aldar Properties PJSC	8,480	24,935
Emaar Properties PJSC	22,498	99,293
Emirates NBD Bank PJSC	5,352	48,084
		172,312
Total Common Stocks — 97.2% (Cost: $10,032,134)		12,957,979
Preferred Stocks
Brazil — 1.0%
Axia Energia
Preference Shares, NVS	866	11,294
Preference Shares, NVS	226	2,603
Gerdau SA, Preference Shares, NVS	3,656	14,969
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	14,086	108,067
		136,933
South Korea — 1.5%
Hyundai Motor Co.
Preference Shares, NVS	106	23,701
Series 2, Preference Shares, NVS	170	38,230
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,411	141,720
		203,651
Total Preferred Stocks — 2.5% (Cost: $213,265)		340,584
Total Investments — 99.7% (Cost: $10,245,399)		13,298,563
Other Assets Less Liabilities — 0.3%		36,319
Net Assets — 100.0%		$13,334,882

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Value Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,680	$—	$(3,680)(b)	$—	$—	$—	—	$113 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0 (b)	—	—	—	—	30	—
				$—	$—	$—		$143	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
STOXX Euro 600	1	03/20/26	$37	$1,352
Derivative Financial Instruments Categorized by Risk Exposure
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,352	$—	$—	$—	$1,352

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$440	$—	$—	$—	$440
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,146	$—	$—	$—	$1,146
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,260
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Value Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,632,845	$11,325,134	$—	$12,957,979
Preferred Stocks	136,933	203,651	—	340,584
	$1,769,778	$11,528,785	$—	$13,298,563
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,352	$—	$—	$1,352

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.3%
Aristocrat Leisure Ltd.	3,820	$130,593
ASX Ltd.	1,232	46,428
BHP Group Ltd.	33,088	1,342,554
Brambles Ltd.	9,514	169,674
Cochlear Ltd.	467	66,129
Computershare Ltd.	3,976	87,667
Fortescue Ltd.	10,980	164,933
Medibank Pvt Ltd.	20,130	62,737
Pro Medicus Ltd.	609	56,203
REA Group Ltd.	468	55,368
Rio Tinto Ltd.	2,356	280,081
Wesfarmers Ltd.	8,110	459,457
		2,921,824
Austria — 0.0%
Verbund AG	428	30,475
Belgium — 0.0%
Lotus Bakeries NV	3	37,312
Brazil — 0.3%
Ambev SA	30,868	97,966
B3 SA - Brasil Bolsa Balcao	35,759	124,858
BB Seguridade Participacoes SA	7,320	49,519
Caixa Seguridade Participacoes S/A	5,594	19,413
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,284	98,581
CPFL Energia SA	1,433	14,074
Localiza Rent a Car SA	7,581	75,063
PRIO SA/Brazil(a)	7,152	76,019
WEG SA	13,490	130,782
		686,275
Canada — 0.3%
Brookfield Asset Management Ltd., Class A	3,706	173,040
Celestica, Inc.(a)	942	261,582
CGI, Inc.	1,303	95,295
Lundin Gold, Inc.	642	60,513
Toromont Industries Ltd.	522	81,014
		671,444
China — 1.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	900	3,209
Aier Eye Hospital Group Co. Ltd., Class A	15,000	23,146
Anhui Gujing Distillery Co. Ltd., Class A	200	3,531
Anhui Gujing Distillery Co. Ltd., Class B	100	887
Anker Innovations Technology Co. Ltd., Class A	300	4,222
ANTA Sports Products Ltd.	8,600	93,060
Bosideng International Holdings Ltd.	42,000	26,036
China Hongqiao Group Ltd.	18,500	83,444
China Resources Beer Holdings Co. Ltd.	10,500	36,899
China Resources Mixc Lifestyle Services Ltd.(b)	5,000	30,312
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	630	2,652
Chow Tai Fook Jewellery Group Ltd.	14,800	24,722
CMOC Group Ltd., Class A	7,500	26,186
CMOC Group Ltd., Class H	24,000	73,834
Eastroc Beverage Group Co. Ltd., Class A	300	10,556
Eoptolink Technology, Inc. Ltd., Class A	500	26,101
Focus Media Information Technology Co. Ltd., Class A	7,500	7,720
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,200	11,519
Foxconn Industrial Internet Co. Ltd., Class A	7,500	60,589
Security	Shares	Value
China (continued)
Fuyao Glass Industry Group Co. Ltd., Class A	600	$5,271
Fuyao Glass Industry Group Co. Ltd., Class H(b)	4,400	36,512
Giant Biogene Holding Co. Ltd.(b)	3,200	13,028
Goneo Group Co. Ltd., Class A	500	3,171
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,200	6,546
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,000	44,520
Hithink RoyalFlush Information Network Co. Ltd., Class A	300	14,509
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,609
Imeik Technology Development Co. Ltd., Class A	200	4,157
Jiangsu Hengli Hydraulic Co. Ltd., Class A	300	4,934
Jiangsu King's Luck Brewery JSC Ltd., Class A	471	2,144
Kingnet Network Co. Ltd., Class A	83	274
Kuaishou Technology(b)	22,500	178,415
Kweichow Moutai Co. Ltd., Class A	700	148,353
Laopu Gold Co. Ltd., Class H	200	18,390
Lenovo Group Ltd.	52,000	64,185
Luzhou Laojiao Co. Ltd., Class A	800	12,870
Midea Group Co. Ltd., Class A	1,376	15,756
Midea Group Co. Ltd., Class H	2,800	32,411
MINISO Group Holding Ltd.	3,200	14,508
NARI Technology Co. Ltd., Class A	700	2,784
NAURA Technology Group Co. Ltd., Class A	170	11,671
NetEase, Inc.	15,000	337,878
Ningbo Deye Technology Co. Ltd., Class A	340	5,173
Nongfu Spring Co. Ltd., Class H(b)	15,000	90,498
PDD Holdings, Inc., ADR(a)	5,236	543,130
Pop Mart International Group Ltd.(b)	5,200	152,999
Shaanxi Coal Industry Co. Ltd., Class A	4,100	14,154
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	200	2,703
Shanghai Baosight Software Co. Ltd., Class A	1,200	4,224
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	280	6,182
Shanjin International Gold Co. Ltd., Class A	1,100	4,988
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	16,425
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	800	21,656
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	900	6,868
Sungrow Power Supply Co. Ltd., Class A	800	16,796
Suzhou TFC Optical Communication Co. Ltd., Class A	460	24,588
Tingyi Cayman Islands Holding Corp.	14,000	23,379
Tsingtao Brewery Co. Ltd., Class H	6,000	40,593
Victory Giant Technology Huizhou Co. Ltd., Class A	300	13,300
Vipshop Holdings Ltd., ADR	2,233	38,899
Want Want China Holdings Ltd.	75,000	46,974
Wuliangye Yibin Co. Ltd., Class A	1,900	28,788
WUS Printed Circuit Kunshan Co. Ltd., Class A	900	10,932
WuXi AppTec Co. Ltd., Class A	1,000	14,286
WuXi AppTec Co. Ltd., Class H(b)	2,900	44,011
WuXi XDC Cayman, Inc.(a)	2,500	20,197
Yadea Group Holdings Ltd.(b)	8,000	11,643
Yealink Network Technology Corp. Ltd., Class A	1,600	8,750
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	9,517
Zhejiang NHU Co. Ltd., Class A	500	2,294
Zhejiang Weiming Environment Protection Co. Ltd., Class A	700	2,873
Zhongji Innolight Co. Ltd., Class A	500	38,702
Zijin Gold International Co. Ltd.(a)	1,500	44,256
Zijin Mining Group Co. Ltd., Class A	7,500	43,274
Zijin Mining Group Co. Ltd., Class H	38,000	217,507
		3,095,080
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark — 0.7%
Carlsberg A/S, Class B	632	$98,318
Coloplast A/S, Class B	808	62,606
Genmab A/S(a)	522	153,691
Novo Nordisk A/S, Class B	30,763	1,163,565
Rockwool AS, Class B	658	21,818
		1,499,998
Egypt — 0.0%
Commercial International Bank - Egypt(CIB)	21,984	61,207
Eastern Co. SAE	9,299	7,951
		69,158
Finland — 0.3%
Elisa OYJ	1,099	56,449
Kone OYJ, Class B	3,453	260,333
Metso OYJ	4,075	84,718
Orion OYJ, Class B	1,012	81,069
Wartsila OYJ Abp	3,550	154,157
		636,726
France — 0.7%
Bureau Veritas SA	2,499	86,844
Hermes International SCA	249	598,462
L'Oreal SA	1,679	786,689
		1,471,995
Germany — 0.5%
Continental AG	836	72,042
CTS Eventim AG & Co. KGaA	440	35,631
GEA Group AG	1,006	77,999
Hannover Rueck SE	409	123,936
MTU Aero Engines AG	376	162,070
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	865	564,519
Nemetschek SE	396	31,548
Rational AG	44	38,135
		1,105,880
Greece — 0.0%
Hellenic Telecommunications Organization SA	1,282	26,630
Jumbo SA	904	26,512
OPAP Holding SA	1,723	32,167
		85,309
Hong Kong — 0.3%
Futu Holdings Ltd., ADR(a)	400	59,536
Hong Kong Exchanges & Clearing Ltd.	8,900	475,482
SITC International Holdings Co. Ltd.	13,000	55,454
Techtronic Industries Co. Ltd.	10,000	161,957
		752,429
Hungary — 0.0%
Richter Gedeon Nyrt	996	37,290
India — 1.5%
ABB India Ltd.	555	37,073
Alkem Laboratories Ltd.	315	19,535
APL Apollo Tubes Ltd.	1,206	29,656
Asian Paints Ltd.	2,800	73,271
Astral Ltd.	775	14,223
Bajaj Auto Ltd.	503	55,185
Bharat Electronics Ltd.	29,845	146,134
Bosch Ltd.	48	19,225
Britannia Industries Ltd.	1,092	72,049
CG Power & Industrial Solutions Ltd.	5,437	43,347
Cipla Ltd./India	3,897	57,870
Coal India Ltd.	17,591	83,337
Security	Shares	Value
India (continued)
Colgate-Palmolive India Ltd.	1,367	$33,899
Coromandel International Ltd.	777	18,976
Cummins India Ltd.	1,119	60,344
Dabur India Ltd.	3,586	20,450
Dixon Technologies India Ltd.	302	35,009
Dr Reddy's Laboratories Ltd.	3,661	51,949
Eicher Motors Ltd.	958	84,417
Havells India Ltd.	1,656	25,431
HCL Technologies Ltd.	7,384	113,023
HDFC Asset Management Co. Ltd.(b)	1,656	49,151
Hero MotoCorp Ltd.	914	57,431
Hindustan Aeronautics Ltd.	1,578	67,875
Hindustan Unilever Ltd.	5,944	152,826
Hyundai Motor India Ltd.	1,606	38,226
ICICI Lombard General Insurance Co. Ltd.(b)	1,673	35,014
Indus Towers Ltd.(a)	8,950	44,841
Infosys Ltd.	27,175	389,496
ITC Ltd.	25,257	87,155
LTIMindtree Ltd.(b)	542	26,667
Marico Ltd.	4,175	36,202
Maruti Suzuki India Ltd.	840	137,319
Mphasis Ltd.	691	17,468
Nestle India Ltd.	6,882	97,791
NMDC Ltd.	21,940	19,743
Oracle Financial Services Software Ltd.	190	14,540
Page Industries Ltd.	62	21,907
Persistent Systems Ltd., NVS	823	42,950
Petronet LNG Ltd.	5,356	19,044
PI Industries Ltd.	512	17,569
Pidilite Industries Ltd.	2,146	35,226
Polycab India Ltd.	396	37,520
SBI Life Insurance Co. Ltd.(b)	2,950	66,105
Siemens Ltd.	613	23,056
Solar Industries India Ltd.	213	31,665
Sun Pharmaceutical Industries Ltd.	6,553	125,628
Supreme Industries Ltd.	437	19,126
Tata Consultancy Services Ltd.	9,487	275,724
Torrent Pharmaceuticals Ltd.	877	41,831
Trent Ltd.	1,258	54,054
United Spirits Ltd.	1,908	28,959
Varun Beverages Ltd.	8,448	41,986
Vedanta Ltd.	9,044	71,531
Wipro Ltd.	16,959	37,583
Zydus Lifesciences Ltd.	1,598	16,263
		3,373,875
Indonesia — 0.1%
Bank Central Asia Tbk PT	412,500	176,133
Sumber Alfaria Trijaya Tbk PT	135,000	13,426
United Tractors Tbk PT	15,000	25,549
		215,108
Israel — 0.1%
Check Point Software Technologies Ltd.(a)	767	116,638
Nova Ltd.(a)	215	94,427
		211,065
Italy — 0.3%
Ferrari NV	1,164	439,785
FinecoBank Banca Fineco SpA	4,507	106,068
Moncler SpA	1,573	108,511
		654,364
Japan — 3.1%
Advantest Corp.	7,500	1,298,770
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Asics Corp.	5,000	$153,229
Bandai Namco Holdings, Inc.	3,800	103,025
Capcom Co. Ltd.	2,700	61,318
Chugai Pharmaceutical Co. Ltd.	4,800	323,666
Daifuku Co. Ltd.	2,200	90,811
Daiichi Sankyo Co. Ltd.	15,000	295,425
Daito Trust Construction Co. Ltd.	2,100	48,358
Disco Corp.	700	336,564
Fast Retailing Co. Ltd.	1,300	570,001
Fujikura Ltd.	1,700	290,279
Hoya Corp.	2,500	451,569
Japan Exchange Group, Inc.	7,500	102,067
Lasertec Corp.	800	172,482
MS&AD Insurance Group Holdings, Inc.	8,900	248,011
Nomura Research Institute Ltd.	2,300	63,103
Obic Co. Ltd.	1,700	45,784
Oracle Corp./Japan	400	24,147
Otsuka Corp.	1,500	30,252
Recruit Holdings Co. Ltd.	11,400	496,074
Sanrio Co. Ltd.	1,300	47,663
SCREEN Holdings Co. Ltd.	600	87,466
Tokio Marine Holdings, Inc.	15,000	622,975
Tokyo Electron Ltd.	3,600	1,012,949
ZOZO, Inc.	4,600	33,434
		7,009,422
Malaysia — 0.0%
MR DIY Group M Bhd(b)	37,500	17,251
Nestle Malaysia Bhd	800	22,596
Petronas Dagangan Bhd	2,100	11,862
		51,709
Mexico — 0.1%
Gruma SAB de CV, Class B	1,110	19,899
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,472	37,763
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,727	71,160
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,510	54,279
Wal-Mart de Mexico SAB de CV	37,500	121,371
		304,472
Netherlands — 3.0%
Adyen NV(a)(b)	183	214,902
ASM International NV	295	248,799
ASML Holding NV	3,932	5,718,733
BE Semiconductor Industries NV	643	144,088
CVC Capital Partners PLC(b)	2,670	38,097
Magnum Ice Cream Co. NV (The)(a)	3,903	61,964
Universal Music Group NV	10,393	234,023
Wolters Kluwer NV	1,677	135,477
		6,796,083
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd., Class C	3,998	97,740
Norway — 0.1%
Gjensidige Forsikring ASA	1,551	43,822
Kongsberg Gruppen ASA	3,755	152,270
		196,092
Peru — 0.1%
Southern Copper Corp.	728	158,952
Philippines — 0.0%
Manila Electric Co.	750	8,298
Security	Shares	Value
Poland — 0.1%
Budimex SA	129	$29,094
Dino Polska SA(a)(b)	3,820	42,952
mBank SA(a)	102	29,645
		101,691
Saudi Arabia — 0.3%
Arabian Internet & Communications Services Co.	247	12,295
Bupa Arabia for Cooperative Insurance Co.	606	28,699
Co. for Cooperative Insurance(The)	532	19,218
Dr Sulaiman Al Habib Medical Services Group Co.	945	58,198
Elm Co.	247	42,107
Jarir Marketing Co.	5,187	19,339
Mouwasat Medical Services Co.	693	11,757
SAL Saudi Logistics Services	319	13,752
Saudi Arabian Oil Co.(b)	43,910	292,640
Saudi Tadawul Group Holding Co.	307	11,197
Saudi Telecom Co.	10,295	114,686
		623,888
Singapore — 0.1%
Singapore Exchange Ltd.	7,200	103,397
Yangzijiang Shipbuilding Holdings Ltd.	22,500	76,904
		180,301
South Africa — 0.4%
Capitec Bank Holdings Ltd.	688	205,010
Clicks Group Ltd.	2,297	45,961
Gold Fields Ltd.	7,228	423,604
Harmony Gold Mining Co. Ltd.	4,613	104,968
OUTsurance Group Ltd.	7,388	34,087
Sanlam Ltd.	12,399	82,814
		896,444
South Korea — 0.2%
APR Corp./Korea	211	45,838
Hanmi Semiconductor Co. Ltd.	378	85,187
HD Hyundai Electric Co. Ltd.	152	110,968
HD Hyundai Marine Solution Co. Ltd., Class C	140	17,927
LIG Nex1 Co. Ltd.(a)	94	33,184
Samsung Fire & Marine Insurance Co. Ltd.	193	71,109
Samyang Foods Co. Ltd.	29	24,617
		388,830
Spain — 0.3%
Industria de Diseno Textil SA	9,411	628,442
Sweden — 0.6%
AddTech AB, Class B	1,806	66,757
Alfa Laval AB	1,995	117,748
Atlas Copco AB, Class A	22,769	489,858
Atlas Copco AB, Class B	12,535	234,989
Epiroc AB, Class A	4,561	137,015
Epiroc AB, Class B	2,700	70,200
Evolution AB(b)	1,481	89,201
Lifco AB, Class B	1,495	53,044
Swedish Orphan Biovitrum AB(a)	1,386	60,563
		1,319,375
Switzerland — 5.3%
ABB Ltd., Registered	12,306	1,146,134
Belimo Holding AG, Registered	86	85,715
EMS-Chemie Holding AG, Registered	54	44,800
Geberit AG, Registered	312	262,347
Givaudan SA, Registered	63	253,033
Holcim AG	3,352	308,153
Kuehne + Nagel International AG, Registered	438	101,913
Logitech International SA, Registered	1,312	120,367
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered	18,445	$2,015,308
Novartis AG, Registered	16,785	2,822,259
Partners Group Holding AG	207	230,029
Roche Holding AG, Bearer	297	147,211
Roche Holding AG, NVS	6,428	3,059,094
Schindler Holding AG, Participation Certificates, NVS	300	114,219
Schindler Holding AG, Registered	173	63,067
Sonova Holding AG, Registered	345	89,943
Straumann Holding AG	838	100,330
VAT Group AG(b)	221	155,868
Zurich Insurance Group AG	1,023	771,674
		11,891,464
Taiwan — 7.2%
Accton Technology Corp.	5,000	220,027
Advantech Co. Ltd.	3,000	31,816
Airtac International Group	1,000	38,262
Alchip Technologies Ltd.	1,000	109,464
Asia Vital Components Co. Ltd.	3,000	164,959
ASPEED Technology, Inc.	109	33,644
Chroma ATE, Inc.	3,000	130,362
Delta Electronics, Inc.	14,000	631,314
Elite Material Co. Ltd.	2,000	153,165
eMemory Technology, Inc.	1,000	79,528
Fortune Electric Co. Ltd.	1,100	37,104
Global Unichip Corp.	1,000	87,568
Gold Circuit Electronics Ltd.	3,000	77,932
International Games System Co. Ltd., Class C	2,000	44,250
Jentech Precision Industrial Co. Ltd.	1,000	97,517
King Slide Works Co. Ltd.	1,000	107,615
Lotes Co. Ltd.	1,000	56,166
MediaTek, Inc.	12,000	739,195
Novatek Microelectronics Corp.	5,000	62,433
Quanta Computer, Inc.	21,000	192,721
Realtek Semiconductor Corp.	4,000	61,220
Taiwan Semiconductor Manufacturing Co. Ltd.	205,000	12,791,623
Wiwynn Corp.	1,000	125,671
		16,073,556
Thailand — 0.2%
Advanced Info Service PCL, NVDR	7,500	91,648
Bumrungrad Hospital PCL, NVDR	7,500	51,269
Delta Electronics Thailand PCL, NVDR	22,500	201,506
Gulf Development PCL, NVDR(a)	30,000	59,812
		404,235
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	10,565	73,364
Abu Dhabi National Oil Co. for Distribution PJSC	7,729	8,417
ADNOC Drilling Co. PJSC	23,779	33,147
Adnoc Gas PLC	43,520	40,276
Emaar Development PJSC	8,586	45,232
Emaar Properties PJSC	45,026	198,718
		399,154
United Kingdom — 4.0%
3i Group PLC	6,898	308,174
Admiral Group PLC	2,330	93,082
AstraZeneca PLC	12,544	2,639,668
Auto Trader Group PLC(b)	8,900	58,953
Coca-Cola HBC AG, Class DI(a)	1,425	92,499
Compass Group PLC	12,520	383,406
Experian PLC	6,905	259,899
Fresnillo PLC	1,536	87,643
GSK PLC	36,574	1,086,734
Security	Shares	Value
United Kingdom (continued)
Halma PLC	2,550	$143,487
Imperial Brands PLC	5,357	239,934
Intertek Group PLC	1,292	82,326
Next PLC	1,005	183,151
Reckitt Benckiser Group PLC	4,958	436,794
RELX PLC	14,981	523,337
Rio Tinto PLC	7,241	717,364
Sage Group PLC(The)	8,732	96,085
Smiths Group PLC	2,225	82,259
Unilever PLC	17,348	1,274,767
Wise PLC, Class A(a)	5,901	68,374
		8,857,936
United States — 66.6%
Abbott Laboratories	12,980	1,510,223
Accenture PLC, Class A	4,928	1,028,572
Adobe, Inc.(a)	4,171	1,094,512
Agilent Technologies, Inc.	1,848	224,310
Allegion PLC	648	104,425
Alphabet, Inc., Class A	19,829	6,181,889
Alphabet, Inc., Class C, NVS	16,659	5,188,112
Ameriprise Financial, Inc.	787	369,984
Amphenol Corp., Class A	9,095	1,328,416
Apple, Inc.	38,298	10,117,566
Applied Materials, Inc.	6,905	2,570,731
Arista Networks, Inc.(a)	9,134	1,219,389
Autodesk, Inc.(a)	1,881	462,481
Automatic Data Processing, Inc.	3,532	757,120
Avery Dennison Corp.	558	109,563
Ball Corp.	2,379	159,702
Best Buy Co., Inc.	1,719	106,526
Broadridge Financial Solutions, Inc.	852	158,361
Cadence Design Systems, Inc.(a)	1,950	587,730
Carlisle Companies, Inc.	348	137,380
Caterpillar, Inc.	3,673	2,728,415
Cboe Global Markets, Inc.	705	211,303
CDW Corp.	955	117,121
CH Robinson Worldwide, Inc.	858	158,945
Chipotle Mexican Grill, Inc., Class A(a)	11,845	440,871
Church & Dwight Co., Inc.	1,546	162,114
Cintas Corp.	3,275	658,701
Cisco Systems, Inc.	27,042	2,148,757
Coca-Cola Co.(The)	33,555	2,736,746
Cognizant Technology Solutions Corp., Class A	3,222	207,593
Comfort Systems USA, Inc.	311	444,534
Copart, Inc.(a)	6,186	235,625
Costco Wholesale Corp.	3,519	3,556,970
Cummins, Inc.	1,005	586,789
Deckers Outdoor Corp.(a)	1,440	168,869
Dick's Sporting Goods, Inc.	462	94,077
Eaton Corp. PLC	2,667	1,002,579
Edwards Lifesciences Corp.(a)	3,847	332,650
Eli Lilly & Co.	5,949	6,258,289
EMCOR Group, Inc.	418	302,891
Erie Indemnity Co., Class A, NVS	212	57,121
Expeditors International of Washington, Inc.	1,208	175,196
F5, Inc.(a)	413	112,072
Fastenal Co.	9,965	458,789
Ferguson Enterprises, Inc.	1,486	387,489
Fortinet, Inc.(a)	6,310	498,679
Garmin Ltd.	1,167	295,053
Gartner, Inc.(a)	547	85,988
GE HealthCare Technologies, Inc., NVS(a)	2,880	242,698
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
General Electric Co.	6,976	$2,387,606
Graco, Inc.	1,181	110,920
Hershey Co.(The)	1,073	253,528
Honeywell International, Inc.	4,723	1,150,476
Howmet Aerospace, Inc.	2,803	735,872
Hubbell, Inc., Class B	375	191,861
IDEXX Laboratories, Inc.(a)	778	510,936
Illinois Tool Works, Inc.	2,068	601,023
Intuit, Inc.	1,891	773,476
Jabil, Inc.	781	206,957
Jack Henry & Associates, Inc.	542	88,053
Johnson & Johnson	17,542	4,357,959
KLA Corp.	1,153	1,757,806
Lam Research Corp.	12,430	2,907,253
Leidos Holdings, Inc.	833	145,858
Lennox International, Inc.	263	149,894
Lockheed Martin Corp.	1,310	862,085
Lululemon Athletica, Inc.(a)	1,031	190,910
Marsh & McLennan Companies, Inc.	3,152	588,604
Mastercard, Inc., Class A	5,861	3,031,368
Merck & Co., Inc.	21,291	2,636,252
Meta Platforms, Inc., Class A	17,198	11,147,400
Microsoft Corp.	20,490	8,047,243
Monolithic Power Systems, Inc.	453	517,661
Monster Beverage Corp.(a)	5,616	479,045
Moody's Corp.	1,238	591,256
Netflix, Inc.(a)	38,017	3,658,756
NIKE, Inc., Class B	7,497	466,163
Nvidia Corp.	54,043	9,575,879
NVR, Inc.(a)	25	187,945
Oklo, Inc., Class A(a)	1,118	70,378
Old Dominion Freight Line, Inc.	1,481	300,717
Omnicom Group, Inc.	1,340	114,289
Parker-Hannifin Corp.	864	871,932
Paychex, Inc.	2,870	268,775
PayPal Holdings, Inc.	6,250	288,812
Pentair PLC	1,062	105,340
PepsiCo, Inc.	9,856	1,672,957
Procter & Gamble Co.(The)	18,360	3,069,792
Progressive Corp.(The)	4,118	879,852
Public Storage	1,062	326,098
PulteGroup, Inc.	1,383	189,748
QUALCOMM, Inc.	9,452	1,345,587
ResMed, Inc.	1,091	279,580
Rockwell Automation, Inc.	740	301,513
Rollins, Inc.	2,445	148,876
Sherwin-Williams Co.(The)	1,602	580,869
Snap-on, Inc.	376	144,843
T Rowe Price Group, Inc.	1,583	149,799
Teradyne, Inc.	1,068	341,792
Texas Instruments, Inc.	6,748	1,431,318
Texas Pacific Land Corp.	568	297,797
TJX Companies, Inc.(The)	8,012	1,295,220
Tractor Supply Co.	3,932	203,835
Security	Shares	Value
United States (continued)
Trane Technologies PLC	1,930	$892,278
Uber Technologies, Inc.(a)	13,641	1,028,804
Ulta Beauty, Inc.(a)	382	261,590
Union Pacific Corp.	4,579	1,213,343
United Therapeutics Corp.(a)	301	151,674
UnitedHealth Group, Inc.	6,042	1,771,937
Veeva Systems, Inc., Class A(a)	979	178,188
Veralto Corp.	1,823	177,615
Vertex Pharmaceuticals, Inc.(a)	1,920	953,914
Visa, Inc., Class A	16,665	5,335,133
Walmart, Inc.	29,680	3,797,556
Waters Corp.(a)	477	152,344
Watsco, Inc.	267	111,427
West Pharmaceutical Services, Inc.	463	117,759
Williams-Sonoma, Inc.	1,168	240,199
WW Grainger, Inc.	423	484,221
Zoetis, Inc.	3,873	507,750
		148,649,412
Total Common Stocks — 99.7% (Cost: $186,026,585)		222,593,103
Preferred Stocks
Brazil — 0.1%
Cia Energetica de Minas Gerais, Preference Shares, NVS	10,876	25,607
Itausa SA, Preference Shares, NVS	39,389	109,642
		135,249
Total Preferred Stocks — 0.1% (Cost: $95,905)		135,249
Total Long-Term Investments — 99.8% (Cost: $186,122,490)		222,728,352
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	240,000	240,000
Total Short-Term Securities — 0.1% (Cost: $240,000)		240,000
Total Investments — 99.9% (Cost: $186,362,490)		222,968,352
Other Assets Less Liabilities — 0.1%		301,086
Net Assets — 100.0%		$223,269,438

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Quality Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,382,706	$—	$(1,382,652)(b)	$(54)	$—	$—	—	$1,487 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	30,000 (b)	—	—	—	240,000	240,000	4,452	—
				$(54)	$—	$240,000		$5,939	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	10	03/20/26	$344	$(5,157)
Micro Euro STOXX 50	14	03/20/26	102	3,698
				$(1,459)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,698	$—	$—	$—	$3,698
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,157	$—	$—	$—	$5,157

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$43,998	$—	$—	$—	$43,998
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(4,524)	$—	$—	$—	$(4,524)
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Quality Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$457,841
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$152,082,999	$70,510,104	$—	$222,593,103
Preferred Stocks	135,249	—	—	135,249
Short-Term Securities
Money Market Funds	240,000	—	—	240,000
	$152,458,248	$70,510,104	$—	$222,968,352
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,698	$—	$—	$3,698
Liabilities
Equity Contracts	(5,157)	—	—	(5,157)
	$(1,459)	$—	$—	$(1,459)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Emerging Markets Quality Factor ETF	iShares MSCI Emerging Markets Value Factor ETF	iShares MSCI Global Quality Factor ETF
ASSETS
Investments, at value—unaffiliated(a)	$11,009,080	$13,298,563	$222,728,352
Investments, at value—affiliated(b)	—	—	240,000
Cash	9,066	4,122	3,064
Cash pledged for futures contracts	—	3,000	32,000
Foreign currency, at value(c)	24,527	34,039	192,790
Receivables:
Investments sold	138,894	78,801	423,535
Securities lending income—affiliated	—	—	16
Dividends—unaffiliated	18,739	19,522	191,106
Dividends—affiliated	5	—	705
Tax reclaims	1,526	1,272	69,691
Variation margin on futures contracts	—	39	—
Other assets	—	939	—
Total assets	11,201,837	13,440,297	223,881,259
LIABILITIES
Payables:
Investments purchased	171,723	101,987	576,111
Deferred foreign capital gain tax	4,675	—	—
Investment advisory fees	2,877	3,428	33,879
Variation margin on futures contracts	—	—	1,831
Total liabilities	179,275	105,415	611,821
Commitments and contingent liabilities
NET ASSETS	$11,022,562	$13,334,882	$223,269,438
NET ASSETS CONSIST OF
Paid-in capital	$7,732,391	$9,487,582	$186,655,049
Accumulated earnings	3,290,171	3,847,300	36,614,389
NET ASSETS	$11,022,562	$13,334,882	$223,269,438
NET ASSET VALUE
Shares outstanding	320,000	360,000	7,500,000
Net asset value	$34.45	$37.04	$29.77
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$7,895,407	$10,245,399	$186,122,490
(b) Investments, at cost—affiliated	$—	$—	$240,000
(c) Foreign currency, at cost	$24,185	$33,981	$190,210
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Emerging Markets Quality Factor ETF	iShares MSCI Emerging Markets Value Factor ETF	iShares MSCI Global Quality Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$87,903	$109,337	$1,191,317
Dividends—affiliated	142	30	4,452
Interest—unaffiliated	100	142	950
Securities lending income—affiliated—net	106	113	1,487
Foreign taxes withheld	(9,941)	(12,156)	(40,016)
Total investment income	78,310	97,466	1,158,190
EXPENSES
Investment advisory	17,014	17,370	206,554
Commitment costs	77	74	183
Interest expense	42	152	85
Total expenses	17,133	17,596	206,822
Less:
Investment advisory fees waived	—	—	(101)
Total expenses after fees waived	17,133	17,596	206,721
Net investment income	61,177	79,870	951,469
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	192,377	1,035,210	1,330,484
Investments—affiliated	—	—	(54)
Foreign currency transactions	(311)	(118)	(277)
Futures contracts	—	440	43,998
In-kind redemptions—unaffiliated(b)	—	—	402,408
	192,066	1,035,532	1,776,559
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	2,163,267	2,001,210	25,719,155
Foreign currency translations	799	462	5,201
Futures contracts	—	1,146	(4,524)
	2,164,066	2,002,818	25,719,832
Net realized and unrealized gain	2,356,132	3,038,350	27,496,391
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,417,309	$3,118,220	$28,447,860
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$997	$40	$(1,785)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction/increase in deferred foreign capital gain tax of	$(4,675)	$—	$9,694
See notes to financial statements.
Statements of Operations
20

Statements of Changes in Net Assets

	iShares MSCI Emerging Markets Quality Factor ETF		iShares MSCI Emerging Markets Value Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Period From 09/04/24(a) to 08/31/25 08/31/25	Six Months Ended 02/28/26 (unaudited)	Period From 09/04/24(a) to 08/31/25 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$61,177	$180,508	$79,870	$286,564
Net realized gain (loss)	192,066	87,520	1,035,532	(33,773)
Net change in unrealized appreciation (depreciation)	2,164,066	945,731	2,002,818	1,052,214
Net increase in net assets resulting from operations	2,417,309	1,213,759	3,118,220	1,305,005
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(199,285)(c)	(141,612)	(359,266)(c)	(216,659)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	7,732,391	2,122,492	7,365,090
NET ASSETS
Total increase in net assets	2,218,024	8,804,538	4,881,446	8,453,436
Beginning of period	8,804,538	—	8,453,436	—
End of period	$11,022,562	$8,804,538	$13,334,882	$8,453,436

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Quality Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Period From 12/11/24(a) to 08/31/25 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$951,469	$1,616,002
Net realized gain (loss)	1,776,559	(1,376,672)
Net change in unrealized appreciation (depreciation)	25,719,832	10,894,378
Net increase in net assets resulting from operations	28,447,860	11,133,708
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,024,796)(c)	(1,234,283)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	196,692	185,750,257
NET ASSETS
Total increase in net assets	27,619,756	195,649,682
Beginning of period	195,649,682	—
End of period	$223,269,438	$195,649,682

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
22

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Quality Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Period From 09/04/24(a) to 08/31/25
Net asset value, beginning of period	$27.51	$24.12
Net investment income(b)	0.19	0.57
Net realized and unrealized gain(c)	7.37	3.26
Net increase from investment operations	7.56	3.83
Distributions(d)
From net investment income	(0.33)(e)	(0.44)
From net realized gain	(0.29)	—
Total distributions	(0.62)	(0.44)
Net asset value, end of period	$34.45	$27.51
Total Return(f)
Based on net asset value	27.84%(g)	16.07%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%(i)
Net investment income	1.26%(i)	2.30%(i)
Supplemental Data
Net assets, end of period (000)	$11,023	$8,805
Portfolio turnover rate(j)	13%	41%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Value Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Period From 09/04/24(a) to 08/31/25
Net asset value, beginning of period	$28.18	$24.46
Net investment income(b)	0.26	0.97
Net realized and unrealized gain(c)	9.80	3.47
Net increase from investment operations	10.06	4.44
Distributions from net investment income(d)	(1.20)(e)	(0.72)
Net asset value, end of period	$37.04	$28.18
Total Return(f)
Based on net asset value	36.57%(g)	18.40%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%	0.35%(i)
Net investment income	1.61%(i)	3.78%(i)
Supplemental Data
Net assets, end of period (000)	$13,335	$8,453
Portfolio turnover rate(j)	30%	41%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Quality Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Period From 12/11/24(a) to 08/31/25
Net asset value, beginning of period	$26.09	$25.12
Net investment income(b)	0.13	0.22
Net realized and unrealized gain(c)	3.69	0.91
Net increase from investment operations	3.82	1.13
Distributions from net investment income(d)	(0.14)(e)	(0.16)
Net asset value, end of period	$29.77	$26.09
Total Return(f)
Based on net asset value	14.68%(g)	4.52%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%	0.20%(i)
Total expenses after fees waived	0.20%(i)	0.18%(i)
Net investment income	0.92%(i)	1.24%(i)
Supplemental Data
Net assets, end of period (000)	$223,269	$195,650
Portfolio turnover rate(j)	10%	22%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Emerging Markets Quality Factor	Non-diversified
MSCI Emerging Markets Value Factor	Non-diversified
MSCI Global Quality Factor	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI Emerging Markets Quality Factor	0.35%
MSCI Emerging Markets Value Factor	0.35
MSCI Global Quality Factor	0.20
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares MSCI Global Quality Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
The amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI Global Quality Factor	$101
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be,
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Emerging Markets Quality Factor	$22
MSCI Emerging Markets Value Factor	23
MSCI Global Quality Factor	581
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Emerging Markets Quality Factor	$1,320,526	$1,439,639
MSCI Emerging Markets Value Factor	4,685,046	3,118,251
MSCI Global Quality Factor	21,074,258	20,856,331
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Emerging Markets Value Factor	$280,694	$—
MSCI Global Quality Factor	2,513,614	2,397,638
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Capital Losses(b)
MSCI Emerging Markets Value Factor	$—	$(38,004)
MSCI Global Quality Factor	(2,056,573)	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Quality Factor	$7,919,868	$3,595,814	$(506,602)	$3,089,212
MSCI Emerging Markets Value Factor	10,352,632	3,371,845	(424,562)	2,947,283
MSCI Global Quality Factor	186,412,309	47,601,503	(11,046,919)	36,554,584
8. LINE OF CREDIT
The iShares MSCI Emerging Markets Quality Factor ETF and iShares MSCI Emerging Markets Value Factor ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended February 28, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Emerging Markets Quality Factor	$150,000	$1,657	5.09%
MSCI Emerging Markets Value Factor	150,000	1,657	5.09
MSCI Global Quality Factor	300,000	3,315	5.09
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Notes to Financial Statements
30

Notes to Financial Statements (unaudited) (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Period Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Emerging Markets Quality Factor
Shares sold	—	$—	320,000	$7,732,391
MSCI Emerging Markets Value Factor
Shares sold	60,000	$2,122,492	300,000	$7,365,090
MSCI Global Quality Factor
Shares sold	100,000	$2,942,461	7,900,000	$195,712,635
Shares redeemed	(100,000)	(2,745,769)	(400,000)	(9,962,378)
	—	$196,692	7,500,000	$185,750,257
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
32

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's
Glossary of Terms Used in this Report
34

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares ESG Aware MSCI EAFE ETF | ESGD | NASDAQ
• iShares ESG MSCI EM Leaders ETF | LDEM | NASDAQ
• iShares MSCI Global Sustainable Development Goals ETF | SDG | NASDAQ
• iShares MSCI World Small-Cap ETF | WSML | NASDAQ
• iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF | PABD | NASDAQ

Schedule of Investments (unaudited)
February 28, 2026
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.7%
ANZ Group Holdings Ltd.	1,138,545	$32,403,790
APA Group	2,172,748	14,220,480
Aristocrat Leisure Ltd.	749,415	25,620,007
ASX Ltd.	452,548	17,054,080
BHP Group Ltd.	2,380,856	96,603,862
Brambles Ltd.	1,919,473	34,232,109
Cochlear Ltd.	135,755	19,223,522
Commonwealth Bank of Australia	867,824	107,672,219
CSL Ltd.	256,795	26,882,989
Evolution Mining Ltd.	1,097,038	13,015,318
Fortescue Ltd.	857,066	12,874,176
Lottery Corp. Ltd.(The)	5,491,153	21,536,148
Macquarie Group Ltd.	243,580	36,965,785
National Australia Bank Ltd.	1,275,005	44,437,205
Northern Star Resources Ltd.	879,886	19,286,879
QBE Insurance Group Ltd.	1,589,290	24,680,694
REA Group Ltd.	99,159	11,731,252
Santos Ltd.	2,697,902	13,001,617
Sigma Healthcare Ltd.	5,996,074	12,086,067
South32 Ltd.	3,746,788	12,274,035
Suncorp Group Ltd.	1,529,091	15,915,471
Transurban Group	4,887,131	49,822,850
Wesfarmers Ltd.	357,532	20,255,309
Westpac Banking Corp.	1,808,436	54,667,322
Woodside Energy Group Ltd.	1,836,695	37,499,769
Xero Ltd.(a)	207,708	12,261,181
		786,224,136
Austria — 0.4%
BAWAG Group AG(b)	63,391	9,818,179
Erste Group Bank AG	146,375	17,373,861
Verbund AG	192,880	13,733,806
		40,925,846
Belgium — 1.1%
Anheuser-Busch InBev SA/NV	628,979	51,145,552
Argenx SE(a)	29,669	22,952,788
KBC Group NV	249,501	33,790,660
UCB SA	79,195	23,788,864
		131,677,864
Denmark — 1.4%
AP Moller - Maersk A/S, Class A	4,748	11,637,991
Carlsberg A/S, Class B	81,766	12,720,069
DSV A/S	97,811	25,247,117
Genmab A/S(a)	37,539	11,052,474
Novo Nordisk A/S, Class B	1,581,452	59,816,092
Orsted A/S(a)(b)	507,128	11,947,313
Pandora A/S	135,719	10,728,639
Vestas Wind Systems A/S	757,071	19,353,987
		162,503,682
Finland — 1.6%
Elisa OYJ	376,741	19,350,972
Kesko OYJ, Class B	778,841	19,192,136
Metso OYJ	929,621	19,326,569
Neste OYJ	581,429	14,529,242
Nokia OYJ	4,221,668	32,401,376
Sampo OYJ, Class A	2,191,341	24,286,827
Stora Enso OYJ, Class R	849,446	11,522,446
UPM-Kymmene OYJ	715,750	22,793,205
Wartsila OYJ Abp	588,559	25,557,933
		188,960,706
Security	Shares	Value
France — 9.5%
Airbus SE	249,905	$54,267,593
Alstom SA(a)	486,055	16,169,534
AXA SA	1,545,108	75,559,005
Ayvens SA(b)	845,987	10,739,167
BNP Paribas SA	603,346	67,744,681
Cie de Saint-Gobain SA	168,100	17,035,549
Cie Generale des Etablissements Michelin SCA	828,347	33,499,353
Covivio SA/France	324,834	23,809,641
Credit Agricole SA	533,361	11,783,527
Danone SA	703,475	60,498,129
Dassault Systemes SE	1,240,916	27,174,519
Eiffage SA	145,678	25,121,070
Engie SA	636,933	21,759,592
EssilorLuxottica SA	239,113	63,290,063
Eurofins Scientific SE	148,372	11,955,849
Getlink SE	790,509	17,163,747
Hermes International SCA	8,580	20,621,716
Kering SA	45,511	15,261,592
Legrand SA	140,921	25,524,612
L'Oreal SA	130,222	61,015,011
LVMH Moet Hennessy Louis Vuitton SE	120,902	77,258,834
Rexel SA	794,555	34,410,512
Safran SA	29,270	11,788,164
Sanofi SA	351,804	34,406,890
Schneider Electric SE	365,533	119,459,767
Societe Generale SA	629,728	54,572,600
STMicroelectronics NV	612,061	20,421,450
TotalEnergies SE	864,735	69,266,661
Unibail-Rodamco-Westfield, New	220,378	27,610,637
		1,109,189,465
Germany — 8.5%
adidas AG	123,011	22,822,848
Allianz SE, Registered	175,781	78,939,241
Bayer AG, Registered	573,422	28,373,392
Bayerische Motoren Werke AG	177,734	18,627,133
Beiersdorf AG	167,130	21,141,250
Commerzbank AG	404,507	16,410,696
Deutsche Bank AG, Registered	1,181,343	41,882,322
Deutsche Boerse AG	117,594	32,137,606
Deutsche Telekom AG, Registered	765,062	30,725,002
E.ON SE	650,790	15,133,399
Evonik Industries AG	611,945	10,639,995
GEA Group AG	439,409	34,068,975
Heidelberg Materials AG	68,109	15,174,169
Henkel AG & Co. KGaA	510,143	46,202,590
HOCHTIEF AG	30,875	14,892,908
Infineon Technologies AG	971,554	52,361,734
LEG Immobilien SE	136,219	11,395,712
Mercedes-Benz Group AG	159,742	11,052,329
Merck KGaA	276,046	41,825,320
MTU Aero Engines AG	24,044	10,363,852
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	62,974	41,098,283
Rheinmetall AG	24,711	48,882,647
SAP SE	653,164	131,215,612
Siemens AG, Registered	448,372	129,644,000
Siemens Energy AG(a)	354,222	68,604,873
Vonovia SE	605,027	20,514,951
		994,130,839
Hong Kong — 1.9%
AIA Group Ltd.	5,910,200	65,198,513

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	6,594,500	$37,718,917
Hong Kong Exchanges & Clearing Ltd.	818,700	43,738,996
MTR Corp. Ltd.	5,936,500	28,271,980
Sino Land Co. Ltd.	17,514,000	28,548,015
Sun Hung Kai Properties Ltd.	752,500	13,989,454
		217,465,875
Ireland — 0.5%
AIB Group PLC	1,329,018	13,794,939
Bank of Ireland Group PLC	931,439	18,136,318
Kerry Group PLC, Class A	323,612	28,754,716
		60,685,973
Israel — 1.0%
Bank Hapoalim BM	1,770,140	44,675,005
Check Point Software Technologies Ltd.(a)(c)	71,400	10,857,798
CyberArk Software Ltd., NVS	39,887	1,794,915
Elbit Systems Ltd.	27,113	20,940,516
Isracard Ltd.	1	5
Mizrahi Tefahot Bank Ltd.	201,830	15,121,597
Nice Ltd.(a)	115,640	13,242,866
Teva Pharmaceutical Industries Ltd., ADR(a)	440,770	14,924,472
		121,557,174
Italy — 3.0%
Banca Mediolanum SpA	590,812	12,672,058
Banco BPM SpA	770,289	11,346,470
BPER Banca SpA	830,269	11,693,452
Enel SpA	4,877,285	58,649,094
Eni SpA	1,060,997	24,779,304
Generali	1,191,341	50,728,598
Intesa Sanpaolo SpA	8,329,237	57,151,462
Leonardo SpA	222,411	14,984,066
Moncler SpA	483,823	33,375,646
Prysmian SpA	134,515	16,202,454
UniCredit SpA	687,240	58,516,667
		350,099,271
Japan — 23.0%
Advantest Corp.	400,300	69,319,707
Aeon Co. Ltd.	965,700	13,748,103
Ajinomoto Co., Inc.	712,200	22,652,313
ANA Holdings, Inc.	1,661,300	36,224,322
Asahi Group Holdings Ltd.	1,430,200	15,571,502
Asahi Kasei Corp.	1,572,800	18,536,124
Asics Corp.	479,100	14,682,361
Astellas Pharma, Inc.	783,700	13,041,947
Bridgestone Corp.	3,040,200	73,390,644
Canon, Inc.	361,500	10,925,186
Chugai Pharmaceutical Co. Ltd.	387,400	26,122,504
Daifuku Co. Ltd.	284,800	11,755,829
Dai-ichi Life Holdings, Inc.	2,126,400	21,819,729
Daiichi Sankyo Co. Ltd.	1,144,800	22,546,844
Daikin Industries Ltd.	88,800	11,282,478
Daiwa Securities Group, Inc.	3,675,800	38,630,061
Disco Corp.	53,400	25,675,009
East Japan Railway Co.	474,600	11,722,853
Ebara Corp.	388,500	13,645,439
Eisai Co. Ltd.	349,000	11,749,611
ENEOS Holdings, Inc.	4,294,900	40,976,122
FANUC Corp.	895,100	40,530,227
Fast Retailing Co. Ltd.	96,100	42,136,257
Fuji Electric Co. Ltd.	175,700	15,573,126
FUJIFILM Holdings Corp.	602,800	12,395,984
Fujikura Ltd.	81,700	13,950,481
Security	Shares	Value
Japan (continued)
Fujitsu Ltd.	1,637,300	$36,500,177
Hankyu Hanshin Holdings, Inc.	785,300	22,905,526
Hitachi Ltd.	2,739,600	89,687,066
Honda Motor Co. Ltd.	1,094,600	10,965,091
Hoya Corp.	263,300	47,559,291
Ibiden Co. Ltd.	203,900	12,398,957
IHI Corp.	471,800	12,907,324
Isuzu Motors Ltd.	892,000	16,625,058
ITOCHU Corp.	5,440,700	78,774,943
Japan Exchange Group, Inc.	1,102,300	15,001,126
Japan Post Bank Co. Ltd.	665,700	13,032,443
JFE Holdings, Inc.	1,168,100	16,443,459
KDDI Corp.	3,306,500	56,797,427
Keyence Corp.	51,400	21,662,607
Kirin Holdings Co. Ltd.	736,100	12,777,016
Komatsu Ltd.	531,400	25,507,388
Marubeni Corp.	1,321,400	50,567,024
Mitsubishi Chemical Group Corp.	1,668,900	12,384,464
Mitsubishi Corp.	1,727,800	58,305,536
Mitsubishi Electric Corp.	1,190,600	45,317,808
Mitsubishi Estate Co. Ltd.	347,200	11,708,718
Mitsubishi Heavy Industries Ltd.	1,592,200	50,755,970
Mitsubishi UFJ Financial Group, Inc.	4,970,600	92,274,185
Mizuho Financial Group, Inc.	1,584,600	70,695,297
MS&AD Insurance Group Holdings, Inc.	702,200	19,567,789
Murata Manufacturing Co. Ltd.	890,800	23,294,343
NEC Corp.	1,227,800	34,038,643
Nintendo Co. Ltd.	356,480	20,162,287
Nitto Denko Corp.	489,500	11,351,722
Nomura Holdings, Inc.	2,572,500	23,883,238
Nomura Research Institute Ltd.	472,200	12,955,356
Obayashi Corp.	420,600	11,873,928
Oriental Land Co. Ltd./Japan	1,480,100	26,665,960
ORIX Corp.	501,300	17,595,179
Otsuka Holdings Co. Ltd.	162,400	11,191,032
Panasonic Holdings Corp.	2,210,200	35,641,803
Rakuten Group, Inc.(a)	2,045,500	10,859,240
Recruit Holdings Co. Ltd.	1,010,400	43,967,826
Renesas Electronics Corp.	1,117,600	21,076,596
Resona Holdings, Inc.	914,400	11,157,339
Sanrio Co. Ltd.	295,900	10,848,736
Secom Co. Ltd.	298,600	11,584,902
Sekisui House Ltd.	910,900	22,253,422
Seven & i Holdings Co. Ltd.	751,800	10,602,292
Shin-Etsu Chemical Co. Ltd.	643,800	25,347,411
Shionogi & Co. Ltd.	521,400	12,311,447
SoftBank Group Corp.	2,079,700	53,252,674
Sompo Holdings, Inc.	833,500	33,068,775
Sony Group Corp.	4,166,300	95,775,986
Subaru Corp.	556,500	10,438,325
Sumitomo Corp.	273,300	11,605,178
Sumitomo Electric Industries Ltd.	200,300	13,235,660
Sumitomo Metal Mining Co. Ltd.	309,400	25,128,863
Sumitomo Mitsui Financial Group, Inc.	2,524,300	95,255,911
Takeda Pharmaceutical Co. Ltd.	733,100	27,437,881
Tokio Marine Holdings, Inc.	1,097,800	45,593,434
Tokyo Electron Ltd.	278,500	78,362,819
Tokyu Corp.	2,038,200	26,070,531
Toray Industries, Inc.	2,869,800	24,574,714
Toyota Motor Corp.	4,005,600	97,049,101
Yamaha Motor Co. Ltd.	4,201,400	33,409,400
Yokogawa Electric Corp.	788,300	31,442,907
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yokohama Financial Group, Inc.	1,667,200	$18,000,988
ZOZO, Inc.	2,076,200	15,090,344
		2,693,182,646
Netherlands — 5.5%
Aegon Ltd.	1,378,316	10,489,459
Akzo Nobel NV	175,344	12,317,711
ASM International NV	20,309	17,128,355
ASML Holding NV	221,398	322,003,056
BE Semiconductor Industries NV	52,870	11,847,509
DSM-Firmenich AG	153,087	10,933,427
Heineken NV	127,469	11,806,033
ING Groep NV	2,396,333	69,141,236
JDE Peet's NV	304,739	11,424,512
Koninklijke KPN NV	8,282,860	47,084,875
NN Group NV	338,784	27,786,231
Prosus NV	765,270	39,335,198
QIAGEN NV	363,222	18,059,111
Universal Music Group NV	629,643	14,177,910
Wolters Kluwer NV	243,811	19,696,402
		643,231,025
New Zealand — 0.2%
Meridian Energy Ltd.	5,382,133	18,247,302
Norway — 1.2%
DNB Bank ASA	1,036,725	32,816,916
Equinor ASA	465,478	13,947,658
Kongsberg Gruppen ASA	442,097	17,927,626
Mowi ASA	895,403	21,152,462
Norsk Hydro ASA	1,348,258	12,509,712
Orkla ASA	2,110,854	28,897,692
Telenor ASA	669,092	12,406,100
		139,658,166
Portugal — 0.4%
EDP SA	4,159,725	22,132,007
Galp Energia SGPS SA	1,148,062	24,911,677
		47,043,684
Singapore — 1.5%
CapitaLand Investment Ltd./Singapore	10,564,200	25,528,950
DBS Group Holdings Ltd.	947,010	42,658,242
Grab Holdings Ltd., Class A(a)	2,801,565	11,822,604
Keppel Ltd.	2,232,400	23,057,586
Oversea-Chinese Banking Corp. Ltd.	1,927,000	32,610,961
Sea Ltd., ADR(a)	110,025	11,932,211
United Overseas Bank Ltd.	466,700	13,617,117
Wilmar International Ltd.	4,912,600	13,657,444
		174,885,115
Spain — 4.1%
Acciona SA	47,724	13,850,335
ACS Actividades de Construccion y Servicios SA	88,479	11,416,873
Amadeus IT Group SA	641,447	39,674,749
Banco Bilbao Vizcaya Argentaria SA	3,016,020	69,855,850
Banco Santander SA	5,473,244	69,028,904
CaixaBank SA	4,360,094	53,739,340
Cellnex Telecom SA(b)	568,324	21,599,561
Endesa SA	593,231	24,201,572
Iberdrola SA	4,218,240	99,564,211
Industria de Diseno Textil SA	626,702	41,849,518
Naturgy Energy Group SA	449,995	14,005,351
Repsol SA	980,341	22,185,676
		480,971,940
Security	Shares	Value
Sweden — 3.8%
AddTech AB, Class B	319,574	$11,812,723
Atlas Copco AB, Class A	1,626,517	34,993,288
Boliden AB(a)	779,846	61,816,606
Epiroc AB, Class A	330,613	9,931,779
Epiroc AB, Class B	557,499	14,494,926
EQT AB	563,356	17,363,312
Essity AB, Class B	677,607	21,523,833
Evolution AB(b)	227,714	13,715,303
Hexagon AB, Class B	1,118,798	12,727,705
Nibe Industrier AB, Class B	2,574,776	10,520,722
Nordea Bank Abp	907,883	17,568,020
Saab AB, Class B	308,260	22,508,218
Sandvik AB	1,113,520	49,074,157
Spotify Technology SA(a)	61,432	31,633,794
Svenska Cellulosa AB SCA, Class B	1,909,820	25,927,409
Svenska Handelsbanken AB, Class A	1,016,154	16,245,548
Swedbank AB, Class A	321,409	12,346,306
Tele2 AB, Class B	542,881	11,457,047
Telia Co. AB	6,962,694	35,745,124
Volvo AB, Class B	336,493	13,092,403
		444,498,223
Switzerland — 10.0%
ABB Ltd., Registered	1,215,188	113,177,998
Alcon AG	544,605	47,210,901
Belimo Holding AG, Registered	11,310	11,272,460
Galderma Group AG	57,518	10,854,221
Geberit AG, Registered	18,118	15,234,644
Givaudan SA, Registered	6,859	27,548,424
Holcim AG	186,115	17,109,780
Julius Baer Group Ltd.	242,896	20,653,427
Kuehne + Nagel International AG, Registered	50,369	11,719,721
Logitech International SA, Registered	202,911	18,615,716
Lonza Group AG, Registered	64,327	44,742,159
Nestle SA, Registered	1,275,948	139,410,588
Novartis AG, Registered	1,207,407	203,015,517
Roche Holding AG, Bearer	43,893	21,756,016
Roche Holding AG, NVS	323,759	154,077,364
SGS SA	158,737	20,052,523
Sika AG, Registered	56,324	11,633,889
Sonova Holding AG, Registered	77,671	20,249,244
Swiss Life Holding AG, Registered	27,373	31,346,393
Swiss Prime Site AG, Registered	192,410	36,715,621
Swiss Re AG	186,455	32,823,390
UBS Group AG, Registered	1,694,753	70,416,717
VAT Group AG(b)	26,031	18,359,271
Zurich Insurance Group AG	102,185	77,080,664
		1,175,076,648
United Kingdom — 14.1%
3i Group PLC	825,112	36,862,607
Admiral Group PLC	313,907	12,540,422
Anglo American PLC, NVS	492,896	24,591,846
Antofagasta PLC	364,232	20,926,126
Ashtead Group PLC	263,948	18,905,751
Associated British Foods PLC	415,060	11,054,021
AstraZeneca PLC	679,711	143,033,452
Auto Trader Group PLC(b)	2,238,318	14,826,510
Aviva PLC	3,690,082	34,005,693
BAE Systems PLC	1,977,899	56,479,975
Barclays PLC	7,589,062	46,063,446
BP PLC	3,540,786	22,949,288
Diageo PLC	2,072,680	46,483,037

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Endeavour Mining PLC	196,481	$14,038,173
Entain PLC	1,387,521	10,750,436
Glencore PLC	3,049,158	22,032,040
GSK PLC	1,903,785	56,567,708
Haleon PLC	3,318,588	18,215,525
HSBC Holdings PLC	8,460,433	158,134,066
Informa PLC	2,883,159	32,563,173
J Sainsbury PLC	5,075,079	23,869,625
Kingfisher PLC	3,280,875	16,502,894
Land Securities Group PLC	1,332,709	11,578,229
Legal & General Group PLC	7,775,637	28,402,485
Lloyds Banking Group PLC	31,487,188	43,012,020
London Stock Exchange Group PLC	379,062	45,162,763
Marks & Spencer Group PLC	2,161,404	11,555,072
National Grid PLC	3,940,364	73,710,984
NatWest Group PLC, NVS	4,051,597	33,638,047
Next PLC	63,409	11,555,628
Phoenix Group Holdings PLC	1,208,182	12,479,008
Prudential PLC	803,248	12,302,946
Reckitt Benckiser Group PLC	257,852	22,716,480
RELX PLC	1,566,975	54,739,721
Rio Tinto PLC	149,508	14,811,717
Rolls-Royce Holdings PLC	3,878,353	69,740,866
Sage Group PLC(The)	1,510,263	16,618,537
Segro PLC	1,646,246	18,636,101
Shell PLC	2,385,329	99,904,432
Smiths Group PLC	991,245	36,646,696
SSE PLC	1,189,363	42,989,975
Standard Chartered PLC	867,009	21,386,865
Tesco PLC	4,264,684	27,607,569
Unilever PLC	1,213,641	89,180,862
Vodafone Group PLC	7,764,353	11,955,782
		1,651,728,599
Total Common Stocks — 99.4% (Cost: $7,600,805,178)		11,631,944,179
Security	Shares	Value
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	115,970	$12,102,604
Total Preferred Stocks — 0.1% (Cost: $9,821,641)		12,102,604
Total Long-Term Investments — 99.5% (Cost: $7,610,626,819)		11,644,046,783
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	177,594	177,683
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	2,510,000	2,510,000
Total Short-Term Securities — 0.0% (Cost: $2,687,683)		2,687,683
Total Investments — 99.5% (Cost: $7,613,314,502)		11,646,734,466
Other Assets Less Liabilities — 0.5%		55,179,587
Net Assets — 100.0%		$11,701,914,053

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,263,396	$—	$(11,085,896)(a)	$183	$—	$177,683	177,594	$77,911 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,660,000	850,000 (a)	—	—	—	2,510,000	2,510,000	62,829	—
				$183	$—	$2,687,683		$140,740	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EAFE ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	53	03/12/26	$13,333	$792,628
SPI 200 Index	37	03/19/26	6,037	203,052
Euro STOXX 50	293	03/20/26	21,302	612,057
FTSE 100 Index	78	03/20/26	11,470	723,760
				$2,331,497
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,331,497	$—	$—	$—	$2,331,497

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$7,157,323	$—	$—	$—	$7,157,323
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,243,433	$—	$—	$—	$1,243,433
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$65,463,336
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$217,938,569	$11,414,005,610	$—	$11,631,944,179
Preferred Stocks	—	12,102,604	—	12,102,604

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,687,683	$—	$—	$2,687,683
	$220,626,252	$11,426,108,214	$—	$11,646,734,466
Derivative Financial Instruments(a)
Assets
Equity Contracts	$815,109	$1,516,388	$—	$2,331,497

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2026
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.4%
B3 SA - Brasil Bolsa Balcao	40,749	$142,282
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,733	112,059
Cia Paranaense de Energia - Copel	13,767	39,369
CPFL Energia SA	1,821	17,885
Energisa SA	2,372	24,916
Engie Brasil Energia SA	2,326	15,281
Equatorial SA	9,229	75,809
Klabin SA	6,241	25,030
Localiza Rent a Car SA	7,120	70,499
Motiva Infraestrutura de Mobilidade SA	7,873	25,570
PRIO SA/Brazil(a)	6,337	67,356
Raia Drogasil SA	10,253	50,160
Rede D'Or Sao Luiz SA(b)	6,212	48,833
Rumo SA	10,058	31,332
TIM SA/Brazil	6,500	35,375
TOTVS SA	4,102	30,278
Ultrapar Participacoes SA	5,632	28,344
		840,378
Chile — 0.5%
Empresas CMPC SA	8,896	13,184
Empresas Copec SA	2,900	23,938
Enel Chile SA	214,492	17,954
Falabella SA	4,893	36,331
Latam Airlines Group SA	2,461,554	69,173
		160,580
China — 30.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,100	3,922
Agricultural Bank of China Ltd., Class A	40,100	37,406
Agricultural Bank of China Ltd., Class H	211,000	142,867
Aier Eye Hospital Group Co. Ltd., Class A	4,700	7,252
Air China Ltd., Class A(a)	6,700	8,217
Alibaba Group Holding Ltd.	86,716	1,569,277
Alibaba Health Information Technology Ltd.(a)	44,000	31,274
Anhui Conch Cement Co. Ltd., Class A	1,700	6,335
Anhui Conch Cement Co. Ltd., Class H	9,500	29,769
Baidu, Inc., Class A(a)	17,100	265,620
Baoshan Iron & Steel Co. Ltd., Class A	9,100	9,549
BeOne Medicines Ltd., Class H(a)	6,600	162,930
Bilibili, Inc., Class Z(a)	1,960	54,713
BOC Aviation Ltd.(b)	1,700	18,880
Bosideng International Holdings Ltd.	36,000	22,317
BYD Co. Ltd., Class A	2,500	32,468
BYD Co. Ltd., Class H	28,300	341,159
China Construction Bank Corp., Class A	9,600	12,017
China Construction Bank Corp., Class H	739,000	751,854
China Feihe Ltd.(b)	28,000	13,581
China Gas Holdings Ltd.	20,000	20,692
China Hongqiao Group Ltd.	22,000	99,231
China Jushi Co. Ltd., Class A	1,678	6,591
China Literature Ltd.(a)(b)	3,400	13,698
China Mengniu Dairy Co. Ltd.	24,000	49,455
China Merchants Bank Co. Ltd., Class A	9,558	53,941
China Merchants Bank Co. Ltd., Class H	30,000	186,621
China Merchants Port Holdings Co. Ltd.	10,000	22,343
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,300	6,206
China Minsheng Banking Corp. Ltd., Class A	16,300	9,216
China Minsheng Banking Corp. Ltd., Class H	52,000	26,870
Security	Shares	Value
China (continued)
China National Building Material Co. Ltd., Class H	28,757	$24,933
China Overseas Land & Investment Ltd.	28,500	52,065
China Petroleum & Chemical Corp., Class A	13,700	12,907
China Petroleum & Chemical Corp., Class H	174,000	121,081
China Resources Gas Group Ltd.	7,300	19,560
China Resources Land Ltd.	24,500	99,021
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	754	3,174
China Ruyi Holdings Ltd.(a)	92,000	23,882
China Southern Airlines Co. Ltd., Class A(a)	5,500	5,888
China Three Gorges Renewables Group Co. Ltd., Class A	12,600	7,639
China Tourism Group Duty Free Corp. Ltd., Class A	800	9,393
China Vanke Co. Ltd., Class A(a)	4,200	2,962
China Yangtze Power Co. Ltd., Class A	11,300	42,880
Chongqing Zhifei Biological Products Co. Ltd., Class A(a)	1,100	2,771
Chow Tai Fook Jewellery Group Ltd.	15,400	25,724
CITIC Ltd.	31,000	49,418
CMOC Group Ltd., Class A	8,300	28,979
CMOC Group Ltd., Class H	27,000	83,064
CNGR Advanced Material Co. Ltd., Class A	560	4,681
Contemporary Amperex Technology Co. Ltd., Class A	2,040	101,420
CSPC Innovation Pharmaceutical Co. Ltd., Class A	740	3,561
CSPC Pharmaceutical Group Ltd.	61,360	77,240
ENN Energy Holdings Ltd.	6,100	53,518
ENN Natural Gas Co. Ltd., Class A	1,150	3,417
Eve Energy Co. Ltd., Class A	1,000	9,065
Ganfeng Lithium Group Co. Ltd., Class A	800	8,511
Geely Automobile Holdings Ltd.	50,000	103,216
GEM Co. Ltd., Class A	2,800	4,039
Genscript Biotech Corp.(a)	8,000	12,191
Goldwind Science & Technology Co. Ltd., Class A	1,600	6,619
Great Wall Motor Co. Ltd., Class H	17,500	28,675
Guangzhou Tinci Materials Technology Co. Ltd., Class A	900	5,544
Guotai Haitong Securities Co. Ltd.	6,600	18,202
Guotai Haitong Securities Co. Ltd., Class H(b)	15,000	30,547
H World Group Ltd., ADR	1,529	83,789
Haier Smart Home Co. Ltd., Class A	3,100	11,595
Haier Smart Home Co. Ltd., Class A	18,200	61,802
Haitian International Holdings Ltd.	5,000	16,158
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,738
Hansoh Pharmaceutical Group Co. Ltd.(b)	12,000	53,424
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,600	6,126
Hengli Petrochemical Co. Ltd., Class A	3,000	11,231
Huadong Medicine Co. Ltd., Class A	900	4,710
Huatai Securities Co. Ltd., Class A	3,400	10,581
Huatai Securities Co. Ltd., Class H(b)(c)	10,200	21,814
Imeik Technology Development Co. Ltd., Class A	140	2,910
Industrial & Commercial Bank of China Ltd., Class A	29,300	29,549
Industrial & Commercial Bank of China Ltd., Class H	500,000	411,229
Industrial Bank Co. Ltd., Class A	9,300	24,820
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,000	11,396
Innovent Biologics, Inc.(a)(b)	11,500	125,119
JD Health International, Inc.(a)(b)	8,750	63,329
JD Logistics, Inc.(a)(b)	14,800	21,038
JD.com, Inc., Class A	18,350	243,609
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	3,000	5,690
Jiangsu Expressway Co. Ltd., Class H	8,000	10,410
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,000	24,663
Kanzhun Ltd., ADR	2,880	46,310
KE Holdings, Inc., Class A	15,773	86,901

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Kingdee International Software Group Co. Ltd.(a)	23,000	$29,513
Kingsoft Corp. Ltd.	8,200	27,233
Kuaishou Technology(b)	19,700	156,212
Kuang-Chi Technologies Co. Ltd., Class A(a)	900	6,285
Kunlun Energy Co. Ltd.	30,000	32,158
Lenovo Group Ltd.	62,000	76,528
Li Auto, Inc., Class A(a)(c)	9,604	84,325
Longfor Group Holdings Ltd.(b)	16,000	20,258
MINISO Group Holding Ltd.	3,568	16,176
NetEase, Inc.	13,400	301,837
NIO, Inc., Class A(a)	14,331	70,844
Nongfu Spring Co. Ltd., Class H(b)	15,400	92,912
Orient Overseas International Ltd.	1,000	19,098
Orient Securities Co. Ltd./China, Class A	3,700	5,446
Pharmaron Beijing Co. Ltd., Class A	800	3,448
Pop Mart International Group Ltd.(b)(c)	4,200	123,576
Postal Savings Bank of China Co. Ltd., Class H(b)	67,000	42,160
Rongsheng Petrochemical Co. Ltd., Class A	4,700	10,675
Satellite Chemical Co. Ltd., Class A	1,400	4,764
Seres Group Co. Ltd., Class A	800	12,501
SF Holding Co. Ltd., Class A	2,300	12,686
Shandong Nanshan Aluminum Co. Ltd., Class A	6,700	6,905
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	19,200	12,493
Shanghai Electric Group Co. Ltd., Class A(a)	5,800	7,678
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,000	3,853
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,256
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,200	4,968
Shenzhen Inovance Technology Co. Ltd., Class A	650	6,897
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	13,535
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	300	2,289
Shenzhou International Group Holdings Ltd.	6,400	51,469
Sichuan Chuantou Energy Co. Ltd., Class A	1,900	3,998
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	900	4,002
Sino Biopharmaceutical Ltd.	80,000	61,691
Sinopharm Group Co. Ltd., Class H	10,400	28,039
Sinotruk Hong Kong Ltd.	5,500	28,954
Sungrow Power Supply Co. Ltd., Class A	960	20,156
Sunny Optical Technology Group Co. Ltd.	5,500	40,672
Sunwoda Electronic Co. Ltd., Class A	1,000	3,792
Tencent Holdings Ltd.	25,200	1,658,004
Tianqi Lithium Corp., Class A(a)	700	5,772
Tongcheng Travel Holdings Ltd.	10,000	26,344
Trip.com Group Ltd.	4,750	246,516
Vipshop Holdings Ltd., ADR	2,434	42,400
Wanhua Chemical Group Co. Ltd., Class A	1,500	20,303
Want Want China Holdings Ltd.	37,000	23,174
Weichai Power Co. Ltd., Class A	2,900	11,757
Weichai Power Co. Ltd., Class H	15,000	62,420
Western Mining Co. Ltd., Class A	1,100	5,550
WuXi AppTec Co. Ltd., Class A	1,092	15,600
WuXi AppTec Co. Ltd., Class H(b)	3,000	45,529
Wuxi Biologics Cayman, Inc.(a)(b)	27,000	138,624
Xiamen Tungsten Co. Ltd., Class A	800	8,178
XPeng, Inc., Class A(a)	9,600	84,159
Yadea Group Holdings Ltd.(b)	10,000	14,554
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	400	6,837
Yum China Holdings, Inc.	2,707	149,760
Yunnan Baiyao Group Co. Ltd., Class A	740	6,046
Security	Shares	Value
China (continued)
Zangge Mining Co. Ltd., Class A	700	$8,766
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	7,138
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	4,000	20,862
Zhejiang NHU Co. Ltd., Class A	1,400	6,423
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	5,527
ZTO Express Cayman, Inc.	3,182	76,822
		10,642,346
Colombia — 0.2%
Grupo Cibest SA	1,936	42,322
Interconexion Electrica SA ESP	3,439	25,206
		67,528
Czech Republic — 0.1%
Komercni Banka AS	571	32,731
Moneta Money Bank AS(b)	1,887	18,154
		50,885
Egypt — 0.2%
Commercial International Bank - Egypt(CIB)	19,278	53,673
Greece — 1.0%
Alpha Bank SA	12,335	54,255
Eurobank SA	19,447	90,107
Hellenic Telecommunications Organization SA	1,239	25,737
National Bank of Greece SA	6,724	109,377
Piraeus Bank SA	8,499	81,544
		361,020
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	3,071	33,993
Richter Gedeon Nyrt	1,076	40,285
		74,278
India — 14.7%
ABB India Ltd.	403	26,920
APL Apollo Tubes Ltd.	1,356	33,344
Ashok Leyland Ltd.	22,388	51,988
Asian Paints Ltd.	2,969	77,694
Astral Ltd.	900	16,517
AU Small Finance Bank Ltd.(b)	4,140	43,592
Axis Bank Ltd.	17,609	268,216
Balkrishna Industries Ltd.	603	15,823
Britannia Industries Ltd.	840	55,422
Cipla Ltd./India	4,383	65,087
Colgate-Palmolive India Ltd.	947	23,484
Coromandel International Ltd.	914	22,322
Dabur India Ltd.	4,078	23,256
Eicher Motors Ltd.	1,061	93,493
Eternal Ltd.(a)	18,575	50,266
GAIL India Ltd.	17,875	33,355
GMR Airports Ltd.(a)	19,377	21,469
Grasim Industries Ltd.	2,106	64,850
Havells India Ltd.	1,699	26,091
HCL Technologies Ltd.	7,349	112,488
HDFC Bank Ltd.	87,371	854,052
Hero MotoCorp Ltd.	927	58,247
Hindalco Industries Ltd.	10,432	106,168
Hindustan Unilever Ltd.	6,306	162,133
ICICI Prudential Life Insurance Co. Ltd.(b)	2,597	18,698
Indian Hotels Co. Ltd. (The), Class A	6,621	48,620
Info Edge India Ltd.	2,642	29,926
Infosys Ltd.	24,922	357,204
InterGlobe Aviation Ltd.(b)	1,466	78,003
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Jindal Stainless Ltd.	2,396	$20,483
Kotak Mahindra Bank Ltd.	41,890	191,444
Lodha Developers Ltd.(b)	2,320	25,247
Mahindra & Mahindra Ltd.	7,166	267,839
Marico Ltd.	3,879	33,635
Max Healthcare Institute Ltd.	6,018	72,438
Nestle India Ltd.	5,232	74,345
NHPC Ltd., NVS	23,979	19,865
PI Industries Ltd.	569	19,525
Pidilite Industries Ltd.	2,345	38,493
Power Grid Corp. of India Ltd.	35,981	118,314
Reliance Industries Ltd.	46,776	717,887
Siemens Ltd.	673	25,313
Supreme Industries Ltd.	492	21,534
Suzlon Energy Ltd.(a)	79,157	37,197
Tata Consumer Products Ltd.	4,495	56,402
Torrent Pharmaceuticals Ltd.	924	44,073
Torrent Power Ltd.	1,379	23,797
Trent Ltd.	1,390	59,726
TVS Motor Co. Ltd.	1,838	78,283
UltraTech Cement Ltd.	912	127,157
Union Bank of India Ltd.	12,027	26,771
UPL Ltd.	3,863	27,101
Vedanta Ltd.	10,611	83,925
Voltas Ltd.	1,664	28,562
		5,078,084
Indonesia — 0.5%
Amman Mineral Internasional PT(a)	112,200	51,183
Barito Pacific Tbk PT(a)	178,776	21,220
Chandra Asri Pacific Tbk PT	67,000	26,787
Telkom Indonesia Persero Tbk PT	378,500	79,922
		179,112
Kuwait — 0.6%
Kuwait Finance House KSCP	85,778	224,863
Malaysia — 2.3%
AMMB Holdings Bhd	19,300	31,878
Axiata Group Bhd	21,000	12,295
CELCOMDIGI Bhd	27,100	22,218
CIMB Group Holdings Bhd	62,500	129,057
Gamuda Bhd	36,200	38,942
IHH Healthcare Bhd	17,100	39,982
Malayan Banking Bhd	46,500	142,876
Maxis Bhd	18,100	18,044
MR DIY Group M Bhd(b)	25,600	11,777
Nestle Malaysia Bhd	500	14,122
Petronas Chemicals Group Bhd	19,400	14,959
Petronas Dagangan Bhd	2,300	12,992
Petronas Gas Bhd	6,200	28,590
Press Metal Aluminium Holdings Bhd	28,400	52,006
Public Bank Bhd	112,700	142,704
Sunway Bhd	19,900	29,921
Telekom Malaysia Bhd	8,800	16,846
YTL Corp. Bhd	23,020	10,868
YTL Power International Bhd	23,180	16,827
		786,904
Mexico — 3.1%
America Movil SAB de CV, Series B, Class B	138,460	180,009
Cemex SAB de CV, NVS	117,258	146,794
Fibra Uno Administracion SA de CV	22,146	38,474
Fomento Economico Mexicano SAB de CV	13,065	146,596
Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,991	$78,049
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,381	49,642
Grupo Bimbo SAB de CV, Series A, Class A(c)	9,971	36,174
Grupo Financiero Banorte SAB de CV, Class O	19,390	221,113
Prologis Property Mexico SA de CV	8,288	40,704
Wal-Mart de Mexico SAB de CV	39,595	128,151
		1,065,706
Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	1,293	56,465
Credicorp Ltd.	522	180,811
		237,276
Philippines — 0.2%
Ayala Corp.	1,890	19,665
Manila Electric Co.	2,100	23,234
SM Investments Corp.	1,690	20,662
		63,561
Poland — 1.8%
Allegro.eu SA (a)(b)	6,093	47,416
Asseco Poland SA	396	19,567
Budimex SA	99	22,328
KGHM Polska Miedz SA(a)	1,073	101,186
mBank SA(a)	117	34,004
ORLEN SA	4,491	144,651
Powszechna Kasa Oszczednosci Bank Polski SA	6,700	173,588
Santander Bank Polska SA	317	52,649
Zabka Group SA(a)	2,965	18,554
		613,943
Qatar — 0.7%
Qatar Fuel QSC	4,616	18,744
Qatar Gas Transport Co. Ltd.	21,476	29,049
Qatar National Bank QPSC	35,733	189,216
		237,009
Russia — 0.0%
Mobile TeleSystems PJSC(a)(d)	18,946	3
Moscow Exchange MICEX-RTS PJSC(a)(d)	30,360	4
PhosAgro PJSC(a)(d)	18	—
Polyus PJSC(a)(d)	6,980	—
		7
Saudi Arabia — 2.1%
ACWA Power Co.(a)	1,196	52,747
Alinma Bank	9,241	68,640
Arabian Internet & Communications Services Co.	191	9,508
Dr Sulaiman Al Habib Medical Services Group Co.	653	40,215
Etihad Etisalat Co.	2,848	48,750
SABIC Agri-Nutrients Co.	1,817	59,889
Saudi Arabian Oil Co.(b)	46,811	311,973
Saudi Basic Industries Corp.	6,964	100,629
Saudi Electricity Co.	6,180	22,263
		714,614
South Africa — 7.6%
Absa Group Ltd.	6,491	110,930
Bid Corp. Ltd.	2,546	67,175
Bidvest Group Ltd.(The)	2,437	38,602
Capitec Bank Holdings Ltd.	668	199,050
Clicks Group Ltd.	1,817	36,357
Discovery Ltd.	4,462	73,236
FirstRand Ltd.	39,062	243,418
Gold Fields Ltd.	6,880	403,209
Impala Platinum Holdings Ltd.	6,997	155,443
MTN Group Ltd.	13,478	175,310

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Naspers Ltd., Class N	6,007	$334,293
Nedbank Group Ltd.	3,437	67,990
NEPI Rockcastle NV	4,734	44,011
Sanlam Ltd.	13,924	93,000
Sasol Ltd.(a)	4,487	40,884
Shoprite Holdings Ltd.	3,660	60,799
Standard Bank Group Ltd.	10,088	203,167
Valterra Platinum Ltd.	2,036	239,051
Vodacom Group Ltd.	4,892	49,996
		2,635,921
South Korea — 9.1%
Amorepacific Corp.	221	23,236
Doosan Enerbility Co. Ltd.(a)	3,469	256,377
Hana Financial Group, Inc.	2,130	180,171
Hanjin Kal Corp.(a)	183	19,835
Hanwha Systems Co. Ltd.(a)	586	46,277
HD Hyundai Co. Ltd.	332	67,537
HD Hyundai Electric Co. Ltd.	181	132,140
HMM Co. Ltd.	1,896	28,103
HYBE Co. Ltd.	178	47,856
Hyundai Glovis Co. Ltd.	290	58,392
Kakao Corp.	2,362	102,203
KakaoBank Corp.	1,301	24,516
KB Financial Group, Inc.	2,780	306,823
Korean Air Lines Co. Ltd.(a)	1,434	27,945
Krafton, Inc.	223	38,509
LG Chem Ltd.	382	111,077
LG Corp.	716	53,578
LG Electronics, Inc.	819	82,854
LG Energy Solution Ltd.(a)	359	106,692
LG Uplus Corp.	918	10,561
LS Electric Co. Ltd.	115	62,976
Mirae Asset Securities Co. Ltd.	1,533	76,845
NAVER Corp.	1,092	192,907
POSCO Future M Co. Ltd.(a)	271	46,519
Samsung C&T Corp.	658	160,350
Shinhan Financial Group Co. Ltd.	3,348	225,175
SK Biopharmaceuticals Co. Ltd.(a)	248	20,647
SK Innovation Co. Ltd.	521	46,267
SK Square Co. Ltd.(a)	710	318,661
SK Telecom Co. Ltd.	806	44,550
SK, Inc.	279	77,903
Woori Financial Group, Inc.	5,101	127,650
Yuhan Corp.	432	33,065
		3,158,197
Taiwan — 14.2%
Airtac International Group	1,000	38,262
Cathay Financial Holding Co. Ltd.	73,650	186,776
Chailease Holding Co. Ltd.	11,701	38,761
China Airlines Ltd.	23,000	15,370
China Steel Corp.	91,000	60,207
Chunghwa Telecom Co. Ltd.	29,000	124,801
CTBC Financial Holding Co. Ltd.	129,000	229,473
Delta Electronics, Inc.	15,000	676,407
E.Sun Financial Holding Co. Ltd.	113,123	127,218
Eva Airways Corp.	21,000	25,426
Evergreen Marine Corp. Taiwan Ltd.	8,800	55,226
Far Eastern New Century Corp.	25,000	22,996
Far EasTone Telecommunications Co. Ltd.	14,000	41,144
First Financial Holding Co. Ltd.	88,907	84,754
Fortune Electric Co. Ltd.	1,100	37,104
Security	Shares	Value
Taiwan (continued)
Fubon Financial Holding Co. Ltd.	65,002	$194,952
Hotai Motor Co. Ltd.	2,100	39,231
Hua Nan Financial Holdings Co. Ltd.	70,231	85,290
Lite-On Technology Corp.	15,000	81,877
Mega Financial Holding Co. Ltd.	91,667	117,925
Nan Ya Plastics Corp.	40,000	116,051
PharmaEssentia Corp.	2,219	51,250
President Chain Store Corp.	5,000	35,809
Shanghai Commercial & Savings Bank Ltd.(The)	30,000	38,326
SinoPac Financial Holdings Co. Ltd.	95,328	100,558
Taiwan Cooperative Financial Holding Co. Ltd.	84,824	64,754
Taiwan High Speed Rail Corp.	15,000	12,982
Taiwan Mobile Co. Ltd.	14,000	48,123
Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	1,747,148
TS Financial Holding Co. Ltd.	163,976	133,487
Uni-President Enterprises Corp.	37,000	85,550
United Microelectronics Corp.	88,000	182,059
		4,899,297
Thailand — 1.4%
Advanced Info Service PCL, NVDR	8,100	98,980
Airports of Thailand PCL, NVDR	33,200	58,178
Bangkok Dusit Medical Services PCL, NVDR	85,900	59,818
Bumrungrad Hospital PCL, NVDR	4,400	30,078
CP ALL PCL, NVDR(c)	40,500	67,430
Gulf Development PCL, NVDR(a)	34,645	69,073
Kasikornbank PCL, NVDR	4,400	28,443
Minor International PCL, NVDR	24,100	20,153
Siam Cement PCL (The), NVDR	6,000	43,410
		475,563
Turkey — 0.6%
Akbank TAS	24,140	49,636
Haci Omer Sabanci Holding AS	8,956	20,585
KOC Holding AS	6,112	27,804
Turk Hava Yollari AO	4,270	29,930
Turkiye Petrol Rafinerileri AS	7,469	37,198
Yapi ve Kredi Bankasi A/S(a)	25,864	25,546
		190,699
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	24,488	101,057
Abu Dhabi Islamic Bank PJSC	11,241	78,058
Air Arabia PJSC	16,484	24,287
Dubai Electricity & Water Authority PJSC	45,728	37,367
Emaar Properties PJSC	50,977	224,982
Emirates Telecommunications Group Co. PJSC	26,630	147,032
First Abu Dhabi Bank PJSC	33,874	180,942
Salik Co. PJSC	13,850	24,132
		817,857
Total Common Stocks — 97.4% (Cost: $22,789,927)		33,629,301
Preferred Stocks
Brazil — 1.8%
Banco Bradesco SA, Preference Shares, NVS	40,418	166,749
Cia Energetica de Minas Gerais, Preference Shares, NVS	13,073	30,779
Gerdau SA, Preference Shares, NVS	10,026	41,051
Itau Unibanco Holding SA, Preference Shares, NVS	41,425	378,009
Klabin SA, 0.00%	3	2
		616,590
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,105	$84,332
Colombia — 0.2%
Grupo Cibest SA, Preference Shares	3,463	58,720
India — 0.0%
TVS Motor Co. Ltd., 6.00%	7,368	810
Total Preferred Stocks — 2.2% (Cost: $407,190)		760,452
Total Long-Term Investments — 99.6% (Cost: $23,197,117)		34,389,753
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	207,796	207,900
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	230,000	230,000
Total Short-Term Securities — 1.3% (Cost: $437,890)		437,900
Total Investments — 100.9% (Cost: $23,635,007)		34,827,653
Liabilities in Excess of Other Assets — (0.9)%		(297,966)
Net Assets — 100.0%		$34,529,687

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$422,554	$—	$(214,667)(a)	$4	$9	$207,900	207,796	$2,168 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	—	(30,000)(a)	—	—	230,000	230,000	3,975	—
				$4	$9	$437,900		$6,143	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	03/20/26	$80	$2,209

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG MSCI EM Leaders ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,209	$—	$—	$—	$2,209

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,374)	$—	$—	$—	$(1,374)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,209	$—	$—	$—	$2,209
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$74,533
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,628,883	$29,000,411	$7	$33,629,301
Preferred Stocks	675,310	85,142	—	760,452
Short-Term Securities
Money Market Funds	437,900	—	—	437,900
	$5,742,093	$29,085,553	$7	$34,827,653
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,209	$—	$—	$2,209

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.7%
Cochlear Ltd.	2,140	$303,034
CSL Ltd.	28,610	2,995,083
Scentre Group	350,918	953,880
Vicinity Ltd.	153,494	267,554
		4,519,551
Austria — 0.3%
Verbund AG	6,619	471,299
Belgium — 0.8%
Argenx SE(a)	1,035	800,706
Elia Group SA/NV, Class B	4,046	642,843
		1,443,549
Canada — 1.3%
Saputo, Inc.	68,394	2,183,113
Chile — 0.8%
Empresas CMPC SA	926,095	1,372,526
China — 15.3%
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	52,200	60,711
BeOne Medicines Ltd., Class H(a)	29,321	723,830
China Longyuan Power Group Corp. Ltd., Class H	653,000	630,811
China Mengniu Dairy Co. Ltd.	899,000	1,852,514
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	315,900	455,924
China Railway Signal & Communication Corp. Ltd., Class A	453,469	377,992
China Three Gorges Renewables Group Co. Ltd., Class A	209,000	126,705
Chongqing Zhifei Biological Products Co. Ltd., Class A(a)	5,100	12,846
CSI Solar Co. Ltd., Class A	366,789	776,562
CSPC Pharmaceutical Group Ltd.	231,520	291,439
GDS Holdings Ltd., Class A(a)	353,700	1,832,319
Hangzhou First Applied Material Co. Ltd., Class A	99,900	263,425
Hansoh Pharmaceutical Group Co. Ltd.(b)	16,000	71,232
Henan Shuanghui Investment & Development Co. Ltd., Class A	43,800	167,706
Hengan International Group Co. Ltd.	164,500	611,990
Innovent Biologics, Inc.(a)(b)	27,000	293,756
Li Auto, Inc., Class A(a)	593,444	5,210,541
New Oriental Education & Technology Group, Inc.	184,900	1,016,893
Ningbo Deye Technology Co. Ltd., Class A	2,800	42,599
Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,900	72,492
Nongfu Spring Co. Ltd., Class H(b)	43,000	259,428
Seres Group Co. Ltd., Class A	37,600	587,569
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	720	9,729
Sungrow Power Supply Co. Ltd., Class A	24,700	518,584
TAL Education Group, ADR(a)	114,573	1,206,454
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	256,900	385,685
Tingyi Cayman Islands Holding Corp.	436,000	728,098
Xinyi Solar Holdings Ltd.	6,460,000	2,846,162
XPeng, Inc., Class A(a)	337,532	2,958,983
Yadea Group Holdings Ltd.(b)	314,000	456,987
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	226,600	1,181,804
		26,031,770
Denmark — 6.3%
Demant A/S(a)(c)	8,412	262,353
Genmab A/S(a)	2,570	756,676
Orsted A/S(a)(b)	66,122	1,557,753
Security	Shares	Value
Denmark (continued)
Rockwool AS, Class B	36,210	$1,200,634
Vestas Wind Systems A/S	271,954	6,952,313
		10,729,729
France — 1.9%
Covivio SA/France	6,021	441,327
Gecina SA	2,384	220,098
Ipsen SA	2,354	459,507
Klepierre SA	17,024	716,430
Unibail-Rodamco-Westfield, New	11,116	1,392,697
		3,230,059
Germany — 2.2%
LEG Immobilien SE	9,750	815,658
Vonovia SE	83,840	2,842,805
		3,658,463
Hong Kong — 4.0%
Henderson Land Development Co. Ltd.	80,000	361,620
MTR Corp. Ltd.	226,500	1,078,683
WH Group Ltd.(b)	4,331,000	5,447,381
		6,887,684
India — 1.1%
Colgate-Palmolive India Ltd.	3,504	86,892
Hindustan Unilever Ltd.	21,824	561,116
Lodha Developers Ltd.(b)	9,748	106,082
Lupin Ltd.	9,861	250,639
Nestle India Ltd.	10,893	154,786
Suzlon Energy Ltd.(a)	1,473,680	692,498
		1,852,013
Italy — 0.1%
Recordati Industria Chimica e Farmaceutica SpA	4,239	242,191
Japan — 9.9%
Central Japan Railway Co.	120,600	3,559,585
Chugai Pharmaceutical Co. Ltd.	10,400	701,275
Daiichi Sankyo Co. Ltd.	101,800	2,004,952
East Japan Railway Co.	276,700	6,834,626
Eisai Co. Ltd.	26,700	898,896
Kyowa Kirin Co. Ltd.	14,800	275,104
Nippon Building Fund, Inc.	263	244,669
Shionogi & Co. Ltd.	20,000	472,246
Terumo Corp.	63,200	855,126
Unicharm Corp.	158,000	1,081,145
		16,927,624
Malaysia — 0.2%
QL Resources Bhd	243,144	254,954
Mexico — 1.9%
Fibra Uno Administracion SA de CV	280,381	487,110
Kimberly-Clark de Mexico SAB de CV, Class A	190,358	477,829
Prologis Property Mexico SA de CV	24,008	117,907
Sigma Foods SAB de CV, Class A	1,919,091	2,156,219
		3,239,065
Netherlands — 0.8%
JDE Peet's NV	36,123	1,354,233
Norway — 1.2%
Mowi ASA	64,809	1,531,009
Salmar ASA	8,869	531,915
		2,062,924
Portugal — 0.3%
EDP Renovaveis SA	27,820	439,505

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia — 0.1%
ACWA Power Co.(a)	1,966	$86,706
Singapore — 0.5%
CapitaLand Ascendas REIT	146,100	310,352
CapitaLand Integrated Commercial Trust	256,916	497,053
		807,405
South Africa — 0.2%
NEPI Rockcastle NV	33,979	315,896
South Korea — 1.4%
LG Energy Solution Ltd.(a)	5,547	1,648,531
LS Electric Co. Ltd.	1,459	798,975
		2,447,506
Spain — 2.0%
Acciona SA	11,836	3,435,013
Sweden — 2.6%
Essity AB, Class B	108,129	3,434,661
Svenska Cellulosa AB SCA, Class B	45,836	622,262
Swedish Orphan Biovitrum AB(a)	8,268	361,283
		4,418,206
Switzerland — 4.8%
Novartis AG, Registered	40,781	6,856,988
Sonova Holding AG, Registered	4,077	1,062,896
Swiss Prime Site AG, Registered	1,269	242,150
		8,162,034
Taiwan — 7.3%
PharmaEssentia Corp.	4,000	92,385
Taiwan High Speed Rail Corp.	455,000	393,777
Uni-President Enterprises Corp.	2,090,000	4,832,395
Wiwynn Corp.	57,000	7,163,259
		12,481,816
United Kingdom — 1.7%
Land Securities Group PLC	24,352	211,564
Pearson PLC	156,137	2,009,376
United Utilities Group PLC	39,970	749,214
		2,970,154
United States — 28.1%
Alnylam Pharmaceuticals, Inc.(a)	2,002	666,506
Dexcom, Inc.(a)(c)	17,170	1,260,793
Digital Realty Trust, Inc.	17,996	3,188,891
Security	Shares	Value
United States (continued)
Edwards Lifesciences Corp.(a)	18,265	$1,579,375
Equinix, Inc.	3,352	3,265,720
First Solar, Inc.(a)	29,929	5,901,999
Hormel Foods Corp.	72,872	1,865,523
Incyte Corp.(a)	9,207	932,393
Insmed, Inc.(a)	864	129,021
Insulet Corp.(a)	2,687	662,641
Kimberly-Clark Corp.	41,622	4,638,356
Marvell Technology, Inc.	85,628	6,994,951
Neurocrine Biosciences, Inc.(a)	5,518	729,756
Nvidia Corp.	36,576	6,480,901
Regeneron Pharmaceuticals, Inc.	4,120	3,220,480
United Therapeutics Corp.(a)	1,657	834,962
Vertex Pharmaceuticals, Inc.(a)	6,564	3,261,192
Weyerhaeuser Co.	89,127	2,186,285
		47,799,745
Total Long-Term Investments — 99.8% (Cost: $152,735,737)		169,824,733
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	1,519,074	1,519,834
Total Short-Term Securities — 0.9% (Cost: $1,519,834)		1,519,834
Total Investments — 100.7% (Cost: $154,255,571)		171,344,567
Liabilities in Excess of Other Assets — (0.7)%		(1,190,062)
Net Assets — 100.0%		$170,154,505

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Sustainable Development Goals ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,208,814	$—	$(7,689,549)(a)	$750	$(181)	$1,519,834	1,519,074	$7,409 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	100,000	—	(100,000)(a)	—	—	—	—	2,311	—
				$750	$(181)	$1,519,834		$9,720	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	6	03/20/26	$207	$(2,346)
MSCI EAFE Index	1	03/20/26	158	13,547
MSCI Emerging Markets Index	2	03/20/26	160	21,403
				$32,604
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$34,950	$—	$—	$—	$34,950
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,346	$—	$—	$—	$2,346

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Sustainable Development Goals ETF

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$101,128	$—	$—	$—	$101,128
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$27,833	$—	$—	$—	$27,833
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$592,656
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$60,446,608	$109,378,125	$—	$169,824,733
Short-Term Securities
Money Market Funds	1,519,834	—	—	1,519,834
	$61,966,442	$109,378,125	$—	$171,344,567
Derivative Financial Instruments(a)
Assets
Equity Contracts	$34,950	$—	$—	$34,950
Liabilities
Equity Contracts	(2,346)	—	—	(2,346)
	$32,604	$—	$—	$32,604

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $303,000 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.9%
4DMedical Ltd.(a)	37,417	$106,069
Abacus Storage King	39,901	42,602
AGL Energy Ltd.	48,125	338,819
Alkane Resources Ltd.(a)	82,624	103,189
Alpha HPA Ltd.(a)	94,250	43,537
ALS Ltd.	40,980	745,467
Amotiv Ltd.(b)	10,625	59,660
AMP Ltd.	191,000	176,444
Ampol Ltd.	18,875	378,961
Ansell Ltd.	11,625	269,274
Arafura Rare Earths Ltd.(a)	321,593	59,510
ARB Corp. Ltd.	6,250	114,132
Arena REIT	31,625	77,000
Atlas Arteria Ltd.	86,500	295,311
AUB Group Ltd.	9,376	169,039
Aurizon Holdings Ltd.	139,290	411,283
Aussie Broadband Ltd.	22,625	81,680
Austal Ltd.(a)	31,375	115,158
Bank of Queensland Ltd.	53,194	264,777
Bapcor Ltd.(b)	29,891	18,484
Bapcor Ltd., NVS	220	136
Beach Energy Ltd.	126,875	99,135
Bega Cheese Ltd.	23,767	106,110
Bellevue Gold Ltd.(a)	119,080	158,220
Bendigo & Adelaide Bank Ltd.	50,125	381,734
BlueScope Steel Ltd.	35,272	702,647
Bravura Solutions Ltd.	32,245	47,667
Breville Group Ltd.	8,000	181,276
BWP Property Group Ltd.	45,375	124,708
Capricorn Metals Ltd.(a)	36,430	389,000
Catalyst Metals Ltd.(a)(b)	19,982	121,607
Catapult Sports Ltd.(a)	18,270	46,261
Centuria Capital Group	65,625	88,038
Centuria Industrial REIT	42,875	97,935
Challenger Ltd.	41,250	261,979
Champion Iron Ltd.	30,875	117,782
Charter Hall Group	36,136	567,176
Charter Hall Long Wale REIT	50,750	135,755
Charter Hall Retail REIT	41,500	119,541
Charter Hall Social Infrastructure REIT	33,000	67,635
Clarity Pharmaceuticals Ltd.(a)	22,664	57,973
Cleanaway Waste Management Ltd., Class L	170,271	308,769
Codan Ltd.	8,625	217,601
Collins Foods Ltd.	10,625	75,908
Corporate Travel Management Ltd.(c)	9,875	95,993
Credit Corp. Group Ltd.	6,875	59,491
Data#3 Ltd.	13,625	67,441
Deep Yellow Ltd.(a)	89,875	167,998
Deterra Royalties Ltd.	33,625	103,252
Develop Global Ltd.(a)	19,929	82,204
Dexus	86,064	410,968
Dexus Industria REIT	20,412	37,485
Dicker Data Ltd.	8,625	61,605
DigiCo Infrastructure REIT	33,239	48,616
Domino's Pizza Enterprises Ltd., Class L	5,500	79,530
Downer EDI Ltd.	55,125	336,876
DroneShield Ltd.(a)(b)	61,518	158,767
Dyno Nobel Ltd.	148,250	350,076
Eagers Automotive Ltd.	14,067	240,422
Elders Ltd.	15,250	78,733
Security	Shares	Value
Australia (continued)
Electro Optic Systems Holdings Ltd.(a)	13,325	$85,172
Elevra Lithium Ltd.(a)	12,385	71,820
Emerald Resources NL(a)	41,750	214,358
Endeavour Group Ltd./Australia	120,875	335,815
EVT Ltd.	10,882	102,948
FireFly Metals Ltd.(a)	52,691	81,752
Flight Centre Travel Group Ltd., Class L	15,000	137,596
Gemlife Communities Group(a)	15,337	58,393
Genesis Minerals Ltd.(a)	84,250	448,342
GPT Group(The)	148,544	534,755
GrainCorp Ltd., Class A	16,750	73,408
Greatland Resources Ltd.(a)	39,975	393,268
Growthpoint Properties Australia Ltd.	29,250	46,626
Guzman y Gomez Ltd.	4,146	56,880
Hansen Technologies Ltd.	17,000	64,156
Harvey Norman Holdings Ltd.	60,339	247,010
Helia Group Ltd.	20,817	89,188
HMC Capital Ltd.	25,975	51,353
HomeCo Daily Needs REIT	140,625	130,542
HUB24 Ltd.	6,496	451,319
IDP Education Ltd.	21,000	69,492
IGO Ltd.(a)(b)	54,125	331,058
Iluka Resources Ltd.	34,000	163,120
Imdex Ltd.	40,625	122,729
Ingenia Communities Group	30,750	99,748
Inghams Group Ltd.	29,625	43,416
Insignia Financial Ltd.(a)	42,625	141,506
IperionX Ltd.(a)	26,508	126,739
IPH Ltd.	23,875	60,756
IRESS Ltd.	14,875	79,010
JB Hi-Fi Ltd.	8,881	519,134
Judo Capital Holdings Ltd.(a)	89,625	109,830
Karoon Energy Ltd.	69,250	76,442
Kelsian Group Ltd.	15,286	49,252
Kingsgate Consolidated Ltd.(a)	17,801	89,545
L1 Group Ltd.	61,686	54,443
Lendlease Corp. Ltd.	53,500	159,716
Liontown Ltd.(a)	145,625	176,161
Lovisa Holdings Ltd.	4,875	82,865
MA Financial Group Ltd.	11,000	72,470
Maas Group Holdings Ltd.	15,750	53,357
Macmahon Holdings Ltd.	96,299	51,122
Macquarie Technology Group Ltd.(a)	1,250	60,297
Magellan Financial Group Ltd.	16,375	98,456
McMillan Shakespeare Ltd.	5,750	65,754
Megaport Ltd.(a)	12,750	79,778
Mesoblast Ltd.(a)(b)	93,940	149,614
Metcash Ltd.	82,875	194,535
Mineral Resources Ltd.(a)	14,625	632,102
Mirvac Group	313,500	457,266
Monadelphous Group Ltd.	7,500	173,076
Nanosonics Ltd.(a)(b)	23,500	56,996
National Storage REIT	98,750	195,319
Netwealth Group Ltd.	10,250	187,726
Neuren Pharmaceuticals Ltd.(a)(b)	9,500	88,021
New Hope Corp. Ltd.	58,676	195,561
NEXTDC Ltd.(a)(b)	51,000	503,278
nib holdings Ltd./Australia	39,241	178,906
Nick Scali Ltd.	7,375	97,696
Nickel Industries Ltd.	159,500	114,335
Nine Entertainment Co. Holdings Ltd.	107,125	80,410
NRW Holdings Ltd.	34,741	161,416

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Nufarm Ltd.(a)	33,000	$48,363
Ora Banda Mining Ltd.(a)	118,062	109,150
Orica Ltd.	38,750	672,724
Orora Ltd.	106,750	162,782
Paladin Energy Ltd.(a)(b)	35,256	335,944
Pantoro Gold Ltd.(a)	26,945	111,011
Perenti Ltd.	78,875	131,892
Perpetual Ltd.	8,250	108,739
Perseus Mining Ltd.	108,536	466,537
PEXA Group Ltd.(a)	10,625	113,497
Pinnacle Investment Management Group Ltd.	13,500	150,626
PLS Group Ltd.(a)(b)	258,903	952,738
PolyNovo Ltd.(a)	61,875	42,381
Predictive Discovery Ltd.(a)	147,636	104,342
Premier Investments Ltd.	7,625	72,929
PWR Holdings Ltd.	9,750	69,517
Qube Holdings Ltd.	134,124	477,691
Ramelius Resources Ltd.	178,762	587,296
Ramsay Health Care Ltd.	15,500	475,815
Reece Ltd.	12,854	143,033
Region Group	102,768	168,939
Regis Healthcare Ltd.	14,250	70,458
Regis Resources Ltd.	57,000	385,805
Reliance Worldwide Corp. Ltd.	64,125	152,016
Resolute Mining Ltd.(a)	171,083	181,849
Sandfire Resources Ltd.(a)	36,500	523,554
SEEK Ltd.	28,375	334,893
Service Stream Ltd.	47,245	69,911
Silex Systems Ltd.(a)	18,625	91,521
Sims Ltd.	13,000	203,050
SiteMinder Ltd.(a)	24,375	62,476
SmartGroup Corp. Ltd.	13,250	83,047
SRG Global Ltd.	46,805	96,661
Stanmore Resources Ltd.	38,625	72,466
Steadfast Group Ltd.	80,426	251,878
Super Retail Group Ltd.	12,500	138,024
Superloop Ltd.(a)	39,158	82,140
Supply Network Ltd.(b)	1,588	40,120
Tabcorp Holdings Ltd.	200,250	151,996
Technology One Ltd.	24,096	446,299
Telix Pharmaceuticals Ltd.(a)(b)	21,049	152,084
Temple & Webster Group Ltd.(a)	7,125	41,752
Treasury Wine Estates Ltd.	62,914	203,157
Tuas Ltd.(a)	18,250	83,606
Vault Minerals Ltd.(a)	78,980	332,136
Ventia Services Group Pty. Ltd.	64,500	268,896
Virgin Australia Holdings Ltd.(a)	22,078	49,335
Viva Energy Group Ltd.(d)	88,625	111,661
Vulcan Energy Resources Ltd.(a)	26,411	70,242
WA1 Resources Ltd., NVS(a)	4,875	60,721
Waypoint REIT Ltd.	53,375	96,861
WEB Travel Group Ltd.(a)	29,250	67,131
West African Resources Ltd.(a)	88,171	220,178
Westgold Resources Ltd.	71,125	394,844
Whitehaven Coal Ltd.	66,500	369,271
Worley Ltd.	39,875	321,110
Yancoal Australia Ltd.	31,500	131,268
Zip Co. Ltd.(a)	98,500	133,831
		32,953,794
Austria — 0.3%
ANDRITZ AG	5,375	466,633
AT&S Austria Technologie & Systemtechnik AG(a)	2,038	123,358
Security	Shares	Value
Austria (continued)
CA Immobilien Anlagen AG	2,648	$82,673
CPI Europe AG(a)	2,750	52,163
DO & CO AG	625	159,147
EVN AG	3,375	117,460
Lenzing AG(a)(b)	1,625	46,905
Oesterreichische Post AG	2,716	112,467
Palfinger AG	1,500	68,711
Porr AG	1,750	80,649
UNIQA Insurance Group AG	9,940	196,452
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,077	240,019
voestalpine AG	8,500	486,456
Wienerberger AG	8,875	291,302
		2,524,395
Bahrain — 0.0%
OneSpaWorld Holdings Ltd.	9,788	210,736
Bangladesh — 0.0%
Hamilton Insurance Group Ltd., Class B(a)	3,693	116,662
Belgium — 0.5%
Ackermans & van Haaren NV	1,904	652,897
Aedifica SA	3,525	326,495
Azelis Group NV	12,625	125,705
Barco NV	6,125	78,457
Bekaert SA	2,875	148,381
CMB Tech NV	9,067	131,404
Cofinimmo SA	3,000	328,266
Colruyt Group NV	2,500	101,322
Deme Group NV	625	145,130
Fagron	5,543	149,081
Galapagos NV(a)	3,375	113,426
KBC Ancora	3,097	275,160
Kinepolis Group NV	875	28,115
Melexis NV	1,625	108,971
Montea NV	1,399	129,485
Ontex Group NV(a)(b)	6,250	34,232
Proximus SADP	10,750	88,725
Recticel SA	4,250	57,706
Retail Estates NV	2,932	238,495
Shurgard Self Storage Ltd.	2,750	90,623
Solvay SA	5,875	192,979
Tessenderlo Group SA	2,000	63,251
Umicore SA	15,089	321,575
VGP NV	1,125	146,009
Warehouses De Pauw CVA	17,176	527,596
Xior Student Housing NV	2,750	97,359
		4,700,845
Canada — 5.2%
5N Plus, Inc.(a)	7,163	155,753
Abaxx Technologies, Inc.(a)(b)	2,488	77,063
AbraSilver Resource Corp.(a)	11,041	142,540
ADENTRA, Inc.	2,375	65,658
Advantage Energy Ltd.(a)	13,250	101,411
Aecon Group, Inc.	5,875	163,710
Air Canada(a)	8,858	133,969
Algonquin Power & Utilities Corp.	57,875	404,771
Allied Gold Corp.(a)	8,614	272,682
Allied Properties REIT(b)	10,116	70,528
Almonty Industries, Inc.(a)	15,264	281,657
Altius Minerals Corp.	4,412	155,870
Altus Group Ltd./Canada	3,750	128,414
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Americas Gold & Silver Corp.(a)	17,573	$172,503
Arbutus Biopharma Corp.(a)	15,375	71,648
Aris Mining Corp.(a)	15,094	341,926
Aritzia, Inc.(a)	6,625	586,612
Atco Ltd./Canada, Class I, NVS	6,003	285,440
Athabasca Oil Corp.(a)	42,000	271,574
ATS Corp.(a)	6,625	211,516
Aurinia Pharmaceuticals, Inc.(a)	10,125	143,471
Avino Silver & Gold Mines Ltd.(a)	11,465	110,275
Aya Gold & Silver, Inc.(a)(b)	9,375	202,957
B2Gold Corp.	104,750	643,528
Badger Infrastructure Solutions Ltd.	2,750	147,394
Ballard Power Systems, Inc.(a)	20,546	44,133
Bausch Health Companies, Inc.(a)	21,875	129,738
Baytex Energy Corp.	56,250	216,084
Birchcliff Energy Ltd.	21,500	107,969
Bird Construction, Inc.	5,000	116,638
Bitfarms Ltd./Canada(a)(b)	51,125	112,441
BlackBerry Ltd.(a)	44,625	151,471
Boardwalk Real Estate Investment Trust	1,875	89,898
Boralex, Inc., Class A	7,000	142,458
BOYD GROUP, Inc.	2,171	378,940
Brookfield Business Corp., Class A	2,750	94,593
Brookfield Infrastructure Corp., Class A	9,571	477,269
Brookfield Wealth Solutions Ltd.(b)	3,984	177,141
BRP, Inc.	2,750	201,626
BSR Real Estate Investment Trust	3,375	42,390
BTQ Technologies Corp.(a)	7,791	25,931
Canaccord Genuity Group, Inc.	8,500	83,439
Canada Goose Holdings, Inc.(a)	4,750	58,502
Canadian Apartment Properties REIT	6,183	171,069
Canfor Corp.(a)	5,625	56,702
Capital Power Corp.	12,336	579,065
Capstone Copper Corp.(a)	65,987	682,582
Cardinal Energy Ltd.	21,578	156,134
Cargojet, Inc.	875	61,209
Cascades, Inc.	7,625	67,247
Centerra Gold, Inc.	16,399	344,679
CES Energy Solutions Corp.	17,875	220,546
Choice Properties REIT	7,885	91,680
Cogeco Communications, Inc.	1,375	72,941
Collective Mining Ltd.(a)	4,465	92,996
Colliers International Group, Inc.	3,375	400,309
Crombie REIT	4,497	53,936
Cronos Group, Inc.(a)	17,110	45,909
CT REIT	5,375	67,776
Definity Financial Corp.	7,875	394,197
Definium Therapeutics, Inc.(a)(b)	7,125	124,331
Denison Mines Corp.(a)	70,875	295,128
Discovery Silver Corp.(a)	46,428	383,596
Docebo, Inc.(a)	1,625	28,067
DPM Metals, Inc.	18,912	818,843
Dream Industrial REIT	10,750	104,659
Eldorado Gold Corp.	16,250	754,692
Endeavour Silver Corp.(a)	24,067	334,879
Enerflex Ltd.	9,875	221,600
Energy Fuels, Inc./Canada(a)	18,125	387,069
Enghouse Systems Ltd.	4,125	53,526
EQB, Inc.	1,876	158,601
Equinox Gold Corp.(a)	59,816	1,122,605
ERO Copper Corp.(a)	7,750	265,104
Exchange Income Corp.	2,250	179,268
Security	Shares	Value
Canada (continued)
Extendicare, Inc.	6,500	$126,660
Fiera Capital Corp., Class A(b)	9,750	41,743
Finning International, Inc.	10,750	724,732
First Capital Real Estate Investment Trust	8,250	129,370
First Majestic Silver Corp.	35,484	1,135,238
Foran Mining Corp.(a)	23,250	125,109
Fortuna Mining Corp.(a)	24,875	339,922
Freehold Royalties Ltd.	11,208	144,532
G Mining Ventures Corp.(a)(b)	15,678	642,039
G2 Goldfields, Inc.(a)	13,638	70,087
Gibson Energy, Inc.	13,000	279,337
goeasy Ltd.(b)	1,125	88,562
GoGold Resources, Inc.(a)	33,435	89,712
Granite Real Estate Investment Trust	2,500	168,561
Groupe Dynamite, Inc.	1,262	82,129
H&R Real Estate Investment Trust	10,250	78,375
Hammond Power Solutions, Inc., Class A(b)	875	125,927
Headwater Exploration, Inc.	18,875	173,799
Hudbay Minerals, Inc.	31,250	885,461
i-80 Gold Corp.(a)	57,164	119,437
IAMGOLD Corp.(a)	48,478	1,192,714
IMAX Corp.(a)	3,750	160,613
International Petroleum Corp.(a)(b)	6,125	139,783
InterRent REIT	6,125	60,125
Ivanhoe Electric, Inc.(a)	8,250	141,818
Jamieson Wellness, Inc.(d)	3,375	93,304
K92 Mining, Inc.(a)	19,679	474,356
Kelt Exploration Ltd.(a)	14,250	90,678
Killam Apartment REIT	5,125	63,497
Kinaxis, Inc.(a)	2,250	213,627
Labrador Iron Ore Royalty Corp.	5,147	117,803
Lassonde Industries, Inc., Class A	386	68,481
Laurentian Bank of Canada	3,631	106,983
Leon's Furniture Ltd.	2,500	52,216
Lightspeed Commerce, Inc.(a)(b)	11,000	99,271
Linamar Corp.	3,125	215,374
Lionsgate Studios Corp.(a)	13,638	122,742
Lithium Americas Corp.(a)	18,875	95,479
Mainstreet Equity Corp.	416	57,280
Major Drilling Group International, Inc.(a)	8,375	111,867
Maple Leaf Foods, Inc.	6,375	131,001
MDA Space Ltd.(a)	10,831	314,040
Meren Energy, Inc.	35,375	56,536
Methanex Corp.	5,375	271,183
Montage Gold Corp.(a)	18,854	234,975
MTY Food Group, Inc.(b)	2,000	60,702
Mullen Group Ltd.	6,750	85,362
New Gold, Inc.(a)	62,875	844,449
NexGen Energy Ltd.(a)(b)	50,121	639,350
NFI Group, Inc.(a)	8,750	109,371
NGEx Minerals Ltd.(a)(b)	10,750	248,407
NioCorp Developments Ltd.(a)(b)	9,019	47,801
North West Co., Inc. (The)(b)	3,875	159,028
Northern Dynasty Minerals Ltd.(a)	44,892	69,442
Northland Power, Inc.	20,625	330,532
Northwest Healthcare Properties Real Estate Investment Trust	32,610	139,615
Novagold Resources, Inc.(a)	23,000	306,880
Novanta, Inc.(a)	2,878	386,890
OceanaGold Corp.	18,750	797,396
Onex Corp.	4,635	344,656
OR Royalties, Inc.	15,133	717,016

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Orezone Gold Corp.(a)	38,886	$78,396
Orla Mining Ltd.	24,154	522,373
Ovintiv, Inc.	21,640	1,094,768
Ovintiv, Inc.	1,381	69,695
Paramount Resources Ltd., Class A	6,500	128,661
Parex Resources, Inc.	7,750	121,246
Pason Systems, Inc.	7,000	63,377
Perpetua Resources Corp.(a)	7,001	258,057
Pet Valu Holdings Ltd.	4,206	87,848
Peyto Exploration & Development Corp.	15,750	305,174
PrairieSky Royalty Ltd.	16,889	385,560
Precision Drilling Corp.(a)	1,375	119,270
Premium Brands Holdings Corp., Class A(b)	4,019	312,345
Prinmaris REIT	4,611	61,726
Propel Holdings, Inc.	2,750	42,357
Quebecor, Inc., Class B	12,343	510,442
Richelieu Hardware Ltd.	4,125	131,669
Rio2 Ltd.(a)	33,667	93,543
RioCan REIT	7,639	110,493
Rockpoint Gas Storage, Inc., Class A	3,026	62,914
Rogers Sugar, Inc.	6,500	31,403
Russel Metals, Inc.	4,625	162,886
Savaria Corp.	4,887	90,464
Seabridge Gold, Inc.(a)	6,250	246,279
Secure Waste Infrastructure Corp.	15,750	218,460
Sienna Senior Living, Inc.	7,250	124,797
Silvercorp Metals, Inc.	19,875	276,258
Skeena Resources Ltd.(a)	7,375	281,094
Slate Grocery REIT	3,593	41,855
SmartCentres Real Estate Investment Trust	5,818	118,446
Solaris Resources, Inc.(a)	7,354	79,252
South Bow Corp.	16,500	530,545
Southern Cross Gold Consolidated Ltd.(a)(b)	17,670	148,583
Spin Master Corp.(d)	3,125	44,101
Sprott, Inc.	1,750	283,813
SSR Mining, Inc.(a)	16,125	518,605
Stella-Jones, Inc.	4,000	274,506
StorageVault Canada, Inc.	22,875	83,011
Strathcona Resources Ltd.	3,481	76,048
SunOpta, Inc.(a)	7,750	49,885
Superior Plus Corp.(b)	18,875	90,912
Tamarack Valley Energy Ltd.	39,934	298,323
Taseko Mines Ltd.(a)	27,750	247,178
TerraVest Industries, Inc.	1,213	130,784
TMC the metals Co., Inc.(a)(b)	16,405	102,859
Topaz Energy Corp.	4,188	95,670
Torex Gold Resources, Inc.	7,726	470,736
TransAlta Corp.	22,500	309,281
Transcontinental, Inc., Class A	5,625	95,918
Trican Well Service Ltd.	16,250	77,554
Triple Flag Precious Metals Corp.	5,500	227,411
Trisura Group Ltd.(a)	3,875	132,552
Vermilion Energy, Inc.	12,375	132,908
Vizsla Silver Corp.(a)(b)	25,861	113,185
Well Health Technologies Corp.(a)(b)	18,375	56,578
Wesdome Gold Mines Ltd.(a)	12,406	243,927
West Fraser Timber Co. Ltd.	4,324	287,073
Westshore Terminals Investment Corp.	3,250	76,244
Winpak Ltd.	2,875	101,549
		43,858,698
China — 0.0%
GigaCloud Technology, Inc., Class A(a)	2,125	94,223
Security	Shares	Value
China (continued)
HBM Holdings Ltd.(a)(d)	53,000	$82,471
Mobvista, Inc.(a)(d)	44,000	66,541
United Energy Group Ltd.	946,000	78,937
		322,172
Costa Rica — 0.0%
Establishment Labs Holdings, Inc.(a)	1,875	147,562
Denmark — 0.7%
AL Sydbank	4,118	369,223
ALK-Abello A/S(a)	10,500	365,703
Alm Brand A/S	58,424	151,797
Ambu A/S, Class B	15,337	194,376
Bavarian Nordic A/S(a)	6,250	194,747
Chemometec A/S	1,250	82,761
D/S Norden A/S	2,125	95,287
DFDS A/S(a)	3,125	51,109
FLSmidth & Co. A/S	3,477	307,800
GN Store Nord A/S(a)(b)	10,875	160,270
Gubra AS	625	39,054
H Lundbeck A/S	22,125	135,920
ISS A/S	11,848	421,344
Jyske Bank A/S, Registered	3,444	516,169
Matas A/S(b)	2,750	48,039
Netcompany Group A/S(a)(b)(d)	3,375	172,539
NKT A/S(a)	4,572	590,959
NTG Nordic Transport Group A/S, Class A(a)	1,411	38,044
Per Aarsleff Holding A/S	1,416	179,270
Ringkjoebing Landbobank A/S	1,937	505,158
Royal Unibrew A/S	4,049	398,907
Scandinavian Tobacco Group A/S, Class A(d)	5,043	82,620
Schouw & Co. A/S	1,205	128,739
TORM PLC, Class A	4,625	135,526
Zealand Pharma A/S(a)	4,936	285,720
		5,651,081
Finland — 0.4%
Bittium Oyj	2,176	68,911
Finnair OYJ	10,375	42,574
Harvia OYJ	1,375	60,030
Hiab OYJ, Class B	3,386	194,550
Huhtamaki OYJ	7,750	289,461
Kalmar OYJ, Class B	3,000	172,250
Kemira OYJ	9,250	224,155
Kojamo OYJ(a)	10,750	125,180
Konecranes OYJ	5,375	634,548
Mandatum OYJ	36,576	294,941
Marimekko OYJ	2,625	34,739
Metsa Board OYJ, Class B(b)	15,750	58,459
Nokian Renkaat OYJ	9,875	124,233
Outokumpu OYJ	29,000	195,810
Puuilo OYJ	6,000	85,784
QT Group OYJ(a)	1,625	42,021
Revenio Group OYJ	1,625	35,623
TietoEVRY OYJ	8,500	189,728
Tokmanni Group Corp.(b)	4,500	42,583
Valmet OYJ	11,750	393,440
		3,309,020
France — 1.4%
Air France-KLM, NVS(a)	9,500	137,372
Altarea SCA	915	138,918
Alten SA	2,375	177,733
Antin Infrastructure Partners SA	4,000	45,447
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Aperam SA	3,500	$183,802
ARGAN SA, NVS	1,035	86,855
Arkema SA	4,588	334,122
Aubay	750	40,350
Beneteau SACA	4,250	40,224
Canal+ SA, NVS(a)	55,125	228,943
Carmila SA	4,500	98,198
Cie des Alpes	1,633	55,985
Clariane SE(a)	10,750	51,331
Coface SA	8,375	154,917
Constellium SE, Class A(a)	9,550	237,700
Derichebourg SA	9,000	99,838
Edenred SE	19,491	450,495
Elior Group SA(d)	13,051	42,806
Elis SA	13,125	421,090
Emeis SA(a)	6,500	117,503
Eramet SA	875	60,883
Etablissements Maurel et Prom SA	6,750	71,934
Eurazeo SE	3,236	190,155
Eutelsat Communications SACA(a)	19,860	52,682
Exail Technologies SA, NVS(a)	637	93,634
Exosens SAS	1,750	128,802
FDJ UNITED	9,032	273,982
Fnac Darty SA	1,375	57,589
Forvia SE(a)	11,750	166,727
Gaztransport Et Technigaz SA	2,875	656,587
ICADE	3,125	79,216
ID Logistics Group SACA(a)	250	117,562
Imerys SA	2,750	79,300
Interparfums SA	2,045	59,603
IPSOS SA	2,750	111,466
JCDecaux SE	5,125	105,660
Kaufman & Broad SA	1,375	52,692
LISI SA	1,943	128,710
Louis Hachette Group, NVS	55,125	111,610
Medincell SA, NVS(a)	1,464	39,799
Mercialys SA	7,500	108,605
Mersen SA	2,375	77,892
Metropole Television SA	3,604	49,248
Nanobiotix SA, NVS(a)	2,506	76,426
Nexans SA	2,990	429,520
Nexity SA(a)	4,125	46,339
Opmobility	5,500	110,059
Peugeot Invest SA	625	53,731
Planisware SA, NVS	2,000	37,982
Pluxee NV, NVS	7,000	93,430
Quadient SA	2,875	45,873
Remy Cointreau SA	1,757	86,296
Robertet SA	74	76,384
Rubis SCA	6,125	263,447
SCOR SE	12,125	441,916
SEB SA	1,538	94,400
SES SA, Class A	29,000	215,902
Societe BIC SA	1,875	120,569
SOITEC(a)	2,250	108,499
Sopra Steria Group	1,250	193,296
SPIE SA	11,375	704,195
Technip Energies NV	10,625	460,370
Teleperformance SE	4,334	262,055
Television Francaise 1 SA	5,375	46,025
Tikehau Capital SCA	2,136	47,598
Trigano SA	750	148,426
Security	Shares	Value
France (continued)
Ubisoft Entertainment SA(a)	6,500	$31,889
Valeo SE	17,500	252,368
Vallourec SACA	13,000	304,157
Valneva SE(a)	11,063	62,157
Vicat SACA	1,500	125,716
Virbac SACA	375	163,560
Viridien, NVS(a)	584	75,664
Vivendi SE	53,125	138,000
VusionGroup	574	80,693
Wavestone	750	42,842
Wendel SE	1,956	204,245
Worldline SA(a)(b)(d)	16,875	31,148
		11,693,144
Germany — 1.3%
Adesso SE	375	27,587
Aixtron SE	9,000	291,125
AlzChem Group AG	491	85,862
Aroundtown SA(a)	61,000	220,171
Atoss Software SE	875	90,847
Aumovio SE(a)	4,377	217,108
Aurubis AG	2,500	506,541
Auto1 Group SE(a)	10,375	208,376
Bechtle AG	6,500	261,170
Befesa SA(d)	2,750	109,437
Bilfinger SE	2,640	369,628
CANCOM SE	2,375	66,716
Carl Zeiss Meditec AG, Bearer	2,875	91,706
CECONOMY AG, NVS(a)	14,750	78,777
Cewe Stiftung & Co. KGaA	500	59,218
Dermapharm Holding SE	1,500	70,931
Deutsche Pfandbriefbank AG(d)	15,375	64,883
Deutz AG	12,500	183,733
Douglas AG(a)	3,250	45,057
Duerr AG	4,125	118,592
Eckert & Ziegler SE	3,750	67,912
Elmos Semiconductor SE	625	107,655
Energiekontor AG	750	34,568
Evotec SE(a)	11,250	77,923
Fielmann Group AG	2,000	109,006
flatexDEGIRO AG	6,625	240,038
Fraport AG Frankfurt Airport Services Worldwide(a)	3,000	293,543
Freenet AG	9,500	310,486
Friedrich Vorwerk Group SE	569	53,929
Gerresheimer AG(b)	2,750	54,881
GFT Technologies SE	1,875	34,828
Grand City Properties SA(a)	6,750	88,406
Grenke AG	2,625	45,228
HelloFresh SE(a)	12,500	70,914
Hornbach Holding AG & Co. KGaA	875	88,503
Hugo Boss AG	3,750	164,906
Hypoport SE(a)(b)	375	40,339
IONOS Group SE(a)	3,529	96,204
Jenoptik AG	4,125	136,257
JOST Werke SE(d)	1,823	144,508
K+S AG, Registered	13,500	239,019
KION Group AG	5,750	390,245
Kloeckner & Co. SE	5,625	72,821
Kontron AG	3,000	82,679
Krones AG	1,013	158,612
KWS Saat SE & Co. KGaA	938	71,665
Lanxess AG	6,875	154,555
Mutares SE & Co. KGaA(b)	1,375	50,372

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Nagarro SE	750	$49,440
Nordex SE(a)	10,527	531,266
Norma Group SE	3,125	58,165
PNE AG(b)	2,375	24,527
ProSiebenSat.1 Media SE(b)	11,125	61,539
Puma SE	8,126	225,924
Redcare Pharmacy NV(a)(b)(d)	1,250	88,534
RENK Group AG	6,836	460,635
RTL Group SA(a)	3,125	136,657
SAF-Holland SE	4,250	99,695
Salzgitter AG	2,250	143,607
Schaeffler AG	13,962	170,086
Schott Pharma AG & Co. KGaA	3,000	51,918
Siltronic AG(b)	1,500	101,098
Sixt SE	1,000	77,523
SMA Solar Technology AG(a)	1,750	65,913
Stabilus SE	2,250	50,146
Stroeer SE & Co. KGaA	2,750	112,303
Suedzucker AG(b)	5,625	67,288
SUESS MicroTec SE(b)	1,625	104,596
TAG Immobilien AG	14,000	273,075
TeamViewer SE(a)(d)	11,500	62,618
thyssenkrupp AG	39,500	487,401
Tkms AG& Co. KGaA(a)	1,975	223,915
United Internet AG, Registered	6,125	201,968
Vossloh AG	875	84,464
Wacker Chemie AG	1,500	143,064
Wacker Neuson SE	3,000	73,639
Wuestenrot & Wuerttembergische AG	5,907	115,399
		10,993,870
Guernsey — 0.0%
Burford Capital Ltd.	16,890	142,552
Hong Kong — 0.7%
ASMPT Ltd.	25,600	364,939
Bank of East Asia Ltd.(The)	74,400	144,741
Bright Smart Securities & Commodities Group Ltd.(a)	62,000	67,893
CITIC Telecom International Holdings Ltd.	387,000	129,604
Cowell e Holdings, Inc.(a)	21,000	75,080
CTF Services Ltd.	105,600	120,642
Dah Sing Banking Group Ltd.	102,800	171,934
Dah Sing Financial Holdings Ltd.	15,600	84,679
DFI Retail Group Holdings Ltd.	27,300	114,198
Envision Greenwise Holdings Ltd.(a)	117,000	47,617
First Pacific Co. Ltd.	168,000	135,686
Fortune REIT	210,000	145,814
FWD Group Holdings Ltd.(a)	15,600	73,779
Genpact Ltd.	13,500	536,220
Guotai Junan International Holdings Ltd.(b)	389,000	138,997
Hang Lung Group Ltd.	55,000	117,903
Hang Lung Properties Ltd.	135,000	176,827
Hysan Development Co. Ltd.	50,000	139,354
Jiaxin International Resources Investment Ltd.(a)	7,200	90,053
Johnson Electric Holdings Ltd.	36,500	144,206
Kerry Properties Ltd.	46,500	149,735
Luk Fook Holdings International Ltd.	26,000	97,756
Man Wah Holdings Ltd.	150,000	97,694
Melco International Development Ltd.(a)	73,000	39,426
Melco Resorts & Entertainment Ltd., ADR(a)	20,375	121,028
MGM China Holdings Ltd.	76,400	122,149
New World Development Co. Ltd.(a)	125,000	173,078
OSL Group Ltd.(a)	35,000	71,507
Security	Shares	Value
Hong Kong (continued)
Pacific Basin Shipping Ltd.	356,000	$157,371
PAX Global Technology Ltd.	172,000	107,069
PCCW Ltd.	342,000	259,534
Realord Group Holdings Ltd.(a)	36,000	62,950
SJM Holdings Ltd.(a)	273,000	84,002
Stella International Holdings Ltd.	66,500	128,352
SUNeVision Holdings Ltd.	125,000	107,578
Time Interconnect Technology Ltd.	47,000	116,822
United Laboratories International Holdings Ltd.(The)	70,000	116,397
Vitasoy International Holdings Ltd.	50,000	45,481
Vobile Group Ltd.(a)(b)	163,000	102,779
VTech Holdings Ltd.	14,500	119,430
Wynn Macau Ltd.	183,200	133,308
Xinyi Glass Holdings Ltd.(b)	149,000	197,063
Yue Yuen Industrial Holdings Ltd.	65,500	155,462
		5,786,137
Ireland — 0.4%
Cairn Homes PLC	49,250	138,541
Cimpress PLC(a)	1,625	118,706
Glanbia PLC	15,375	317,924
Glenveagh Properties PLC(a)(d)	44,125	117,571
Irish Residential Properties REIT PLC	53,500	67,894
NIQ Global Intelligence PLC(a)	4,745	63,251
nVent Electric PLC	13,125	1,553,475
Uniphar PLC	23,625	113,548
Weatherford International PLC	5,875	619,578
		3,110,488
Israel — 1.7%
Africa Israel Residences Ltd.	625	55,160
Airport City Ltd.(a)	4,625	81,229
Alony Hetz Properties & Investments Ltd.	12,750	149,830
Amot Investments Ltd.	18,750	124,464
Aryt Industries Ltd.	4,499	85,167
Ashtrom Group Ltd.	4,750	103,175
Aura Investments Ltd.(b)	14,125	93,417
Azorim-Investment Development & Construction Co. Ltd.	6,004	40,567
Bet Shemesh Engines Holdings 1997 Ltd.(a)	625	160,339
Bezeq The Israeli Telecommunication Corp. Ltd.	223,224	588,625
Big Shopping Centers Ltd.	1,288	310,374
Blue Square Real Estate Ltd.	500	67,260
Camtek Ltd./Israel(a)	2,375	395,692
Cellcom Israel Ltd.	10,250	119,479
Cellebrite DI Ltd.(a)	7,750	103,385
Clal Insurance Enterprises Holdings Ltd.	5,793	433,308
Danel Adir Yeoshua Ltd.	500	70,521
Danya Cebus Ltd.	217	12,192
Delek Automotive Systems Ltd.	5,500	34,350
Delek Group Ltd.	750	230,104
Delta Galil Ltd.	1,000	48,522
Doral Group Renewable Energy Resources Ltd.(a)	7,875	151,408
El Al Israel Airlines(b)	22,750	113,444
Elco Ltd.	1,125	54,503
Electra Consumer Products 1970 Ltd.	1,375	37,213
Electra Ltd./Israel	2,500	75,929
Electra Real Estate Ltd.(a)	3,375	60,157
Energix-Renewable Energies Ltd.	25,375	161,696
Enlight Renewable Energy Ltd.(a)	10,601	727,170
Equital Ltd.(a)	2,000	92,046
Fattal Holdings 1998 Ltd.(a)	625	122,578
FIBI Holdings Ltd.	1,419	148,306
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
First International Bank Of Israel Ltd.(The)	4,875	$419,474
Fiverr International Ltd.(a)(b)	2,750	29,783
Formula Systems 1985 Ltd.	875	101,188
Fox Wizel Ltd.	875	79,105
Gav-Yam Lands Corp. Ltd.	4,445	52,028
Gilat Satellite Networks Ltd.(a)	3,659	56,332
Global-e Online Ltd.(a)	8,530	298,294
Harel Insurance Investments & Financial Services Ltd.	9,093	478,444
Hilan Ltd.	1,250	80,041
IDI Insurance Co. Ltd.	721	52,632
Inmode Ltd.(a)	6,500	89,375
Inrom Construction Industries Ltd.	8,354	53,393
Isracard Ltd.	18,500	88,082
Israel Canada T.R Ltd.	17,625	110,432
Israel Corp Ltd.	250	64,605
Isras Holdings Ltd.(a)	375	38,989
Isrotel Ltd.	1,445	75,553
Ituran Location and Control Ltd.	1,500	72,000
JFrog Ltd.(a)	7,500	301,125
Kenon Holdings Ltd.	2,375	187,918
Kornit Digital Ltd.(a)	3,875	59,249
Kvutzat Acro Ltd.	3,000	44,428
Matrix IT Ltd.	5,013	151,294
Max Stock Ltd.	5,190	45,657
Mega Or Holdings Ltd.	2,000	325,836
Meitav Investment House Ltd.	2,849	104,429
Melisron Ltd.	1,916	259,622
Menora Mivtachim Holdings Ltd.	1,758	251,509
Meshek Energy Renewable Energies Ltd.(a)	25,734	91,550
Migdal Insurance & Financial Holdings Ltd.(a)	46,793	253,463
Mivne Real Estate KD Ltd.	46,554	193,142
Mivtach Shamir Holdings Ltd.	368	50,532
Nayax Ltd.(a)	1,375	69,214
Neto Malinda Trading Ltd.	1,003	58,230
Next Vision Stabilized Systems Ltd.	5,679	647,876
Oddity Tech Ltd., Class A(a)	3,126	36,793
Oil Refineries Ltd.	248,875	81,115
One Software Technologies Ltd.	4,375	84,463
OPC Energy Ltd.(a)	14,492	457,508
OY Nofar Energy Ltd.(a)	2,166	114,696
Pagaya Technologies Ltd., Class A(a)(b)	4,250	47,558
Partner Communications Co. Ltd.	11,250	137,650
Paz Retail And Energy Ltd.	750	184,184
Radware Ltd.(a)(b)	3,250	75,237
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,000	128,328
Reit 1 Ltd.	15,500	115,771
Retailors Ltd.	2,000	22,058
Riskified Ltd., Class A(a)	9,750	43,388
Sella Capital Real Estate Ltd.	22,500	65,727
Shapir Engineering and Industry Ltd.	12,750	132,945
Shikun & Binui Ltd.(a)	33,438	176,261
Shufersal Ltd.	15,875	222,471
Strauss Group Ltd.	5,069	223,563
Summit Real Estate Holdings Ltd.	3,250	58,789
Taboola.com Ltd.(a)(b)	15,875	50,324
Tel Aviv Stock Exchange Ltd.	7,250	353,613
Turpaz Industries Ltd.(a)	3,921	94,813
UroGen Pharma Ltd.(a)	3,195	69,331
Wix.com Ltd.(a)	4,523	318,691
YH Dimri Construction & Development Ltd.	1,000	142,303
Security	Shares	Value
Israel (continued)
ZIM Integrated Shipping Services Ltd.	9,625	$277,489
		14,101,503
Italy — 1.0%
A2A SpA	124,375	362,827
ACEA SpA	3,750	116,277
Amplifon SpA	9,378	145,456
Avio SpA	3,261	136,816
Azimut Holding SpA	9,250	381,201
Banca Generali SpA	4,625	298,122
Banca IFIS SpA	3,250	94,261
Banca Popolare di Sondrio SpA	7,154	144,598
Banco di Desio e della Brianza SpA	3,625	38,977
BFF Bank SpA(a)(d)	14,250	63,444
Brembo NV	11,875	140,768
Brunello Cucinelli SpA	2,750	266,103
Carel Industries SpA(d)	4,000	109,653
Cembre SpA	487	43,158
Cementir Holding NV	4,750	89,402
Credito Emiliano SpA	5,546	101,921
Danieli & C Officine Meccaniche SpA	830	66,261
De' Longhi SpA	6,125	280,816
DiaSorin SpA	1,818	152,562
El.En. SpA	4,875	81,372
Enav SpA(d)	21,500	140,015
ERG SpA	4,125	121,547
Ferretti SpA	31,403	143,496
Fila SpA	3,625	40,395
Fincantieri SpA(a)	6,613	112,000
GVS SpA(a)(d)	8,500	40,076
Hera SpA	65,125	340,042
Intercos SpA, NVS	4,875	71,428
Interpump Group SpA	6,125	281,631
Iren SpA	51,625	173,033
Italmobiliare SpA	1,284	43,547
Iveco Group NV	16,358	370,552
Juventus Football Club SpA, NVS(a)(b)	9,125	25,220
Lottomatica Group SpA	20,999	508,260
Maire SpA	11,750	212,664
MARR SpA(b)	3,750	41,830
MFE-MediaForEurope NV, Class A	13,250	48,380
NewPrinces SpA, NVS(a)	1,744	43,508
Nexi SpA(d)	42,870	175,105
OVS SpA(d)	16,375	95,805
Piaggio & C SpA	18,125	38,703
Pirelli & C SpA(d)	32,167	240,628
RAI Way SpA(d)	9,801	71,375
Reply SpA	1,875	200,602
Saipem SpA	103,000	433,072
Salvatore Ferragamo SpA(a)(b)	5,625	44,683
Sanlorenzo SpA/Ameglia	1,625	63,970
Sesa SpA	750	68,211
SOL SpA	3,250	198,154
Tamburi Investment Partners SpA	9,125	102,393
Technogym SpA(d)	9,625	211,074
Technoprobe SpA(a)	13,000	261,074
Webuild SpA	40,375	157,043
		8,233,511
Japan — 13.3%
77 Bank Ltd.(The)	3,400	213,701
ABC-Mart, Inc.	5,800	97,437
Acom Co. Ltd.	37,500	122,967

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Activia Properties, Inc.	201	$192,254
ADEKA Corp.	4,700	144,231
Advance Residence Investment Corp.	250	275,233
AEON Financial Service Co. Ltd.	10,100	114,084
AEON REIT Investment Corp.	67	58,647
Aica Kogyo Co. Ltd.	4,200	106,870
Aichi Financial Group, Inc., NVS	3,000	126,587
Aiful Corp.	50,000	165,598
Ain Holdings, Inc.	2,100	82,538
Air Water, Inc.	15,600	216,617
Alfresa Holdings Corp.	14,800	254,377
Alps Alpine Co. Ltd.	11,300	169,169
ALSOK Co. Ltd.	37,500	308,081
Amada Co. Ltd.	26,300	437,271
Amano Corp.	3,900	102,190
Anritsu Corp.	12,500	240,629
Anycolor, Inc.	2,500	61,921
Aozora Bank Ltd.	8,500	153,617
Appier Group, Inc.(b)	12,500	66,104
Arcs Co. Ltd.	3,000	74,729
ARE Holdings, Inc.	6,100	177,533
As One Corp.	4,800	70,010
Asahi Intecc Co. Ltd.	18,900	407,370
Atom Corp.(a)(b)	29,100	116,853
Autobacs Seven Co. Ltd.	5,300	60,348
Awa Bank Ltd.(The)	2,400	91,867
Axial Retailing, Inc.	21,200	177,159
Azbil Corp.	39,000	362,206
AZ-COM MARUWA Holdings, Inc.	12,500	79,173
Bank of Nagoya Ltd.(The)	2,600	98,416
BayCurrent, Inc.	11,600	336,835
Bic Camera, Inc.	12,500	144,789
BIPROGY, Inc.	7,300	221,660
Blue Zones Holdings Co. Ltd.	1,500	92,493
Brother Industries Ltd.	18,600	384,202
Bunka Shutter Co. Ltd.	12,500	172,463
C Uyemura & Co. Ltd.	800	110,859
Calbee, Inc.	12,500	247,259
Canon Marketing Japan, Inc.	4,200	188,145
Casio Computer Co. Ltd.	18,800	188,944
Chiyoda Corp.(a)	25,000	211,564
Chugin Financial Group, Inc., NVS	14,800	303,705
Chugoku Electric Power Co., Inc.(The)	25,000	174,154
Chugoku Marine Paints Ltd.	3,100	93,164
Citizen Watch Co. Ltd.	11,200	137,058
CKD Corp.	7,600	268,978
Coca-Cola Bottlers Japan Holdings, Inc.	12,500	330,458
Colowide Co. Ltd.(b)	12,500	150,225
Comforia Residential REIT, Inc.	192	138,003
COMSYS Holdings Corp.	12,500	460,149
Cosmo Energy Holdings Co. Ltd.	7,000	216,325
Cosmos Pharmaceutical Corp.	4,100	182,152
CRE Logistics REIT, Inc.	125	131,535
Create Restaurants Holdings, Inc.(b)	25,000	117,984
Credit Saison Co. Ltd.	12,500	380,606
CyberAgent, Inc.	37,500	330,650
Daicel Corp.	25,000	262,432
Dai-Dan Co. Ltd.	7,200	168,478
Daido Steel Co. Ltd.	12,500	190,510
Daiei Kankyo Co. Ltd.	3,200	79,230
Daihen Corp.	1,400	130,226
Daiichikosho Co. Ltd.	12,500	139,054
Security	Shares	Value
Japan (continued)
Daio Paper Corp.	12,500	$93,820
Daishi Hokuetsu Financial Group, Inc.	18,000	234,819
Daiwa House REIT Investment Corp.	338	287,820
Daiwa Office Investment Corp.	49	114,521
Daiwa Securities Living Investments Corp.	98	72,712
Daiwabo Holdings Co. Ltd.	6,000	122,759
DCM Holdings Co. Ltd.	16,200	176,744
DeNA Co. Ltd.	6,200	105,546
Denka Co. Ltd.	12,500	294,268
Dentsu Group, Inc.(a)	15,500	292,498
Dentsu Soken, Inc.	6,000	75,836
Dexerials Corp.	13,900	229,265
DIC Corp.	5,700	161,746
DMG Mori Co. Ltd.	12,500	247,532
Dowa Holdings Co. Ltd.	4,300	317,615
DTS Corp.	11,200	81,887
Duskin Co. Ltd.	3,100	85,777
EDION Corp.	2,700	38,801
Electric Power Development Co. Ltd., Class C	11,700	279,423
Exedy Corp.	2,100	83,185
EXEO Group, Inc.	16,000	306,589
Ezaki Glico Co. Ltd.	4,100	159,279
Ferrotec Corp.	3,400	137,982
Financial Partners Group Co. Ltd.	7,800	104,404
Food & Life Companies Ltd.	9,200	592,950
Freee KK(a)(b)	3,300	45,456
Frontier Real Estate Investment Corp.	250	143,313
Fuji Corp./Aichi	6,600	256,603
Fuji Media Holdings, Inc.	3,600	82,643
Fuji Oil Co. Ltd./Osaka	3,500	89,362
Fujimi, Inc.	4,200	88,457
Fukuoka Financial Group, Inc.	14,100	616,739
Fukuoka REIT Corp.	125	148,881
Furukawa Electric Co. Ltd.	6,000	1,075,023
Furuno Electric Co. Ltd.	1,300	65,881
Fuyo General Lease Co. Ltd.	3,300	98,084
GENDA, Inc.(a)(b)	12,500	50,385
Global One Real Estate Investment Corp.	183	164,391
Glory Ltd.	3,600	95,817
GLP J-REIT	375	336,183
GMO internet group, Inc.	4,800	92,198
GMO Payment Gateway, Inc.	4,100	212,619
GNI Group Ltd.(a)	4,500	91,212
Goldwin, Inc.	4,600	72,542
GS Yuasa Corp.	6,200	220,228
Gunma Bank Ltd.(The)	26,900	388,862
H.U. Group Holdings, Inc.	3,200	68,828
H2O Retailing Corp.	12,500	195,695
Hachijuni Nagano Bank Ltd.	30,500	405,209
Hakuhodo DY Holdings, Inc.	25,000	187,471
Hamakyorex Co. Ltd.	12,500	156,937
Hamamatsu Photonics KK	25,500	328,761
Hankyu Hanshin REIT, Inc.	125	126,958
Hanwa Co. Ltd.	2,900	166,351
Harmonic Drive Systems, Inc.	5,000	145,191
Haseko Corp.	19,300	421,648
Hazama Ando Corp.	19,100	261,583
Heiwa Corp.	4,400	56,877
Heiwa Real Estate REIT, Inc.	125	125,268
Hino Motors Ltd.(a)	25,000	73,177
Hirogin Holdings, Inc.	25,000	309,176
Hirose Electric Co. Ltd.	2,200	327,662
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Hisamitsu Pharmaceutical Co., Inc.	1,200	$46,459
Hitachi Construction Machinery Co. Ltd.	7,700	345,953
Hokkaido Electric Power Co., Inc.(b)	15,200	119,787
Hokuetsu Corp.	12,500	82,846
Hokuhoku Financial Group, Inc.	8,400	335,528
Hokuriku Electric Power Co.	16,200	114,784
Horiba Ltd.	2,600	349,189
Hoshino Resorts REIT, Inc.	54	93,734
Hoshizaki Corp.	8,800	309,252
Hosiden Corp.	12,500	234,904
House Foods Group, Inc.	5,700	112,675
Hulic REIT, Inc.	125	137,712
Hyakugo Bank Ltd.(The)	25,000	271,491
Ichibanya Co. Ltd.(b)	5,800	33,686
Ichigo Office REIT Investment Corp.	151	95,614
Ichigo, Inc.	37,500	106,386
IDOM, Inc.	12,500	123,040
Iida Group Holdings Co. Ltd.	17,000	302,088
Iino Kaiun Kaisha Ltd.	12,500	133,089
Inaba Denki Sangyo Co. Ltd.	8,800	161,788
Inabata & Co. Ltd.	3,800	106,002
Industrial & Infrastructure Fund Investment Corp.	207	201,401
Infomart Corp.	25,000	64,664
Infroneer Holdings, Inc.	19,200	321,359
Internet Initiative Japan, Inc.	12,500	182,234
Invincible Investment Corp.	625	265,392
Isetan Mitsukoshi Holdings Ltd., Class L	25,900	508,421
Ito En Ltd.	3,900	75,899
Itoham Yonekyu Holdings, Inc.	2,300	95,000
Iwatani Corp.	16,500	217,498
Iyogin Holdings, Inc., NVS	25,000	541,851
J Front Retailing Co. Ltd.	25,000	412,056
JAC Recruitment Co. Ltd.	12,500	71,743
Japan Airport Terminal Co. Ltd.	4,300	146,667
Japan Aviation Electronics Industry Ltd.	6,800	117,329
Japan Elevator Service Holdings Co. Ltd.	12,200	126,786
Japan Excellent, Inc.	125	122,146
Japan Hotel REIT Investment Corp.	500	271,583
Japan Lifeline Co. Ltd.	12,500	127,813
Japan Logistics Fund, Inc.	250	166,059
Japan Material Co. Ltd.	12,500	173,565
Japan Metropolitan Fund Invest	657	512,401
Japan Petroleum Exploration Co. Ltd.	17,200	263,289
Japan Prime Realty Investment Corp.	270	184,269
Japan Pulp & Paper Co. Ltd.	17,500	129,402
Japan Real Estate Investment Corp.	489	407,140
Japan Securities Finance Co. Ltd.	12,500	189,642
Japan Steel Works Ltd.(The)	5,400	350,956
Jeol Ltd.	2,700	118,693
JGC Holdings Corp.	18,200	288,347
Joyful Honda Co. Ltd.	12,500	176,585
JTEKT Corp.	12,500	171,564
Juroku Financial Group, Inc.	3,000	197,432
JVCKenwood Corp.	12,500	103,804
Kadokawa Corp.	6,900	128,052
Kagome Co. Ltd.	12,500	232,076
Kakaku.com, Inc.	12,700	140,017
Kamigumi Co. Ltd.	6,400	238,345
Kanadevia Corp.	20,200	140,472
Kandenko Co. Ltd.	8,300	370,841
Kaneka Corp.	3,400	114,921
Kanematsu Corp.	18,000	282,963
Security	Shares	Value
Japan (continued)
Kansai Paint Co. Ltd.	12,500	$221,186
Kasumigaseki Capital Co. Ltd.	1,500	74,942
Katitas Co. Ltd.	4,100	93,759
Kato Sangyo Co. Ltd.	1,700	74,436
KDX Realty Investment Corp.	375	408,194
Keihan Holdings Co. Ltd.	6,600	146,442
Keikyu Corp.	13,800	138,231
Keio Corp.	7,200	193,369
Keisei Electric Railway Co. Ltd.	32,800	284,790
Keiyo Bank Ltd.(The)	7,400	106,454
Kewpie Corp.(b)	6,800	195,115
Kinden Corp.	9,600	520,499
Kintetsu Group Holdings Co. Ltd., Class L	14,700	311,130
Kitz Corp.	4,900	67,565
Kiyo Bank Ltd.(The)	4,700	128,641
Kobayashi Pharmaceutical Co. Ltd.	4,100	152,938
Kobe Bussan Co. Ltd.	12,200	290,296
Kobe Steel Ltd.	28,400	413,274
Koei Tecmo Holdings Co. Ltd.	12,500	144,284
Koito Manufacturing Co. Ltd.	12,700	228,934
Kokusai Electric Corp., NVS	15,400	631,983
Kokuyo Co. Ltd.	25,300	149,267
KOMEDA Holdings Co. Ltd.	3,700	69,470
Konica Minolta, Inc.	37,500	143,085
Kose Corp.	2,100	83,722
Kotobuki Spirits Co. Ltd.	12,500	159,176
Kraftia Corp.	3,100	209,727
K's Holdings Corp.	12,500	136,941
Kumagai Gumi Co. Ltd.	10,400	134,158
Kumiai Chemical Industry Co. Ltd.	18,100	85,100
Kuraray Co. Ltd.	25,000	295,868
Kurita Water Industries Ltd.	9,400	522,507
Kusuri no Aoki Holdings Co. Ltd., Class L	5,300	137,653
KYB Corp.	2,500	84,488
Kyoritsu Maintenance Co. Ltd.	3,600	61,649
Kyoto Financial Group, Inc.	18,700	463,162
Kyushu Electric Power Co., Inc.	37,500	483,348
Kyushu Financial Group, Inc.	31,200	266,623
Kyushu Railway Co.	12,500	317,293
LaSalle Logiport REIT	144	142,003
Leopalace21 Corp.	37,500	178,611
Lifenet Insurance Co.(a)	10,200	145,949
Lintec Corp.	3,500	122,128
Lion Corp.	25,000	293,983
Lixil Corp.	22,200	260,844
Mabuchi Motor Co. Ltd.	13,600	160,063
Macnica Holdings, Inc.	12,500	220,920
Makino Milling Machine Co. Ltd.	1,800	133,971
Mani, Inc.	12,500	134,310
Maruha Nichiro Corp.	17,400	176,632
Marui Group Co. Ltd.	12,500	254,194
Maruichi Steel Tube Ltd.	12,000	124,854
Maruwa Co. Ltd./Aichi	600	234,748
Matsui Securities Co. Ltd.	32,400	198,198
Max Co. Ltd.	1,900	84,778
Mazda Motor Corp.	50,000	442,757
McDonald's Holdings Co. Japan Ltd.	7,200	342,583
MCJ Co. Ltd.	17,900	262,536
Mebuki Financial Group, Inc.	87,500	750,497
Medipal Holdings Corp.	16,200	317,464
Meidensha Corp.	2,300	114,623
MEIJI Holdings Co. Ltd.	20,400	526,285

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Meiko Electronics Co. Ltd.	1,400	$196,239
MEITEC Group Holdings, Inc.	5,400	118,943
Menicon Co. Ltd.	12,500	152,547
Mercari, Inc.(a)	12,500	295,825
Metaplanet, Inc.(a)(b)	36,800	75,856
Micronics Japan Co. Ltd.	2,300	178,483
Mirai Corp.	500	162,004
Mirait One Corp.	12,500	324,831
MIRARTH Real Estate Investment Corp.	305	174,310
MISUMI Group, Inc.	25,000	503,341
Mitsubishi Estate Logistics REIT Investment Corp.	126	104,889
Mitsubishi Gas Chemical Co., Inc.	13,200	368,676
Mitsubishi Logistics Corp.	25,000	229,158
Mitsubishi Materials Corp.	9,900	379,881
Mitsubishi Motors Corp.	62,500	171,294
Mitsui Chemicals, Inc.	33,800	514,631
Mitsui E&S Co. Ltd.	7,200	360,888
Mitsui Fudosan Accommodations Fund, Inc.	199	175,777
Mitsui Fudosan Logistics Park, Inc.	250	188,416
Mitsui High-Tec, Inc.	12,500	69,877
Mitsui Kinzoku Co. Ltd.	4,700	1,104,434
Mitsui-Soko Holdings Co. Ltd.	3,900	93,352
Miura Co. Ltd.	7,300	150,414
Mizuho Leasing Co. Ltd.	7,600	74,355
Mizuno Corp.	4,200	109,096
Modec, Inc.	3,900	335,219
Monex Group, Inc.	20,400	97,539
Money Forward, Inc.(a)	3,400	69,459
Monogatari Corp.(The)	2,500	80,124
Mori Hills REIT Investment Corp.	54	50,795
Mori Trust REIT, Inc.	186	92,536
Morinaga & Co. Ltd./Japan	3,200	59,240
Morinaga Milk Industry Co. Ltd.	7,300	232,083
Musashi Seimitsu Industry Co. Ltd.	3,700	73,809
Musashino Bank Ltd.(The)	4,200	175,061
Nabtesco Corp.	12,500	405,169
Nagase & Co. Ltd.	6,500	205,854
Nagoya Railroad Co. Ltd.	15,000	177,165
Nakanishi, Inc.	6,500	113,468
Namura Shipbuilding Co. Ltd.	4,200	148,984
Nankai Electric Railway Co. Ltd.	5,400	107,756
Nanto Bank Ltd.(The)	2,700	132,000
Nextage Co. Ltd.	3,600	88,467
NGK Insulators Ltd.	19,200	562,391
NH Foods Ltd.	6,400	293,430
NHK Spring Co. Ltd.	17,300	331,980
Nichias Corp.	4,100	252,324
Nichicon Corp.	12,500	171,932
Nichirei Corp.	19,600	266,642
Nifco, Inc./Japan	6,100	216,175
Nihon Kohden Corp.	13,300	148,376
Nihon M&A Center Holdings, Inc.	25,000	115,455
Nihon Parkerizing Co. Ltd.	5,900	60,413
Nikkon Holdings Co. Ltd.	12,500	315,925
Nikon Corp.	25,000	318,908
Nippn Corp., New	7,000	128,519
Nippon Densetsu Kogyo Co. Ltd.	2,700	91,162
Nippon Electric Glass Co. Ltd.	6,300	276,817
Nippon Express Holdings, Inc.	17,700	436,297
Nippon Gas Co. Ltd.	12,500	250,229
Nippon Kayaku Co. Ltd.	12,500	160,412
Nippon Light Metal Holdings Co. Ltd.	4,500	89,753
Security	Shares	Value
Japan (continued)
Nippon Paper Industries Co. Ltd., Class L	12,500	$105,439
Nippon Prologis REIT, Inc.	503	295,027
Nippon REIT Investment Corp.	207	123,663
Nippon Shinyaku Co. Ltd.	4,200	138,646
Nippon Shokubai Co. Ltd.	12,500	203,604
Nippon Soda Co. Ltd.	3,400	91,079
Nippon Television Holdings, Inc.	3,600	78,362
Nipro Corp.	12,500	127,430
Nishimatsu Construction Co. Ltd.	2,400	105,527
Nishi-Nippon Financial Holdings, Inc.	9,400	267,597
Nishi-Nippon Railroad Co. Ltd.	4,800	100,017
Nissan Chemical Corp.	9,700	441,214
Nissan Shatai Co. Ltd.	12,500	88,374
Nisshin Oillio Group Ltd.(The)	2,400	93,788
Nisshin Seifun Group, Inc.	16,100	225,162
Nisshinbo Holdings, Inc.	12,500	140,141
Nissin Foods Holdings Co. Ltd.	15,600	329,362
Nissui Corp.	22,700	225,323
Niterra Co. Ltd.	12,500	630,338
Nittetsu Mining Co. Ltd.	3,700	99,016
Nitto Boseki Co. Ltd.	2,000	321,125
NOF Corp.	20,100	403,378
Nojima Corp.	16,200	120,983
NOK Corp.	6,700	142,516
Nomura Co. Ltd.	14,600	136,967
Nomura Real Estate Holdings, Inc.	62,500	465,253
Nomura Real Estate Master Fund, Inc.	288	307,798
North Pacific Bank Ltd.	25,000	175,295
NS Solutions Corp.	5,100	131,420
NSD Co. Ltd.	4,900	89,450
NSK Ltd.	37,500	337,359
NTN Corp.	50,000	135,192
NTT UD REIT Investment Corp.	113	104,861
Nxera Pharma Co. Ltd.(a)(b)	12,500	77,575
OBIC Business Consultants Co. Ltd.	2,400	97,160
Odakyu Electric Railway Co. Ltd.	25,000	287,289
Ogaki Kyoritsu Bank Ltd.(The)	3,600	157,275
Ohsho Food Service Corp.	2,900	60,335
Oji Holdings Corp.	75,800	477,530
Okamura Corp.	12,500	218,712
Okasan Securities Group, Inc.	31,300	199,399
Oki Electric Industry Co. Ltd.	12,500	257,453
Okinawa Cellular Telephone Co.	4,400	94,462
OKUMA Corp.	3,500	104,408
Okumura Corp.	2,600	121,527
Omron Corp.	13,600	481,853
Ono Pharmaceutical Co. Ltd.	30,200	519,188
Onward Holdings Co. Ltd.	25,000	130,682
Open House Group Co. Ltd.	5,700	421,859
Open Up Group, Inc.	12,500	153,435
Organo Corp.	1,900	210,465
Orix JREIT, Inc.	500	333,457
Osaka Soda Co. Ltd.	12,500	188,121
OSG Corp.	12,500	234,153
PAL GROUP Holdings Co. Ltd.	7,200	75,619
PALTAC Corp.	2,200	71,172
Park24 Co. Ltd.	12,500	179,731
Penta-Ocean Construction Co. Ltd.	25,000	339,775
PeptiDream, Inc.(a)	10,600	97,157
Persol Holdings Co. Ltd.	150,000	239,697
Pigeon Corp.	13,700	151,132
Pola Orbis Holdings, Inc.	19,000	167,522
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Prestige International, Inc.	29,300	$131,794
Rakus Co. Ltd.	25,000	139,767
Rakuten Bank Ltd., NVS(a)	7,800	317,330
Relo Group, Inc.	12,500	154,293
Rengo Co. Ltd.	18,800	187,742
Resonac Holdings Corp.	14,300	1,085,962
Resorttrust, Inc.	13,100	162,541
Ricoh Co. Ltd.	42,800	402,108
Rigaku Holdings Corp.	12,500	150,095
Rinnai Corp.	10,700	278,675
Rohm Co. Ltd.	25,600	469,499
Rohto Pharmaceutical Co. Ltd.	15,100	236,582
Rorze Corp.	8,500	180,119
Round One Corp.	15,900	109,382
Saizeriya Co. Ltd.	2,200	98,755
SanBio Co. Ltd.(a)(b)	4,300	61,997
Sangetsu Corp.	3,800	81,572
San-In Godo Bank Ltd.(The)	9,500	107,391
Sanken Electric Co. Ltd.(a)	1,400	69,033
Sanki Engineering Co. Ltd.	2,800	141,068
Sankyo Co. Ltd.	14,500	204,407
Sankyu, Inc.	3,700	237,994
Sansan, Inc.(a)	7,200	54,171
Santen Pharmaceutical Co. Ltd.	32,900	369,743
Sanwa Holdings Corp.	14,400	381,089
Sanyo Denki Co. Ltd.	2,100	68,589
Sapporo Holdings Ltd.	26,500	301,412
Sawai Group Holdings Co. Ltd.	12,500	186,021
Sega Sammy Holdings, Inc.	12,500	209,196
Seiko Epson Corp.	23,500	318,242
Seiko Group Corp.	2,200	185,944
Seino Holdings Co. Ltd.	5,400	92,106
Seiren Co. Ltd.	3,900	90,746
Sekisui House REIT, Inc.	330	198,872
Senko Group Holdings Co. Ltd.	12,500	157,649
Senshu Ikeda Holdings, Inc.	18,100	106,756
Septeni Holdings Co. Ltd.	25,000	66,577
Seven Bank Ltd.	75,000	144,385
SG Holdings Co. Ltd.	23,400	237,649
Sharp Corp./Japan(a)	25,000	102,842
Shibaura Mechatronics Corp.	5,000	184,009
SHIFT, Inc.(a)	15,400	69,324
Shiga Bank Ltd.(The)	2,800	161,705
Shikoku Electric Power Co., Inc.	12,500	141,593
Shimamura Co. Ltd.	10,800	248,389
Ship Healthcare Holdings, Inc.	6,100	107,498
Shizuoka Financial Group, Inc., NVS	37,500	753,853
Simplex Holdings, Inc.	11,200	61,846
Sinfonia Technology Co. Ltd.	1,500	125,880
Sinko Industries Ltd.	12,500	114,486
SKY Perfect JSAT Holdings, Inc.	13,200	242,688
Skylark Holdings Co. Ltd.	18,300	421,078
SMS Co. Ltd.	12,500	140,267
Socionext, Inc.	18,200	234,129
Sojitz Corp.	19,200	868,645
SOSiLA Logistics REIT, Inc.	56	46,450
Sotetsu Holdings, Inc.	7,100	133,658
Square Enix Holdings Co. Ltd.	18,300	301,523
Stanley Electric Co. Ltd.	12,500	263,597
Star Asia Investment Corp.	187	72,814
Starts Corp., Inc.	2,800	95,762
Sugi Holdings Co. Ltd.	12,500	287,356
Security	Shares	Value
Japan (continued)
SUMCO Corp.	37,500	$436,377
Sumitomo Bakelite Co. Ltd.	5,800	222,944
Sumitomo Chemical Co. Ltd.	125,000	456,625
Sumitomo Forestry Co. Ltd.	37,500	405,496
Sumitomo Heavy Industries Ltd.	9,000	354,911
Sumitomo Osaka Cement Co. Ltd.	2,500	74,240
Sumitomo Pharma Co. Ltd.(a)	17,600	284,818
Sumitomo Rubber Industries Ltd.	12,500	221,884
Sundrug Co. Ltd.	7,000	189,249
Suruga Bank Ltd.	12,500	169,636
Suzuken Co. Ltd./Aichi Japan	4,100	172,950
SWCC Corp.	2,200	216,426
Systena Corp.	30,000	84,979
Tadano Ltd.	13,600	128,091
Taiheiyo Cement Corp.	7,400	212,742
Taikisha Ltd.	3,500	87,929
Taiyo Holdings Co. Ltd.	6,000	206,095
Taiyo Yuden Co. Ltd.	12,500	381,563
Takara Holdings, Inc.	12,500	130,382
Takasago Thermal Engineering Co. Ltd.	7,200	241,606
Takashimaya Co. Ltd.	25,000	317,439
Takeuchi Manufacturing Co. Ltd.	2,800	134,473
Takuma Co. Ltd.	12,500	243,746
TBS Holdings, Inc.	2,100	79,462
Teijin Ltd.	12,500	138,828
THK Co. Ltd.	8,500	305,996
Toa Corp.	4,600	124,306
Toagosei Co. Ltd.	19,800	243,784
Tobu Railway Co. Ltd.	15,200	306,292
Tocalo Co. Ltd.	13,000	259,242
Toda Corp.	12,500	130,414
Toei Animation Co. Ltd.	5,400	84,206
Toei Co. Ltd.	2,400	83,067
Toho Bank Ltd.(The)	50,000	232,301
Toho Gas Co. Ltd.	5,900	212,861
Toho Holdings Co. Ltd.	3,600	111,436
Tohoku Electric Power Co., Inc.	37,500	310,791
Tokai Carbon Co. Ltd.	14,700	104,954
TOKAI Holdings Corp.	7,900	61,308
Tokai Rika Co. Ltd.	4,300	92,416
Tokai Tokyo Financial Holdings, Inc.	17,800	94,446
Tokuyama Corp.	5,600	160,436
Tokyo Century Corp.	12,500	182,464
Tokyo Electric Power Co. Holdings, Inc.(a)	124,600	557,017
Tokyo Kiraboshi Financial Group, Inc.	2,000	149,363
Tokyo Metro Co. Ltd.	23,600	252,558
Tokyo Ohka Kogyo Co. Ltd.	7,600	446,161
Tokyo Seimitsu Co. Ltd.	2,900	319,179
Tokyo Steel Manufacturing Co. Ltd.	12,500	129,574
Tokyo Tatemono Co. Ltd.	18,100	506,419
Tokyu Construction Co. Ltd.	6,900	70,520
Tokyu Fudosan Holdings Corp.	47,100	473,731
Tokyu REIT, Inc.	125	168,468
TOMONY Holdings, Inc.	13,400	84,163
Tomy Co. Ltd.	6,400	117,610
Toridoll Holdings Corp.(b)	3,500	95,606
Tosoh Corp.	25,000	436,903
TOTO Ltd.	12,500	487,132
Towa Corp.	6,900	132,049
Toyo Seikan Group Holdings Ltd.	12,500	326,536
Toyo Suisan Kaisha Ltd.	7,400	582,101
Toyo Tire Corp.	12,500	385,200

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toyobo Co. Ltd.	20,700	$244,639
Toyoda Gosei Co. Ltd.	4,600	149,481
Toyota Boshoku Corp.	12,500	255,631
Trend Micro, Inc./Japan	10,300	342,736
Trial Holdings, Inc.	3,000	89,859
TS Tech Co. Ltd.	19,500	251,186
Tsubakimoto Chain Co.	5,100	87,305
Tsugami Corp.	3,100	78,250
Tsumura & Co.	4,000	107,624
UACJ Corp.	9,600	169,653
UBE Corp.	12,500	231,161
Ulvac, Inc.	3,800	253,717
U-Next Holdings Co. Ltd.	6,700	79,900
United Super Markets Holdings, Inc.	15,900	92,585
United Urban Investment Corp.	250	296,876
Ushio, Inc.	5,200	106,863
USS Co. Ltd.	37,500	455,480
Visional, Inc.(a)	1,800	84,758
Wacoal Holdings Corp.	2,500	72,640
Wacom Co. Ltd.	25,000	139,924
Workman Co. Ltd.	1,600	79,523
Yakult Honsha Co. Ltd.	20,000	335,163
Yamada Holdings Co. Ltd.	42,200	156,605
Yamaguchi Financial Group, Inc.	8,700	152,913
Yamaha Corp.	37,500	290,614
Yamato Holdings Co. Ltd.	18,800	230,282
Yamato Kogyo Co. Ltd.	3,400	282,854
Yamazaki Baking Co. Ltd.	12,500	280,921
Yaskawa Electric Corp.	18,200	640,367
Yodoko Ltd.	9,000	83,079
Yokohama Rubber Co. Ltd.(The)	12,500	628,746
Yonex Co. Ltd.	5,100	121,111
Yoshinoya Holdings Co. Ltd.	6,100	120,816
Zenkoku Hosho Co. Ltd.	11,600	238,874
Zeon Corp.	12,500	171,125
		112,930,880
Netherlands — 0.5%
Aalberts NV	7,875	327,271
Allfunds Group PLC	24,250	241,305
AMG Critical Materials NV	3,250	128,410
Arcadis NV	5,750	203,361
Basic-Fit NV(a)(d)	3,875	143,998
Corbion NV	4,125	94,964
Eurocommercial Properties NV	3,500	117,640
Expro Group Holdings NV(a)	8,125	145,113
Flow Traders Ltd.(a)	3,503	109,346
Fugro NV	9,250	117,319
Havas NV	5,425	110,640
IMCD NV	4,802	462,625
Koninklijke BAM Groep NV	21,375	241,214
Koninklijke Heijmans NV	2,000	210,824
Koninklijke Vopak NV	4,625	254,222
Newamsterdam Pharma Co. NV(a)(b)	3,375	119,678
OCI NV	8,625	36,963
Pharming Group NV(a)(b)	59,500	98,305
Pharvaris NV(a)	1,847	52,436
SBM Offshore NV	10,500	405,655
Signify NV(d)	10,898	253,911
TKH Group NV	3,250	150,158
TomTom NV(a)	7,625	47,326
Van Lanschot Kempen NV	2,250	150,132
Security	Shares	Value
Netherlands (continued)
Wereldhave NV	4,125	$113,481
		4,336,297
New Zealand — 0.1%
Air New Zealand Ltd.	158,125	52,642
EBOS Group Ltd.	15,263	219,366
Fletcher Building Ltd.(a)	85,375	179,755
Goodman Property Trust	85,625	99,643
Kiwi Property Group Ltd.	183,125	110,249
Mercury NZ Ltd.	57,000	218,490
Ryman Healthcare Ltd.(a)	72,625	108,187
Spark New Zealand Ltd.	146,500	200,320
		1,188,652
Norway — 0.8%
Aker ASA, Class A	1,750	169,896
Aker Solutions ASA	29,661	128,640
Atea ASA	6,250	94,984
Austevoll Seafood ASA	8,882	91,749
AutoStore Holdings Ltd.(a)(d)	95,375	109,035
Bakkafrost P/F	4,000	191,806
BlueNord ASA	1,875	101,650
BW LPG Ltd.(d)	7,625	138,786
Cadeler A/S(a)	18,125	116,450
DNO ASA	45,500	79,181
DOF Group ASA	11,750	156,342
Elkem ASA(d)	27,125	87,294
Elopak ASA	13,000	73,420
Entra ASA(d)	5,500	67,215
Europris ASA(d)	12,625	120,718
Frontline PLC	11,500	428,223
Hoegh Autoliners ASA	6,302	87,788
Kitron ASA	15,875	177,580
Leroy Seafood Group ASA	19,250	100,468
LINK Mobility Group Holding ASA(a)	20,531	46,834
MPC Container Ships ASA	38,375	89,972
Norconsult Norge A/S	24,133	103,037
Nordic Semiconductor ASA(a)	14,625	220,389
Norwegian Air Shuttle ASA	71,375	124,757
Odfjell Drilling Ltd.	9,000	100,945
Protector Forsikring ASA	4,381	238,492
Scatec ASA(a)(d)	10,125	130,552
Seadrill Ltd.(a)	4,704	206,412
SpareBank 1 Nord Norge	7,185	120,491
SpareBank 1 Oestlandet	5,625	126,777
SpareBank 1 SMN	10,472	235,038
SpareBank 1 Sor-Norge ASA	13,042	289,763
Stolt-Nielsen Ltd.	2,250	79,711
Storebrand ASA	33,750	639,790
Subsea 7 SA	17,875	518,517
TGS ASA	15,625	186,801
TOMRA Systems ASA	17,625	218,459
Vend Marketplaces ASA, Class B	14,007	351,195
Wallenius Wilhelmsen ASA	8,375	116,498
Wilh Wilhelmsen Holding ASA, Class A	1,500	121,946
		6,787,601
Portugal — 0.1%
Altri SGPS SA(b)	7,875	44,904
CTT-Correios de Portugal SA	7,250	61,188
Mota-Engil SGPS SA	7,401	45,456
Navigator Co. SA(The)	20,125	81,778
NOS SGPS SA	16,375	99,682
REN - Redes Energeticas Nacionais SGPS SA	31,750	144,436
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Sonae SGPS SA	68,125	$162,200
		639,644
Puerto Rico — 0.1%
EVERTEC, Inc.	4,279	121,139
First BanCorp/Puerto Rico	12,852	271,563
Liberty Latin America Ltd., Class C, NVS(a)	10,500	83,370
OFG Bancorp	3,504	140,440
		616,512
Singapore — 0.8%
AIMS APAC REIT	50,000	59,708
Bitdeer Technologies Group, Class A, NVS(a)(b)	8,250	63,525
CapitaLand Ascott Trust	169,400	129,838
CapitaLand China Trust(b)	125,000	67,609
Capitaland India Trust	112,500	107,530
CDL Hospitality Trusts(b)	100,000	67,990
City Developments Ltd.	37,500	290,451
ComfortDelGro Corp. Ltd.	187,500	229,544
Digital Core REIT Management Pte. Ltd.	87,500	45,034
ESR-REIT	28,080	55,267
Far East Hospitality Trust	100,000	46,662
First Resources Ltd.	37,500	70,073
Frasers Centrepoint Trust	106,100	192,061
Frasers Logistics & Commercial Trust	250,000	195,598
Genting Singapore Ltd.	486,300	274,326
Golden Agri-Resources Ltd.	500,000	112,535
Hafnia Ltd.	24,375	182,001
Hutchison Port Holdings Trust, Class U	437,500	98,438
iFAST Corp. Ltd.	12,500	91,638
Keppel DC REIT(b)	162,000	295,585
Keppel Infrastructure Trust	237,500	103,269
Keppel REIT	261,375	200,328
Lendlease Global Commercial REIT	349,800	158,801
Mapletree Industrial Trust	173,500	279,471
Mapletree Logistics Trust	288,600	294,235
Mapletree Pan Asia Commercial Trust	163,200	183,083
NetLink NBN Trust	235,000	183,828
NTT DC REIT(a)	58,000	57,633
Olam Group Ltd.(b)	87,500	63,359
Parkway Life REIT	37,500	119,194
Raffles Medical Group Ltd.	75,000	62,851
Riverstone Holdings Ltd.(b)	87,500	53,205
SATS Ltd.	75,000	232,008
Seatrium Ltd.	187,500	354,836
Sheng Siong Group Ltd.	62,500	129,892
SIA Engineering Co. Ltd.	37,500	104,323
Singapore Post Ltd.(b)	137,500	40,710
Starhill Global REIT	100,000	44,667
StarHub Ltd.(b)	50,000	40,715
Stoneweg Europe Stapled Trust, NVS	37,500	75,327
Suntec REIT	150,000	168,302
UMS Integration Ltd.(b)	93,750	107,140
UOB-Kay Hian Holdings Ltd.	24,000	58,907
UOL Group Ltd.	37,500	334,187
Venture Corp. Ltd.	22,000	271,649
Yangzijiang Financial Holding Ltd.	275,000	67,166
Yangzijiang Maritime Development Ltd., NVS(a)	275,000	135,466
		6,599,965
Spain — 0.5%
Acerinox SA	14,875	236,561
Aedas Homes SA(d)	750	21,151
Almirall SA	6,045	91,986
Security	Shares	Value
Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	9,339	$57,123
CIE Automotive SA	3,375	126,478
Colonial SFL Socimi SA	13,019	87,428
Construcciones y Auxiliar de Ferrocarriles SA	1,750	121,965
Distribuidora Internacional de Alimentacion SA(a)	1,519	68,567
eDreams ODIGEO SA(a)	8,250	30,628
Elecnor SA	3,148	107,357
Enagas SA	18,962	343,812
Ence Energia y Celulosa SA(a)	14,250	42,221
Fluidra SA	7,625	204,231
Gestamp Automocion SA(d)	18,625	70,048
Grenergy Renovables SA(a)	1,250	161,920
Laboratorios Farmaceuticos Rovi SA, Class R	1,750	175,025
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	43,754	65,452
Logista Integral SA	4,750	181,009
Melia Hotels International SA	10,000	98,307
Merlin Properties SOCIMI SA	31,375	554,037
Neinor Homes SA(d)	3,550	79,758
Pharma Mar SA	1,000	94,769
Prosegur Cash SA(d)	23,625	17,894
Prosegur Cia. de Seguridad SA	10,875	37,323
Sacyr SA	29,344	157,006
Solaria Energia y Medio Ambiente SA(a)	5,629	145,930
Tecnicas Reunidas SA(a)	4,625	201,378
Unicaja Banco SA(d)	81,750	258,698
Vidrala SA	1,837	177,671
Viscofan SA	3,271	229,432
		4,245,165
Sweden — 1.7%
AAK AB	14,375	393,454
AcadeMedia AB(d)	6,875	75,972
AddLife AB, Class B	9,375	159,854
Addnode Group AB, Class B	9,875	76,144
AFRY AB	7,875	117,685
Alimak Group AB(d)	5,500	77,015
Alleima AB	15,000	136,599
Ambea AB(d)	6,375	91,802
Apotea AB(a)	4,608	30,954
AQ Group AB	4,750	99,444
Arjo AB, Class B	18,750	56,015
Asker Healthcare Group AB(a)	16,942	120,360
Asmodee Group AB, Class B(a)	10,250	125,247
Atrium Ljungberg AB, Class B	24,375	95,420
Attendo AB(d)	8,875	102,386
Avanza Bank Holding AB	10,000	364,415
Axfood AB	8,625	314,328
Betsson AB, Class B	9,879	102,378
Better Collective A/S(a)(b)	3,875	54,943
Bilia AB, Class A	5,625	86,128
Billerud Aktiebolag	17,875	162,999
BioArctic AB, Class B(a)(d)	4,065	139,049
BioGaia AB, Class B	7,699	95,371
BoneSupport Holding AB(a)(d)	4,125	92,213
Boozt AB(a)(d)	5,750	58,068
Bravida Holding AB(d)	16,250	188,895
Bufab AB	10,625	137,726
Bure Equity AB	4,500	106,314
Camurus AB(a)	2,875	160,241
Castellum AB	31,250	415,647
Catena AB	3,625	199,796
Cibus Nordic Real Estate AB publ	5,000	84,740

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Clas Ohlson AB, Class B	3,500	$144,683
Cloetta AB, Class B	17,342	100,660
Coffee Stain Group AB(a)	9,500	17,488
Creades AB, Class A	17,788	135,627
Dios Fastigheter AB	11,375	88,468
Dometic Group AB(d)	24,250	100,678
Dynavox Group AB(a)	6,739	62,166
Electrolux AB, Class B(a)	15,450	129,695
Electrolux Professional AB, Class B	18,875	123,924
Elekta AB, Class B	27,913	178,701
Embracer Group AB, Class B(a)	9,500	55,501
Engcon AB	4,125	30,456
Fabege AB	19,292	179,722
Getinge AB, Class B	18,125	405,703
Granges AB	8,500	150,519
Hemnet Group AB	6,875	88,716
Hexpol AB	21,000	180,343
HMS Networks AB(a)	2,625	123,598
Hoist Finance AB(d)	3,907	62,541
Hufvudstaden AB, Class A	8,875	128,238
Husqvarna AB, Class B	25,568	122,947
Instalco AB	22,000	85,928
Intea Fastigheter AB, Class B(a)	9,193	78,411
INVISIO AB	2,875	99,155
Inwido AB	4,125	76,912
JM AB	5,625	83,459
Kinnevik AB, Class B(a)	19,375	136,276
Lagercrantz Group AB, Class B	16,039	391,205
Lindab International AB	6,000	114,952
Logistea AB, Class B	26,646	43,330
Loomis AB, Class B	5,625	284,114
Medcap AB(a)	968	52,506
Medicover AB, Class B	5,250	126,595
Mildef Group AB(b)	3,221	46,723
Millicom International Cellular SA	8,250	601,342
MIPS AB	2,125	59,663
Modern Times Group MTG AB, Class B(a)	6,564	64,407
Munters Group AB(d)	10,250	214,050
Mycronic AB	12,500	283,318
NCAB Group AB(a)	14,125	85,821
NCC AB, Class B	6,625	161,466
New Wave Group AB, Class B	7,000	79,516
NOBA Bank Group AB, NVS(a)	14,218	153,274
Nolato AB, Class B	15,375	88,673
Nordnet AB publ	11,000	347,154
Norion Bank AB(a)	7,250	45,860
NP3 Fastigheter AB	7,992	239,727
Nyfosa AB	13,250	108,831
Pandox AB, Class B	8,500	190,194
Paradox Interactive AB	3,420	46,835
Peab AB, Class B	13,500	158,562
Platzer Fastigheter Holding AB, Class B	5,875	51,802
Plejd AB(a)	624	58,131
Ratos AB, Class B	20,250	83,896
RaySearch Laboratories AB, Class B	2,285	48,409
Rusta AB	6,000	54,709
Samhallsbyggnadsbolaget i Norden AB(a)(b)	118,000	51,492
Scandic Hotels Group AB(d)	12,125	114,879
Sdiptech AB, Class B(a)	2,875	61,952
Sectra AB, Class B	10,875	233,022
Sinch AB(a)(d)	53,625	135,362
SkiStar AB	3,375	65,369
Security	Shares	Value
Sweden (continued)
SSAB AB, Class A	17,625	$157,319
SSAB AB, Class B	50,125	442,588
Storskogen Group AB, Class B	110,500	112,243
Svolder AB, Class B	7,442	42,667
Sweco AB, Class B	17,514	279,624
Synsam AB	10,375	79,532
Thule Group AB(d)	8,625	222,622
Troax Group AB	3,500	39,112
Truecaller AB, Class B	21,400	26,151
VBG Group AB, Class B	1,625	67,022
Vimian Group AB(a)(b)	18,590	54,735
Vitec Software Group AB, Class B	2,625	69,516
Vitrolife AB	5,875	62,046
Wallenstam AB, Class B	28,125	142,300
Wihlborgs Fastigheter AB	22,000	233,052
Xvivo Perfusion AB(a)(b)	2,000	41,365
Yubico AB(a)(b)	3,750	21,103
		14,732,255
Switzerland — 1.6%
Accelleron Industries AG	7,500	707,464
Adecco Group AG, Registered	13,375	376,019
Allreal Holding AG, Registered	1,201	368,225
ALSO Holding AG, Registered	500	106,475
ams-OSRAM AG(a)	7,875	87,695
Aryzta AG(a)	1,756	126,346
Autoneum Holding AG	250	41,313
Bachem Holding AG	2,750	212,181
Basilea Pharmaceutica Ag Allschwil, Registered(a)	1,649	118,514
Bossard Holding AG, Class A, Registered	500	107,423
Bucher Industries AG, Registered	500	248,630
Burckhardt Compression Holding AG	250	186,771
Burkhalter Holding AG	750	158,655
Bystronic AG, Registered	125	41,479
Cembra Money Bank AG	2,375	307,202
Cie Financiere Tradition SA	145	50,954
Clariant AG, Registered	17,125	187,936
Comet Holding AG, Registered	625	240,937
COSMO Pharmaceuticals NV	875	128,928
Daetwyler Holding AG, Bearer	625	135,843
DKSH Holding AG	2,875	232,136
dormakaba Holding AG	2,500	186,799
Dottikon Es Holding AG(a)	375	175,280
EFG International AG	7,500	183,852
Emmi AG, Registered	125	131,755
Flughafen Zurich AG, Registered	1,605	549,916
Forbo Holding AG, Registered	125	145,826
Galenica AG(d)	4,168	520,402
Georg Fischer AG	6,250	394,969
Hiag Immobilien Holding AG	583	102,974
Huber + Suhner AG, Registered	1,125	270,422
Idorsia Ltd.(a)	12,025	61,297
Implenia AG, Registered	1,250	117,147
Inficon Holding AG	1,250	193,221
Interroll Holding AG, Registered	34	85,453
Intershop Holding AG	500	110,909
Jungfraubahn Holding AG	403	163,191
Kardex Holding AG, Registered	500	169,187
Kuros Biosciences AG(a)	2,387	83,936
Landis+Gyr Group AG	2,000	136,538
Medacta Group SA(d)	500	103,316
Mobilezone Holding AG, Registered	3,875	78,077
Mobimo Holding AG, Registered	625	325,567
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Montana Aerospace AG(a)(d)	2,750	$111,414
OC Oerlikon Corp. AG Pfaffikon, Registered	16,875	92,442
PSP Swiss Property AG, Registered	3,824	823,583
R&S Group Holding AG	2,041	65,827
Sensirion Holding AG(a)(d)	875	63,715
SFS Group AG	1,375	218,411
Siegfried Holding AG	3,077	342,170
SIG Group AG	24,593	400,078
SKAN Group AG	1,000	67,722
SMG Swiss Marketplace Group AG, NVS(a)(d)	1,994	77,502
Softwareone Holding AG	11,410	100,203
Softwareone Holding AG(a)	2,137	18,814
Stadler Rail AG	4,375	116,382
Sulzer AG, Registered	1,500	331,307
Sunrise Communications AG, Class A	5,250	334,688
Swissquote Group Holding SA, Registered	875	466,859
Tecan Group AG, Registered	1,125	199,329
Temenos AG, Registered	4,082	378,690
TX Group AG	295	61,720
Valiant Holding AG, Registered	1,190	257,823
Vaudoise Assurances Holding SA	73	69,596
Vetropack Holding AG, Class A, Registered	1,500	44,235
Vontobel Holding AG, Registered	2,375	216,855
Ypsomed Holding AG, Registered	375	129,854
Zehnder Group AG, Registered	875	92,706
		13,543,085
United Kingdom — 4.7%
4imprint Group PLC	2,250	119,492
Aberdeen Group PLC	150,875	447,065
Advanced Medical Solutions Group PLC	18,500	53,437
AG Barr PLC	8,875	83,129
AJ Bell PLC	26,250	153,673
Alfa Financial Software Holdings PLC(d)	25,515	65,734
AO World PLC(a)	34,500	45,890
Ashmore Group PLC	36,750	117,872
Atalaya Mining Copper SA	11,000	151,599
Avon Technologies PLC	2,433	60,265
B&M European Value Retail SA	77,799	199,946
Babcock International Group PLC	21,000	383,618
Balfour Beatty PLC	41,000	420,018
Baltic Classifieds Group PLC	36,500	91,197
Beazley PLC	48,342	823,689
Bellway PLC	9,375	350,491
Berkeley Group Holdings PLC	7,286	423,676
Big Yellow Group PLC	15,375	214,648
Bodycote PLC	14,500	152,419
Breedon Group PLC	21,875	105,479
Bridgepoint Group PLC(d)	19,625	66,146
British Land Co. PLC(The)	78,069	429,200
Burberry Group PLC(a)	28,500	445,564
Bytes Technology Group PLC	18,125	73,781
C&C Group PLC	34,000	53,884
Capri Holdings Ltd.(a)	9,875	202,536
Carnival PLC	11,625	367,277
Chemring Group PLC	21,750	156,312
Chesnara PLC	37,421	164,046
Clarkson PLC	1,757	100,450
Close Brothers Group PLC(a)	12,231	81,727
Coats Group PLC	126,875	159,352
Cohort PLC	2,861	50,290
Computacenter PLC	5,750	245,155
Conduit Holdings Ltd.	12,252	71,857
Security	Shares	Value
United Kingdom (continued)
Convatec Group PLC(d)	130,250	$449,389
Craneware PLC	2,375	48,490
Cranswick PLC	4,250	311,004
Crest Nicholson Holdings PLC	23,625	48,489
Croda International PLC	10,595	442,266
Currys PLC	81,125	176,282
CVS Group PLC	5,750	103,121
DCC PLC	6,940	483,940
Derwent London PLC	8,250	200,958
Diploma PLC	10,625	811,594
DiscoverIE Group PLC	8,625	76,250
Domino's Pizza Group PLC	28,250	76,304
Dr. Martens PLC	61,375	56,983
Drax Group PLC	29,250	349,645
Dunelm Group PLC	10,500	142,635
easyJet PLC	24,125	150,819
Elementis PLC	47,000	105,144
Energean PLC	12,375	148,472
Fevertree Drinks PLC	8,375	107,561
Firstgroup PLC	43,625	108,058
Frasers Group PLC(a)	9,000	85,131
Future PLC	8,375	46,907
Games Workshop Group PLC	2,806	674,942
Gamma Communications PLC	7,250	87,739
Gates Industrial Corp. PLC(a)	21,255	586,000
GB Group PLC	20,125	55,295
Genuit Group PLC	19,750	101,742
Genus PLC	5,862	229,620
Georgia Capital PLC(a)	2,426	121,757
GlobalData PLC, NVS	25,500	29,090
Grafton Group PLC	14,125	188,596
Grainger PLC	56,000	144,899
Great Portland Estates PLC	27,375	127,915
Greencore Group PLC	44,712	162,692
Greggs PLC	8,625	184,533
Hammerson PLC	37,125	183,791
Harbour Energy PLC	45,750	156,919
Hays PLC	126,500	68,740
HBX Group International PLC(a)	5,986	51,227
Helios Towers PLC(a)	58,500	157,365
Hikma Pharmaceuticals PLC	13,521	239,796
Hill & Smith PLC	6,375	204,812
Hilton Food Group PLC	5,250	37,428
Hiscox Ltd.	27,000	562,536
Hochschild Mining PLC	28,258	307,338
Hollywood Bowl Group PLC	13,750	49,198
Howden Joinery Group PLC	43,625	568,460
Hunting PLC	14,000	97,493
Ibstock PLC(d)	36,875	65,930
ICG PLC	23,125	520,550
IG Group Holdings PLC	28,875	506,480
IMI PLC	19,864	770,715
Inchcape PLC	28,125	336,765
IntegraFin Holdings PLC	23,980	102,535
International Workplace Group PLC	60,375	181,223
Investec PLC	50,250	434,759
IP Group PLC(a)	101,125	76,501
ITV PLC	269,125	288,082
J D Wetherspoon PLC	7,875	76,783
JET2 PLC	8,054	136,093
Johnson Matthey PLC	13,781	374,060
Johnson Service Group PLC	36,375	71,668

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
JTC PLC(d)	12,750	$224,060
Jupiter Fund Management PLC	57,875	146,187
Just Group PLC	75,178	219,730
Kainos Group PLC	7,875	79,627
Keller Group PLC	5,500	149,888
Kier Group PLC	42,000	134,453
Kiniksa Pharmaceuticals International PLC, Class A(a)	3,625	161,276
Lancashire Holdings Ltd.	14,615	131,963
Lion Finance Group PLC	2,807	438,293
LivaNova PLC(a)	4,625	326,525
LondonMetric Property PLC	186,434	538,075
Man Group PLC/Jersey	94,500	340,476
Marshalls PLC	21,750	52,702
Me Group International PLC	20,500	37,796
Metlen Energy & Metals PLC(a)	8,049	337,569
Metro Bank Holdings PLC(a)	50,000	83,824
Mitchells & Butlers PLC(a)	23,500	95,326
Mitie Group PLC	95,250	231,825
Molten Ventures PLC(a)	16,500	103,297
Mondi PLC, NVS	35,498	424,360
MONY Group PLC	40,500	93,895
Moonpig Group PLC	25,875	77,064
Morgan Advanced Materials PLC	25,625	83,399
Morgan Sindall Group PLC	3,625	241,819
MP Evans Group PLC	3,184	61,828
NCC Group PLC	26,500	46,824
Ninety One PLC	33,500	113,341
Noble Corp. PLC	10,250	465,658
Ocado Group PLC(a)	43,000	122,252
OSB Group PLC	29,294	240,684
OXB(a)	6,767	59,843
Oxford Instruments PLC	4,625	164,548
Oxford Nanopore Technologies PLC(a)	51,750	92,752
Pagegroup PLC	24,750	62,506
Pan African Resources PLC	161,250	389,582
Paragon Banking Group PLC	15,600	179,855
Penno Group PLC	38,878	314,125
Persimmon PLC	25,375	514,661
Pets at Home Group PLC	34,625	97,271
Playtech PLC	21,250	100,931
Plus500 Ltd.	6,286	338,496
Polar Capital Holdings PLC	9,125	78,203
Polestar Automotive Holding UK PLC, ADR, Class A, ADR(a)(b)	3,088	71,889
Premier Foods PLC	47,875	127,360
Primary Health Properties PLC	206,687	301,661
QinetiQ Group PLC	39,382	269,251
Quilter PLC(d)	111,500	294,516
Raspberry PI Holdings PLC(a)(b)	8,125	40,864
Rathbones Group PLC	3,750	114,093
Renew Holdings PLC	7,125	90,015
Renishaw PLC	3,125	180,760
RHI Magnesita NV	1,625	72,853
Rightmove PLC	63,169	380,631
Rotork PLC	67,250	348,157
RS Group PLC	37,625	353,494
Safestore Holdings PLC	17,375	185,684
Savills PLC	10,875	148,609
Senior PLC	36,125	149,486
Serco Group PLC	85,375	346,548
Serica Energy PLC	28,000	91,128
Shaftesbury Capital PLC	125,000	259,594
Security	Shares	Value
United Kingdom (continued)
SigmaRoc PLC(a)	79,750	$159,500
Sirius Real Estate Ltd.	120,000	180,963
Softcat PLC	9,875	151,966
Spire Healthcare Group PLC(d)	23,125	63,437
SSP Group PLC	63,625	176,300
St. James's Place PLC	43,250	783,143
Supermarket Income REIT PLC	99,000	118,208
Target Healthcare REIT PLC	49,250	71,445
Tate & Lyle PLC	30,375	153,998
Taylor Wimpey PLC	281,250	426,927
TBC Bank Group PLC	3,377	218,412
Telecom Plus PLC	5,375	99,554
TP ICAP Group PLC	61,500	209,953
Trainline PLC(a)(d)	35,750	94,245
Travis Perkins PLC	16,186	151,724
Tritax Big Box REIT PLC	177,872	412,096
Tronox Holdings PLC	10,625	79,475
Trustpilot Group PLC(a)(d)	27,875	55,222
TUI AG	36,250	343,906
UNITE Group PLC(The)	36,641	248,367
Vesuvius PLC	16,250	109,365
Victrex PLC	6,875	65,504
Vistry Group PLC(a)	26,375	247,182
Volex PLC	10,500	68,346
Volution Group PLC	15,750	151,126
Watches of Switzerland Group PLC(a)(d)	18,125	124,694
Weir Group PLC(The)	20,625	978,250
WH Smith PLC	9,909	92,259
Workspace Group PLC	12,625	73,161
WPP PLC	86,756	320,809
XPS Pensions Group PLC	14,875	62,344
Yellow Cake PLC(a)(d)	17,250	147,620
Zegona Communications PLC	15,208	343,659
Zigup PLC	14,500	80,216
		40,069,181
United States — 57.6%
10X Genomics, Inc., Class A(a)	8,250	190,162
1st Source Corp.	1,480	99,175
A O Smith Corp.	9,125	711,750
A10 Networks, Inc.	6,262	120,606
AAON, Inc.	5,500	556,600
AAR Corp.(a)	3,018	353,619
Abercrombie & Fitch Co., Class A(a)	3,932	384,550
ABM Industries, Inc.	5,000	222,500
Academy Sports & Outdoors, Inc.	5,625	338,231
Acadia Healthcare Co., Inc.(a)	7,045	165,135
Acadia Pharmaceuticals, Inc.(a)	8,625	211,830
Acadia Realty Trust	10,536	220,413
Acadian Asset Management, Inc.	2,908	156,625
Accel Entertainment, Inc., Class A(a)	5,875	66,740
ACI Worldwide, Inc.(a)	8,375	332,320
ACM Research, Inc., Class A(a)	4,125	229,680
Acuity, Inc.	2,500	753,975
Acushnet Holdings Corp.	2,625	268,616
ACV Auctions, Inc., Class A(a)	12,875	62,573
Adamas Trust, Inc.	8,875	73,130
AdaptHealth Corp., Class A(a)	8,375	76,631
Adaptive Biotechnologies Corp.(a)	10,000	160,200
Addus HomeCare Corp.(a)	1,560	161,507
Adeia, Inc.	8,625	178,451
Adient PLC(a)	4,397	106,935
ADMA Biologics, Inc.(a)	19,167	298,430
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
ADT, Inc.	43,713	$350,578
ADTRAN Holdings, Inc. (a)	7,375	75,225
Advance Auto Parts, Inc.	4,777	253,993
Advanced Drainage Systems, Inc.	5,875	1,006,622
Advanced Energy Industries, Inc.	3,125	1,048,656
Aehr Test Systems(a)	2,364	88,485
AeroVironment, Inc.(a)	2,622	661,399
AES Corp.(The)	56,500	976,320
Affiliated Managers Group, Inc.	2,297	703,295
AGCO Corp.	5,125	699,562
Agilysys, Inc.(a)	2,125	153,361
Agios Pharmaceuticals, Inc.(a)	4,416	133,496
AGNC Investment Corp.	84,487	947,099
Agree Realty Corp.	8,250	663,960
Air Lease Corp., Class A	8,625	559,245
Akamai Technologies, Inc.(a)	11,531	1,134,535
Alamo Group, Inc.	875	186,839
Alarm.com Holdings, Inc.(a)	3,648	174,557
Alaska Air Group, Inc.(a)	2,625	135,450
Albany International Corp., Class A	2,750	158,538
Albemarle Corp.	9,493	1,696,114
Albertsons Companies, Inc., Class A	29,264	523,826
Alcoa Corp.	21,107	1,310,323
Alexander & Baldwin, Inc.	5,843	121,476
Alexander's, Inc.	250	58,655
Alexandria Real Estate Equities, Inc.	12,638	682,958
Alight, Inc., Class A	36,750	32,329
Align Technology, Inc.(a)	5,538	1,052,774
Alignment Healthcare, Inc.(a)	13,577	260,950
Alkami Technology, Inc.(a)(b)	5,250	86,861
Alkermes PLC(a)	12,250	368,725
Allegiant Travel Co.(a)	500	51,075
Allegro MicroSystems, Inc.(a)	10,250	373,817
Alliance Laundry Holdings, Inc., NVS(a)	4,010	89,944
Allient, Inc.(b)	1,090	71,766
Allison Transmission Holdings, Inc.	6,875	861,437
Ally Financial, Inc.	21,420	844,805
Alpha & Omega Semiconductor Ltd.(a)	2,625	55,151
Alpha Metallurgical Resources, Inc.(a)	1,125	182,981
Alphatec Holdings, Inc.(a)(b)	8,500	115,770
Alumis, Inc.(a)	4,705	139,691
Amalgamated Financial Corp.	1,458	56,118
Ambarella, Inc.(a)	3,750	226,275
AMC Entertainment Holdings, Inc., Class A(a)(b)	30,250	35,090
Amentum Holdings, Inc.(a)	12,757	381,052
Amerant Bancorp, Inc., Class A	5,250	112,088
Ameresco, Inc., Class A(a)	4,000	121,840
American Airlines Group, Inc.(a)	13,000	169,910
American Assets Trust, Inc.	3,888	75,894
American Eagle Outfitters, Inc.	14,521	356,781
American Financial Group, Inc./OH	5,421	720,885
American Healthcare REIT, Inc.	14,414	752,987
American Homes 4 Rent, Class A	27,090	812,700
American States Water Co.	2,665	198,622
American Superconductor Corp.(a)	3,375	109,958
American Woodmark Corp.(a)	1,250	62,625
Americold Realty Trust, Inc.	21,297	285,167
Ameris Bancorp	5,064	393,270
AMERISAFE, Inc.	2,750	89,458
Amicus Therapeutics, Inc.(a)	22,333	320,925
Amkor Technology, Inc.	10,500	502,110
AMN Healthcare Services, Inc.(a)	3,125	60,875
Security	Shares	Value
United States (continued)
Amneal Pharmaceuticals, Inc.(a)	14,500	$200,245
Amphastar Pharmaceuticals, Inc.(a)	3,959	80,091
Amplitude, Inc., Class A(a)	6,750	49,275
Amprius Technologies, Inc.(a)	7,215	77,417
Amylyx Pharmaceuticals, Inc.(a)	6,592	100,001
AnaptysBio, Inc.(a)	1,750	96,338
Andersons, Inc.(The)	3,125	204,031
ANI Pharmaceuticals, Inc.(a)(b)	1,750	129,325
Annexon, Inc.(a)	9,688	54,253
Antero Midstream Corp.	31,092	698,948
Antero Resources Corp.(a)	23,500	865,035
APA Corp.	29,375	892,119
Apartment Investment and Management Co., Class A	10,743	47,377
Apellis Pharmaceuticals, Inc.(a)	5,500	115,280
API Group Corp.(a)	29,774	1,323,752
Apogee Enterprises, Inc.	2,125	84,618
Apogee Therapeutics, Inc.(a)(b)	2,478	173,460
Apollo Commercial Real Estate Finance, Inc.	11,500	121,900
Appfolio, Inc., Class A(a)	1,750	311,080
Appian Corp., Class A(a)	2,750	73,343
Apple Hospitality REIT, Inc.	18,125	222,212
Applied Digital Corp.(a)(b)	20,243	552,027
Applied Industrial Technologies, Inc.	3,085	871,759
Applied Optoelectronics, Inc.(a)	5,270	443,892
AptarGroup, Inc.	5,298	761,376
Aramark	21,202	887,304
Arbor Realty Trust, Inc.	9,007	71,426
ArcBest Corp.	1,875	192,487
Arcellx, Inc.(a)	2,750	312,922
Archer Aviation, Inc., Class A(a)	49,394	351,685
Archrock, Inc.	12,875	454,874
Arcosa, Inc.	4,000	429,920
Arcus Biosciences, Inc.(a)	6,625	134,951
Arcutis Biotherapeutics, Inc.(a)(b)	8,375	225,874
Ardelyx, Inc.(a)(b)	19,000	124,450
Argan, Inc.	1,125	507,656
Arhaus, Inc., Class A(a)	5,125	42,281
Arlo Technologies, Inc.(a)	8,875	139,249
Armada Hoffler Properties, Inc.	7,375	46,094
ARMOUR Residential REIT, Inc.	9,043	162,322
Armstrong World Industries, Inc.	3,559	617,486
Array Digital Infrastructure, Inc.	1,250	60,913
Array Technologies, Inc.(a)(b)	13,625	103,278
ArriVent Biopharma, Inc.(a)	1,625	37,326
Arrow Electronics, Inc.(a)	4,250	646,680
Arrowhead Pharmaceuticals, Inc.(a)	10,007	633,143
ARS Pharmaceuticals, Inc.(a)(b)	3,750	34,800
Artisan Partners Asset Management, Inc., Class A	5,715	230,200
Artivion, Inc.(a)	3,000	115,500
Arvinas, Inc.(a)	5,250	69,668
Asana, Inc., Class A(a)	7,000	49,700
Asbury Automotive Group, Inc.(a)	1,500	320,670
ASGN, Inc.(a)	3,625	155,513
Ashland, Inc.	3,750	233,850
ASP Isotopes, Inc.(a)(b)	8,560	45,710
Associated Banc-Corp.	11,586	305,986
Assurant, Inc.	4,085	937,875
Assured Guaranty Ltd.	3,649	314,580
Astec Industries, Inc.	2,000	124,180
Astrana Health, Inc.(a)	3,625	73,696
Astronics Corp.(a)(b)	2,500	201,550
AtaiBeckley, Inc.(a)	13,431	48,755

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
ATI, Inc.(a)	11,213	$1,834,335
Atkore, Inc.	3,000	194,130
Atlanta Braves Holdings, Inc., Class A(a)	510	24,689
Atlanta Braves Holdings, Inc., Class C, NVS(a)(b)	3,388	148,089
Atlantic Union Bankshares Corp.	11,489	425,782
Atlanticus Holdings Corp.(a)(b)	750	39,233
Atlas Energy Solutions, Inc.	4,625	44,539
Atmus Filtration Technologies, Inc.	6,625	427,511
AtriCure, Inc.(a)	3,875	121,133
Atrium Therapeutics Inc., NVS	861	12,692
Aurora Innovation, Inc., Class A(a)(b)	91,107	426,381
Autoliv, Inc.	5,759	682,557
AutoNation, Inc.(a)	2,125	414,715
Avanos Medical, Inc.(a)	4,250	59,925
Avantor, Inc.(a)	55,082	498,492
Aveanna Healthcare Holdings, Inc.(a)	5,250	38,640
AvePoint, Inc.(a)	12,391	133,575
Avient Corp.	7,250	297,757
Avis Budget Group, Inc.(a)(b)	1,426	138,907
Avista Corp.	6,375	258,952
Avnet, Inc.	7,125	469,110
Axalta Coating Systems Ltd.(a)	17,059	569,941
Axcelis Technologies, Inc.(a)	2,625	216,851
Axis Capital Holdings Ltd.	6,277	663,604
Axogen, Inc.(a)	3,875	122,954
Axos Financial, Inc.(a)	4,184	363,255
Axsome Therapeutics, Inc.(a)	2,625	430,211
AXT, Inc.(a)	4,266	161,681
Azenta, Inc.(a)	3,375	91,058
AZZ, Inc.	2,296	312,210
Badger Meter, Inc.	2,375	362,021
Balchem Corp.	2,625	476,254
Baldwin Insurance Group, Inc. (The), Class A(a)	6,212	144,305
Banc of California, Inc.	11,386	210,299
BancFirst Corp.	1,753	192,830
Bancorp, Inc. (The)(a)	3,199	167,916
Bank First Corp.	753	101,407
Bank of Hawaii Corp.	3,060	231,856
Bank OZK	8,500	395,760
BankUnited, Inc.	6,063	283,142
Banner Corp.	2,381	140,122
Barrett Business Services, Inc.	2,000	55,540
Bath & Body Works, Inc.	16,625	378,385
Baxter International, Inc.	41,766	850,773
Beacon Financial Corp.	6,644	197,593
Beam Therapeutics, Inc.(a)	7,125	202,777
Beazer Homes USA, Inc.(a)	2,750	70,345
Bel Fuse, Inc., Class B, NVS	1,000	229,710
Belden, Inc.	3,375	483,637
BellRing Brands, Inc.(a)	10,250	188,497
Benchmark Electronics, Inc.	3,500	202,335
Bentley Systems, Inc., Class B	13,049	476,941
BGC Group, Inc., Class A	26,144	248,891
BigBear.ai Holdings, Inc.(a)(b)	35,079	138,913
BILL Holdings, Inc.(a)	7,750	344,952
BioCryst Pharmaceuticals, Inc.(a)	15,625	136,719
Biohaven Ltd.(a)	7,500	86,400
BioLife Solutions, Inc.(a)	3,125	75,625
BioMarin Pharmaceutical, Inc.(a)	14,669	905,517
Bio-Rad Laboratories, Inc., Class A(a)	1,509	420,166
Bio-Techne Corp.	12,341	728,119
Bit Digital, Inc.(a)(b)	25,700	42,919
Security	Shares	Value
United States (continued)
BJ's Restaurants, Inc.(a)	2,000	$75,980
BJ's Wholesale Club Holdings, Inc.(a)	10,500	1,037,295
BKV Corp.(a)(b)	2,125	66,576
Black Hills Corp.	5,792	426,639
Blackbaud, Inc.(a)	3,500	169,890
BlackLine, Inc.(a)	4,625	163,031
BlackSky Technology, Inc., Class A(a)	2,305	43,449
Blackstone Mortgage Trust, Inc., Class A	13,000	249,730
Blend Labs, Inc., Class A(a)(b)	19,750	33,180
Bloomin' Brands, Inc.	7,875	48,195
Blue Bird Corp.(a)	3,000	174,810
Blue Owl Capital, Inc., Class A	50,049	528,017
BlueLinx Holdings, Inc.(a)	875	57,680
Boise Cascade Co.	3,125	258,562
BOK Financial Corp.	1,266	159,162
Boot Barn Holdings, Inc.(a)	2,500	473,050
Booz Allen Hamilton Holding Corp., Class A	9,855	776,870
BorgWarner, Inc.	17,484	1,006,554
Boston Beer Co., Inc. (The), Class A(a)	750	170,085
Bowhead Specialty Holdings, Inc.(a)	2,375	60,159
Box, Inc., Class A(a)	11,375	267,881
Boyd Gaming Corp.	4,544	378,197
Brady Corp., Class A, NVS	3,625	334,732
Brandywine Realty Trust	17,000	54,230
Braze, Inc., Class A(a)	6,125	116,314
Bridgebio Pharma, Inc.(a)	11,518	765,717
Bright Horizons Family Solutions, Inc.(a)	4,441	330,943
Brighthouse Financial, Inc.(a)	4,526	271,469
BrightSpire Capital, Inc., Class A	12,250	71,173
BrightSpring Health Services, Inc.(a)	7,872	326,137
BrightView Holdings, Inc.(a)(b)	5,875	81,016
Brinker International, Inc.(a)	3,625	537,225
Brink's Co.(The)	3,625	423,291
Brixmor Property Group, Inc.	24,000	726,480
Broadstone Net Lease, Inc.	15,000	290,850
Brookdale Senior Living, Inc.(a)	18,532	283,540
Brown-Forman Corp., Class A, NVS	4,110	120,670
Brown-Forman Corp., Class B, NVS	14,361	414,458
Bruker Corp.	8,375	335,921
Brunswick Corp.	5,270	419,597
Buckle, Inc.(The)	2,500	133,875
Build-A-Bear Workshop, Inc., Class A	999	48,611
Burke & Herbert Financial Services Corp.	2,000	128,880
Business First Bancshares, Inc.	4,500	122,850
BWX Technologies, Inc.	7,350	1,513,953
BXP, Inc.	12,231	704,261
Byline Bancorp, Inc.	4,125	128,700
C3.ai, Inc., Class A(a)(b)	9,750	77,513
Cabot Corp.	4,375	333,112
CACI International, Inc., Class A(a)	1,750	1,067,797
Cactus, Inc., Class A	5,375	290,250
Cadre Holdings, Inc.	2,625	116,524
Caesars Entertainment, Inc.(a)	16,875	422,719
California Resources Corp.	5,125	301,555
California Water Service Group	4,755	214,355
Calix, Inc.(a)	5,125	265,321
Callaway Golf Co(a)	11,000	154,660
Cal-Maine Foods, Inc.	3,500	304,885
Calumet, Inc.(a)(b)	5,575	150,302
Camden National Corp.	2,625	121,170
Camden Property Trust	8,593	930,966
Campbell's Company/The	15,562	419,396
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Camping World Holdings, Inc., Class A	4,500	$37,440
Cannae Holdings, Inc.	3,417	41,687
Cantaloupe, Inc.(a)	8,875	92,655
Capital City Bank Group, Inc.	1,165	49,914
Capitol Federal Financial, Inc.	10,177	73,071
Capricor Therapeutics, Inc.(a)	3,978	111,106
CareDx, Inc.(a)	4,827	90,555
CareTrust REIT, Inc.	17,872	725,961
Cargurus, Inc.(a)	7,000	214,900
CarMax, Inc.(a)	11,816	510,097
Carpenter Technology Corp.	4,040	1,608,203
Cars.com, Inc.(a)	5,750	49,105
Carter's, Inc.	3,167	106,253
Casella Waste Systems, Inc., Class A(a)	5,000	465,800
Castle Biosciences, Inc.(a)	2,875	85,014
Catalyst Pharmaceuticals, Inc.(a)	9,250	213,490
Cathay General Bancorp.	4,514	224,391
Cava Group, Inc.(a)	7,173	591,557
Cavco Industries, Inc.(a)	625	360,787
CBIZ, Inc.(a)(b)	3,625	103,820
CBL & Associates Properties, Inc.	1,625	61,393
CCC Intelligent Solutions Holdings, Inc.(a)(b)	44,564	259,808
CECO Environmental Corp.(a)	2,750	166,238
Celanese Corp., Class A	8,456	422,293
Celcuity, Inc.(a)	1,692	189,013
Celldex Therapeutics, Inc.(a)	4,875	146,689
Celsius Holdings, Inc.(a)	12,375	663,424
Centerspace	1,375	86,488
Central Garden & Pet Co., Class A, NVS(a)	4,750	164,065
Central Pacific Financial Corp.	1,252	39,876
Centrus Energy Corp., Class A(a)(b)	1,416	286,867
Centuri Holdings, Inc.(a)	7,207	223,417
Century Aluminum Co.(a)	4,519	233,000
Century Communities, Inc.	2,250	151,268
Certara, Inc.(a)(b)	10,500	74,340
CEVA, Inc.(a)	2,375	49,543
CG oncology, Inc.(a)	3,375	198,450
Champion Homes, Inc.(a)	4,375	408,975
Charles River Laboratories International, Inc.(a)	4,002	714,317
Chart Industries, Inc.(a)	3,883	804,946
Cheesecake Factory, Inc.(The)	4,375	283,412
Chefs' Warehouse, Inc. (The)(a)	3,000	214,170
Chemed Corp.	1,188	487,092
Chemours Co.(The)	13,000	237,120
Chesapeake Utilities Corp.	1,875	254,944
Chewy, Inc., Class A(a)	17,785	487,665
Chimera Investment Corp.	7,250	98,673
Choice Hotels International, Inc.(b)	2,247	236,721
Chord Energy Corp.	4,207	455,913
Churchill Downs, Inc.	5,250	482,632
Cinemark Holdings, Inc.	9,375	264,750
Cipher Digital, Inc.(a)(b)	25,563	398,783
Cirrus Logic, Inc.(a)	4,291	605,546
City Holding Co.	1,165	139,765
Clarivate PLC(a)(b)	25,500	58,650
Clean Harbors, Inc.(a)	4,210	1,234,372
Cleanspark, Inc.(a)(b)	23,250	231,337
Clear Channel Outdoor Holdings, Inc.(a)	27,750	66,600
Clear Secure, Inc., Class A	7,750	376,960
Clearwater Analytics Holdings, Inc., Class A(a)	23,156	541,619
Clearway Energy, Inc., Class A	3,000	108,060
Clearway Energy, Inc., Class C	6,875	263,381
Security	Shares	Value
United States (continued)
Cleveland-Cliffs, Inc.(a)	45,814	$488,377
Clover Health Investments Corp., Class A(a)(b)	31,000	64,790
CNO Financial Group, Inc.	7,874	329,212
CNX Resources Corp.(a)	11,875	496,137
Coastal Financial Corp./WA(a)	1,074	79,680
Coca-Cola Consolidated, Inc.	4,090	827,816
Coeur Mining, Inc.(a)	51,929	1,409,872
Cogent Biosciences, Inc.(a)	6,875	267,094
Cogent Communications Holdings, Inc.	3,750	70,350
Cognex Corp.	14,000	761,600
Cohen & Steers, Inc.	1,919	128,324
Cohu, Inc.(a)	4,375	132,125
Collegium Pharmaceutical, Inc.(a)	2,540	105,842
Columbia Banking System, Inc.	25,617	728,804
Columbia Financial, Inc.(a)(b)	6,125	109,638
Columbia Sportswear Co.	2,500	154,850
Commerce Bancshares, Inc.	9,527	485,782
Commercial Metals Co.	9,000	659,700
Community Financial System, Inc.	4,071	246,499
Community Trust Bancorp, Inc.	2,250	135,090
CommVault Systems, Inc.(a)	3,500	297,780
Compass Minerals International, Inc.(a)	4,000	100,800
Compass Therapeutics, Inc.(a)	9,061	51,195
Compass, Inc., Class A(a)	51,367	500,828
Comstock Resources, Inc.(a)	7,000	137,270
Conagra Brands, Inc.	38,468	740,509
Concentra Group Holdings Parent, Inc.	9,875	236,605
Concentrix Corp.	3,254	106,731
Confluent, Inc., Class A(a)	22,372	686,149
CONMED Corp.	2,500	115,000
ConnectOne Bancorp, Inc.	3,557	94,367
Construction Partners, Inc., Class A(a)	3,750	503,887
COPT Defense Properties	8,982	285,448
Corcept Therapeutics, Inc.(a)	7,625	272,212
Core & Main, Inc., Class A(a)(b)	15,375	832,710
Core Laboratories, Inc.	4,250	74,758
Core Natural Resources, Inc.	4,375	359,100
Core Scientific, Inc.(a)(b)	21,378	362,785
CoreCivic, Inc.(a)	9,625	170,170
CorMedix, Inc.(a)(b)	5,875	41,889
Corsair Gaming, Inc.(a)	5,000	27,450
CorVel Corp.(a)	2,250	116,055
Coty, Inc., Class A(a)(b)	38,125	95,694
Coursera, Inc.(a)(b)	11,250	72,113
Cousins Properties, Inc.	13,375	309,765
Covenant Logistics Group, Inc., Class A	1,875	55,200
Covista, Inc.(a)	3,125	306,250
CRA International, Inc.	625	107,913
Cracker Barrel Old Country Store, Inc.	1,875	61,350
Crane Co.	3,875	777,054
Crane NXT Co.	4,125	199,196
Credit Acceptance Corp.(a)(b)	442	209,146
Crescent Energy Co., Class A	19,843	231,369
Crinetics Pharmaceuticals, Inc.(a)	6,625	272,287
CRISPR Therapeutics AG(a)(b)	6,500	390,910
Crocs, Inc.(a)	4,657	422,436
Crown Holdings, Inc.	9,359	1,072,541
CSG Systems International, Inc.	2,375	189,762
CSW Industrials, Inc.	1,375	404,704
CTS Corp.	2,875	151,398
CubeSmart	19,350	796,059
Cullen/Frost Bankers, Inc.	4,825	666,911

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Cullinan Oncology, Inc.(a)	2,949	$45,710
Curbline Properties Corp.	7,615	211,773
Custom Truck One Source, Inc.(a)	9,000	64,440
Customers Bancorp, Inc.(a)	1,947	131,306
CVB Financial Corp.	11,138	214,184
CVR Energy, Inc.(a)	3,375	81,540
Cytokinetics, Inc.(a)(b)	9,476	589,597
CytomX Therapeutics, Inc.(a)	7,734	41,532
Daily Journal Corp.(a)(b)	125	63,689
Daktronics, Inc.(a)	4,125	106,343
Dana, Inc.	10,375	355,240
Darling Ingredients, Inc.(a)	12,625	671,145
Dauch Corp.(a)	9,437	59,265
Dave & Buster's Entertainment, Inc.(a)(b)	3,250	47,840
Dave, Inc.(a)(b)	705	136,255
DaVita, Inc.(a)	3,162	494,221
Day One Biopharmaceuticals, Inc.(a)(b)	5,500	58,300
Delek U.S. Holdings, Inc.	4,837	184,338
Deluxe Corp.	4,250	117,938
Denali Therapeutics, Inc.(a)(b)	10,250	217,095
DENTSPLY SIRONA, Inc.	15,302	224,633
DiamondRock Hospitality Co.	16,465	165,309
Dianthus Therapeutics, Inc.(a)	1,281	70,698
Diebold Nixdorf, Inc.(a)	1,722	137,760
Digi International, Inc.(a)	3,000	146,460
DigitalBridge Group, Inc.	14,875	229,819
DigitalOcean Holdings, Inc.(a)(b)	5,625	315,337
Dillard's, Inc., Class A(b)	279	168,178
Dime Community Bancshares, Inc.	3,363	108,793
Diodes, Inc.(a)	4,375	298,506
Disc Medicine, Inc.(a)(b)	2,432	162,020
Distribution Solutions Group, Inc.(a)	1,000	29,900
Diversified Healthcare Trust	19,750	133,510
DNOW, Inc.(a)	17,758	209,189
DocuSign, Inc., Class A(a)	16,272	733,379
Dolby Laboratories, Inc., Class A	4,875	324,529
Donaldson Co., Inc.	9,299	862,575
Donegal Group, Inc., Class A	3,875	68,278
Donnelley Financial Solutions, Inc.(a)	2,282	113,552
Dorian LPG Ltd.	4,375	161,831
Dorman Products, Inc.(a)	2,125	250,452
DoubleVerify Holdings, Inc.(a)	12,125	127,798
Douglas Dynamics, Inc.	2,250	103,320
Douglas Emmett, Inc.	5,280	52,219
Doximity, Inc., Class A(a)	9,490	232,790
Dream Finders Homes, Inc., Class A(a)	2,750	49,693
Driven Brands Holdings, Inc.(a)	5,750	63,250
Dropbox, Inc., Class A(a)	15,616	390,244
DT Midstream, Inc.(a)	8,266	1,147,651
Ducommun, Inc.(a)	1,125	139,039
Duolingo, Inc.(a)(b)	2,769	279,669
Dutch Bros., Inc., Class A(a)(b)	10,210	547,358
D-Wave Quantum, Inc.(a)(b)	27,230	511,379
DXC Technology Co.(a)(b)	14,375	180,981
DXP Enterprises, Inc.(a)	1,072	148,440
Dycom Industries, Inc.(a)	2,375	997,547
Dynatrace, Inc.(a)	24,497	879,932
Dyne Therapeutics, Inc.(a)	9,138	142,736
Dynex Capital, Inc.	7,125	99,964
Eagle Bancorp, Inc.	2,468	62,811
Eagle Materials, Inc.	2,750	615,450
East West Bancorp, Inc.	11,135	1,218,726
Security	Shares	Value
United States (continued)
Easterly Government Properties, Inc., Class A	3,142	$73,146
Eastern Bankshares, Inc.	17,385	340,051
EastGroup Properties, Inc.	4,293	842,759
Eastman Chemical Co.	9,677	730,710
Ecovyst, Inc.(a)	10,250	115,518
Edgewell Personal Care Co.	4,250	96,645
Edgewise Therapeutics, Inc.(a)	4,125	125,565
Elanco Animal Health, Inc.(a)	40,125	1,059,300
Elastic NV(a)	7,088	369,072
Element Solutions, Inc.	18,250	640,392
elf Beauty, Inc.(a)(b)	4,524	416,434
Ellington Financial, Inc.	8,250	102,465
Embecta Corp.	5,125	52,583
Empire State Realty Trust, Inc., Class A	11,250	66,150
Employers Holdings, Inc.	1,521	62,893
Enact Holdings, Inc.	2,381	99,621
Encompass Health Corp.	8,169	881,272
Encore Capital Group, Inc.(a)	2,250	153,653
Energizer Holdings, Inc.	5,250	113,348
Energy Recovery, Inc.(a)	5,284	55,112
Enerpac Tool Group Corp., Class A	4,750	193,800
EnerSys	3,250	539,987
Enliven Therapeutics, Inc.(a)(b)	2,500	74,225
Enova International, Inc.(a)	2,014	280,047
Enovis Corp.(a)	3,253	82,854
Enovix Corp.(a)(b)	14,604	76,963
Enphase Energy, Inc.(a)	10,750	454,402
Enpro, Inc.	1,750	452,637
Ensign Group, Inc.(The)	4,680	1,002,316
Enterprise Financial Services Corp.	3,007	171,700
Enviri Corp.(a)	7,500	141,975
Envista Holdings Corp.(a)	13,625	397,986
Eos Energy Enterprises, Inc.(a)(b)	26,059	148,406
EPAM Systems, Inc.(a)	4,509	635,769
ePlus, Inc.	2,250	181,485
EPR Properties	6,125	363,886
Equity Bancshares, Inc., Class A	2,625	117,810
Equity LifeStyle Properties, Inc.	14,961	1,004,781
Erasca, Inc.(a)	13,831	188,931
Esab Corp.	4,625	583,536
ESCO Technologies, Inc.	2,125	589,241
Esquire Financial Holdings, Inc.	571	57,660
Essent Group Ltd.	8,154	496,089
Essential Properties Realty Trust, Inc.	13,875	470,917
Essential Utilities, Inc.	23,000	919,310
Ethan Allen Interiors, Inc.	3,156	71,894
Etsy, Inc.(a)	7,454	409,076
Euronet Worldwide, Inc.(a)	3,375	234,731
Eve Holding, Inc.(a)(b)	7,000	21,000
Evercore, Inc., Class A	3,104	958,639
EverQuote, Inc., Class A(a)	2,500	39,500
Everus Construction Group, Inc.(a)	3,875	468,371
Evolv Technologies Holdings, Inc.(a)	14,000	74,200
Exact Sciences Corp.(a)	15,225	1,573,960
Excelerate Energy, Inc., Class A	2,252	90,643
Exelixis, Inc.(a)	20,375	897,722
ExlService Holdings, Inc.(a)	12,750	398,437
eXp World Holdings, Inc.	7,875	54,889
Exponent, Inc.	4,125	300,217
Extreme Networks, Inc.(a)	10,500	146,790
EZCORP, Inc., Class A, NVS(a)	5,375	142,599
F&G Annuities & Life, Inc.	3,259	73,816
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Fabrinet(a)	2,870	$1,565,958
FactSet Research Systems, Inc.	3,040	659,102
Farmers National Banc Corp.	7,125	92,126
Fastly, Inc., Class A(a)	12,125	231,830
FB Financial Corp.	3,130	171,180
Federal Agricultural Mortgage Corp., Class C, NVS	750	118,245
Federal Realty Investment Trust	6,171	671,220
Federal Signal Corp.	4,875	567,596
Federated Hermes, Inc., NVS	6,414	359,248
Figs, Inc., Class A(a)	11,250	173,813
Firefly Aerospace, Inc.(a)	2,588	49,871
First Advantage Corp.(a)(b)	6,125	70,499
First American Financial Corp.	8,125	569,644
First Bancorp./Southern Pines NC	2,323	131,923
First Busey Corp.	6,309	159,996
First Commonwealth Financial Corp.	8,406	147,357
First Community Bankshares, Inc.	2,750	107,608
First Financial Bancorp.	8,403	235,872
First Financial Bankshares, Inc.	8,828	273,050
First Financial Corp.	2,000	126,720
First Hawaiian, Inc.	9,382	232,298
First Horizon Corp.	42,913	1,020,900
First Industrial Realty Trust, Inc.	10,625	670,862
First Interstate BancSystem, Inc., Class A	5,875	203,334
First Merchants Corp.	4,649	181,683
First Mid Bancshares, Inc.	3,250	133,283
First Watch Restaurant Group, Inc.(a)	4,375	54,513
FirstCash Holdings, Inc.	3,250	626,567
Firstsun Capital Bancorp(a)(b)	1,750	63,823
Five Below, Inc.(a)	4,387	980,626
Five Star Bancorp.	1,287	50,103
Five9, Inc.(a)	6,625	115,540
Flagstar Bank NA	23,877	302,999
Floor & Decor Holdings, Inc., Class A(a)	8,500	587,265
Flowers Foods, Inc.	11,784	116,426
Flowserve Corp.	10,625	940,525
Fluence Energy, Inc.(a)(b)	5,281	82,067
Fluor Corp.(a)	13,996	732,131
Flywire Corp.(a)	11,199	137,860
FMC Corp.	9,875	145,558
FNB Corp.	28,851	490,178
Forestar Group, Inc.(a)	2,250	64,620
FormFactor, Inc.(a)	6,195	612,562
Fortrea Holdings, Inc.(a)	7,302	78,277
Fortune Brands Innovations, Inc.	9,394	510,470
Forward Air Corp.(a)	2,500	63,225
Four Corners Property Trust, Inc.	8,036	205,079
Fox Factory Holding Corp.(a)	3,500	58,940
Franklin BSP Realty Trust, Inc.	7,375	67,334
Franklin Electric Co., Inc.	3,041	302,944
Franklin Resources, Inc.	22,401	594,523
Freedom Holding Corp./NV(a)	1,638	196,838
Fresh Del Monte Produce, Inc.	4,406	189,150
Freshpet, Inc.(a)	3,750	316,687
Freshworks, Inc., Class A(a)	15,875	124,143
frontdoor, Inc.(a)	6,125	419,991
Frontier Group Holdings, Inc.(a)(b)	6,750	29,970
FTAI Infrastructure, Inc.	10,375	60,227
FTI Consulting, Inc.(a)	2,875	472,707
fuboTV, Inc.(a)(b)	27,500	32,175
Fulgent Genetics, Inc.(a)	2,625	40,241
Fulton Financial Corp.	14,681	300,226
Security	Shares	Value
United States (continued)
Galaxy Digital, Inc., Class A(a)(b)	12,932	$266,270
GameStop Corp., Class A(a)	33,625	808,009
Gap, Inc.(The)	19,500	546,780
Garrett Motion, Inc.	14,038	285,814
GATX Corp.	2,750	506,467
GCI Liberty, Inc., Class C, NVS(a)	2,624	103,254
Genco Shipping & Trading Ltd.	5,635	135,522
GeneDx Holdings Corp., Class A(a)	1,500	119,565
Generac Holdings, Inc.(a)	4,750	1,070,507
Gentex Corp.	17,988	420,919
Gentherm, Inc.(a)	2,750	90,118
Genworth Financial, Inc., Class A(a)	32,374	273,237
GEO Group, Inc. (The)(a)	11,375	171,080
German American Bancorp, Inc.	1,538	63,581
Geron Corp.(a)	45,375	76,230
Getty Realty Corp.	4,875	159,998
Gibraltar Industries, Inc.(a)	2,875	130,755
G-III Apparel Group Ltd.	4,007	122,574
Gitlab, Inc., Class A(a)	10,451	274,861
Glacier Bancorp, Inc.	10,458	475,734
Glaukos Corp.(a)	4,375	526,750
Global Business Travel Group I(a)(b)	9,000	49,230
Global Industrial Co.	2,375	78,328
Global Net Lease, Inc.	15,625	147,188
Globalstar, Inc.(a)	4,125	256,864
Globe Life, Inc.	6,569	954,213
Globus Medical, Inc., Class A(a)	9,000	859,140
Gogo, Inc.(a)(b)	7,000	29,610
Gold.com, Inc.	1,875	107,756
Golden Entertainment, Inc.	2,250	65,025
GoodRx Holdings, Inc., Class A(a)(b)	10,750	20,103
Goodyear Tire & Rubber Co. (The)(a)	23,375	192,844
Goosehead Insurance, Inc., Class A(a)	2,273	123,197
Gorman-Rupp Co.(The)	2,000	128,460
GPGI, Inc., Class A	15,096	338,905
Graham Holdings Co., Class B	277	291,739
GRAIL, Inc.(a)	2,750	146,383
Grand Canyon Education, Inc.(a)	2,378	378,268
Granite Construction, Inc.	3,500	470,610
Granite Ridge Resources, Inc.	6,125	30,993
Graphic Packaging Holding Co.	22,004	269,109
Great Lakes Dredge & Dock Corp.(a)	6,875	116,531
Great Southern Bancorp, Inc.	683	42,025
Green Brick Partners, Inc.(a)	2,750	202,565
Greenbrier Companies, Inc.(The)	2,500	141,050
Greif, Inc., Class A, NVS	2,042	148,392
Greif, Inc., Class B	345	30,146
Grid Dynamics Holdings, Inc.(a)	5,500	37,125
Griffon Corp.	3,250	277,030
Grindr, Inc.(a)	2,875	32,718
Grocery Outlet Holding Corp.(a)	8,213	81,144
Group 1 Automotive, Inc.	1,000	325,740
Guardant Health, Inc.(a)	9,148	858,997
Guardian Pharmacy Services, Inc.(a)	1,620	54,286
Guidewire Software, Inc.(a)	6,798	987,885
Gulfport Energy Corp.(a)	1,250	260,825
GXO Logistics, Inc.(a)	9,500	596,885
H&R Block, Inc.	10,875	332,992
H2O America	2,594	139,531
HA Sustainable Infrastructure Capital, Inc.	8,652	315,971
Hackett Group, Inc.(The)	2,375	32,443
Haemonetics Corp.(a)	4,000	253,280

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Hagerty, Inc., Class A(a)	7,625	$89,518
Hallador Energy Co.(a)	2,594	47,159
Halozyme Therapeutics, Inc.(a)	10,125	703,991
Hamilton Lane, Inc., Class A	3,148	330,351
Hancock Whitney Corp.	6,875	452,444
Hanmi Financial Corp.	1,623	42,377
Hanover Insurance Group, Inc.(The)	2,936	530,330
Harley-Davidson, Inc.	9,625	173,250
Harmonic, Inc.(a)	9,375	99,656
Harmony Biosciences Holdings, Inc.(a)	3,538	100,975
Harrow, Inc.(a)(b)	3,000	162,540
Hasbro, Inc.	10,500	1,045,695
Hawaiian Electric Industries, Inc.(a)	13,750	212,987
Hawkins, Inc.	1,750	260,925
Hayward Holdings, Inc.(a)	16,625	266,000
HB Fuller Co.	4,294	282,202
HBT Financial, Inc.	2,875	77,510
HCI Group, Inc.	662	116,790
Healthcare Realty Trust, Inc., Class A	27,250	502,762
Healthcare Services Group, Inc.(a)	6,625	144,226
HealthEquity, Inc.(a)	6,875	525,869
HealthStream, Inc.	2,375	50,421
HeartFlow, Inc.(a)(b)	1,682	38,955
Heartland Express, Inc.	5,375	59,286
Hecla Mining Co.	54,041	1,346,161
Helios Technologies, Inc.	2,750	196,130
Helix Energy Solutions Group, Inc.(a)	11,500	105,685
Helmerich & Payne, Inc.	8,500	299,370
Henry Schein, Inc.(a)	9,463	779,657
Herbalife Ltd.(a)	10,000	195,200
Herc Holdings, Inc.	2,575	359,959
Heritage Commerce Corp.	4,689	58,284
Heritage Financial Corp./WA	2,758	72,839
Heritage Insurance Holdings, Inc.(a)	1,996	55,629
Hertz Global Holdings, Inc.(a)(b)	9,875	44,833
Hess Midstream LP, Class A	10,016	387,419
Hexcel Corp.	6,377	591,084
HF Sinclair Corp.	13,044	652,330
Highwoods Properties, Inc.	8,375	188,354
Hillman Solutions Corp.(a)	15,625	128,125
Hilltop Holdings, Inc.	4,171	156,121
Hilton Grand Vacations, Inc.(a)	4,975	223,676
Hims & Hers Health, Inc.(a)(b)	14,514	210,743
Hinge Health, Inc., Class A(a)	1,314	56,187
HNI Corp.	5,604	251,956
Home BancShares, Inc./AR	15,072	413,877
Hope Bancorp, Inc.	9,781	110,134
Horace Mann Educators Corp.	3,205	139,450
Horizon Bancorp, Inc./IN	4,120	69,381
Host Hotels & Resorts, Inc.	55,350	1,084,306
Houlihan Lokey, Inc., Class A	4,290	702,573
Howard Hughes Holdings, Inc.(a)	3,000	217,110
Hub Group, Inc., Class A	4,537	195,409
Hudson Pacific Properties, Inc.(a)	4,310	31,204
Huntington Ingalls Industries, Inc.	3,125	1,389,125
Huntsman Corp.	8,548	108,132
Huron Consulting Group, Inc.(a)	1,500	212,100
Hut 8 Corp.(a)	7,558	402,312
Hycroft Mining Holding Corp., Class A(a)	3,918	197,350
Hyster-Yale, Inc.	750	27,623
I3 Verticals, Inc., Class A(a)	3,265	73,071
IAC, Inc.(a)	5,450	208,844
Security	Shares	Value
United States (continued)
Ibotta, Inc., Class A(a)(b)	888	$22,173
ICF International, Inc.	1,500	124,695
Ichor Holdings Ltd.(a)	3,125	148,594
ICU Medical, Inc.(a)	1,875	282,337
IDACORP, Inc.	4,375	629,869
Ideaya Biosciences, Inc.(a)	6,500	209,300
IDT Corp., Class B	2,145	109,288
IES Holdings, Inc.(a)	750	371,512
ImmunityBio, Inc.(a)(b)	26,783	261,938
Immunome, Inc.(a)	7,541	164,846
Immunovant, Inc.(a)	5,750	159,448
Impinj, Inc.(a)	2,214	271,569
Independence Realty Trust, Inc.	17,875	296,189
Independent Bank Corp.	4,026	314,310
Independent Bank Corp./MI	571	19,842
indie Semiconductor, Inc., Class A(a)(b)	15,967	58,439
Indivior Pharmaceuticals, Inc.(a)	7,650	250,308
Ingevity Corp.(a)	3,000	216,090
Ingles Markets, Inc., Class A	1,375	117,013
Ingredion, Inc.	5,450	640,157
Inhibrx Biosciences, Inc.(a)	591	43,811
Innodata, Inc.(a)(b)	2,406	106,273
Innospec, Inc.	2,125	162,733
Innovative Industrial Properties, Inc.	2,090	110,686
Innovex International, Inc.(a)	3,375	88,931
Innoviva, Inc.(a)	5,302	121,734
Insight Enterprises, Inc.(a)	2,250	188,010
Insperity, Inc.	2,875	63,854
Inspire Medical Systems, Inc.(a)	2,375	153,211
Installed Building Products, Inc.	2,000	655,520
Insteel Industries, Inc.	1,576	58,753
Intapp, Inc.(a)	4,375	98,131
Integer Holdings Corp.(a)	2,831	245,391
Integra LifeSciences Holdings Corp.(a)	5,625	64,013
Intellia Therapeutics, Inc.(a)(b)	9,000	124,020
InterDigital, Inc.	2,259	827,991
Interface, Inc., Class A	4,625	145,641
International Bancshares Corp.	3,709	248,911
International Seaways, Inc.	4,125	311,561
Interparfums, Inc.	1,750	176,365
Intuitive Machines, Inc., Class A(a)(b)	8,518	140,377
InvenTrust Properties Corp.	5,188	161,866
Invesco Ltd.	29,030	762,328
Ionis Pharmaceuticals, Inc.(a)	12,177	988,164
Iovance Biotherapeutics, Inc.(a)(b)	19,250	74,305
IPG Photonics Corp.(a)	2,125	279,586
iRadimed Corp.	1,140	118,024
iRhythm Technologies, Inc.(a)(b)	2,500	334,375
Iridium Communications, Inc.	8,125	194,594
Itron, Inc.(a)	3,625	340,569
ITT, Inc.	6,919	1,400,475
J M Smucker Co.(The)	8,669	1,005,171
J&J Snack Foods Corp.	1,250	108,825
Janus Henderson Group PLC	10,375	540,537
Janus International Group, Inc.(a)	13,375	93,090
Janux Therapeutics, Inc.(a)(b)	3,375	45,934
Jazz Pharmaceuticals PLC(a)	4,625	878,842
JBG SMITH Properties	5,271	80,172
JBT Marel Corp.	4,302	662,508
Jefferies Financial Group, Inc.	12,333	547,585
JetBlue Airways Corp.(a)	9,750	54,015
Joby Aviation, Inc.(a)(b)	15,500	155,930
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
John B Sanfilippo & Son, Inc.	1,000	$82,610
John Wiley & Sons, Inc., Class A	3,500	108,570
Jones Lang LaSalle, Inc.(a)	3,875	1,222,756
Kadant, Inc.	1,000	339,170
Kaiser Aluminum Corp.	1,293	168,271
KalVista Pharmaceuticals, Inc.(a)	2,668	43,435
Karman Holdings, Inc.(a)	4,155	366,097
KB Home	4,538	288,526
KBR, Inc.	10,750	453,972
Kemper Corp.	4,253	137,457
Kennametal, Inc.	5,875	236,645
Kennedy-Wilson Holdings, Inc.	11,125	121,040
Kforce, Inc.	1,500	40,530
Kilroy Realty Corp.	9,125	272,107
Kimbell Royalty Partners LP	7,000	100,380
Kinetik Holdings, Inc., Class A	3,537	160,898
Kinsale Capital Group, Inc.	1,724	671,791
Kirby Corp.(a)	1,250	162,250
Kite Realty Group Trust	17,500	455,875
KKR Real Estate Finance Trust, Inc.	6,125	42,569
Klaviyo, Inc., Class A(a)(b)	9,539	166,074
Knife River Corp.(a)(b)	4,657	414,380
Knight-Swift Transportation Holdings, Inc.	13,138	826,643
Knowles Corp.(a)	7,625	207,171
Kodiak Gas Services, Inc.	6,220	339,425
Kodiak Sciences, Inc.(a)	2,360	63,248
Kohl's Corp.	8,875	145,284
Kontoor Brands, Inc.	4,000	260,840
Koppers Holdings, Inc.	1,593	60,215
Korn Ferry	4,250	266,347
Kosmos Energy Ltd.(a)(b)	52,000	121,160
Kratos Defense & Security Solutions, Inc.(a)	13,590	1,171,186
Krispy Kreme, Inc.	9,125	34,219
Krystal Biotech, Inc.(a)	1,750	482,370
Kulicke & Soffa Industries, Inc.	4,375	305,025
Kura Oncology, Inc.(a)	4,875	42,559
Kura Sushi USA, Inc., Class A(a)(b)	750	52,823
Kymera Therapeutics, Inc.(a)(b)	3,842	350,967
Kyndryl Holdings, Inc.(a)(b)	18,934	233,456
Ladder Capital Corp., Class A	10,125	104,996
Lakeland Financial Corp.	2,053	119,259
Lamar Advertising Co., Class A	7,033	968,725
Lamb Weston Holdings, Inc.	10,750	518,042
Landbridge Co. LLC, Class A(b)	1,502	111,899
Landstar System, Inc.	2,787	454,142
Lantheus Holdings, Inc.(a)(b)	5,528	414,102
Latham Group, Inc.(a)	4,375	29,356
Lattice Semiconductor Corp.(a)	11,000	1,051,820
Laureate Education, Inc.(a)	9,928	321,072
Lazard, Inc., Class A	7,611	385,117
La-Z-Boy, Inc.	3,375	120,555
LCI Industries	1,963	261,472
Lear Corp.	4,299	564,244
Legacy Housing Corp.(a)	1,125	24,660
Legalzoom.com, Inc.(a)	8,500	59,755
Legence Corp., Class A(a)	3,275	190,114
Leggett & Platt, Inc.	10,875	127,020
LeMaitre Vascular, Inc.	1,625	175,792
Lemonade, Inc.(a)	5,000	258,700
LendingClub Corp.(a)	11,000	164,010
LendingTree, Inc.(a)	1,250	46,713
LENZ Therapeutics, Inc.(a)(b)	1,125	15,176
Security	Shares	Value
United States (continued)
Leonardo DRS, Inc.	6,625	$287,459
Levi Strauss & Co., Class A	7,500	166,200
LGI Homes, Inc.(a)	1,750	90,825
Liberty Broadband Corp., Class A(a)	1,250	68,225
Liberty Broadband Corp., Class C, NVS(a)	9,601	524,311
Liberty Energy, Inc., Class A	13,500	379,215
Liberty Global Ltd., NVS(a)	13,000	159,900
Liberty Global Ltd., Class A(a)(b)	11,078	141,134
Liberty Live Holdings, Inc.(a)	1,625	157,690
Liberty Live Holdings, Inc., NVS(a)	3,875	386,144
Life Time Group Holdings, Inc.(a)	11,069	298,863
Life360, Inc.(a)(b)	6,000	315,900
LifeStance Health Group, Inc.(a)	10,875	78,735
Ligand Pharmaceuticals, Inc.(a)	1,715	340,102
Limbach Holdings, Inc.(a)(b)	1,000	91,420
Lincoln Electric Holdings, Inc.	4,394	1,261,298
Lindblad Expeditions Holdings, Inc.(a)	4,250	83,768
Lindsay Corp.	878	118,267
Lineage, Inc.	4,756	192,713
Liquidia Corp.(a)(b)	5,125	158,978
Liquidity Services, Inc.(a)	2,250	71,123
Lithia Motors, Inc., Class A	2,062	576,494
Littelfuse, Inc.	2,000	704,920
Live Oak Bancshares, Inc.	2,693	97,675
LiveRamp Holdings, Inc.(a)	5,250	142,643
LKQ Corp.	19,578	648,228
Loar Holdings, Inc.(a)(b)	2,536	179,523
Louisiana-Pacific Corp.	5,125	434,292
LSI Industries, Inc.	2,750	59,455
LTC Properties, Inc.	3,802	150,863
Lucid Group, Inc., Class A(a)(b)	9,578	95,780
Lumen Technologies, Inc.(a)	78,875	560,801
LXP Industrial Trust	5,050	250,278
Lyft, Inc., Class A(a)(b)	31,018	429,289
M/I Homes, Inc.(a)	2,056	292,281
Macerich Co.(The)	20,250	414,517
MACOM Technology Solutions Holdings, Inc.(a)	5,390	1,337,367
Macy's, Inc.	22,625	447,522
Madison Square Garden Entertainment Corp., Class A(a)(b)	3,250	205,205
Madison Square Garden Sports Corp.(a)	1,250	414,575
Madrigal Pharmaceuticals, Inc.(a)	1,166	503,712
Magnite, Inc.(a)	11,125	151,523
Magnolia Oil & Gas Corp., Class A	14,375	399,912
Malibu Boats, Inc., Class A(a)	1,875	54,488
Manhattan Associates, Inc.(a)	4,895	662,930
MannKind Corp.(a)	22,000	72,160
ManpowerGroup, Inc.	4,000	111,880
Maplebear, Inc.(a)	13,449	504,472
MARA Holdings, Inc.(a)(b)	27,750	248,085
Marcus & Millichap, Inc.	2,500	66,025
MarineMax, Inc.(a)	2,000	61,000
MarketAxess Holdings, Inc.	3,064	588,288
Marqeta, Inc., Class A(a)	34,125	131,040
Marriott Vacations Worldwide Corp.	2,375	154,399
Marten Transport Ltd.	4,881	66,333
Marzetti Company(The)	1,625	267,052
Masimo Corp.(a)	3,625	635,644
MasTec, Inc.(a)	5,000	1,490,100
Masterbrand, Inc.(a)(b)	10,125	102,465
Matador Resources Co.	9,142	469,899
Match Group, Inc.	19,000	600,400

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Materion Corp.	1,750	$285,355
Matson, Inc.	518	86,055
Mattel, Inc.(a)	27,250	461,887
Matthews International Corp., Class A	2,750	72,683
Maximus, Inc.	4,545	343,647
MaxLinear, Inc.(a)	7,250	126,368
MBX Biosciences, Inc.(a)	1,368	44,528
McEwen, Inc., NVS(a)(b)	3,758	106,539
McGrath RentCorp.	2,125	235,769
MDU Resources Group, Inc.	15,375	317,955
MediaAlpha, Inc., Class A(a)	3,625	36,033
Medical Properties Trust, Inc.	42,875	246,960
Medpace Holdings, Inc.(a)	1,805	815,427
Mercantile Bank Corp.	2,500	129,150
Merchants Bancorp.	2,875	121,555
Mercury General Corp.	2,227	201,722
Mercury Systems, Inc.(a)	4,375	389,506
Merit Medical Systems, Inc.(a)	4,750	366,605
Meritage Homes Corp.	5,750	433,665
Metallus, Inc.(a)	4,125	70,125
Metrocity Bankshares, Inc.	3,500	98,350
Metropolitan Bank Holding Corp.	720	60,588
MFA Financial, Inc.	9,125	92,254
MGE Energy, Inc.	3,000	246,060
MGIC Investment Corp.	16,461	436,710
MGM Resorts International(a)	16,938	624,335
Miami International Holdings, Inc.(a)	1,300	55,380
Microvast Holdings, Inc.(a)(b)	17,007	38,096
Middleby Corp. (The)(a)	4,250	717,655
Middlesex Water Co.	1,449	78,246
MillerKnoll, Inc.	5,375	108,253
Millrose Properties, Inc.	12,527	392,847
MiMedx Group, Inc.(a)	9,375	45,844
Minerals Technologies, Inc.	2,625	185,377
Mineralys Therapeutics, Inc.(a)(b)	3,633	106,302
Mirion Technologies, Inc., Class A(a)	17,875	386,279
Mirum Pharmaceuticals, Inc.(a)	3,034	280,008
Mission Produce, Inc.(a)	5,250	74,498
Mister Car Wash, Inc.(a)	8,875	63,190
MKS, Inc.	5,375	1,313,972
Mobileye Global, Inc., Class A(a)	10,608	89,744
Moderna, Inc.(a)(b)	28,354	1,518,924
Modine Manufacturing Co.(a)	4,125	937,406
Mohawk Industries, Inc.(a)	4,375	548,056
Molina Healthcare, Inc.(a)	4,359	671,504
Molson Coors Beverage Co., Class B	13,931	682,480
Monarch Casino & Resort, Inc.	1,125	108,113
Monte Rosa Therapeutics, Inc.(a)	2,509	44,535
Montrose Environmental Group, Inc.(a)	3,000	87,660
Moog, Inc., Class A	2,375	801,396
MoonLake Immunotherapeutics, Class A(a)	1,875	32,831
Morningstar, Inc.	2,201	403,091
Mosaic Co.(The)	25,411	707,442
MP Materials Corp.(a)(b)	11,469	675,180
MSA Safety, Inc.	3,004	587,012
MSC Industrial Direct Co., Inc., Class A	3,582	336,135
Mueller Industries, Inc.	8,625	1,017,405
Mueller Water Products, Inc., Class A	12,750	381,607
Murphy Oil Corp.	11,250	372,937
Murphy USA, Inc.	1,464	572,043
MYR Group, Inc.(a)	1,375	371,195
Myriad Genetics, Inc.(a)	8,375	38,609
Security	Shares	Value
United States (continued)
N-able, Inc.(a)	8,000	$35,200
Nabors Industries Ltd.(a)	1,000	78,120
NANO Nuclear Energy, Inc.(a)(b)	2,125	56,504
Napco Security Technologies, Inc.	3,500	163,135
National Bank Holdings Corp., Class A	3,050	121,970
National Beverage Corp.(a)	2,887	104,942
National Fuel Gas Co.	7,000	637,210
National Health Investors, Inc.	3,625	304,754
National HealthCare Corp.	1,062	173,637
National Presto Industries, Inc.	645	85,101
National Storage Affiliates Trust	5,750	201,365
National Vision Holdings, Inc.(a)(b)	6,625	178,676
Natural Grocers by Vitamin Cottage, Inc.	1,125	30,409
Navient Corp.	6,113	53,733
Navitas Semiconductor Corp., Class A(a)(b)	11,487	103,383
NB Bancorp, Inc.	6,250	133,375
NBT Bancorp, Inc.	4,098	175,067
nCino, Inc.(a)(b)	8,375	135,173
NCR Atleos Corp.(a)	5,625	249,075
NCR Voyix Corp.(a)	11,750	89,770
Nektar Therapeutics(a)	1,300	89,674
Nelnet, Inc., Class A	1,125	145,643
Neogen Corp.(a)	16,375	183,891
NeoGenomics, Inc.(a)	10,250	100,758
NerdWallet, Inc., Class A(a)(b)	4,875	52,894
NETGEAR, Inc.(a)	2,929	60,396
NetScout Systems, Inc.(a)	5,750	167,958
Netskope, Inc., Class A(a)	4,904	52,963
NETSTREIT Corp.	7,500	155,775
New Fortress Energy, Inc., Class A(a)	2,916	3,178
New Jersey Resources Corp.	7,875	427,140
New York Times Co. (The), Class A	12,250	977,427
Newell Brands, Inc.	34,705	157,908
Newmark Group, Inc., Class A	11,250	163,350
NewMarket Corp.	642	401,898
NexPoint Residential Trust, Inc.	2,125	59,904
Nexstar Media Group, Inc., Class A	2,418	606,966
NextDecade Corp.(a)(b)	14,875	80,176
Nextdoor Holdings, Inc.(a)	21,375	37,406
NextNav, Inc.(a)(b)	5,875	94,529
Nextpower, Inc., Class A(a)	11,977	1,258,783
Nicolet Bankshares, Inc.	1,260	192,478
nLight, Inc.(a)	3,073	172,672
NMI Holdings, Inc., Class A(a)	5,546	218,013
NNN REIT, Inc.	13,767	623,920
Northeast Bank	1,125	124,740
Northern Oil & Gas, Inc.	7,500	206,925
Northwest Bancshares, Inc.	7,873	98,019
Northwest Natural Holding Co.	3,250	172,380
Northwestern Energy Group, Inc.	5,000	349,800
Norwegian Cruise Line Holdings Ltd.(a)	36,457	903,769
NOV, Inc.	31,500	638,190
Novavax, Inc.(a)(b)	11,875	120,413
Novocure Ltd.(a)	8,125	111,069
NPK International, Inc.(a)(b)	8,125	117,244
Nurix Therapeutics, Inc.(a)	5,625	89,831
NuScale Power Corp.(a)	9,199	118,207
Nutanix, Inc., Class A(a)	20,871	798,942
Nuvalent, Inc., Class A(a)	3,125	318,594
Nuvation Bio, Inc.(a)	17,820	105,316
Oceaneering International, Inc.(a)	8,500	301,750
OceanFirst Financial Corp.	4,615	83,347
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Ocular Therapeutix, Inc.(a)	9,750	$87,165
OGE Energy Corp.	16,000	786,240
O-I Glass, Inc.(a)	12,250	164,150
Oil-Dri Corp. of America	756	51,287
Old National Bancorp./IN	28,456	657,334
Old Republic International Corp.	19,375	830,606
Old Second Bancorp, Inc.	6,625	130,049
Olema Pharmaceuticals, Inc.(a)	3,067	74,221
Olin Corp.	9,250	234,672
Ollie's Bargain Outlet Holdings, Inc.(a)	5,000	535,500
Omega Healthcare Investors, Inc.	23,925	1,154,860
Omnicell, Inc.(a)	3,750	154,125
Ondas, Inc.(a)(b)	28,080	283,046
ONE Gas, Inc.	4,625	404,410
OneMain Holdings, Inc.	9,750	536,445
Onestream, Inc., Class A(a)	5,307	125,192
Onto Innovation, Inc.(a)	4,000	863,560
Opendoor Technologies, Inc.(a)	72,471	392,793
OPENLANE, Inc.(a)	9,375	267,281
OPKO Health, Inc.(a)	36,250	43,500
Optimum Communications, Inc., Class A(a)	20,875	30,060
Option Care Health, Inc.(a)	13,750	446,325
Orchid Island Capital, Inc.	11,764	87,524
Organon & Co.	21,125	154,001
ORIC Pharmaceuticals, Inc.(a)	3,515	47,277
Origin Bancorp, Inc.	2,391	99,466
Ormat Technologies, Inc.	4,750	492,575
Orrstown Financial Services, Inc.	1,487	53,443
Oruka Therapeutics, Inc.(a)	1,751	60,252
Oscar Health, Inc., Class A(a)	14,789	201,722
Oshkosh Corp.	5,250	892,605
OSI Systems, Inc.(a)	1,375	392,150
Otter Tail Corp.	3,000	255,300
Ouster, Inc.(a)	3,544	67,159
Outfront Media, Inc.	11,750	338,517
Owens Corning	6,725	820,921
Oxford Industries, Inc.	1,500	59,385
Pacira BioSciences, Inc.(a)	4,375	95,856
PACS Group, Inc.(a)	5,000	182,550
PagerDuty, Inc.(a)	6,750	47,655
Palomar Holdings, Inc.(a)	2,126	263,007
Palvella Therapeutics, Inc.(a)	578	78,042
Papa John's International, Inc.	2,625	82,294
Par Pacific Holdings, Inc.(a)	4,086	174,350
PAR Technology Corp.(a)	3,125	51,219
Paramount Skydance Corp., Class B, NVS	25,148	339,749
Park Hotels & Resorts, Inc.	18,375	207,821
Park National Corp.	1,042	171,440
Parsons Corp.(a)	4,724	311,784
Pathward Financial, Inc.	1,618	146,898
Patrick Industries, Inc.	2,750	340,422
Patterson-UTI Energy, Inc.	29,375	249,981
Paycom Software, Inc.	4,015	505,207
Paylocity Holding Corp.(a)	3,625	386,026
Paymentus Holdings, Inc., Class A(a)	2,625	64,234
Payoneer Global, Inc.(a)	19,984	86,331
PBF Energy, Inc., Class A	6,875	244,750
PC Connection, Inc.	1,250	76,188
PDF Solutions, Inc.(a)	3,125	105,563
Peabody Energy Corp.	9,625	303,572
Peapack-Gladstone Financial Corp.	3,125	104,656
Pebblebrook Hotel Trust	9,536	122,347
Security	Shares	Value
United States (continued)
Pediatrix Medical Group, Inc.(a)	6,875	$136,469
Pegasystems, Inc.	7,500	327,975
Peloton Interactive, Inc., Class A(a)	28,625	115,073
Penguin Solutions, Inc.(a)	4,250	88,315
Penn Entertainment, Inc.(a)	12,500	195,500
Pennant Group, Inc. (The)(a)	3,375	113,771
PennyMac Financial Services, Inc.	2,625	241,316
PennyMac Mortgage Investment Trust	7,005	85,881
Penske Automotive Group, Inc.	1,604	252,662
Penumbra, Inc.(a)	3,000	1,033,170
Peoples Bancorp., Inc.	4,875	157,316
Perdoceo Education Corp.	4,789	159,713
Perella Weinberg Partners, Class A	4,250	78,668
Performance Food Group Co.(a)	12,500	1,213,250
Perimeter Solutions, Inc.(a)	11,768	276,313
Permian Resources Corp., Class A	56,863	1,040,024
Perrigo Co. PLC	11,125	147,073
Phathom Pharmaceuticals, Inc.(a)	3,434	43,131
Phibro Animal Health Corp., Class A	2,250	122,828
Phillips Edison & Co., Inc.	10,101	396,767
Phinia, Inc.	3,375	245,126
Photronics, Inc.(a)	4,740	177,418
Phreesia, Inc.(a)(b)	4,375	53,944
Piedmont Realty Trust, Inc.	9,875	74,951
Pilgrim's Pride Corp.	4,000	172,640
Pinnacle West Capital Corp.	9,634	966,290
Piper Sandler Co.	1,428	422,045
PJT Partners, Inc., Class A	1,778	262,575
Plains GP Holdings LP, Class A	15,902	358,431
Planet Fitness, Inc., Class A(a)	6,750	554,512
Planet Labs PBC(a)(b)	19,125	461,677
Plexus Corp.(a)	2,250	436,792
Plug Power, Inc.(a)(b)	82,477	147,634
Polaris, Inc.	4,625	280,922
Pool Corp.	2,701	613,613
Popular, Inc.	5,203	704,278
Porch Group, Inc.(a)	5,456	44,794
Portland General Electric Co.	8,763	472,851
Post Holdings, Inc.(a)	3,780	401,814
Powell Industries, Inc.	875	458,150
Power Integrations, Inc.	4,625	221,630
Power Solutions International, Inc.(a)	743	62,041
Powerfleet, Inc.(a)	12,500	44,625
PRA Group, Inc.(a)	3,750	59,063
Praxis Precision Medicines, Inc.(a)	1,903	640,835
Precigen, Inc.(a)	14,237	53,958
Preformed Line Products Co.	250	63,413
Prestige Consumer Healthcare, Inc.(a)	4,000	277,200
PriceSmart, Inc.	2,500	386,550
Primerica, Inc.	2,750	697,565
Primo Brands Corp., Class A	21,284	482,721
Primoris Services Corp.	4,375	659,400
Privia Health Group, Inc.(a)	8,375	198,906
ProAssurance Corp.(a)	3,377	82,905
PROCEPT BioRobotics Corp.(a)	4,125	93,596
Procore Technologies, Inc.(a)(b)	9,176	505,047
PROG Holdings, Inc.	3,030	106,686
Progress Software Corp.(a)	3,625	151,815
Progyny, Inc.(a)	6,572	116,259
ProPetro Holding Corp.(a)	8,875	107,654
Prosperity Bancshares, Inc.	7,621	536,290
Protagonist Therapeutics, Inc.(a)	3,875	356,810

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Proto Labs, Inc.(a)	2,250	$139,680
Provident Financial Services, Inc.	7,497	157,737
PTC Therapeutics, Inc.(a)	5,755	392,433
PureCycle Technologies, Inc.(a)(b)	10,375	65,466
Pursuit Attractions and Hospitality, Inc.(a)	2,000	69,520
PVH Corp.	4,330	297,038
Q2 Holdings, Inc.(a)	4,875	234,585
QCR Holdings, Inc.	1,358	117,467
Qorvo, Inc.(a)	7,250	601,025
Quaker Chemical Corp.	1,250	183,787
Qualys, Inc.(a)	3,000	277,410
Quanex Building Products Corp.	4,000	82,120
Quantum Computing, Inc.(a)(b)	16,075	135,191
QuantumScape Corp., Class A(a)	30,875	213,655
QuidelOrtho Corp.(a)	5,625	127,913
QuinStreet, Inc.(a)	4,250	49,810
QXO, Inc.(a)(b)	48,750	1,167,562
Radian Group, Inc.	9,344	322,555
RadNet, Inc.(a)	5,500	383,955
Ralliant Corp.	8,790	403,373
Ralph Lauren Corp., Class A	3,285	1,191,141
Ramaco Resources, Inc., Class A(a)	3,101	46,949
Rambus, Inc.(a)	8,625	859,567
Range Resources Corp.	20,746	856,395
Rapid7, Inc.(a)	4,750	29,545
Rapport Therapeutics, Inc.(a)	2,225	64,592
Rayonier, Inc.	23,192	498,396
RBC Bearings, Inc.(a)	2,375	1,367,810
RealReal, Inc. (The)(a)	8,250	101,145
Recursion Pharmaceuticals, Inc., Class A(a)(b)	36,000	132,120
Red Cat Holdings, Inc.(a)(b)	8,541	99,503
Red Rock Resorts, Inc., Class A	4,375	264,906
Redwire Corp.(a)	4,058	36,806
Redwood Trust, Inc.	13,125	79,406
Regal Rexnord Corp.	5,250	1,160,145
Reinsurance Group of America, Inc.	5,321	1,147,899
Relay Therapeutics, Inc.(a)	12,875	132,098
Remitly Global, Inc.(a)	12,250	204,575
RenaissanceRe Holdings Ltd.	3,754	1,135,435
Renasant Corp.	7,334	276,125
Repligen Corp.(a)	4,250	547,102
Republic Bancorp, Inc., Class A	1,500	103,500
Resideo Technologies, Inc.(a)	10,755	416,218
Resolute Holdings Management, Inc.(a)	313	52,756
Revolve Group, Inc.(a)	3,500	88,060
Revvity, Inc.	9,334	917,626
REX American Resources Corp.(a)	3,518	125,100
Rexford Industrial Realty, Inc.	19,033	713,167
Reynolds Consumer Products, Inc.	5,125	127,151
RH(a)	1,250	207,137
Rhythm Pharmaceuticals, Inc.(a)	4,540	420,994
Richtech Robotics, Inc., Class B(a)(b)	12,822	31,927
Ridgepost Capital, Inc., Class A	5,463	44,086
Rigetti Computing, Inc.(a)	25,713	447,920
Riley Exploration Permian, Inc.	1,125	32,445
RingCentral, Inc., Class A(a)	5,750	209,587
Riot Platforms, Inc.(a)	28,375	462,229
Rithm Capital Corp.	42,125	423,356
RLI Corp.	6,882	428,886
RLJ Lodging Trust	13,250	106,265
Robert Half, Inc.	8,250	201,465
Rogers Corp.(a)	1,322	142,551
Security	Shares	Value
United States (continued)
Roivant Sciences Ltd.(a)	30,204	$874,104
Roku, Inc.(a)	10,475	1,030,845
Root, Inc.(a)	909	47,159
Royal Gold, Inc.	6,775	2,031,077
RPC, Inc.	9,250	53,743
Rubrik, Inc., Class A(a)	11,299	587,096
Rumble, Inc.(a)	6,250	33,813
Rush Enterprises, Inc., Class A	5,125	363,721
Rush Enterprises, Inc., Class B	750	48,488
Rush Street Interactive, Inc.(a)	7,125	140,719
RXO, Inc.(a)	8,250	131,670
Ryan Specialty Holdings, Inc., Class A	8,625	339,394
Ryder System, Inc.	3,375	747,765
Ryerson Holding Corp.	2,750	71,940
Ryman Hospitality Properties, Inc.	4,500	444,375
S&T Bancorp, Inc.	3,083	128,900
Sable Offshore Corp.(a)(b)	4,750	39,188
Sabra Health Care REIT, Inc.	19,250	395,587
Safehold, Inc.	4,625	74,648
Safety Insurance Group, Inc.	1,198	93,001
Saia, Inc.(a)	2,125	861,454
Sally Beauty Holdings, Inc.(a)	8,125	130,569
Sana Biotechnology, Inc.(a)(b)	13,698	57,669
Sandisk Corp.(a)	11,289	7,172,579
Sanmina Corp.(a)	4,280	664,513
Sarepta Therapeutics, Inc.(a)	6,875	115,225
Saul Centers, Inc.	1,625	55,380
Savara, Inc.(a)	7,460	44,909
ScanSource, Inc.(a)	2,125	78,158
Schneider National, Inc., Class B	4,375	124,163
Scholar Rock Holding Corp.(a)	5,750	254,552
Scholastic Corp.	2,750	95,618
Schrodinger, Inc.(a)	5,250	63,315
Science Applications International Corp.	3,918	361,475
Scotts Miracle-Gro Co.(The)	3,625	254,185
Seaboard Corp.	23	118,052
Seacoast Banking Corp. of Florida	6,875	213,950
Sealed Air Corp.	11,668	488,656
SEI Investments Co.	8,279	673,248
Select Medical Holdings Corp.	8,750	130,988
Select Water Solutions, Inc., Class A	7,375	100,816
Selective Insurance Group, Inc.	4,629	389,021
SEMrush Holdings, Inc., Class A(a)	4,375	51,713
Semtech Corp.(a)	6,875	620,262
Seneca Foods Corp., Class A(a)	756	105,069
Sensata Technologies Holding PLC	12,250	457,415
Sensient Technologies Corp.	3,000	304,590
SentinelOne, Inc., Class A(a)	24,041	315,418
Serve Robotics, Inc.(a)(b)	4,580	45,754
Service Corp. International	11,500	968,070
ServiceTitan, Inc., Class A(a)(b)	4,607	333,501
ServisFirst Bancshares, Inc.	4,000	324,040
Sezzle, Inc., NVS(a)(b)	1,625	118,544
Shake Shack, Inc., Class A(a)	3,125	300,031
Shenandoah Telecommunications Co.	4,375	59,631
Shift4 Payments, Inc., Class A(a)(b)	5,000	220,350
Shoals Technologies Group, Inc., Class A(a)	13,377	79,326
Shoe Carnival, Inc.	1,875	37,856
Shutterstock, Inc.	2,500	42,000
SI-BONE, Inc.(a)	3,500	54,320
Signet Jewelers Ltd.	3,301	317,523
Sila Realty Trust, Inc.	4,375	112,569
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Silgan Holdings, Inc.	7,256	$348,651
Silicon Laboratories, Inc.(a)	2,625	536,891
Simmons First National Corp., Class A	9,503	189,205
Simply Good Foods Co. (The)(a)	7,750	132,215
Simpson Manufacturing Co., Inc.	3,375	653,299
Sinclair, Inc.	3,625	59,233
Sirius XM Holdings, Inc.	16,125	354,105
SiteOne Landscape Supply, Inc.(a)	3,625	517,976
SiTime Corp.(a)	1,783	709,420
Six Flags Entertainment Corp.(a)	7,625	129,854
Skyward Specialty Insurance Group, Inc.(a)	2,930	136,157
SkyWater Technology, Inc.(a)(b)	2,340	68,936
SkyWest, Inc.(a)	875	91,070
Skyworks Solutions, Inc.	11,901	709,062
SL Green Realty Corp.	5,625	207,281
SLM Corp.	16,297	305,406
SM Energy Co.	18,550	429,061
Smartstop Self Storage REIT, Inc.	2,497	83,275
SolarEdge Technologies, Inc.(a)	4,750	168,150
Solaris Energy Infrastructure, Inc., Class A	3,125	155,094
Soleno Therapeutics, Inc.(a)	3,633	141,941
Solid Power, Inc.(a)(b)	13,121	46,448
Solstice Advanced Materials, Inc.	12,836	1,007,754
Somnigroup International, Inc.	16,157	1,446,213
Sonic Automotive, Inc., Class A	1,178	73,884
Sonoco Products Co.	7,932	447,920
Sonos, Inc.(a)	9,875	152,075
Sotera Health Co.(a)	17,045	276,981
Soundhound AI, Inc., Class A(a)(b)	28,125	241,875
South Plains Financial, Inc.	2,625	107,520
Southern Missouri Bancorp, Inc.	771	47,733
Southside Bancshares, Inc.	2,298	71,973
SOUTHSTATE BANK Corp.	8,173	806,430
Southwest Gas Holdings, Inc.	4,750	418,807
Spectrum Brands Holdings, Inc.	2,250	176,355
Sphere Entertainment Co.(a)	2,375	282,649
Spire, Inc.	4,625	423,696
Sprinklr, Inc., Class A(a)	8,875	51,653
Sprout Social, Inc., Class A(a)(b)	4,250	27,413
Sprouts Farmers Market, Inc.(a)	8,000	590,960
SPS Commerce, Inc.(a)	3,000	169,530
SPX Technologies, Inc.(a)	3,984	904,129
Spyre Therapeutics, Inc.(a)(b)	3,375	145,159
St Joe Co.(The)	3,250	234,552
STAAR Surgical Co.(a)	3,625	72,138
STAG Industrial, Inc.	14,031	550,296
Stagwell, Inc., Class A(a)(b)	10,125	48,803
Standard BioTools, Inc.(a)	24,625	27,826
Standard Motor Products, Inc.	2,250	89,280
StandardAero, Inc.(a)	15,916	490,213
Standex International Corp.	1,125	294,750
Stanley Black & Decker, Inc.	12,487	1,080,001
Starwood Property Trust, Inc.	28,049	499,553
Stellar Bancorp, Inc.	3,923	147,740
Stepan Co.	1,875	95,419
StepStone Group, Inc., Class A	5,625	242,662
Sterling Infrastructure, Inc.(a)	2,500	1,070,325
Steven Madden Ltd.	5,750	207,575
Stewart Information Services Corp.	2,625	186,349
Stifel Financial Corp.	12,306	911,259
Stock Yards Bancorp., Inc.	2,237	143,481
Stoke Therapeutics, Inc.(a)	3,875	141,089
Security	Shares	Value
United States (continued)
StoneX Group, Inc.(a)	3,565	$454,537
Strategic Education, Inc.	1,875	154,275
Stride, Inc.(a)	3,500	295,330
Sturm Ruger & Co., Inc.	1,625	60,840
SunCoke Energy, Inc.	8,375	47,738
Sunococorp LLC, NVS	3,244	194,283
Sunrun, Inc.(a)(b)	17,875	236,844
Sunstone Hotel Investors, Inc.	15,076	139,905
Supernus Pharmaceuticals, Inc.(a)	5,250	287,332
Surgery Partners, Inc.(a)	5,625	87,188
Sweetgreen, Inc., Class A (a)(b)	8,625	47,869
Sylvamo Corp.	3,125	144,688
Symbotic, Inc., Class A(a)(b)	3,875	212,272
Synaptics, Inc.(a)	3,305	269,225
Syndax Pharmaceuticals, Inc.(a)	6,125	132,974
T1 Energy, Inc.(a)	13,589	83,708
Talen Energy Corp.(a)	3,132	1,161,878
Talos Energy, Inc.(a)	13,625	166,906
Tandem Diabetes Care, Inc.(a)	5,250	132,825
Tanger, Inc.	8,771	325,053
Tango Therapeutics, Inc.(a)	3,616	40,282
Tarsus Pharmaceuticals, Inc.(a)	2,500	188,800
Taylor Morrison Home Corp., Class A(a)	8,001	527,186
Taysha Gene Therapies, Inc.(a)	10,969	49,690
TD SYNNEX Corp.	6,250	980,062
TechnipFMC PLC	33,668	2,232,525
TEGNA, Inc.	13,314	278,928
Teladoc Health, Inc.(a)	13,875	72,983
Teleflex, Inc.	3,211	391,935
Telephone and Data Systems, Inc.	8,250	369,187
Tempus AI, Inc.(a)(b)	7,681	409,013
Tenable Holdings, Inc.(a)	9,750	187,492
Tenet Healthcare Corp.(a)	7,097	1,698,951
Tennant Co.	1,500	91,545
Teradata Corp.(a)	6,997	220,336
Terawulf, Inc.(a)(b)	24,750	401,445
Terex Corp.	9,837	676,687
Terns Pharmaceuticals, Inc.(a)	4,622	194,679
Terreno Realty Corp.	8,000	528,480
Tetra Tech, Inc.	20,246	725,617
TETRA Technologies, Inc.(a)	10,182	88,176
Texas Capital Bancshares, Inc.(a)	3,162	301,339
Texas Roadhouse, Inc., Class A	5,375	982,926
TFS Financial Corp.	9,000	126,180
TG Therapeutics, Inc.(a)	12,000	361,080
Theravance Biopharma, Inc.(a)	3,088	56,356
Thermon Group Holdings, Inc.(a)	2,750	139,645
Thor Industries, Inc.	4,125	396,536
ThredUp, Inc., Class A(a)	7,807	38,098
TIC Solutions, Inc.(a)	5,321	50,390
Tidewater, Inc.(a)	1,125	89,348
Tilray Brands, Inc.(a)(b)	8,284	65,195
Timken Co.(The)	5,250	568,995
Tiptree, Inc.	3,625	61,734
TKO Group Holdings, Inc., Class A	5,641	1,262,851
Toll Brothers, Inc.	7,805	1,227,258
Tompkins Financial Corp.	985	75,559
Tootsie Roll Industries, Inc.	1,511	63,810
TopBuild Corp.(a)(b)	2,375	1,064,712
Toro Co.(The)	8,000	790,880
Towne Bank/Portsmouth VA	7,064	242,013
TPG RE Finance Trust, Inc.	7,500	63,450

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
TPG, Inc., Class A	10,625	$461,337
Transcat, Inc.(a)	1,000	77,970
TransMedics Group, Inc.(a)	2,671	387,989
Transocean Ltd.(a)(b)	77,441	501,818
Travel + Leisure Co.	5,500	405,350
Travere Therapeutics, Inc.(a)	6,500	193,635
Trevi Therapeutics, Inc.(a)	6,855	81,712
Trex Co., Inc.(a)	8,625	357,247
Tri Pointe Homes, Inc.(a)	7,375	341,462
TriCo Bancshares	1,292	61,732
TriMas Corp.	3,250	127,010
TriNet Group, Inc.	2,750	104,720
Trinity Industries, Inc.	7,125	243,532
TripAdvisor, Inc.(a)(b)	9,000	90,990
Triumph Financial, Inc.(a)	1,811	101,162
Trump Media & Technology Group Corp.(a)(b)	12,186	130,512
Trupanion, Inc.(a)	2,593	68,818
Trustmark Corp.	4,537	193,231
TTM Technologies, Inc.(a)	8,337	869,049
Turning Point Brands, Inc.	1,762	241,376
Tutor Perini Corp.	4,375	329,744
Twist Bioscience Corp.(a)	5,000	234,600
Two Harbors Investment Corp.	8,875	91,679
TXNM Energy, Inc.	7,483	441,647
Tyra Biosciences, Inc.(a)	1,242	41,371
U.S. Antimony Corp.(a)(b)	9,493	84,867
U.S. Foods Holding Corp.(a)	18,227	1,760,910
U.S. Physical Therapy, Inc.	1,402	116,310
Udemy, Inc.(a)	7,375	37,096
UFP Industries, Inc.	4,689	482,545
UFP Technologies, Inc.(a)	625	131,613
UGI Corp.	17,250	645,322
U-Haul Holding Co.(a)	824	41,744
U-Haul Holding Co., NVS	8,515	401,567
UiPath, Inc., Class A(a)	34,250	367,502
UL Solutions, Inc., Class A	6,058	508,690
Ultra Clean Holdings, Inc.(a)	3,625	219,965
Ultragenyx Pharmaceutical, Inc.(a)	6,625	154,959
UMB Financial Corp.	5,825	675,001
UMH Properties, Inc.	6,000	90,480
Under Armour, Inc., Class A(a)	15,000	111,300
Under Armour, Inc., Class C, NVS(a)	10,750	77,723
UniFirst Corp.	1,250	293,525
uniQure NV(a)(b)	3,140	49,078
United Bankshares, Inc.	11,466	473,546
United Community Banks, Inc./GA	9,666	310,955
United Fire Group, Inc.	1,743	67,733
United Natural Foods, Inc.(a)	4,750	181,497
United Parks & Resorts, Inc.(a)	2,250	78,278
United States Lime & Minerals, Inc.(b)	1,133	129,343
Uniti Group, Inc.(a)	11,823	86,544
Unitil Corp.	1,422	74,385
Unity Software, Inc.(a)	25,652	467,636
Universal Corp.	2,000	107,460
Universal Display Corp.	3,625	386,751
Universal Insurance Holdings, Inc.	2,161	76,002
Universal Technical Institute, Inc.(a)(b)	3,500	126,700
Univest Financial Corp.	2,314	77,635
Unum Group	12,998	932,347
Upbound Group, Inc.	3,750	80,438
Upstart Holdings, Inc.(a)(b)	6,750	183,802
Upwork, Inc.(a)(b)	10,125	135,878
Security	Shares	Value
United States (continued)
Uranium Energy Corp.(a)(b)	41,000	$628,530
Urban Edge Properties	10,081	214,221
Urban Outfitters, Inc.(a)	4,875	322,725
USA Rare Earth, Inc.(a)(b)	6,176	116,726
USA Today Co., Inc.(a)	14,500	86,275
Utz Brands, Inc.	5,625	52,256
UWM Holdings Corp.	15,000	66,150
V2X, Inc.(a)(b)	1,500	104,625
Vail Resorts, Inc.	3,000	407,430
Valaris Ltd.(a)	5,375	515,194
Valley National Bancorp	38,777	488,978
Valmont Industries, Inc.	1,625	747,386
Valvoline, Inc.(a)(b)	9,875	373,275
Varonis Systems, Inc., Class B(a)	8,875	205,012
Vaxcyte, Inc.(a)	9,811	605,731
Veeco Instruments, Inc.(a)	4,625	141,340
Vera Therapeutics, Inc., Class A(a)	3,625	147,864
Veracyte, Inc.(a)	6,500	237,835
Vericel Corp.(a)	4,250	151,640
Veris Residential, Inc.	6,625	124,881
Verra Mobility Corp., Class A(a)	13,125	219,319
Versant Media Group, Inc.(a)	12,000	399,840
Vertex, Inc., Class A(a)	5,750	83,260
Vestis Corp.	9,375	73,781
VF Corp.	26,250	509,775
Viasat, Inc.(a)	9,221	422,137
Viatris, Inc.	92,555	1,381,846
Viavi Solutions, Inc.(a)	19,125	568,204
Vicor Corp.(a)	1,875	377,625
Victoria's Secret & Co.(a)	5,625	352,687
Victory Capital Holdings, Inc., Class A	3,688	255,136
Viking Therapeutics, Inc.(a)(b)	8,625	291,870
Viper Energy, Inc., Class A	13,906	647,185
Vir Biotechnology, Inc.(a)	8,250	74,993
Viridian Therapeutics, Inc.(a)(b)	5,125	150,573
Virtu Financial, Inc., Class A	6,780	280,760
Virtus Investment Partners, Inc.	318	43,998
Vishay Intertechnology, Inc.	9,375	175,500
Vistance Networks, Inc.(a)	17,500	307,475
Visteon Corp.	2,028	194,019
Vita Coco Co., Inc. (The)(a)	3,507	203,616
Vital Farms, Inc.(a)(b)	2,660	56,099
Vitesse Energy, Inc.	3,000	57,930
Vontier Corp.	12,125	496,155
Vornado Realty Trust	13,125	361,987
Voya Financial, Inc.	7,376	493,307
VSE Corp.	2,217	503,414
WaFd, Inc.	5,535	172,471
Walker & Dunlop, Inc.	2,750	126,528
Warby Parker, Inc.(a)	6,875	171,944
Warrior Met Coal, Inc.	4,135	344,197
Washington Trust Bancorp., Inc.	1,547	52,118
WaterBridge Infrastructure LLC, Class A(a)	2,812	74,434
Watts Water Technologies, Inc., Class A	2,250	739,665
WaVe Life Sciences Ltd.(a)	9,625	134,076
Wayfair, Inc., Class A(a)	8,185	624,761
Waystar Holding Corp.(a)	9,210	236,236
WD-40 Co.	1,125	267,975
Webster Financial Corp.	12,891	929,828
Weis Markets, Inc.	1,625	110,110
Wendy's Co.(The)	15,000	114,900
Werner Enterprises, Inc.	4,861	170,572
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
WesBanco, Inc.	6,650	$231,885
WESCO International, Inc.	4,000	1,158,000
Westamerica BanCorp.	1,945	98,514
Western Alliance Bancorp.	8,189	657,740
Western Union Co.(The)	19,585	188,604
Westlake Corp.	3,094	326,046
WEX, Inc.(a)	2,580	384,910
Whirlpool Corp.	4,375	299,381
White Mountains Insurance Group Ltd.	191	424,117
Whitestone REIT	4,375	66,456
Willdan Group, Inc.(a)	945	84,237
Willis Lease Finance Corp.(b)	375	76,391
WillScot Holdings Corp.	14,625	316,046
Wingstop, Inc.	2,150	557,946
Winmark Corp.	250	114,060
Winnebago Industries, Inc.	2,375	94,739
Wintrust Financial Corp.	5,420	780,805
WisdomTree, Inc.	10,647	182,170
Wolverine World Wide, Inc.	7,625	134,734
Woodward, Inc.	4,854	1,877,333
Workiva, Inc., Class A(a)	4,000	246,320
World Acceptance Corp.(a)	375	50,580
World Kinect Corp.	5,526	137,874
Worthington Enterprises, Inc.	2,625	147,026
Worthington Steel, Inc.	3,125	129,875
WSFS Financial Corp.	4,045	256,898
Wyndham Hotels & Resorts, Inc.	6,250	511,250
Wynn Resorts Ltd.	6,563	710,051
Xencor, Inc.(a)	5,375	68,639
Xenia Hotels & Resorts, Inc.	9,500	145,160
Xenon Pharmaceuticals, Inc.(a)	5,625	243,169
Xeris Biopharma Holdings, Inc.(a)	10,436	63,868
Xometry, Inc., Class A(a)(b)	3,567	146,301
XPEL, Inc.(a)	2,125	90,568
XPLR Infrastructure LP(a)	9,125	96,634
XPO, Inc.(a)	9,533	2,006,411
Yelp, Inc., Class A(a)	5,250	117,023
YETI Holdings, Inc.(a)(b)	6,750	295,042
Yext, Inc.(a)	9,875	56,090
Zenas Biopharma, Inc.(a)(b)	1,289	33,965
Zeta Global Holdings Corp., Class A(a)(b)	15,500	262,725
Ziff Davis, Inc.(a)	3,500	94,780
Zions Bancorp N.A.	11,625	665,880
ZoomInfo Technologies, Inc., Class A(a)	22,125	137,396
Zurn Elkay Water Solutions Corp.	11,500	586,270
Zymeworks, Inc.(a)	4,000	93,160
		488,955,988
Total Common Stocks — 99.3% (Cost: $683,958,154)		842,501,395
Preferred Stocks
Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	750	79,499
Security	Shares	Value
Germany (continued)
FUCHS SE, Preference Shares, NVS	5,250	$226,717
Jungheinrich AG, Preference Shares, NVS	3,875	146,087
KSB SE & Co. KGaA, Preference Shares, NVS	56	71,186
Sixt SE, Preference Shares, NVS	1,250	80,730
STO SE & Co. KGaA, Preference Shares, NVS	250	36,358
		640,577
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,125	173,852
Total Preferred Stocks — 0.1% (Cost: $744,402)		814,429
Rights
United States — 0.0%
Contra 89bio, Inc., NVS(b)	9,875	3,357
Contra Akero Therapeutics, Inc., NVS(c)	4,160	2,704
Verve Therapeutics, Inc., NVS(b)(c)	6,160	4,127
		10,188
Total Rights — 0.0% (Cost: $9,942)		10,188
Total Long-Term Investments — 99.4% (Cost: $684,712,498)		843,326,012
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	37,128,276	37,146,840
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	3,420,000	3,420,000
Total Short-Term Securities — 4.8% (Cost: $40,564,241)		40,566,840
Total Investments — 104.2% (Cost: $725,276,739)		883,892,852
Liabilities in Excess of Other Assets — (4.2)%		(35,423,737)
Net Assets — 100.0%		$848,469,115

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,397,539	$—	$(1,250,400)(a)	$(328)	$29	$37,146,840	37,128,276	$189,539 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,220,000	2,200,000 (a)	—	—	—	3,420,000	3,420,000	64,430	—
				$(328)	$29	$40,566,840		$253,969	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 2000 Index	4	03/20/26	$527	$10,903
MSCI EAFE Index	4	03/20/26	633	40,863
S&P Mid 400 E-Mini Index	1	03/20/26	358	(2,324)
				$49,442
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Merrill Lynch International	$46,384	02/15/28	0.40%	1D OBFR01	Monthly	$3,797
Bancorp, Inc. (The)	BNP Paribas	5,250	08/30/27	0.20%	1D OBFR01	Monthly	(1)
Bread Financial Holdings, Inc.	Merrill Lynch International	285,763	02/15/28	0.40%	1D OBFR01	Monthly	(8,984)
Douglas Emmett, Inc.	Goldman Sachs Bank USA	80,587	08/18/26	0.20%	1D FEDL01	Monthly	(647)
Employers Holdings Inc.	BNP Paribas	8,042	08/30/27	0.20%	1D OBFR01	Monthly	228
Genworth Financial, Inc.	BNP Paribas	5,400	08/30/27	0.20%	1D OBFR01	Monthly	(336)
Jackson Financial, Inc., Class A	BNP Paribas	1,274	08/30/27	0.20%	1D OBFR01	Monthly	(69)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA	1,274	08/18/26	0.20%	1D FEDL01	Monthly	(69)
Jackson Financial, Inc., Class A	HSBC Bank PLC	670,045	02/09/28	0.40%	1D OBFR01	Monthly	(53,345)
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.	1,308	02/09/27	0.20%	1D OBFR01	Monthly	(104)
Jackson Financial, Inc., Class A	Merrill Lynch International	1,274	02/15/28	0.40%	1D OBFR01	Monthly	(69)
Lincoln National Corp.	JPMorgan Chase Bank N.A.	537,879	02/09/27	0.20%	1D OBFR01	Monthly	(73,045)
Moelis & Co., Class A	HSBC Bank PLC	431,632	02/09/28	0.40%	1D OBFR01	Monthly	(81,705)
Perdoceo Education Corp.	BNP Paribas	3,257	08/30/27	0.20%	1D OBFR01	Monthly	78
Pitney Bowes, Inc.	Goldman Sachs Bank USA	140,308	08/18/26	0.20%	1D FEDL01	Monthly	6,714
Preferred Bank/los Angeles	Goldman Sachs Bank USA	87,460	08/18/26	0.20%	1D FEDL01	Monthly	(3,951)
Siriuspoint Ltd.	HSBC Bank PLC	165,978	02/09/28	0.40%	1D OBFR01	Monthly	12,677
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Trustco Bank Corp. NY	Merrill Lynch International	$64,937	02/15/28	0.40%	1D OBFR01	Monthly	$(12)
Total long positions of equity swaps							(198,843)
Net dividends and financing fees							(9,756)
Total equity swap contracts including dividends and financing fees							$(208,599)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$23,494	$(232,093)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$51,766	$—	$—	$—	$51,766
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$23,494	$—	$—	$—	$23,494
	$—	$—	$75,260	$—	$—	$—	$75,260
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,324	$—	$—	$—	$2,324
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$232,093	$—	$—	$—	$232,093
	$—	$—	$234,417	$—	$—	$—	$234,417

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$247,867	$—	$—	$—	$247,867
Swaps	—	—	32,397	—	—	—	32,397
	$—	$—	$280,264	$—	$—	$—	$280,264
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$11,556	$—	$—	$—	$11,556
Swaps	—	—	(208,604)	—	—	—	(208,604)
	$—	$—	$(197,048)	$—	$—	$—	$(197,048)

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,744,910
Equity swaps:
Average notional value — long	$2,507,243
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$24,510
Swaps - OTC(a)	23,494	232,093
Total derivative assets and liabilities in the Statement of Assets and Liabilities	23,494	256,603
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(24,510)
Total derivative assets and liabilities subject to an MNA	$23,494	$232,093

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas	$306	$(306)	$—	$—	$—
Goldman Sachs Bank USA	6,714	(4,667)	—	—	2,047
HSBC Bank PLC	12,677	(12,677)	—	—	—
Merrill Lynch International	3,797	(3,797)	—	—	—
	$23,494	$(21,447)	$—	$—	$2,047

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
BNP Paribas	$406	$(306)	$—	$—	$100
Goldman Sachs Bank USA	4,667	(4,667)	—	—	—
HSBC Bank PLC	135,050	(12,677)	—	—	122,373
JPMorgan Chase Bank N.A.	73,149	—	—	—	73,149
Merrill Lynch International	9,065	(3,797)	—	—	5,268
	$222,337	$(21,447)	$—	$—	$200,890

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$565,441,417	$276,963,985	$95,993	$842,501,395
Preferred Stocks	71,186	743,243	—	814,429
Rights	—	3,357	6,831	10,188
Short-Term Securities
Money Market Funds	40,566,840	—	—	40,566,840
	$606,079,443	$277,710,585	$102,824	$883,892,852
Derivative Financial Instruments(a)
Assets
Equity Contracts	$51,766	$23,494	$—	$75,260
Liabilities
Equity Contracts	(2,324)	(232,093)	—	(234,417)
	$49,442	$(208,599)	$—	$(159,157)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.6%
ANZ Group Holdings Ltd.	53,305	$1,517,098
Aristocrat Leisure Ltd.	7,199	246,110
ASX Ltd.	2,849	107,363
Brambles Ltd.	14,098	251,425
Cochlear Ltd.	2,319	328,381
Commonwealth Bank of Australia	23,847	2,958,733
Computershare Ltd.	8,876	195,706
CSL Ltd.	4,757	497,994
Evolution Mining Ltd.	22,048	261,579
Goodman Group	52,800	1,086,116
Lynas Rare Earths Ltd.(a)	7,944	105,292
Macquarie Group Ltd.	5,146	780,959
Medibank Pvt Ltd.	30,747	95,826
National Australia Bank Ltd.	53,095	1,850,497
Northern Star Resources Ltd.	28,797	631,223
QBE Insurance Group Ltd.	14,320	222,381
REA Group Ltd.	1,049	124,105
Scentre Group	277,925	755,467
SGH Ltd.	3,308	109,774
Sigma Healthcare Ltd.	112,040	225,835
Stockland	148,486	539,984
Suncorp Group Ltd.	44,134	459,367
Transurban Group	131,988	1,345,578
Vicinity Ltd.	579,735	1,010,531
Wesfarmers Ltd.	24,747	1,401,995
Westpac Banking Corp.	27,597	834,231
		17,943,550
Austria — 0.3%
Erste Group Bank AG	4,954	588,011
Verbund AG	5,699	405,791
		993,802
Belgium — 1.4%
Anheuser-Busch InBev SA/NV	17,138	1,393,580
Argenx SE(a)	480	371,342
D'ieteren Group	924	199,788
Elia Group SA/NV, Class B	2,099	333,497
Groupe Bruxelles Lambert NV	2,765	277,440
KBC Group NV	5,549	751,518
Lotus Bakeries NV	12	149,246
Sofina SA	382	113,470
UCB SA	2,766	830,860
		4,420,741
Canada — 13.6%
Agnico Eagle Mines Ltd.	10,799	2,712,556
Alamos Gold, Inc., Class A	17,348	940,243
AtkinsRealis Group, Inc.	5,699	395,030
Bank of Montreal	6,749	971,296
BCE, Inc.	8,301	218,167
Brookfield Asset Management Ltd., Class A	3,510	163,888
CAE, Inc.(a)	11,249	333,582
Cameco Corp.	4,999	591,429
Canadian Imperial Bank of Commerce	17,248	1,742,313
CCL Industries, Inc., Class B, NVS	2,549	177,302
Celestica, Inc.(a)	2,170	602,583
CGI, Inc.	4,955	362,385
Constellation Software, Inc.	232	428,718
Dollarama, Inc.	10,049	1,479,447
Element Fleet Management Corp.	22,198	528,729
Fairfax Financial Holdings Ltd.	299	514,627
FirstService Corp.	905	142,605
Security	Shares	Value
Canada (continued)
GFL Environmental, Inc.	6,449	$284,994
Gildan Activewear, Inc.	4,799	327,087
Great-West Lifeco, Inc.	11,698	565,154
Hydro One Ltd.(b)	52,045	2,236,632
iA Financial Corp., Inc.	4,850	551,578
IGM Financial, Inc.	7,199	358,142
Intact Financial Corp.	5,446	1,051,431
Ivanhoe Mines Ltd., Class A(a)(c)	79,869	913,424
Kinross Gold Corp.	34,496	1,275,091
Loblaw Companies Ltd.	28,197	1,306,854
Lundin Gold, Inc.	2,914	274,662
Lundin Mining Corp.	34,496	1,099,077
Manulife Financial Corp.	42,197	1,502,517
Metro, Inc.	8,399	598,438
National Bank of Canada	5,999	837,235
Open Text Corp.	2,176	53,904
Pan American Silver Corp.	11,024	756,296
Power Corp. of Canada	17,398	873,950
RB Global, Inc.	1,649	166,115
Restaurant Brands International, Inc.	6,489	465,535
Rogers Communications, Inc., Class B, NVS	8,028	320,402
Royal Bank of Canada	23,997	4,012,313
Shopify, Inc., Class A(a)	15,215	1,836,776
Stantec, Inc.	7,049	652,680
Sun Life Financial, Inc.	17,746	1,163,075
TFI International, Inc.	3,599	429,991
Thomson Reuters Corp.	3,788	364,707
TMX Group Ltd.	14,022	472,968
Toromont Industries Ltd.	1,199	186,084
Toronto-Dominion Bank(The)	28,797	2,805,282
Wheaton Precious Metals Corp.	15,065	2,454,820
WSP Global, Inc.	4,949	838,360
		43,340,474
China — 0.0%
Wharf Holdings Ltd.(The)	35,000	115,870
Denmark — 1.6%
Carlsberg A/S, Class B	599	93,185
Coloplast A/S, Class B	3,181	246,473
Danske Bank A/S	1,800	93,914
Demant A/S(a)(c)	2,099	65,464
DSV A/S	3,366	868,837
Genmab A/S(a)	599	176,361
Novo Nordisk A/S, Class B	46,056	1,742,000
Novonesis Novozymes B, Class B	13,051	776,192
Orsted A/S(a)(b)	5,427	127,853
Rockwool AS, Class B	8,549	283,464
Tryg A/S	4,799	118,831
Vestas Wind Systems A/S	21,748	555,972
		5,148,546
Finland — 1.2%
Elisa OYJ	1,126	57,836
Fortum OYJ	11,099	259,512
Kesko OYJ, Class B	36,154	890,904
Kone OYJ, Class B	7,199	542,756
Nokia OYJ	84,025	644,893
Orion OYJ, Class B	4,056	324,915
Sampo OYJ, Class A	72,607	804,710
UPM-Kymmene OYJ	10,499	334,343
		3,859,869
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France — 9.1%
Aeroports de Paris SA	2,178	$303,905
Amundi SA(b)	1,199	114,376
AXA SA	23,706	1,159,273
BioMerieux	979	115,710
BNP Paribas SA	4,258	478,095
Capgemini SE	1,726	218,126
Cie de Saint-Gobain SA	3,299	334,326
Covivio SA/France	14,321	1,049,699
Dassault Systemes SE	13,099	286,852
Eiffage SA	4,349	749,952
EssilorLuxottica SA	5,000	1,323,434
Eurofins Scientific SE	4,403	354,795
Gecina SA	10,220	943,540
Getlink SE	65,442	1,420,895
Hermes International SCA	623	1,497,358
Ipsen SA	2,182	425,932
Kering SA	1,432	480,205
Klepierre SA	37,046	1,559,027
Legrand SA	7,980	1,445,394
L'Oreal SA	4,408	2,065,351
LVMH Moet Hennessy Louis Vuitton SE	3,844	2,456,394
Pernod Ricard SA	6,449	595,116
Publicis Groupe SA	1,871	166,603
Sanofi SA	17,742	1,735,191
Sartorius Stedim Biotech	899	194,276
Schneider Electric SE	12,898	4,215,193
STMicroelectronics NV	14,607	487,363
Unibail-Rodamco-Westfield, New	6,955	871,376
Vinci SA	12,298	2,041,297
		29,089,054
Germany — 6.1%
adidas AG	2,699	500,759
Allianz SE, Registered	6,340	2,847,150
Beiersdorf AG	1,515	191,641
Commerzbank AG	4,976	201,874
Deutsche Bank AG, Registered	22,686	804,290
Deutsche Boerse AG	2,549	696,624
Deutsche Post AG, Registered	5,297	311,915
Deutsche Telekom AG, Registered	33,624	1,350,345
Hannover Rueck SE	776	235,145
Henkel AG & Co. KGaA	1,841	166,736
Hensoldt AG	4,049	355,197
Infineon Technologies AG	23,713	1,278,008
LEG Immobilien SE	2,999	250,888
Merck KGaA	2,849	431,668
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,262	1,476,233
Rational AG	449	389,152
Rheinmetall AG	599	1,184,926
SAP SE	15,068	3,027,045
Scout24 SE(b)	449	38,162
Siemens AG, Registered	8,576	2,479,698
Siemens Healthineers AG(b)	4,651	230,688
Symrise AG, Class A	2,849	260,255
Talanx AG(a)	761	95,719
Vonovia SE	16,648	564,492
Zalando SE(a)(b)	3,149	76,551
		19,445,161
Hong Kong — 2.0%
AIA Group Ltd.	182,400	2,012,150
CK Asset Holdings Ltd.	41,500	263,308
Security	Shares	Value
Hong Kong (continued)
Futu Holdings Ltd., ADR(a)	899	$133,807
Henderson Land Development Co. Ltd.	210,000	949,251
Hong Kong Exchanges & Clearing Ltd.	18,400	983,019
MTR Corp. Ltd.	228,000	1,085,827
Sino Land Co. Ltd.	304,000	495,524
Techtronic Industries Co. Ltd.	18,500	299,620
		6,222,506
Ireland — 0.3%
Kerry Group PLC, Class A	1,571	139,592
Kingspan Group PLC	7,367	729,360
		868,952
Israel — 0.8%
Azrieli Group Ltd.	5,266	756,740
Bank Leumi Le-Israel BM	9,387	227,255
Check Point Software Technologies Ltd.(a)	899	136,711
CyberArk Software Ltd., NVS	295	13,275
Elbit Systems Ltd.	476	367,635
Nice Ltd.(a)	912	104,440
Nova Ltd.(a)	840	368,925
Teva Pharmaceutical Industries Ltd., ADR(a)	17,277	584,999
		2,559,980
Italy — 2.9%
Banca Monte dei Paschi di Siena SpA	16,948	165,395
Banco BPM SpA	59,450	875,707
BPER Banca SpA	28,197	397,125
Davide Campari-Milano NV	34,278	258,215
Ferrari NV	2,766	1,045,056
FinecoBank Banca Fineco SpA	15,748	370,615
Intesa Sanpaolo SpA	95,041	652,128
Moncler SpA	6,649	458,669
Poste Italiane SpA(b)	10,355	277,410
Recordati Industria Chimica e Farmaceutica SpA	9,867	563,740
Terna - Rete Elettrica Nazionale	153,641	1,848,809
UniCredit SpA	26,174	2,228,647
Unipol Assicurazioni SpA	3,910	97,275
		9,238,791
Japan — 18.1%
Advantest Corp.	15,200	2,632,175
Ajinomoto Co., Inc.	1,800	57,251
Asics Corp.	15,200	465,815
Astellas Pharma, Inc.	60,800	1,011,803
Bandai Namco Holdings, Inc.	15,200	412,102
Canon, Inc.	15,200	459,372
Capcom Co. Ltd.	1,800	40,879
Central Japan Railway Co.	45,600	1,345,913
Chiba Bank Ltd.(The)	18,600	276,653
Chugai Pharmaceutical Co. Ltd.	15,200	1,024,941
Daifuku Co. Ltd.	8,300	342,603
Daiichi Sankyo Co. Ltd.	30,400	598,728
Daiwa Securities Group, Inc.	30,400	319,483
Disco Corp.	1,800	865,450
East Japan Railway Co.	45,600	1,126,342
FANUC Corp.	30,400	1,376,515
Fast Retailing Co. Ltd.	3,300	1,446,927
Fujikura Ltd.	2,600	443,957
Fujitsu Ltd.	17,700	394,584
Hitachi Ltd.	30,400	995,213
Hoya Corp.	6,500	1,174,081
Hulic Co. Ltd.	15,200	201,435
Japan Exchange Group, Inc.	45,600	620,567
Japan Post Bank Co. Ltd.	45,600	892,714

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
KDDI Corp.	15,200	$261,098
Keyence Corp.	4,200	1,770,096
Kikkoman Corp.	30,400	292,322
Konami Group Corp.	1,300	173,475
Kyocera Corp.	30,400	536,914
Kyowa Kirin Co. Ltd.	15,200	282,540
Lasertec Corp.	2,000	431,206
M3, Inc.	3,600	39,414
Makita Corp.	15,200	588,141
Mitsubishi Estate Co. Ltd.	30,400	1,025,187
Mitsubishi UFJ Financial Group, Inc.	152,000	2,821,727
Mitsui Fudosan Co. Ltd.	45,600	614,680
Mizuho Financial Group, Inc.	30,400	1,356,265
MonotaRO Co. Ltd.	1,700	22,602
MS&AD Insurance Group Holdings, Inc.	15,200	423,569
Murata Manufacturing Co. Ltd.	60,800	1,589,915
NEC Corp.	15,400	426,939
Nexon Co. Ltd.	5,600	118,954
Nintendo Co. Ltd.	15,500	876,670
Nippon Building Fund, Inc.	1,049	975,886
Nippon Paint Holdings Co. Ltd.	15,200	112,579
Nitto Denko Corp.	7,600	176,247
Nomura Holdings, Inc.	30,400	282,235
Obic Co. Ltd.	7,800	210,066
Olympus Corp.	23,200	227,331
Oriental Land Co. Ltd./Japan	15,200	273,848
ORIX Corp.	30,400	1,067,013
Otsuka Holdings Co. Ltd.	6,600	454,808
Pan Pacific International Holdings Corp.	15,200	101,580
Rakuten Group, Inc.(a)	45,600	242,083
Recruit Holdings Co. Ltd.	17,100	744,111
Renesas Electronics Corp.	45,600	859,961
Resona Holdings, Inc.	15,200	185,468
Ryohin Keikaku Co. Ltd.	15,200	346,871
SBI Holdings, Inc.	30,400	650,216
SCREEN Holdings Co. Ltd.	3,800	553,954
Secom Co. Ltd.	200	7,759
Shimadzu Corp.	15,200	423,083
Shin-Etsu Chemical Co. Ltd.	30,400	1,196,895
Shionogi & Co. Ltd.	30,400	717,814
SMC Corp.	1,900	908,871
SoftBank Group Corp.	60,800	1,556,841
Sompo Holdings, Inc.	15,200	603,054
Sony Group Corp.	91,200	2,096,529
Sumitomo Mitsui Financial Group, Inc.	45,600	1,720,742
Sumitomo Realty & Development Co. Ltd.	15,200	513,857
Sysmex Corp.	30,400	287,002
T&D Holdings, Inc.	8,300	223,539
Takeda Pharmaceutical Co. Ltd.	32,700	1,223,870
TDK Corp.	30,400	469,631
Terumo Corp.	15,200	205,663
TIS, Inc.	6,900	142,606
Toho Co. Ltd./Tokyo	3,000	30,064
Tokio Marine Holdings, Inc.	30,400	1,262,562
Tokyo Electron Ltd.	6,700	1,885,210
Toyota Motor Corp.	74,900	1,814,704
Yokohama Financial Group, Inc.	30,400	328,233
ZOZO, Inc.	30,400	220,955
		57,480,958
Netherlands — 4.6%
Adyen NV(a)(b)	299	351,124
ASM International NV	683	576,034
Security	Shares	Value
Netherlands (continued)
ASML Holding NV	5,699	$8,288,672
ASR Nederland NV	4,199	305,111
BE Semiconductor Industries NV	1,732	388,120
Coca-Cola Europacific Partners PLC	5,893	650,764
DSM-Firmenich AG	3,449	246,327
EXOR NV, NVS	2,849	250,026
ING Groep NV	6,322	182,408
InPost SA(a)	26,142	469,246
NN Group NV	10,959	898,830
Prosus NV	25,953	1,333,995
QIAGEN NV	6,024	299,508
Universal Music Group NV	11,402	256,743
Wolters Kluwer NV	773	62,447
		14,559,355
New Zealand — 0.4%
Auckland International Airport Ltd.	120,881	664,196
Contact Energy Ltd.	25,993	144,897
Fisher & Paykel Healthcare Corp. Ltd., Class C	12,148	296,984
		1,106,077
Norway — 1.4%
DNB Bank ASA	42,896	1,357,848
Gjensidige Forsikring ASA	21,620	610,855
Kongsberg Gruppen ASA	2,999	121,613
Mowi ASA	45,028	1,063,714
Orkla ASA	21,748	297,731
Salmar ASA	14,916	894,582
		4,346,343
Portugal — 0.5%
EDP Renovaveis SA	48,971	773,652
EDP SA	142,086	755,975
		1,529,627
Singapore — 1.5%
CapitaLand Ascendas REIT	532,000	1,130,097
CapitaLand Integrated Commercial Trust	970,910	1,878,409
CapitaLand Investment Ltd./Singapore	15,200	36,732
DBS Group Holdings Ltd.	11,600	522,524
Grab Holdings Ltd., Class A(a)	78,459	331,097
Sea Ltd., ADR(a)	5,907	640,614
Singapore Exchange Ltd.	20,497	294,350
		4,833,823
Spain — 3.3%
Aena SME SA(b)	48,595	1,531,626
Amadeus IT Group SA	7,552	467,106
Banco Bilbao Vizcaya Argentaria SA	54,971	1,273,216
Banco Santander SA	205,181	2,587,756
CaixaBank SA	48,008	591,712
Cellnex Telecom SA(b)	2,399	91,176
Ferrovial SE	24,301	1,811,123
Iberdrola SA	48,858	1,153,208
Redeia Corp. SA	54,197	1,007,336
		10,514,259
Sweden — 3.8%
AddTech AB, Class B	2,699	99,766
Assa Abloy AB, Class B	7,532	320,600
Atlas Copco AB, Class A	54,763	1,178,185
Atlas Copco AB, Class B	41,009	768,781
Epiroc AB, Class A	16,113	484,043
Epiroc AB, Class B	9,009	234,233
Evolution AB(b)	213	12,829
Fastighets AB Balder, Class B(a)	6,042	45,401
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
H & M Hennes & Mauritz AB, Class B	10,159	$216,587
Hexagon AB, Class B	60,468	687,898
Holmen AB, Class B	6,340	249,562
Industrivarden AB, Class A	2,152	122,136
Industrivarden AB, Class C	6,638	374,807
Indutrade AB	3,599	93,310
Investor AB, Class B	24,946	1,040,536
Nibe Industrier AB, Class B	40,421	165,163
Nordea Bank Abp	36,750	711,132
Sagax AB, Class B	13,728	290,564
Sandvik AB	20,858	919,237
Skandinaviska Enskilda Banken AB, Class A	34,381	730,981
Spotify Technology SA(a)	1,664	856,860
Svenska Cellulosa AB SCA, Class B	40,856	554,655
Svenska Handelsbanken AB, Class A	44,432	710,347
Swedbank AB, Class A	6,909	265,396
Tele2 AB, Class B	21,448	452,642
Telefonaktiebolaget LM Ericsson, Class B	36,615	423,269
Trelleborg AB, Class B	4,219	184,937
		12,193,857
Switzerland — 10.3%
ABB Ltd., Registered	41,396	3,855,466
Alcon AG	7,384	640,107
Banque Cantonale Vaudoise, Registered	2,441	373,438
Belimo Holding AG, Registered	299	298,007
BKW AG	4,552	894,463
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9	148,587
Chocoladefabriken Lindt & Spruengli AG, Registered	4	658,899
EMS-Chemie Holding AG, Registered	159	131,910
Galderma Group AG	2,473	466,680
Geberit AG, Registered	1,373	1,154,496
Givaudan SA, Registered	228	915,737
Julius Baer Group Ltd.	4,552	387,056
Logitech International SA, Registered	2,609	239,358
Lonza Group AG, Registered	977	679,545
Novartis AG, Registered	30,644	5,152,536
Partners Group Holding AG	449	498,952
Roche Holding AG, Bearer	449	222,551
Roche Holding AG, NVS	9,916	4,719,038
Sandoz Group AG	7,384	650,473
Schindler Holding AG, Participation Certificates, NVS	1,672	636,583
Schindler Holding AG, Registered	828	301,845
SGS SA	899	113,567
Sika AG, Registered	2,013	415,791
Sonova Holding AG, Registered	960	250,277
Straumann Holding AG	2,699	323,139
Swiss Life Holding AG, Registered	599	685,949
Swiss Prime Site AG, Registered	9,149	1,745,810
Swiss Re AG	5,249	924,030
Swisscom AG, Registered	749	702,562
UBS Group AG, Registered	45,477	1,889,562
VAT Group AG(b)	1,425	1,005,031
Zurich Insurance Group AG	2,467	1,860,919
		32,942,364
United Kingdom — 10.5%
3i Group PLC	26,322	1,175,959
Admiral Group PLC	4,649	185,725
Antofagasta PLC	36,296	2,085,305
Ashtead Group PLC	15,665	1,122,034
AstraZeneca PLC	22,067	4,643,619
Security	Shares	Value
United Kingdom (continued)
Auto Trader Group PLC(b)	11,402	$75,526
Aviva PLC	116,410	1,072,768
Barclays PLC	286,780	1,740,673
Barratt Redrow PLC	36,457	178,488
Bunzl PLC	10,719	316,273
Coca-Cola HBC AG, Class DI(a)	2,616	169,808
Compass Group PLC	9,172	280,879
Diageo PLC	42,645	956,380
Experian PLC	11,558	435,034
GSK PLC	67,393	2,002,468
Haleon PLC	156,621	859,683
Halma PLC	13,805	776,802
HSBC Holdings PLC	236,087	4,412,705
Informa PLC	42,053	474,958
InterContinental Hotels Group PLC	2,699	370,897
Intertek Group PLC	449	28,610
Land Securities Group PLC	61,499	534,287
Legal & General Group PLC	192,133	701,815
Lloyds Banking Group PLC	1,013,720	1,384,758
London Stock Exchange Group PLC	4,258	507,313
NatWest Group PLC, NVS	83,715	695,037
Next PLC	4,199	765,224
Pearson PLC	12,000	154,432
Prudential PLC	19,385	296,910
Reckitt Benckiser Group PLC	5,475	482,342
RELX PLC	23,397	817,336
Rentokil Initial PLC	55,245	341,322
Schroders PLC	21,173	166,725
Segro PLC	97,080	1,098,981
Severn Trent PLC	19,948	880,492
Smith & Nephew PLC	16,091	297,040
Smiths Group PLC	6,489	239,901
Spirax Group PLC	4,199	447,433
United Utilities Group PLC	16,048	300,810
Wise PLC, Class A(a)	5,746	66,578
		33,543,330
Total Common Stocks — 99.3% (Cost: $257,475,102)		316,297,289
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	6,149	299,774
Henkel AG & Co. KGaA, Preference Shares, NVS	2,714	266,212
Sartorius AG, Preference Shares, NVS	599	169,548
		735,534
Total Preferred Stocks — 0.2% (Cost: $729,861)		735,534
Total Long-Term Investments — 99.5% (Cost: $258,204,963)		317,032,823
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	829,177	829,591

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	30,000	$30,000
Total Short-Term Securities — 0.3% (Cost: $859,583)		859,591
Total Investments — 99.8% (Cost: $259,064,546)		317,892,414
Other Assets Less Liabilities — 0.2%		614,887
Net Assets — 100.0%		$318,507,301

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,012,775	$—	$(183,140)(a)	$(44)	$—	$829,591	829,177	$1,465 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000 (a)	—	—	—	30,000	30,000	3,145	—
				$(44)	$—	$859,591		$4,610	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
STOXX Euro 600	29	03/20/26	$1,087	$19,595
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Redeia Corp. SA	JPMorgan Chase Bank N.A.	$283,155	02/11/27	0.28%	1D ESTR	Monthly	$11,424
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Singapore Exchange Ltd.	HSBC Bank PLC	$41,540	02/10/28	0.55%	SORA	Monthly	$149
Total long positions of equity swaps							11,573
Net dividends and financing fees							1,998
Total equity swap contracts including dividends and financing fees							$13,571

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$13,571	$—
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$19,595	$—	$—	$—	$19,595
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$13,571	$—	$—	$—	$13,571
	$—	$—	$33,166	$—	$—	$—	$33,166

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$129,006	$—	$—	$—	$129,006
Swaps	—	—	(60,371)	—	—	—	(60,371)
	$—	$—	$68,635	$—	$—	$—	$68,635
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$22,672	$—	$—	$—	$22,672
Swaps	—	—	(11,538)	—	—	—	(11,538)
	$—	$—	$11,134	$—	$—	$—	$11,134
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,313,511
Equity swaps:
Average notional value — long	$610,562

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,638	$—
Swaps - OTC(a)	13,571	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	16,209	—
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(2,638)	—
Total derivative assets and liabilities subject to an MNA	$13,571	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
HSBC Bank PLC	$149	$—	$—	$—	$149
JPMorgan Chase Bank N.A.	11,424	—	—	—	11,424
	$11,573	$—	$—	$—	$11,573

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$48,492,792	$267,804,497	$—	$316,297,289
Preferred Stocks	—	735,534	—	735,534
Short-Term Securities
Money Market Funds	859,591	—	—	859,591
	$49,352,383	$268,540,031	$—	$317,892,414
Derivative Financial Instruments(a)
Assets
Equity Contracts	$19,595	$13,571	$—	$33,166

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF	iShares MSCI World Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$11,644,046,783	$34,389,753	$169,824,733	$843,326,012
Investments, at value—affiliated(c)	2,687,683	437,900	1,519,834	40,566,840
Cash	6,228	15,786	464,498	101,828
Cash pledged for futures contracts	—	3,000	35,000	196,620
Foreign currency collateral pledged for futures contracts(d)	3,274,558	—	—	—
Foreign currency, at value(e)	20,954,178	41,107	455,782	1,471,567
Receivables:
Investments sold	576,524,033	720,370	15,126,515	25,084,393
Securities lending income—affiliated	1,514	390	142	24,433
Swaps	—	—	—	50,045
Loans	—	—	303,000	—
Capital shares sold	43,733	—	—	—
Dividends—unaffiliated	11,147,091	37,956	85,360	796,859
Dividends—affiliated	10,917	639	316	9,737
Tax reclaims	19,170,992	4,696	523,772	55,953
Variation margin on futures contracts	336,822	—	—	—
Unrealized appreciation on OTC swaps	—	—	—	23,494
Total assets	12,278,204,532	35,651,597	188,338,952	911,707,781
LIABILITIES
Bank borrowings	—	—	303,000	—
Collateral on securities loaned, at value	173,690	214,498	1,520,299	37,144,910
Payables:
Investments purchased	574,331,036	709,814	15,978,480	25,594,359
Swaps	—	—	—	142,852
Deferred foreign capital gain tax	—	193,190	—	3,816
Investment advisory fees	1,760,962	4,227	63,738	96,126
Professional fees	24,791	—	13,405	—
Due to custodian	—	—	303,000	—
Variation margin on futures contracts	—	181	2,525	24,510
Unrealized depreciation on OTC swaps	—	—	—	232,093
Total liabilities	576,290,479	1,121,910	18,184,447	63,238,666
Commitments and contingent liabilities
NET ASSETS	$11,701,914,053	$34,529,687	$170,154,505	$848,469,115
NET ASSETS CONSIST OF
Paid-in capital	$8,145,374,679	$25,538,589	$265,174,438	$665,338,260
Accumulated earnings (loss)	3,556,539,374	8,991,098	(95,019,933)	183,130,855
NET ASSETS	$11,701,914,053	$34,529,687	$170,154,505	$848,469,115
NET ASSET VALUE
Shares outstanding	112,000,000	550,000	1,950,000	25,400,000
Net asset value	$104.48	$62.78	$87.26	$33.40
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2026
	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF	iShares MSCI World Small-Cap ETF
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$7,610,626,819	$23,197,117	$152,735,737	$684,712,498
(b) Securities loaned, at value	$167,277	$198,046	$1,469,348	$35,218,454
(c) Investments, at cost—affiliated	$2,687,683	$437,890	$1,519,834	$40,564,241
(d) Foreign currency collateral pledged, at cost	$3,272,701	$—	$—	$—
(e) Foreign currency, at cost	$21,005,637	$40,797	$455,383	$1,470,706
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2026

iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$317,032,823
Investments, at value—affiliated(c)	859,591
Cash pledged for futures contracts	112,000
Foreign currency, at value(d)	1,560,271
Receivables:
Investments sold	522,631
Securities lending income—affiliated	180
Swaps	7,352
Capital shares sold	177,058
Dividends—unaffiliated	336,598
Dividends—affiliated	257
Tax reclaims	105,542
Variation margin on futures contracts	2,638
Unrealized appreciation on OTC swaps	13,571
Total assets	320,730,512
LIABILITIES
Bank overdraft	14,364
Collateral on securities loaned, at value	829,643
Payables:
Investments purchased	1,343,398
Swaps	5,854
Investment advisory fees	28,367
Professional fees	1,585
Total liabilities	2,223,211
Commitments and contingent liabilities
NET ASSETS	$318,507,301
NET ASSETS CONSIST OF
Paid-in capital	$260,765,444
Accumulated earnings	57,741,857
NET ASSETS	$318,507,301
NET ASSET VALUE
Shares outstanding	4,560,000
Net asset value	$69.85
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$258,204,963
(b) Securities loaned, at value	$791,286
(c) Investments, at cost—affiliated	$859,583
(d) Foreign currency, at cost	$1,558,964
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF	iShares MSCI World Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$85,701,481	$266,675	$1,051,021	$6,490,659
Dividends—affiliated	62,829	3,975	2,311	64,430
Interest—unaffiliated	46,352	180	891	54,324
Securities lending income—affiliated—net	77,911	2,168	7,409	189,539
Other income—unaffiliated	4,996	—	4,110	—
Foreign taxes withheld	(5,735,575)	(28,206)	(49,796)	(281,855)
Foreign withholding tax claims	167,102	—	40,465	—
Total investment income	80,325,096	244,792	1,056,411	6,517,097
EXPENSES
Investment advisory	10,612,769	26,054	411,471	1,158,961
Professional	29,196	—	9,579	—
Commitment costs	—	258	595	—
Interest expense	—	60	615	—
Total expenses	10,641,965	26,372	422,260	1,158,961
Less:
Investment advisory fees waived	—	—	—	(580,992)
Total expenses after fees waived	10,641,965	26,372	422,260	577,969
Net investment income	69,683,131	218,420	634,151	5,939,128
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	209,896,997	501,580	636,170	27,884,035
Investments—affiliated	183	4	750	(328)
Foreign currency transactions	(405,369)	2,311	(15,147)	(42,482)
Futures contracts	7,157,323	(1,374)	101,128	247,867
In-kind redemptions—unaffiliated(b)	115,270,451	—	2,359,736	—
Swaps	—	—	—	32,397
	331,919,585	502,521	3,082,637	28,121,489
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,334,712,169	3,949,943	10,078,320	80,227,774
Investments—affiliated	—	9	(181)	29
Foreign currency translations	236,777	588	16,705	515
Futures contracts	1,243,433	2,209	27,833	11,556
Swaps	—	—	—	(208,604)
	1,336,192,379	3,952,749	10,122,677	80,031,270
Net realized and unrealized gain	1,668,111,964	4,455,270	13,205,314	108,152,759
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,737,795,095	$4,673,690	$13,839,465	$114,091,887
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(1,076)	$(3,115)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$11,773	$17,557	$1,673
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2026

iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,100,870
Dividends—affiliated	3,145
Interest—unaffiliated	2,699
Securities lending income—affiliated—net	1,465
Foreign taxes withheld	(189,485)
Total investment income	1,918,694
EXPENSES
Investment advisory	164,358
Professional	1,602
Total expenses	165,960
Net investment income	1,752,734
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,016,725)
Investments—affiliated	(44)
Foreign currency transactions	11,935
Futures contracts	129,006
In-kind redemptions—unaffiliated(a)	3,536,157
Swaps	(60,371)
2,599,958
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	36,966,457
Foreign currency translations	(3,012)
Futures contracts	22,672
Swaps	(11,538)
36,974,579
Net realized and unrealized gain	39,574,537
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,327,271
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares ESG Aware MSCI EAFE ETF		iShares ESG MSCI EM Leaders ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$69,683,131	$257,782,338	$218,420	$759,455
Net realized gain (loss)	331,919,585	14,409,645	502,521	(1,007,454)
Net change in unrealized appreciation (depreciation)	1,336,192,379	844,075,523	3,952,749	5,833,492
Net increase in net assets resulting from operations	1,737,795,095	1,116,267,506	4,673,690	5,585,493
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(202,260,549)(b)	(283,175,426)	(700,648)(b)	(895,391)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	280,277,952	434,737,201	—	(4,729,355)
NET ASSETS
Total increase (decrease) in net assets	1,815,812,498	1,267,829,281	3,973,042	(39,253)
Beginning of period	9,886,101,555	8,618,272,274	30,556,645	30,595,898
End of period	$11,701,914,053	$9,886,101,555	$34,529,687	$30,556,645

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Sustainable Development Goals ETF		iShares MSCI World Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Period From 04/01/25(a) to 08/31/25 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$634,151	$3,068,640	$5,939,128	$3,765,253
Net realized gain (loss)	3,082,637	(13,956,829)	28,121,489	5,501,318
Net change in unrealized appreciation (depreciation)	10,122,677	9,559,723	80,031,270	78,424,926
Net increase (decrease) in net assets resulting from operations	13,839,465	(1,328,466)	114,091,887	87,691,497
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,661,373)(c)	(3,509,810)	(17,108,950)(c)	(1,543,579)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(12,655,898)	(66,978,334)	12,141,686	653,196,574
NET ASSETS
Total increase (decrease) in net assets	(477,806)	(71,816,610)	109,124,623	739,344,492
Beginning of period	170,632,311	242,448,921	739,344,492	—
End of period	$170,154,505	$170,632,311	$848,469,115	$739,344,492

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,752,734	$2,721,452
Net realized gain (loss)	2,599,958	(176,464)
Net change in unrealized appreciation (depreciation)	36,974,579	17,725,917
Net increase in net assets resulting from operations	41,327,271	20,270,905
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,769,932)(b)	(2,564,556)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	59,612,980	150,742,532
NET ASSETS
Total increase in net assets	96,170,319	168,448,881
Beginning of period	222,336,982	53,888,101
End of period	$318,507,301	$222,336,982

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EAFE ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$90.78	$83.35	$71.75	$62.03	$80.85	$65.21
Net investment income(a)	0.62	2.40 (b)	2.16 (b)	2.04	2.07	1.84
Net realized and unrealized gain (loss)(c)	14.87	7.67	11.82	9.35	(18.37)	15.47
Net increase (decrease) from investment operations	15.49	10.07	13.98	11.39	(16.30)	17.31
Distributions from net investment income(d)	(1.79)(e)	(2.64)	(2.38)	(1.67)	(2.52)	(1.67)
Net asset value, end of period	$104.48	$90.78	$83.35	$71.75	$62.03	$80.85
Total Return(f)
Based on net asset value	17.30%(g)	12.36%(b)	19.80%(b)	18.42%	(20.54)%	26.69%
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.21%	0.20%	0.20%	0.20%
Total expenses excluding professional fees for foreign withholding tax claims	0.20%(i)	0.20%	0.20%	0.20%	0.20%	N/A
Net investment income	1.31%(i)	2.89%(b)	2.85%(b)	2.98%	2.84%	2.45%
Supplemental Data
Net assets, end of period (000)	$11,701,914	$9,886,102	$8,618,272	$7,260,643	$6,376,262	$6,694,669
Portfolio turnover rate(j)	16%	26%	25%	26%	27%	25%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2025 and
August 31, 2024 respectively:
• Net investment income per share by $0.06 and $0.04.
.• Total return by 0.06% and 0.06%.
.• Ratio of net investment income to average net assets by 0.07% and 0.05%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG MSCI EM Leaders ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$55.56	$47.07	$44.19	$46.46	$63.49	$51.84
Net investment income(a)	0.40	1.28	1.15 (b)	1.07	0.96	1.01
Net realized and unrealized gain (loss)(c)	8.09	8.68	3.14	(1.30)	(16.79)	11.67
Net increase (decrease) from investment operations	8.49	9.96	4.29	(0.23)	(15.83)	12.68
Distributions(d)
From net investment income	(1.27)(e)	(1.47)	(1.41)	(0.62)	(0.90)	(1.03)
From net realized gain	—	—	—	(1.42)	(0.30)	—
Total distributions	(1.27)	(1.47)	(1.41)	(2.04)	(1.20)	(1.03)
Net asset value, end of period	$62.78	$55.56	$47.07	$44.19	$46.46	$63.49
Total Return(f)
Based on net asset value	15.55%(g)	21.55%	10.04%(b)	(0.48)%	(25.25)%(h)	24.68%
Ratios to Average Net Assets(i)
Total expenses	0.16%(j)	0.16%	0.18%	0.17%	0.16%	0.16%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.16%	0.17%	N/A	N/A	N/A
Net investment income	1.34%(j)	2.57%	2.62%(b)	2.40%	1.60%	1.66%
Supplemental Data
Net assets, end of period (000)	$34,530	$30,557	$30,596	$53,025	$60,394	$882,529
Portfolio turnover rate(k)	5%	18%	17%	37%	17%	34%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2024:
• Net investment income per share by $0.04.
.• Total return by 0.13%.
.• Ratio of net investment income to average net assets by 0.10%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payments received from an affiliate, which impacted the Fund's total return. Excluding payments, the Fund's total return would have been -26.07%.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Sustainable Development Goals ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$81.25	$80.82	$78.75	$78.45	$100.03	$81.68
Net investment income(a)	0.32 (b)	1.21 (b)	1.34	1.43	1.81	1.12
Net realized and unrealized gain (loss)(c)	6.54	0.64	2.29	0.24	(21.60)	18.09
Net increase (decrease) from investment operations	6.86	1.85	3.63	1.67	(19.79)	19.21
Distributions from net investment income(d)	(0.85)(e)	(1.42)	(1.56)	(1.37)	(1.79)	(0.86)
Net asset value, end of period	$87.26	$81.25	$80.82	$78.75	$78.45	$100.03
Total Return(f)
Based on net asset value	8.48%(b)(g)	2.45%(b)	4.71%	2.08%	(19.93)%	23.60%
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.50%	0.49%	0.49%	0.49%	0.49%
Total expenses excluding professional fees for foreign withholding tax claims	0.49%(i)	0.49%	N/A	0.49%	N/A	N/A
Net investment income	0.76%(b)(i)	1.58%(b)	1.74%	1.82%	2.06%	1.19%
Supplemental Data
Net assets, end of period (000)	$170,155	$170,632	$242,449	$374,082	$415,791	$565,145
Portfolio turnover rate(j)	24%	64%	67%	44%	54%	70%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended
February 28,2026 and year ended August 31, 2025 respectively:
•  Net investment income per share by $0.02 and $0.03.
.•  Total return by 0.02% and 0.04%.
.•  Ratio of net investment income to average net assets by 0.04% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI World Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Period From 04/01/25(a) to 08/31/25
Net asset value, beginning of period	$29.57	$25.07
Net investment income(b)	0.24	0.23
Net realized and unrealized gain(c)	4.27	4.35
Net increase from investment operations	4.51	4.58
Distributions
From net investment income(d)	(0.41)(e)	(0.08)
From net realized gain	(0.27)	—
Total distributions	(0.68)	(0.08)
Net asset value, end of period	$33.40	$29.57
Total Return(f)
Based on net asset value	15.50%(g)	18.33%(g)
Ratios to Average Net Assets(h)
Total expenses	0.30%(i)	0.30%(i)
Total expenses after fees waived	0.15%(i)	0.15%(i)
Net investment income	1.54%(i)	2.00%(i)
Supplemental Data
Net assets, end of period (000)	$848,469	$739,344
Portfolio turnover rate(j)	10%	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Period From 01/17/24(a) to 08/31/24
Net asset value, beginning of period	$61.25	$56.13	$49.02
Net investment income(b)	0.41	1.48	1.11
Net realized and unrealized gain(c)	9.26	5.10	6.71
Net increase from investment operations	9.67	6.58	7.82
Distributions from net investment income(d)	(1.07)(e)	(1.46)	(0.71)
Net asset value, end of period	$69.85	$61.25	$56.13
Total Return(f)
Based on net asset value	15.95%(g)	12.01%	16.06%(g)
Ratios to Average Net Assets(h)
Total expenses	0.12%(i)	0.12%	0.12%(i)
Net investment income	1.28%(i)	2.59%	3.39%(i)
Supplemental Data
Net assets, end of period (000)	$318,507	$222,337	$53,888
Portfolio turnover rate(j)	8%	18%	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Aware MSCI EAFE	Diversified
ESG MSCI EM Leaders	Diversified
MSCI Global Sustainable Development Goals	Diversified
MSCI World Small-Cap	Diversified
Paris-Aligned Climate Optimized MSCI World ex USA	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares ESG MSCI EM Leaders ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware MSCI EAFE
Morgan Stanley	$167,277	$(167,277)	$—	$—
ESG MSCI EM Leaders
BofA Securities, Inc.	$81,656	$(81,656)	$—	$—
J.P. Morgan Securities LLC	18,985	(18,985)	—	—
Morgan Stanley	5,994	(5,994)	—	—
State Street Bank & Trust Co.	70,880	(70,880)	—	—
UBS AG	20,531	(20,531)	—	—
	$198,046	$(198,046)	$—	$—
MSCI Global Sustainable Development Goals
Citigroup Global Markets, Inc.	$1,469,348	$(1,469,348)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI World Small-Cap
BMO Capital Markets	$41	$(41)	$—	$—
BNP Paribas SA	3,687,737	(3,687,737)	—	—
BofA Securities, Inc.	5,907,117	(5,907,117)	—	—
Goldman Sachs & Co. LLC	8,471,676	(8,471,676)	—	—
HSBC Bank PLC	2,393,727	(2,393,727)	—	—
J.P. Morgan Securities LLC	6,644,538	(6,644,538)	—	—
Jefferies LLC	1,023,428	(1,023,428)	—	—
National Financial Services LLC	4,289,328	(4,289,328)	—	—
State Street Bank & Trust Co.	537,611	(537,611)	—	—
TD Securities (USA) LLC	736	(736)	—	—
Wells Fargo Bank N.A.	1,212,826	(1,212,826)	—	—
Wells Fargo Securities LLC	1,049,689	(1,049,689)	—	—
	$35,218,454	$(35,218,454)	$—	$—
Paris-Aligned Climate Optimized MSCI World ex USA
Citigroup Global Markets, Inc.	$791,286	$(791,286)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares MSCI World Small-Cap ETF and iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Aware MSCI EAFE	0.20%
ESG MSCI EM Leaders	0.16
MSCI Global Sustainable Development Goals	0.49
MSCI World Small-Cap	0.30
Paris-Aligned Climate Optimized MSCI World ex USA	0.12
Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any).  For the iShares MSCI World Small-Cap ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.15%. This voluntary waiver may be terminated by BFA at any time without notice.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI World Small-Cap	$580,992
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Aware MSCI EAFE	$19,591
ESG MSCI EM Leaders	510
MSCI Global Sustainable Development Goals	2,404
MSCI World Small-Cap	39,254
Paris-Aligned Climate Optimized MSCI World ex USA	506
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Aware MSCI EAFE	$625,710,034	$432,137,156	$47,716,865
ESG MSCI EM Leaders	569,136	187,478	(3,807)
MSCI Global Sustainable Development Goals	14,116,820	14,792,316	483,301
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
ESG Aware MSCI EAFE	$1,795,046,106	$1,735,363,636
ESG MSCI EM Leaders	1,603,934	2,144,859
MSCI Global Sustainable Development Goals	40,676,480	42,992,134
MSCI World Small-Cap	78,137,108	78,030,075
Paris-Aligned Climate Optimized MSCI World ex USA	27,519,252	21,198,716
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware MSCI EAFE	$348,977,430	$241,973,657
MSCI Global Sustainable Development Goals	—	10,798,825
Paris-Aligned Climate Optimized MSCI World ex USA	61,943,365	10,989,183
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
ESG Aware MSCI EAFE	$(668,932,808)
ESG MSCI EM Leaders	(1,976,771)
MSCI Global Sustainable Development Goals	(112,726,295)
Paris-Aligned Climate Optimized MSCI World ex USA	(1,249,027)

(a)	Amounts available to offset future realized capital gains.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware MSCI EAFE	$7,706,330,941	$4,186,530,698	$(243,795,676)	$3,942,735,022
ESG MSCI EM Leaders	24,217,621	12,298,600	(1,686,359)	10,612,241
MSCI Global Sustainable Development Goals	156,531,045	25,797,035	(10,950,909)	14,846,126
MSCI World Small-Cap	728,538,700	199,723,091	(44,528,096)	155,194,995
Paris-Aligned Climate Optimized MSCI World ex USA	260,507,212	67,789,684	(10,371,316)	57,418,368
9. LINE OF CREDIT
The iShares ESG MSCI EM Leaders ETF, iShares and MSCI Global Sustainable Development Goals ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended February 28, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG MSCI EM Leaders	$215,000	$2,376	5.05%
MSCI Global Sustainable Development Goals	850,000	12,740	4.93
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware MSCI EAFE
Shares sold	5,600,000	$525,445,640	6,800,000	$542,912,698
Shares redeemed	(2,500,000)	(245,167,688)	(1,300,000)	(108,175,497)
	3,100,000	$280,277,952	5,500,000	$434,737,201
ESG MSCI EM Leaders
Shares sold	—	$—	—	$24,020
Shares redeemed	—	—	(100,000)	(4,753,375)
	—	$—	(100,000)	$(4,729,355)
MSCI Global Sustainable Development Goals
Shares sold	—	$11,512	—	$23,082
Shares redeemed	(150,000)	(12,667,410)	(900,000)	(67,001,416)
	(150,000)	$(12,655,898)	(900,000)	$(66,978,334)
MSCI World Small-Cap(a)
Shares sold	400,000	$12,141,686	25,000,000	$653,196,574
Paris-Aligned Climate Optimized MSCI World ex USA
Shares sold	1,110,000	$71,582,500	2,730,000	$154,013,559
Shares redeemed	(180,000)	(11,969,520)	(60,000)	(3,271,027)
	930,000	$59,612,980	2,670,000	$150,742,532

(a)	The Fund commenced operations on April 1, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of February 28, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares ESG Aware MSCI EAFE ETF and iShares MSCI Global Sustainable Development Goals ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor's
SORA	SGD - Overnight Rate Average
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI India ETF | INDA | Cboe BZX Exchange
• iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Bharat Electronics Ltd.	22,280,959	$109,097,547
Hindustan Aeronautics Ltd.	1,221,962	52,560,770
		161,658,317
Automobile Components — 1.5%
Balkrishna Industries Ltd.	475,709	12,483,211
Bharat Forge Ltd.	1,463,203	30,804,866
Bosch Ltd.	45,177	18,094,642
MRF Ltd.	14,295	22,166,666
Samvardhana Motherson International Ltd.	25,781,534	37,837,451
Tube Investments of India Ltd.	650,040	19,667,743
		141,054,579
Automobiles — 6.9%
Bajaj Auto Ltd.	409,368	44,912,581
Eicher Motors Ltd.	835,317	73,606,306
Hero MotoCorp Ltd.	734,777	46,169,202
Hyundai Motor India Ltd.	994,720	23,676,143
Mahindra & Mahindra Ltd.	5,680,332	212,310,437
Maruti Suzuki India Ltd.	765,954	125,213,870
Tata Motors Passenger Vehicles Limited	12,335,085	51,951,261
TVS Motor Co. Ltd.	1,446,774	61,619,734
		639,459,534
Banks — 20.2%
AU Small Finance Bank Ltd.(a)	3,368,583	35,469,056
Axis Bank Ltd.	13,995,251	213,172,049
Bank of Baroda	6,317,427	22,380,190
Canara Bank	11,080,861	19,183,322
HDFC Bank Ltd.	69,359,712	677,991,235
ICICI Bank Ltd.	32,118,111	488,410,637
IDFC First Bank Ltd.	21,966,130	17,756,580
IndusInd Bank Ltd.(b)	3,540,114	37,250,688
Kotak Mahindra Bank Ltd.	33,336,545	152,353,599
Punjab National Bank	14,039,973	19,994,376
State Bank of India	11,251,313	148,761,505
Union Bank of India Ltd.	9,298,573	20,698,085
Yes Bank Ltd.(b)	95,812,385	21,840,292
		1,875,261,614
Beverages — 0.7%
United Spirits Ltd.	1,780,869	27,029,295
Varun Beverages Ltd.	8,259,145	41,047,260
		68,076,555
Broadline Retail — 0.2%
Vishal Mega Mart Ltd.(b)	12,881,888	16,742,437
Building Products — 0.3%
Astral Ltd.	739,942	13,579,796
Supreme Industries Ltd.	389,227	17,035,407
		30,615,203
Capital Markets — 0.7%
BSE Ltd.	879,936	26,253,023
HDFC Asset Management Co. Ltd.(a)	1,182,676	35,102,326
		61,355,349
Chemicals — 2.1%
Asian Paints Ltd.	2,336,817	61,150,579
Coromandel International Ltd.	722,964	17,656,144
PI Industries Ltd.	461,894	15,849,820
Pidilite Industries Ltd.	1,868,855	30,676,743
Solar Industries India Ltd.	165,805	24,649,254
SRF Ltd.	908,308	25,627,210
Security	Shares	Value
Chemicals (continued)
UPL Ltd.	3,097,205	$21,728,747
		197,338,497
Construction & Engineering — 2.4%
Larsen & Toubro Ltd.	4,107,300	193,231,379
Rail Vikas Nigam Ltd.	3,174,730	11,048,635
Voltas Ltd.	1,317,591	22,616,001
		226,896,015
Construction Materials — 2.0%
Ambuja Cements Ltd.	3,763,692	20,684,784
Grasim Industries Ltd.	1,657,901	51,051,808
Shree Cement Ltd.	55,205	15,824,210
UltraTech Cement Ltd.	718,604	100,192,778
		187,753,580
Consumer Finance — 4.6%
Bajaj Finance Ltd.	17,054,262	187,036,127
Cholamandalam Investment and Finance Co. Ltd.	2,575,137	49,064,078
L&T Finance Ltd.	5,335,578	16,669,911
Muthoot Finance Ltd.	737,229	27,208,649
SBI Cards & Payment Services Ltd.	1,747,356	14,902,991
Shriram Finance Ltd.	8,617,020	102,453,519
Sundaram Finance Ltd.	408,045	24,750,349
		422,085,624
Consumer Staples Distribution & Retail — 0.5%
Avenue Supermarts Ltd.(a)(b)	993,677	42,140,847
Diversified Telecommunication Services — 0.6%
Indus Towers Ltd.(b)	8,053,181	40,348,226
Tata Communications Ltd.	697,793	12,258,405
		52,606,631
Electric Utilities — 1.6%
Power Grid Corp. of India Ltd.	28,322,901	93,132,120
Tata Power Co. Ltd.(The)	9,754,654	40,555,175
Torrent Power Ltd.	1,079,547	18,629,061
		152,316,356
Electrical Equipment — 2.5%
ABB India Ltd.	323,584	21,615,048
Bharat Heavy Electricals Ltd.	6,380,613	18,592,712
CG Power & Industrial Solutions Ltd.	4,342,699	34,622,336
GE Vernova T&D India Ltd.	779,732	32,998,988
Havells India Ltd.	1,345,323	20,659,796
Hitachi Energy India Ltd.	81,441	22,905,538
Polycab India Ltd.	320,901	30,404,481
Siemens Energy India Ltd., NVS	543,797	17,542,231
Suzlon Energy Ltd.(b)	62,799,854	29,510,336
		228,851,466
Financial Services — 2.5%
Aditya Birla Capital Ltd.(b)	4,782,427	18,116,180
Bajaj Finserv Ltd.	2,335,575	51,219,702
Bajaj Holdings & Investment Ltd.	163,691	19,460,035
Jio Financial Services Ltd.	17,412,360	48,961,410
One 97 Communications Ltd., NVS(b)	2,350,043	28,416,236
Power Finance Corp. Ltd.	9,066,818	41,290,890
REC Ltd.	7,217,003	27,795,509
		235,259,962
Food Products — 1.9%
Britannia Industries Ltd.	661,644	43,654,449
Marico Ltd.	3,177,910	27,555,988
Nestle India Ltd.	4,122,403	58,577,924
Tata Consumer Products Ltd.	3,626,517	45,504,555
		175,292,916
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.3%
GAIL India Ltd.	14,056,446	$26,229,260
Health Care Providers & Services — 1.6%
Apollo Hospitals Enterprise Ltd.	656,796	56,567,677
Fortis Healthcare Ltd.	2,997,378	31,118,998
Max Healthcare Institute Ltd.	4,760,923	57,306,747
		144,993,422
Hotels, Restaurants & Leisure — 1.3%
Eternal Ltd.(b)	14,767,714	39,963,360
Indian Hotels Co. Ltd. (The), Class A	5,215,155	38,296,296
Jubilant Foodworks Ltd.	2,418,228	13,830,354
Swiggy Ltd.(b)	8,448,086	28,082,338
		120,172,348
Household Durables — 0.3%
Dixon Technologies India Ltd.	221,765	25,708,036
Independent Power and Renewable Electricity Producers — 1.8%
Adani Power Ltd.(b)	17,706,554	27,318,185
JSW Energy Ltd.	2,674,559	14,347,530
NHPC Ltd., NVS	18,446,026	15,281,085
NTPC Ltd.	26,576,118	111,705,670
		168,652,470
Industrial Conglomerates — 0.2%
Siemens Ltd.	544,951	20,496,867
Insurance — 2.0%
HDFC Life Insurance Co. Ltd.(a)	5,913,482	46,525,435
ICICI Lombard General Insurance Co. Ltd.(a)	1,483,874	31,055,695
ICICI Prudential Life Insurance Co. Ltd.(a)	2,207,648	15,895,014
PB Fintech Ltd.(b)	2,120,802	34,558,189
SBI Life Insurance Co. Ltd.(a)	2,748,504	61,590,068
		189,624,401
Interactive Media & Services — 0.3%
Info Edge India Ltd.	2,178,324	24,673,791
IT Services — 7.5%
HCL Technologies Ltd.	5,784,701	88,543,547
Infosys Ltd.	19,762,977	283,260,209
LTIMindtree Ltd.(a)	454,142	22,344,618
Mphasis Ltd.	756,986	19,135,753
Persistent Systems Ltd., NVS	673,769	35,161,764
Tata Consultancy Services Ltd.	5,509,037	160,110,791
Tech Mahindra Ltd.	3,290,778	49,245,401
Wipro Ltd.	16,011,876	35,483,644
		693,285,727
Life Sciences Tools & Services — 0.6%
Divi's Laboratories Ltd.	731,228	51,611,632
Machinery — 1.7%
Ashok Leyland Ltd.	17,930,630	41,637,309
Cummins India Ltd.	846,011	45,622,720
Tata Motors Ltd./new, NVS(b)	12,368,501	68,697,089
		155,957,118
Metals & Mining — 4.3%
APL Apollo Tubes Ltd.	1,099,122	27,027,560
Hindalco Industries Ltd.	8,235,748	83,816,447
Jindal Stainless Ltd.	2,018,535	17,256,215
Jindal Steel Ltd.	2,174,515	29,775,694
JSW Steel Ltd.	3,723,541	51,861,878
NMDC Ltd.	18,835,487	16,949,672
Tata Steel Ltd.	45,618,952	106,662,303
Security	Shares	Value
Metals & Mining (continued)
Vedanta Ltd.	8,335,746	$65,929,353
		399,279,122
Oil, Gas & Consumable Fuels — 8.8%
Bharat Petroleum Corp. Ltd.	9,272,787	39,284,587
Coal India Ltd.	11,292,742	53,499,168
Hindustan Petroleum Corp. Ltd.	5,861,083	28,269,873
Indian Oil Corp. Ltd.	17,201,225	35,454,703
Oil & Natural Gas Corp. Ltd.	19,210,364	59,206,244
Oil India Ltd.	2,980,635	15,893,434
Petronet LNG Ltd.	4,596,340	16,342,593
Reliance Industries Ltd.	37,100,491	569,393,729
		817,344,331
Passenger Airlines — 0.7%
InterGlobe Aviation Ltd.(a)	1,153,731	61,387,581
Personal Care Products — 2.2%
Colgate-Palmolive India Ltd.	750,074	18,600,368
Dabur India Ltd.	3,257,082	18,574,711
Godrej Consumer Products Ltd.	2,504,940	33,551,541
Hindustan Unilever Ltd.	5,008,607	128,776,092
		199,502,712
Pharmaceuticals — 3.8%
Alkem Laboratories Ltd.	293,089	18,175,893
Aurobindo Pharma Ltd.	1,601,737	21,554,919
Cipla Ltd./India	3,443,817	51,140,588
Dr Reddy's Laboratories Ltd.	3,313,474	47,017,290
Lupin Ltd.	1,534,241	38,996,120
Mankind Pharma Ltd.	758,869	18,776,227
Sun Pharmaceutical Industries Ltd.	5,845,171	112,058,356
Torrent Pharmaceuticals Ltd.	725,940	34,625,669
Zydus Lifesciences Ltd.	1,229,220	12,509,720
		354,854,782
Real Estate Management & Development — 1.3%
DLF Ltd.	4,522,804	30,051,991
Godrej Properties Ltd.(b)	919,888	17,518,235
Lodha Developers Ltd.(a)	1,835,758	19,977,508
Oberoi Realty Ltd.	779,911	13,071,565
Phoenix Mills Ltd.(The)	1,201,312	21,932,333
Prestige Estates Projects Ltd.	1,052,375	16,123,548
		118,675,180
Semiconductors & Semiconductor Equipment — 0.2%
WAAREE Energies Ltd.	528,835	15,748,865
Software — 0.1%
Oracle Financial Services Software Ltd.	133,854	10,243,620
Specialty Retail — 0.7%
FSN E-Commerce Ventures Ltd.(b)	7,014,082	20,556,343
Trent Ltd.	1,109,746	47,684,112
		68,240,455
Textiles, Apparel & Luxury Goods — 1.4%
Kalyan Jewellers India Ltd.	2,528,140	11,414,519
Page Industries Ltd.	37,463	13,237,003
Titan Co. Ltd.	2,164,971	103,131,484
		127,783,006
Tobacco — 0.7%
ITC Ltd.	18,313,985	63,196,392
Trading Companies & Distributors — 0.2%
Adani Enterprises Ltd.	984,144	23,420,035
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	3,298,580	$55,220,486
GMR Airports Ltd.(b)	16,158,157	17,902,879
		73,123,365
Wireless Telecommunication Services — 3.7%
Bharti Airtel Ltd.	15,632,835	323,674,379
Vodafone Idea Ltd.(b)	165,993,942	19,356,328
		343,030,707
Total Common Stocks — 99.4% (Cost: $7,063,200,606)		9,212,000,707
Preferred Stocks
Automobiles — 0.0%
TVS Motor Co. Ltd., 6.00%	5,980,432	657,362
Total Preferred Stocks — 0.0% (Cost: $682,756)		657,362
Total Long-Term Investments — 99.4% (Cost: $7,063,883,362)		9,212,658,069
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	267,630,000	$267,630,000
Total Short-Term Securities — 2.9% (Cost: $267,630,000)		267,630,000
Total Investments — 102.3% (Cost: $7,331,513,362)		9,480,288,069
Liabilities in Excess of Other Assets — (2.3)%		(213,654,262)
Net Assets — 100.0%		$9,266,633,807

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$256,650,000	$10,980,000 (a)	$—	$—	$—	$267,630,000	267,630,000	$5,648,538	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	786	03/30/26	$39,817	$(773,793)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$773,793	$—	$—	$—	$773,793

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India ETF

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(2,469,685)	$—	$—	$—	$(2,469,685)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(483,627)	$—	$—	$—	$(483,627)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$29,544,498
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$285,025,395	$8,926,975,312	$—	$9,212,000,707
Preferred Stocks	—	657,362	—	657,362
Short-Term Securities
Money Market Funds	267,630,000	—	—	267,630,000
	$552,655,395	$8,927,632,674	$—	$9,480,288,069
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(773,793)	$—	$(773,793)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Data Patterns India Ltd.(a)	49,199	$1,736,544
Garden Reach Shipbuilders & Engineers Ltd.	55,988	1,497,878
Paras Defence & Space Technologies Ltd.	69,006	483,904
Zen Technologies Ltd.	86,641	1,300,249
		5,018,575
Air Freight & Logistics — 0.9%
Blue Dart Express Ltd.	11,329	707,905
Delhivery Ltd.(a)	1,021,749	4,872,008
Transport Corp. of India Ltd.	46,117	508,786
		6,088,699
Automobile Components — 6.7%
Apollo Tyres Ltd.	558,136	2,786,954
Asahi India Glass Ltd.	149,356	1,479,976
ASK Automotive Ltd.	96,075	439,425
Banco Products India Ltd.	82,380	565,090
Belrise Industries Ltd., NVS	435,956	901,480
Ceat Ltd.	39,110	1,518,745
CIE Automotive India Ltd.	258,034	1,339,764
Dynamatic Technologies Ltd.	6,579	725,727
Endurance Technologies Ltd.(b)	68,676	2,013,670
Exide Industries Ltd.	829,991	3,052,987
Gabriel India Ltd.	126,278	1,387,681
JBM Auto Ltd.	94,540	573,904
JK Tyre & Industries Ltd.	214,365	1,182,234
Lumax Auto Technologies Ltd.	59,699	1,153,213
Minda Corp. Ltd.	159,967	978,303
Motherson Sumi Wiring India Ltd.	5,180,441	2,464,666
Pricol Ltd.	142,283	942,754
Sansera Engineering Ltd.(b)	85,063	2,193,330
Sharda Motor Industries Ltd.	40,301	413,291
Shriram Pistons & Rings Ltd.	26,031	892,414
SKF India Ltd.	47,547	909,639
Sona Blw Precision Forgings Ltd.(b)	849,920	5,006,983
Sundram Fasteners Ltd.	204,310	1,963,823
Suprajit Engineering Ltd.	136,709	656,369
TSF Investments Ltd.	174,268	770,104
TVS Holdings Ltd.	9,809	1,629,043
UNO Minda Ltd.	394,385	5,155,375
Varroc Engineering Ltd.(b)	75,441	449,096
ZF Commercial Vehicle Control Systems India Ltd.	14,817	2,471,684
		46,017,724
Automobiles — 0.1%
Ola Electric Mobility Ltd.(a)	2,613,224	724,425
Banks — 4.4%
Bandhan Bank Ltd.(b)	1,541,588	3,086,938
City Union Bank Ltd.	710,137	2,210,471
CSB Bank Ltd.(a)	96,188	420,166
Equitas Small Finance Bank Ltd.(a)(b)	1,088,111	769,890
Federal Bank Ltd.	3,558,454	11,741,592
Jammu & Kashmir Bank Ltd.(The)	755,304	1,008,632
Karnataka Bank Ltd.(The)	364,606	813,746
Karur Vysya Bank Ltd.(The)	924,744	3,317,680
RBL Bank Ltd.(b)	885,913	3,118,233
South Indian Bank Ltd.(The)	2,491,217	1,127,808
Tamilnad Mercantile Bank Ltd.	152,097	1,119,169
Ujjivan Small Finance Bank Ltd.(a)(b)	1,841,489	1,175,217
		29,909,542
Beverages — 0.9%
Allied Blenders & Distillers Ltd.	107,067	560,725
Security	Shares	Value
Beverages (continued)
Radico Khaitan Ltd.	143,816	$4,188,351
Tilaknagar Industries Ltd.	210,257	1,050,212
		5,799,288
Biotechnology — 0.7%
Biocon Ltd.	1,178,191	5,059,401
Broadline Retail — 0.1%
V-Mart Retail Ltd.(a)	77,864	475,413
Building Products — 1.3%
Blue Star Ltd.	261,007	5,562,877
Cera Sanitaryware Ltd.	11,150	599,605
Electrosteel Castings Ltd.	587,884	447,185
Greenlam Industries Ltd.	123,932	326,293
Kajaria Ceramics Ltd.	155,523	1,637,373
		8,573,333
Capital Markets — 6.6%
360 ONE WAM Ltd.	434,756	5,280,893
Aditya Birla Sun Life Asset Management Co. Ltd.	140,990	1,386,867
Anand Rathi Wealth Ltd.	79,445	2,686,421
Angel One Ltd.	873,370	2,243,441
Authum Investment & Infrastucture Ltd.	331,694	1,758,553
Central Depository Services India Ltd.	199,999	2,801,864
Choice International Ltd.(a)	122,442	992,836
CRISIL Ltd.	35,704	1,718,072
Edelweiss Financial Services Ltd.	1,109,095	1,395,723
ICRA Ltd.	8,591	522,299
IIFL Capital Services Ltd.	245,067	778,909
Indian Energy Exchange Ltd.(b)	856,734	1,184,553
JM Financial Ltd.	750,780	1,054,963
Kfin Technologies Ltd.	202,077	2,128,745
Maharashtra Scooters Ltd.	5,315	775,329
Motilal Oswal Financial Services Ltd.	293,490	2,342,752
Multi Commodity Exchange of India Ltd.	244,009	6,565,721
National Securities Depository Ltd., NVS	97,646	984,013
Nippon Life India Asset Management Ltd.(b)	311,047	3,186,127
Nuvama Wealth Management Ltd.	142,021	1,944,927
Prudent Corporate Advisory Services Ltd.	36,691	947,722
Tata Investment Corp. Ltd.	247,021	1,788,165
UTI Asset Management Co. Ltd.	88,483	961,955
		45,430,850
Chemicals — 6.8%
Aarti Industries Ltd.	354,058	1,742,257
Akzo Nobel India Ltd.	35,575	1,149,170
Alkyl Amines Chemicals	30,785	503,223
Archean Chemical Industries Ltd.	107,916	684,432
Atul Ltd.	25,874	1,897,415
BASF India Ltd.	21,248	807,037
Bayer Crop.Science Ltd./India	26,219	1,346,313
Carborundum Universal Ltd.	223,158	2,023,640
Castrol India Ltd.	772,671	1,588,058
Chambal Fertilisers and Chemicals Ltd.	312,977	1,590,186
Clean Science & Technology Ltd.	91,567	740,788
DCM Shriram Ltd.	45,760	521,700
Deepak Fertilisers & Petrochemicals Corp. Ltd.	123,707	1,355,980
Deepak Nitrite Ltd.	106,546	1,850,552
EID Parry India Ltd.(a)	173,870	1,655,672
Fine Organic Industries Ltd.	15,013	777,403
Finolex Industries Ltd.	482,377	982,709
Galaxy Surfactants Ltd.	21,024	454,739
Garware Hi-Tech Films Ltd.	15,801	737,628
GHCL Ltd.	119,861	630,994
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Gujarat Fluorochemicals Ltd.	64,358	$2,468,834
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	156,931	787,100
Gujarat State Fertilizers & Chemicals Ltd.	430,778	801,676
Gulf Oil Lubricants India Ltd.	34,452	418,577
Himadri Speciality Chemical Ltd.	344,833	1,841,519
India Glycols Ltd.	41,672	440,992
Indigo Paints Ltd.	46,404	478,538
Jubilant Ingrevia Ltd.	156,257	1,006,968
Kansai Nerolac Paints Ltd.	393,272	879,733
Navin Fluorine International Ltd.	65,046	4,480,353
Paradeep Phosphates Ltd.(b)	915,101	1,225,663
PCBL CHEMICAL Ltd.	307,360	1,047,127
Privi Specility Chemical Ltd.	19,487	652,400
Rallis India Ltd.	167,368	509,691
Rashtriya Chemicals & Fertilizers Ltd.	278,065	388,274
Sudarshan Chemical Industries Ltd.	85,184	822,198
Sumitomo Chemical India Ltd.	241,182	1,064,485
Supreme Petrochem Ltd.	128,639	1,013,544
Tata Chemicals Ltd.	273,635	2,160,451
Vinati Organics Ltd.	50,603	821,747
		46,349,766
Commercial Services & Supplies — 0.4%
CMS Info Systems Ltd.	300,429	1,002,572
Doms Industries Ltd.	35,943	921,471
ION Exchange India Ltd.	159,638	639,920
		2,563,963
Communications Equipment — 0.3%
Astra Microwave Products Ltd.	89,484	952,852
Tejas Networks Ltd.(b)	154,936	742,269
		1,695,121
Construction & Engineering — 3.1%
Afcons Infrastructure Ltd.	323,214	1,038,385
Ahluwalia Contracts India Ltd.	58,131	495,049
Cemindia Projects Ltd.	99,483	630,718
Engineers India Ltd.	543,251	1,325,152
G R Infraprojects Ltd.	47,034	493,732
GMR Power and Urban Infra Ltd.(a)	356,122	472,334
Hindustan Construction Co. Ltd.(a)	3,805,019	728,991
Inox Green Energy Services Ltd.(a)	213,391	397,242
IRB Infrastructure Developers Ltd.	3,544,176	1,626,547
IRCON International Ltd.(b)	648,580	1,026,516
Kalpataru Projects International Ltd.	233,454	3,184,904
KEC International Ltd.	259,934	1,670,721
NBCC India Ltd.	1,845,509	1,881,120
NCC Ltd./India	799,582	1,344,702
PNC Infratech Ltd.	219,776	499,722
Power Mech Projects Ltd.	28,092	643,871
Praj Industries Ltd.	229,590	803,228
Sterling and Wilson Renewable(a)	233,042	507,042
Techno Electric & Engineering Co. Ltd.	102,372	1,323,479
Transrail Lighting Ltd.	65,400	406,943
Waaree Renewable Technologies Ltd.	52,108	488,626
Welspun Enterprises Ltd.	80,654	430,805
		21,419,829
Construction Materials — 2.0%
ACC Ltd.	128,356	2,248,556
Birla Corp. Ltd.	53,460	587,728
India Cements Ltd. (The)(a)	92,793	413,407
JK Cement Ltd.	67,890	4,225,344
JK Lakshmi Cement Ltd.	121,590	954,330
JSW Cement Ltd.(a)(b)	532,508	732,049
Security	Shares	Value
Construction Materials (continued)
Nuvoco Vistas Corp. Ltd.(a)	209,411	$755,286
Prism Johnson Ltd.(a)	249,969	345,453
Ramco Cements Ltd.(The)	207,657	2,578,288
Rhi Magnesita India Ltd.	118,366	566,097
Star Cement Ltd.	193,095	455,603
		13,862,141
Consumer Finance — 2.7%
Capri Global Capital Ltd.	464,043	815,297
Cholamandalam Financial Holdings Ltd.	183,357	3,296,872
CreditAccess Grameen Ltd.(a)	109,434	1,524,067
Five-Star Business Finance Ltd.	373,880	1,716,369
Mahindra & Mahindra Financial Services Ltd.	1,085,801	4,471,682
Manappuram Finance Ltd.	991,811	3,087,954
MAS Financial Services Ltd.(b)	126,212	450,577
Poonawalla Fincorp Ltd.(a)	476,100	2,382,293
SBFC Finance Ltd.(a)	743,404	761,679
		18,506,790
Consumer Staples Distribution & Retail — 0.2%
Medplus Health Services Ltd.(a)	139,842	1,304,006
Containers & Packaging — 0.2%
EPL Ltd.	286,098	684,292
Time Technoplast Ltd.	397,349	802,554
		1,486,846
Diversified Consumer Services — 0.1%
NIIT Learning Systems Ltd.	158,673	588,760
Diversified Telecommunication Services — 0.4%
HFCL Ltd.	1,793,486	1,352,209
Railtel Corp. of India Ltd.	191,049	659,794
Tata Teleservices Maharashtra Ltd.(a)	957,210	437,990
		2,449,993
Electric Utilities — 0.4%
CESC Ltd.	1,037,487	1,804,837
SJVN Ltd.	1,538,352	1,236,032
		3,040,869
Electrical Equipment — 3.7%
Amara Raja Energy & Mobility Ltd.	214,460	1,993,103
Elecon Engineering Co. Ltd.	150,325	688,570
Finolex Cables Ltd.	135,432	1,359,999
Graphite India Ltd.	134,636	1,063,457
HBL Engineering Ltd.	216,691	1,632,941
HEG Ltd.	149,093	946,773
Inox Wind Ltd.(a)	1,520,710	1,543,565
KEI Industries Ltd.	121,355	6,783,615
RR Kabel Ltd.	65,207	1,122,025
Schneider Electric Infrastructure Ltd.(a)	94,078	938,288
TD Power Systems Ltd.	228,773	2,274,221
Transformers & Rectifiers India Ltd.	204,429	698,850
Triveni Turbine Ltd.	279,882	1,504,724
V-Guard Industries Ltd.	381,840	1,317,293
Voltamp Transformers Ltd.	13,850	1,388,119
		25,255,543
Electronic Equipment, Instruments & Components — 1.8%
Avalon Technologies Ltd.(a)(b)	58,465	656,777
Genus Power Infrastructures Ltd.	177,315	512,404
Honeywell Automation India Ltd.	4,345	1,479,162
Kaynes Technology India Ltd.(a)	58,911	2,498,604
PG Electroplast Ltd.	306,462	2,117,149
Redington Ltd.	1,145,057	3,535,395
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Syrma SGS Technology Ltd.	150,665	$1,365,237
		12,164,728
Entertainment — 0.5%
Nazara Technologies Ltd.(a)	291,158	848,263
PVR Inox Ltd.(a)	143,832	1,617,549
Saregama India Ltd.	148,916	545,077
Tips Music Ltd.	87,846	519,595
		3,530,484
Financial Services — 3.8%
Aadhar Housing Finance Ltd.(a)	211,819	1,068,535
Aavas Financiers Ltd.(a)	77,776	1,100,273
Aptus Value Housing Finance India Ltd.	733,404	1,969,419
AvenuesAI Ltd.(a)	3,055,674	559,119
Can Fin Homes Ltd.	156,033	1,449,037
Home First Finance Co. India Ltd.(b)	142,068	1,693,600
IFCI Ltd.(a)	1,292,948	854,450
IIFL Finance Ltd.	456,740	2,495,403
India Shelter Finance Corp. Ltd.	74,531	601,445
JSW Holdings Ltd./India(a)	6,555	1,200,080
LIC Housing Finance Ltd.	590,826	3,496,927
Piramal Finance Ltd., NVS(a)	199,208	3,816,132
PNB Housing Finance Ltd.(b)	381,564	3,464,305
Sammaan Capital Ltd.(a)	1,132,418	1,868,657
		25,637,382
Food Products — 2.0%
Avanti Feeds Ltd.	79,823	1,132,852
AWL Agri Business Ltd.(a)	761,828	1,585,325
Balrampur Chini Mills Ltd.	236,044	1,222,700
Bikaji Foods International Ltd.	122,430	859,854
Bombay Burmah Trading Co.	34,587	644,661
CCL Products India Ltd.	143,423	1,603,206
Dodla Dairy Ltd.	47,748	613,754
Godrej Agrovet Ltd.(b)	93,698	660,220
Hindustan Foods Ltd.(a)	68,269	365,818
Kaveri Seed Co. Ltd.	4,571	38,883
KRBL Ltd.	111,340	416,344
Kwality Wall's India Ltd., NVS(a)	1,580,037	453,641
LT Foods Ltd.	272,150	1,206,696
Manorama Industries Ltd.	35,601	559,430
Mrs Bectors Food Specialities Ltd.	294,480	675,839
Shree Renuka Sugars Ltd.(a)	1,251,709	334,801
Triveni Engineering & Industries Ltd.	148,699	645,726
Zydus Wellness Ltd.	186,109	788,120
		13,807,870
Gas Utilities — 0.9%
Gujarat Gas Ltd.	268,895	1,204,136
Gujarat State Petronet Ltd.	550,930	1,845,492
Indraprastha Gas Ltd.	1,093,636	2,056,481
Mahanagar Gas Ltd.	95,380	1,280,089
		6,386,198
Ground Transportation — 0.4%
Container Corp. of India Ltd.	520,583	2,839,091
Health Care Equipment & Supplies — 0.1%
Poly Medicure Ltd.	69,878	966,157
Health Care Providers & Services — 3.1%
Aster DM Healthcare Ltd.(b)	455,332	3,280,699
Dr Agarwal's Health Care Ltd.(a)	156,557	777,310
Dr Lal PathLabs Ltd.(b)	147,246	2,272,960
Entero Healthcare Solutions Ltd.(a)	34,392	390,130
Security	Shares	Value
Health Care Providers & Services (continued)
Global Health Ltd./India	157,478	$1,971,539
HealthCare Global Enterprises Ltd.(a)	81,237	514,025
Jupiter Life Line Hospitals Ltd.	43,920	609,151
Kovai Medical Center and Hospital Ltd.	8,205	476,853
Krishna Institute of Medical Sciences Ltd.(a)(b)	468,864	3,848,040
Metropolis Healthcare Ltd.(b)	50,413	1,059,077
Narayana Hrudayalaya Ltd.	139,054	2,797,705
Rainbow Children's Medicare Ltd.	99,168	1,299,475
Thyrocare Technologies Ltd.(b)	124,332	539,762
Vijaya Diagnostic Centre Ltd.	100,443	1,112,368
Yatharth Hospital & Trauma Care Services Ltd.(a)	66,574	520,252
		21,469,346
Health Care Technology — 0.2%
Inventurus Knowledge Solutions Ltd.(a)	83,915	1,272,034
Hotels, Restaurants & Leisure — 1.8%
Chalet Hotels Ltd.	149,523	1,328,678
Devyani International Ltd.(a)	846,609	1,187,611
EIH Ltd.	428,587	1,477,057
ITC Hotels Ltd.(a)	1,220,294	2,365,028
Le Travenues Technology Ltd.(a)	383,154	718,754
Leela Palaces Hotels & Resorts Ltd.(a)	160,970	802,495
Lemon Tree Hotels Ltd.(a)(b)	931,408	1,165,571
Mahindra Holidays & Resorts India Ltd.(a)	121,491	379,938
Sapphire Foods India Ltd.(a)	473,731	1,065,588
Tbo Tek Ltd.(a)	74,863	1,010,116
Thomas Cook India Ltd.	316,725	359,039
Westlife Foodworld Ltd.	119,067	647,645
		12,507,520
Household Durables — 1.6%
Amber Enterprises India Ltd.(a)	41,213	3,615,327
Bajaj Electricals Ltd.	77,845	312,706
Cello World Ltd.	86,216	394,709
Crompton Greaves Consumer Electricals Ltd.	1,257,514	3,570,076
Eureka Forbes Ltd.(a)	134,580	703,918
Sheela Foam Ltd.(a)	73,390	442,548
TTK Prestige Ltd.	78,315	450,521
Whirlpool of India Ltd.	149,257	1,515,290
		11,005,095
Household Products — 0.1%
Jyothy Labs Ltd.	288,741	806,660
Independent Power and Renewable Electricity Producers — 1.0%
Acme Solar Holdings Ltd.	232,129	602,888
Jaiprakash Power Ventures Ltd.(a)	6,737,380	1,129,596
KPI Green Energy Ltd.(b)	172,794	734,800
NLC India Ltd.	676,998	1,937,975
PTC India Ltd.	437,073	800,248
RattanIndia Power Ltd.(a)	5,385,834	492,344
Reliance Power Ltd.(a)	5,254,222	1,388,857
		7,086,708
Industrial Conglomerates — 1.2%
3M India Ltd.	5,500	2,268,298
Apar Industries Ltd.	35,300	4,344,548
Nava Ltd.	248,846	1,629,574
		8,242,420
Insurance — 2.4%
Canara HSBC Life Insurance Co. Ltd., NVS	371,055	583,523
Go Digit General Insurance Ltd.(a)	541,518	1,999,938
Max Financial Services Ltd.(a)	539,185	10,747,399
Religare Enterprises Ltd.(a)	198,344	461,943
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Star Health & Allied Insurance Co. Ltd.(a)	459,638	$2,351,839
		16,144,642
IT Services — 2.5%
Black Box Ltd.	64,690	380,875
Coforge Ltd.	621,594	8,137,555
Cyient Ltd.	162,730	1,640,680
Happiest Minds Technologies Ltd.	163,853	649,143
Hexaware Technologies Ltd.	298,671	1,557,954
Mastek Ltd.	29,656	517,519
Sonata Software Ltd.	331,758	979,188
Tata Technologies Ltd.	316,954	2,044,766
Zensar Technologies Ltd.	222,484	1,385,910
		17,293,590
Life Sciences Tools & Services — 1.0%
Indegene Ltd.	163,173	891,827
Onesource Specialty Pharma Ltd.(a)	89,510	1,325,172
SAI Life Sciences Ltd.(a)(b)	268,136	2,944,209
Syngene International Ltd.(b)	354,109	1,646,059
		6,807,267
Machinery — 6.1%
Action Construction Equipment Ltd.	82,383	803,218
AIA Engineering Ltd.	82,011	3,473,027
Azad Engineering Ltd.(a)	56,641	1,068,318
Balu Forge Industries Ltd.	69,140	370,004
BEML Ltd.	72,508	1,340,965
Craftsman Automation Ltd.	23,294	1,926,993
Elgi Equipments Ltd.	371,339	2,185,691
ESAB India Ltd.	8,991	544,701
Force Motors Ltd.	9,006	2,413,959
GMM Pfaudler Ltd.	55,837	572,791
Grindwell Norton Ltd.	86,415	1,579,645
Happy Forgings Ltd.	37,052	543,778
Ingersoll Rand India Ltd.	15,338	676,137
Inox India Ltd.	44,602	570,822
ISGEC Heavy Engineering Ltd.	48,782	476,508
Jupiter Wagons Ltd.	206,097	605,446
Jyoti CNC Automation Ltd.(a)	155,545	1,403,876
Kirloskar Brothers Ltd.	47,145	821,341
Kirloskar Oil Engines Ltd.	156,101	2,392,624
Kirloskar Pneumatic Co. Ltd.	76,408	977,472
KSB Ltd.	118,154	1,002,994
Lloyds Engineering Works Ltd.	998,352	525,806
LMW Ltd.	7,316	1,187,190
MTAR Technologies Ltd.(a)	42,050	1,762,423
Olectra Greentech Ltd.	81,093	890,080
Shaily Engineering Plastics Ltd.	40,741	876,951
Shakti Pumps India Ltd.	110,012	623,551
SKF India Industrial Ltd., NVS(a)	48,561	1,367,803
Tega Industries Ltd.	36,680	732,866
Texmaco Rail & Engineering Ltd., Class L	390,157	449,642
Thermax Ltd.	81,446	2,793,636
Timken India Ltd.	73,448	2,804,110
Titagarh Rail System Ltd.	158,096	1,220,151
Vesuvius India Ltd.	177,514	975,237
		41,959,756
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	320,643	928,508
Media — 0.7%
Affle 3i Ltd.(a)	123,661	1,873,085
Network18 Media & Investments Ltd.(a)	1,029,037	377,438
Security	Shares	Value
Media (continued)
Sun TV Network Ltd.	192,404	$1,372,314
Zee Entertainment Enterprises Ltd.	1,502,087	1,445,734
		5,068,571
Metals & Mining — 3.7%
Ashapura Minechem Ltd.	92,771	539,511
Godawari Power and Ispat Ltd.	457,820	1,341,025
Gravita India Ltd.	65,176	1,157,151
Hindustan Copper Ltd.	566,556	3,532,091
Jindal Saw Ltd.	430,211	877,926
Kirloskar Ferrous Industries Ltd.	131,694	575,621
Maharashtra Seamless Ltd.	77,019	475,696
Mishra Dhatu Nigam Ltd.(b)	89,147	340,115
MOIL Ltd.	115,433	390,400
National Aluminium Co. Ltd.	1,614,058	6,297,677
NMDC Steel Ltd.(a)	1,413,280	630,816
PTC Industries Ltd.(a)	10,271	2,025,257
Ramkrishna Forgings Ltd.	160,817	976,553
Ratnamani Metals & Tubes Ltd.	54,687	1,476,236
Sandur Manganese & Iron Ores Ltd.(The)	242,813	578,244
Sarda Energy & Minerals Ltd.	173,242	1,051,264
Surya Roshni Ltd.	130,144	320,570
Usha Martin Ltd.	298,684	1,377,032
Welspun Corp. Ltd.	180,307	1,640,264
		25,603,449
Office REITs — 2.0%
Brookfield India Real Estate Trust(b)	878,094	3,563,632
Embassy Office Parks REIT	1,666,044	7,789,954
Mindspace Business Parks REIT(b)	443,157	2,252,695
		13,606,281
Oil, Gas & Consumable Fuels — 1.0%
Aegis Logistics Ltd.	239,916	1,817,497
Chennai Petroleum Corp. Ltd.	102,159	1,080,728
Great Eastern Shipping Co. Ltd.(The)	195,169	2,873,663
Gujarat Mineral Development Corp. Ltd.	154,679	969,278
		6,741,166
Paper & Forest Products — 0.2%
Century Plyboards India Ltd.	108,424	876,923
JK Paper Ltd.	145,378	579,121
		1,456,044
Personal Care Products — 0.6%
Emami Ltd.	385,870	1,964,023
Gillette India Ltd.	12,727	1,167,707
Honasa Consumer Ltd.(a)	253,252	845,058
		3,976,788
Pharmaceuticals — 8.4%
Aarti Pharmalabs Ltd.	89,876	716,377
Acutaas Chemicals Ltd.	103,927	2,466,815
Aether Industries Ltd.(a)	63,483	671,012
Ajanta Pharma Ltd.	85,396	2,814,561
Alembic Pharmaceuticals Ltd.	95,625	749,037
Alivus Life Sciences Ltd.	60,930	612,675
AstraZeneca Pharma India Ltd.	9,756	952,386
Blue Jet Healthcare Ltd.	68,067	304,345
Caplin Point Laboratories Ltd.	37,648	705,997
Cohance Lifesciences Ltd.(a)	219,849	749,020
Concord Biotech Ltd.	49,959	671,820
Emcure Pharmaceuticals Ltd.	55,533	888,455
Eris Lifesciences Ltd.(b)	93,182	1,396,397
FDC Ltd./India	96,154	377,674
Gland Pharma Ltd.(b)	74,075	1,488,050
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	82,709	$2,342,013
Glenmark Pharmaceuticals Ltd.	303,114	7,122,864
Granules India Ltd.	236,956	1,521,912
Ipca Laboratories Ltd.	272,457	4,586,148
JB Chemicals & Pharmaceuticals Ltd.	168,260	3,795,854
Jubilant Pharmova Ltd.	140,273	1,336,709
Laurus Labs Ltd.(b)	685,293	8,124,808
Marksans Pharma Ltd.	444,935	854,788
Natco Pharma Ltd.	157,404	1,712,337
Neuland Laboratories Ltd.	15,033	2,123,504
Piramal Pharma Ltd.	1,168,162	2,007,837
Procter & Gamble Health Ltd.	14,546	783,531
Sanofi Consumer Healthcare India Ltd.	13,436	663,801
Sanofi India Ltd.	15,791	688,233
Shilpa Medicare Ltd.	175,486	651,164
Strides Pharma Science Ltd.	116,330	1,092,002
Wockhardt Ltd.(a)	142,795	2,143,813
		57,115,939
Professional Services — 1.6%
BLS International Services Ltd.	244,969	752,301
Computer Age Management Services Ltd.	459,147	3,426,218
eClerx Services Ltd.	41,229	1,440,111
Firstsource Solutions Ltd.	545,771	1,281,675
International Gemmological Institute India Ltd.	207,657	755,644
Latent View Analytics Ltd.(a)	100,401	372,703
RITES Ltd.	238,701	562,168
Sagility Ltd.	4,571,129	1,991,085
		10,581,905
Real Estate Management & Development — 1.4%
Aditya Birla Real Estate Ltd.	98,623	1,400,653
Anant Raj Ltd.	234,981	1,370,825
Brigade Enterprises Ltd.	262,617	2,004,450
Genus Prime Infra Ltd., NVS	29,552	8,131
Mahindra Lifespace Developers Ltd.	209,587	825,702
Max Estates Ltd.(a)	108,904	482,199
NESCO Ltd.	40,323	498,439
SignatureGlobal India Ltd.(a)	54,513	593,372
Sobha Ltd.	94,017	1,444,177
Sunteck Realty Ltd.	101,407	447,702
Valor Estate Ltd.(a)	307,958	386,051
		9,461,701
Retail REITs — 0.4%
Nexus Select Trust	1,627,270	2,892,467
Semiconductors & Semiconductor Equipment — 0.3%
Borosil Renewables Ltd.(a)	90,614	454,316
Premier Energies Ltd.(b)	221,165	1,777,830
		2,232,146
Software — 1.8%
AurionPro Solutions Ltd.	42,145	412,711
Birlasoft Ltd.	326,724	1,403,960
BlackBuck Ltd.(a)	194,716	1,248,487
CE Info Systems Ltd.	31,163	354,221
Intellect Design Arena Ltd.	163,446	1,256,414
KPIT Technologies Ltd.	294,459	2,502,710
Newgen Software Technologies Ltd.	126,106	706,152
Rategain Travel Technologies Ltd.(a)	101,834	593,979
Tanla Platforms Ltd.	115,956	580,635
Security	Shares	Value
Software (continued)
Tata Elxsi Ltd.	60,829	$3,024,711
		12,083,980
Specialty Retail — 1.2%
Aditya Birla Fashion and Retail Ltd.(a)	960,231	709,186
Aditya Birla Lifestyle Brands Ltd.(a)	835,822	939,506
Aditya Vision Ltd.(b)	112,725	600,108
Arvind Fashions Ltd.	155,833	758,217
BrainBees Solutions Ltd.(a)	182,366	437,251
Cartrade Tech Ltd.(a)	84,090	1,665,363
Ethos Ltd.(a)	26,511	708,903
PC Jeweller Ltd.(a)	3,835,652	418,996
Redtape Ltd./India	271,698	351,127
Senco Gold Ltd.	115,392	403,558
Thanga Mayil Jewellery Ltd.	20,953	912,872
V2 Retail Ltd.(a)	28,484	623,577
		8,528,664
Technology Hardware, Storage & Peripherals — 0.2%
Netweb Technologies India Ltd.	33,045	1,404,252
Textiles, Apparel & Luxury Goods — 2.0%
Alok Industries Ltd.(a)	2,418,690	381,586
Arvind Ltd.	309,457	1,199,668
Bata India Ltd.	100,134	868,830
Campus Activewear Ltd.	179,867	513,621
Garware Technical Fibres Ltd.	88,906	628,787
Indo Count Industries Ltd.	134,176	393,810
KPR Mill Ltd.	233,637	2,313,214
Pearl Global Industries Ltd.	31,521	535,912
Rajesh Exports Ltd.(a)	108,969	172,709
Raymond Lifestyle Ltd.(a)	47,357	458,969
Relaxo Footwears Ltd.	142,377	545,679
Safari Industries India Ltd.	43,532	860,612
Swan Corp. Ltd.	212,933	896,230
Trident Ltd./India	2,445,213	689,389
Vardhman Textiles Ltd.	198,568	1,189,350
Vedant Fashions Ltd.	115,979	497,689
VIP Industries Ltd.(a)	125,291	493,342
Welspun Living Ltd.	564,361	781,252
		13,420,649
Tobacco — 0.3%
Godfrey Phillips India Ltd.	73,284	1,703,493
Trading Companies & Distributors — 0.2%
IndiaMART Intermesh Ltd.(b)	58,853	1,382,716
Transportation Infrastructure — 0.2%
Gujarat Pipavav Port Ltd.	523,770	1,018,279
Water Utilities — 0.2%
VA Tech Wabag Ltd.	85,495	1,188,989
Total Investments — 99.7% (Cost: $540,584,534)		681,943,812
Other Assets Less Liabilities — 0.3%		2,382,048
Net Assets — 100.0%		$684,325,860

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$20,210,000	$—	$(20,210,000)(b)	$—	$—	$—	—	$319,771	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	51	03/30/26	$2,584	$(49,707)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$49,707	$—	$—	$—	$49,707

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(129,901)	$—	$—	$—	$(129,901)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(18,867)	$—	$—	$—	$(18,867)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,430,093
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI India Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$59,501,764	$622,442,048	$—	$681,943,812
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(49,707)	$—	$(49,707)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)	$9,212,658,069	$681,943,812
Investments, at value—affiliated(b)	267,630,000	—
Cash	42,635,554	9,761,678
Cash pledged for futures contracts	2,271,000	168,000
Foreign currency, at value(c)	26,176,796	1,248,471
Receivables:
Investments sold	30,176,946	15,306,051
Capital shares sold	67,571	—
Dividends—unaffiliated	3,265,148	166,478
Dividends—affiliated	781,223	18,605
Total assets	9,585,662,307	708,613,095
LIABILITIES
Payables:
Investments purchased	40,491,807	18,202,636
Capital shares redeemed	67,569	—
Deferred foreign capital gain tax	273,526,832	5,648,698
Investment advisory fees	4,413,825	390,618
Variation margin on futures contracts	528,467	45,283
Total liabilities	319,028,500	24,287,235
Commitments and contingent liabilities
NET ASSETS	$9,266,633,807	$684,325,860
NET ASSETS CONSIST OF
Paid-in capital	$6,625,512,369	$587,813,340
Accumulated earnings	2,641,121,438	96,512,520
NET ASSETS	$9,266,633,807	$684,325,860
NET ASSET VALUE
Shares outstanding	177,150,000	10,250,000
Net asset value	$52.31	$66.76
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$7,063,883,362	$540,584,534
(b) Investments, at cost—affiliated	$267,630,000	$—
(c) Foreign currency, at cost	$26,184,004	$1,248,645
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$38,583,538	$2,881,282
Dividends—affiliated	5,648,538	319,771
Interest—unaffiliated	92,678	12,881
Foreign taxes withheld	(9,503,345)	(525,636)
Total investment income	34,821,409	2,688,298
EXPENSES
Investment advisory	28,719,574	2,960,296
Commitment costs	20,439	3,905
Interest expense	—	3,035
Total expenses	28,740,013	2,967,236
Net investment income (loss)	6,081,396	(278,938)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(48,179,539)	1,680,590
Foreign currency transactions	(2,507,109)	(532,834)
Futures contracts	(2,469,685)	(129,901)
	(53,156,333)	1,017,855
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	104,580,482	(40,123,795)
Foreign currency translations	231,557	11,206
Futures contracts	(483,627)	(18,867)
	104,328,412	(40,131,456)
Net realized and unrealized gain (loss)	51,172,079	(39,113,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,253,475	$(39,392,539)
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,337,441)	$(5,455,985)
(b) Net of reduction/increase in deferred foreign capital gain tax of	$(45,360,386)	$10,102,527
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,081,396	$46,831,105	$(278,938)	$404,668
Net realized gain (loss)	(53,156,333)	(134,863,866)	1,017,855	(13,779,934)
Net change in unrealized appreciation (depreciation)	104,328,412	(988,747,432)	(40,131,456)	(66,905,332)
Net increase (decrease) in net assets resulting from operations	57,253,475	(1,076,780,193)	(39,392,539)	(80,280,598)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	0 (b)	(75,501,466)	(15,123,014)(b)	(58,602,040)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	35,920,903	(1,177,268,839)	(160,042,824)	43,895,171
NET ASSETS
Total increase (decrease) in net assets	93,174,378	(2,329,550,498)	(214,558,377)	(94,987,467)
Beginning of period	9,173,459,429	11,503,009,927	898,884,237	993,871,704
End of period	$9,266,633,807	$9,173,459,429	$684,325,860	$898,884,237

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
16

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)
Net asset value, beginning of period	$51.97	$57.63	$43.77	$43.22	$48.79	$33.37
Net investment income(b)	0.03	0.26	0.26	0.21	0.21	0.14
Net realized and unrealized gain (loss)(c)	0.31	(5.52)	13.60	0.42	(2.87)	15.35
Net increase (decrease) from investment operations	0.34	(5.26)	13.86	0.63	(2.66)	15.49
Distributions(d)
From net investment income	0 (e)	(0.40)	—	—	(2.91)	(0.07)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(0.40)	—	(0.08)	(2.91)	(0.07)
Net asset value, end of period	$52.31	$51.97	$57.63	$43.77	$43.22	$48.79
Total Return(f)
Based on net asset value	0.65%(g)	(9.15)%	31.65%	1.44%	(5.66)%	46.54%
Ratios to Average Net Assets(h)
Total expenses	0.62%(i)	0.61%	0.62%	0.65%	0.68%	0.65%
Net investment income	0.13%(i)	0.48%	0.52%	0.51%	0.47%	0.35%
Supplemental Data
Net assets, end of period (000)	$9,266,634	$9,173,459	$11,503,010	$5,940,182	$4,185,618	$6,350,592
Portfolio turnover rate(j)	5%	30%	25%	18%	95%	25%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23(a)	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)
Net asset value, beginning of period	$71.91	$84.23	$62.81	$54.43	$57.80	$34.60
Net investment income (loss)(b)	(0.02)	0.04	0.13	0.15	0.04	(0.01)
Net realized and unrealized gain (loss)(c)	(3.72)	(7.13)	21.53	8.28	(2.64)	23.26
Net increase (decrease) from investment operations	(3.74)	(7.09)	21.66	8.43	(2.60)	23.25
Distributions(d)
From net investment income	0 (e)	(0.53)	—	—	(0.77)	(0.05)
From net realized gain	(1.41)	(4.70)	(0.24)	(0.05)	—	—
Return of capital	—	—	—	—	—	(0.00)(f)
Total distributions	(1.41)	(5.23)	(0.24)	(0.05)	(0.77)	(0.05)
Net asset value, end of period	$66.76	$71.91	$84.23	$62.81	$54.43	$57.80
Total Return(g)
Based on net asset value	(5.29)%(h)	(8.94)%	34.57%	15.50%	(4.61)%	67.25%
Ratios to Average Net Assets(i)
Total expenses	0.74%(j)	0.74%	0.75%	0.80%(k)	0.74%	0.74%
Net investment income (loss)	(0.07)%(j)	0.05%	0.18%	0.28%	0.08%	(0.01)%
Supplemental Data
Net assets, end of period (000)	$684,326	$898,884	$993,872	$414,565	$304,800	$329,466
Portfolio turnover rate(l)	14%	62%	51%	150%	56%	55%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Rounds to less than $0.01.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.74%.
(l) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Diversified
Basis of Consolidation: The accompanying consolidated financial statements for MSCI India Small-Cap included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invested in Indian securities. On June 16, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $4 billion	0.6500%
Over $4 billion, up to and including $6 billion	0.6175
Over $6 billion, up to and including $8 billion	0.5867
Over $8 billion	0.5573
For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI India	$509,672,076	$513,763,216
MSCI India Small-Cap	108,021,836	275,843,257
There were no in-kind transactions for the six months ended February 28, 2026.
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
MSCI India	$(306,395,702)	$(93,245,140)
MSCI India Small-Cap	—	(8,538,636)

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI India	$6,118,003,504	$3,361,510,772	$—	$3,361,510,772
MSCI India Small-Cap	571,951,908	170,109,390	(60,167,193)	109,942,197
8. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI India
Shares sold	1,950,000	$104,571,517	29,450,000	$1,622,628,822
Shares redeemed	(1,300,000)	(68,650,614)	(52,550,000)	(2,799,897,661)
	650,000	$35,920,903	(23,100,000)	$(1,177,268,839)
MSCI India Small-Cap
Shares sold	350,000	$24,459,163	5,100,000	$358,412,673
Shares redeemed	(2,600,000)	(184,501,987)	(4,400,000)	(314,517,502)
	(2,250,000)	$(160,042,824)	700,000	$43,895,171
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
24

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
26

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI United Kingdom ETF | EWU | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 7.3%
BAE Systems PLC	2,892,844	$82,606,725
Melrose Industries PLC	1,205,096	9,169,864
Rolls-Royce Holdings PLC	8,096,296	145,588,266
		237,364,855
Banks — 17.8%
Barclays PLC	13,368,273	81,141,612
HSBC Holdings PLC	16,557,933	309,484,546
Lloyds Banking Group PLC	56,771,497	77,550,805
NatWest Group PLC, NVS	7,710,373	64,014,731
Standard Chartered PLC	1,850,696	45,651,873
		577,843,567
Beverages — 1.9%
Coca-Cola HBC AG, Class DI(a)	210,612	13,671,104
Diageo PLC	2,146,333	48,134,819
		61,805,923
Broadline Retail — 0.6%
Next PLC	112,129	20,434,339
Capital Markets — 3.1%
3i Group PLC	957,595	42,781,402
London Stock Exchange Group PLC	441,972	52,658,079
Schroders PLC	699,493	5,508,089
		100,947,570
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	2,439,713	15,073,363
Consumer Staples Distribution & Retail — 1.8%
J Sainsbury PLC	1,662,629	7,819,845
Marks & Spencer Group PLC	1,976,793	10,568,124
Tesco PLC	6,158,303	39,865,973
		58,253,942
Diversified Consumer Services — 0.2%
Pearson PLC	550,432	7,083,682
Diversified REITs — 0.2%
Land Securities Group PLC	677,252	5,883,789
Diversified Telecommunication Services — 0.5%
BT Group PLC	5,766,777	16,807,837
Electric Utilities — 1.3%
SSE PLC	1,163,645	42,060,388
Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	365,991	20,594,171
Financial Services — 0.5%
M&G PLC	2,193,902	9,367,835
Wise PLC, Class A(a)(b)	638,916	7,403,032
		16,770,867
Food Products — 0.3%
Associated British Foods PLC	311,378	8,292,726
Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	778,185	14,365,324
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(c)	122,262	2
Hotels, Restaurants & Leisure — 2.5%
Compass Group PLC	1,639,224	50,198,730
Entain PLC	579,916	4,493,157
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group PLC	138,229	$18,995,464
Whitbread PLC	165,381	5,790,263
		79,477,614
Household Durables — 0.2%
Barratt Redrow PLC	1,292,315	6,326,985
Household Products — 1.7%
Reckitt Benckiser Group PLC	621,930	54,791,354
Industrial Conglomerates — 0.4%
Smiths Group PLC	306,134	11,317,888
Industrial REITs — 0.4%
Segro PLC	1,240,598	14,044,019
Insurance — 3.1%
Admiral Group PLC	250,964	10,025,882
Aviva PLC	2,947,726	27,164,563
Legal & General Group PLC	5,492,618	20,063,180
Phoenix Group Holdings PLC	674,030	6,961,886
Prudential PLC	2,455,281	37,606,304
		101,821,815
Interactive Media & Services — 0.2%
Auto Trader Group PLC(d)	833,278	5,519,593
Machinery — 0.2%
Spirax Group PLC	70,599	7,522,828
Media — 0.4%
Informa PLC	1,242,559	14,033,796
Metals & Mining — 8.6%
Anglo American PLC, NVS	1,078,883	53,828,240
Antofagasta PLC	380,150	21,840,659
Endeavour Mining PLC	186,181	13,302,259
Fresnillo PLC	212,107	12,102,667
Glencore PLC	9,624,057	69,539,723
Rio Tinto PLC	1,088,249	107,812,535
		278,426,083
Multi-Utilities — 3.1%
Centrica PLC	4,379,562	11,744,865
National Grid PLC	4,789,837	89,601,772
		101,346,637
Oil, Gas & Consumable Fuels — 10.1%
BP PLC	15,177,012	98,368,445
Shell PLC	5,495,610	230,171,936
		328,540,381
Personal Care Products — 4.8%
Unilever PLC	2,102,231	154,476,301
Pharmaceuticals — 14.8%
AstraZeneca PLC	1,495,115	314,621,154
GSK PLC	3,928,686	116,734,171
Haleon PLC	8,586,219	47,129,228
		478,484,553
Professional Services — 3.2%
Experian PLC	884,547	33,293,631
Intertek Group PLC	147,427	9,394,058
RELX PLC	1,755,440	61,323,439
		104,011,128
Software — 0.3%
Sage Group PLC(The)	920,045	10,123,933
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 0.3%
JD Sports Fashion PLC	2,437,123	$2,684,796
Kingfisher PLC	1,670,587	8,403,100
		11,087,896
Tobacco — 5.1%
British American Tobacco PLC	2,100,038	131,137,693
Imperial Brands PLC	726,487	32,538,528
		163,676,221
Trading Companies & Distributors — 1.2%
Ashtead Group PLC	403,950	28,933,646
Bunzl PLC	310,521	9,162,183
		38,095,829
Water Utilities — 0.7%
Severn Trent PLC	261,216	11,529,912
United Utilities Group PLC	657,331	12,321,281
		23,851,193
Wireless Telecommunication Services — 1.0%
Airtel Africa PLC(d)	867,393	4,069,558
Vodafone Group PLC	18,082,633	27,844,177
		31,913,735
Total Long-Term Investments — 99.4% (Cost: $2,587,630,172)		3,222,472,127
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	4,163,172	4,165,254
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	1,610,000	$1,610,000
Total Short-Term Securities — 0.2% (Cost: $5,775,246)		5,775,254
Total Investments — 99.6% (Cost: $2,593,405,418)		3,228,247,381
Other Assets Less Liabilities — 0.4%		12,437,099
Net Assets — 100.0%		$3,240,684,480

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,184,941	$—	$(1,019,889)(a)	$497	$(295)	$4,165,254	4,163,172	$6,236 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,060,000	550,000 (a)	—	—	—	1,610,000	1,610,000	21,071	—
				$497	$(295)	$5,775,254		$27,307	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	119	03/20/26	$17,499	$859,635
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI United Kingdom ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$859,635	$—	$—	$—	$859,635

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,945,799	$—	$—	$—	$1,945,799
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$583,066	$—	$—	$—	$583,066
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$17,974,742
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,889,403	$3,210,582,722	$2	$3,222,472,127
Short-Term Securities
Money Market Funds	5,775,254	—	—	5,775,254
	$17,664,657	$3,210,582,722	$2	$3,228,247,381
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$859,635	$—	$859,635

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
February 28, 2026

iShares MSCI United Kingdom ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,222,472,127
Investments, at value—affiliated(c)	5,775,254
Cash	7,038
Foreign currency collateral pledged for futures contracts(d)	1,260,053
Foreign currency, at value(e)	12,307,449
Receivables:
Investments sold	13,044,598
Securities lending income—affiliated	791
Capital shares sold	8,342,071
Dividends—unaffiliated	9,743,763
Dividends—affiliated	2,266
Tax reclaims	78,272
Variation margin on futures contracts	160,927
Total assets	3,273,194,609
LIABILITIES
Collateral on securities loaned, at value	4,165,986
Payables:
Investments purchased	27,212,676
Investment advisory fees	1,131,467
Total liabilities	32,510,129
Commitments and contingent liabilities
NET ASSETS	$3,240,684,480
NET ASSETS CONSIST OF
Paid-in capital	$3,344,416,902
Accumulated loss	(103,732,422)
NET ASSETS	$3,240,684,480
NET ASSET VALUE
Shares outstanding	66,600,000
Net asset value	$48.66
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$2,587,630,172
(b) Securities loaned, at value	$4,005,868
(c) Investments, at cost—affiliated	$5,775,246
(d) Foreign currency collateral pledged, at cost	$1,258,773
(e) Foreign currency, at cost	$12,382,299
See notes to financial statements.
Statement of Assets and Liabilities
6

Statement of Operations (unaudited)
Six Months Ended February 28, 2026

iShares MSCI United Kingdom ETF
INVESTMENT INCOME
Dividends—unaffiliated	$31,955,026
Dividends—affiliated	21,071
Interest—unaffiliated	19,191
Securities lending income—affiliated—net	6,236
Foreign taxes withheld	(17,784)
Total investment income	31,983,740
EXPENSES
Investment advisory	6,883,938
Commitment costs	13,560
Total expenses	6,897,498
Net investment income	25,086,242
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(29,546,417)
Investments—affiliated	497
Foreign currency transactions	93,836
Futures contracts	1,945,799
In-kind redemptions—unaffiliated(a)	50,000,188
22,493,903
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	472,352,914
Investments—affiliated	(295)
Foreign currency translations	(136,636)
Futures contracts	583,066
472,799,049
Net realized and unrealized gain	495,292,952
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$520,379,194
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares MSCI United Kingdom ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,086,242	$101,852,220
Net realized gain	22,493,903	136,277,667
Net change in unrealized appreciation (depreciation)	472,799,049	189,895,618
Net increase in net assets resulting from operations	520,379,194	428,025,505
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(52,814,498)(b)	(125,556,497)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(124,179,612)	(661,894,111)
NET ASSETS
Total increase (decrease) in net assets	343,385,084	(359,425,103)
Beginning of period	2,897,299,396	3,256,724,499
End of period	$3,240,684,480	$2,897,299,396

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets
8

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$41.45	$37.39	$31.96	$28.90	$33.05	$26.88
Net investment income(a)	0.38	1.21	1.18	1.10	1.26	1.20
Net realized and unrealized gain (loss)(b)	7.66	4.39	5.68	3.05	(3.95)	5.87
Net increase (decrease) from investment operations	8.04	5.60	6.86	4.15	(2.69)	7.07
Distributions from net investment income(c)	(0.83)(d)	(1.54)	(1.43)	(1.09)	(1.46)	(0.90)
Net asset value, end of period	$48.66	$41.45	$37.39	$31.96	$28.90	$33.05
Total Return(e)
Based on net asset value	19.68%(f)	15.49%	22.02%	14.46%	(8.50)%	26.46%
Ratios to Average Net Assets(g)
Total expenses	0.49%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.78%(h)	3.26%	3.51%	3.54%	3.90%	3.91%
Supplemental Data
Net assets, end of period (000)	$3,240,684	$2,897,299	$3,256,724	$2,697,754	$3,299,842	$3,579,181
Portfolio turnover rate(i)	2%	5%	10%	6%	7%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI United Kingdom	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
10

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI United Kingdom
J.P. Morgan Securities LLC	$4,005,868	$(4,005,868)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal
Notes to Financial Statements
12

Notes to Financial Statements (unaudited) (continued)
to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended February 28, 2026, the Fund paid BTC $2,289 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI United Kingdom	$20,068,694	$10,375,785	$(14,854,873)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI United Kingdom	$67,497,951	$50,555,125
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI United Kingdom	$88,065,946	$244,148,438
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2025, the Fund had non-expiring capital loss carryforwards of $726,376,539 available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI United Kingdom	$2,637,520,725	$784,242,622	$(192,656,331)	$591,586,291
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
During the six months ended February 28, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI United Kingdom
Shares sold	2,900,000	$134,185,141	9,400,000	$344,497,707
Shares redeemed	(6,200,000)	(258,364,753)	(26,600,000)	(1,006,391,818)
	(3,300,000)	$(124,179,612)	(17,200,000)	$(661,894,111)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
16

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
18

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: April 21, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: April 21, 2026